Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv PLC *	520,509	32,490,172
BorgWarner, Inc.	477,501	15,232,282
Ford Motor Co.	8,582,960	86,516,237
General Motors Co.	2,422,518	119,817,740
Tesla, Inc. *	6,144,689	2,486,141,169
		2,740,197,600

Banks 3.6%
Bank of America Corp.	14,687,408	680,026,990
Citigroup, Inc.	4,161,213	338,847,575
Citizens Financial Group, Inc.	970,611	46,171,965
Fifth Third Bancorp	1,480,386	65,595,904
Huntington Bancshares, Inc.	3,189,274	54,855,513
JPMorgan Chase & Co.	6,194,387	1,655,759,645
KeyCorp	2,186,913	39,320,696
M&T Bank Corp.	366,295	73,713,207
PNC Financial Services Group, Inc.	873,900	175,610,205
Regions Financial Corp.	1,997,355	49,214,827
Truist Financial Corp.	2,924,915	139,284,452
U.S. Bancorp	3,427,692	163,775,124
Wells Fargo & Co.	7,325,636	577,260,117
		4,059,436,220

Capital Goods 5.7%
3M Co.	1,197,020	182,186,444
A.O. Smith Corp.	264,274	17,785,640
Allegion PLC	192,851	25,597,113
AMETEK, Inc.	507,701	93,701,297
Axon Enterprise, Inc. *	159,377	103,942,492
Boeing Co. *	1,644,837	290,346,627
Builders FirstSource, Inc. *	253,939	42,478,916
Carrier Global Corp.	1,832,876	119,833,433
Caterpillar, Inc.	1,062,274	394,571,055
Cummins, Inc.	301,279	107,330,644
Deere & Co.	559,843	266,798,780
Dover Corp.	301,177	61,343,731
Eaton Corp. PLC	869,530	283,849,373
Emerson Electric Co.	1,253,103	162,840,735
Fastenal Co.	1,263,558	92,542,988
Fortive Corp.	766,953	62,376,287
GE Vernova, Inc.	605,702	225,854,162
Generac Holdings, Inc. *	131,567	19,646,900
General Dynamics Corp.	567,285	145,780,899
General Electric Co.	2,381,293	484,759,816
Honeywell International, Inc.	1,430,691	320,074,190
Howmet Aerospace, Inc.	895,243	113,319,859
Hubbell, Inc., Class B	118,408	50,087,768
Huntington Ingalls Industries, Inc.	84,900	16,747,374
IDEX Corp.	167,261	37,518,315
Illinois Tool Works, Inc.	592,102	153,449,154
Ingersoll Rand, Inc.	888,092	83,303,030
Johnson Controls International PLC	1,472,779	114,876,762
L3Harris Technologies, Inc.	418,585	88,744,206
Lennox International, Inc.	70,540	41,789,307
Lockheed Martin Corp.	464,439	215,012,035
SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	472,045	37,423,728
Nordson Corp.	120,513	26,539,373
Northrop Grumman Corp.	300,850	146,595,179
Otis Worldwide Corp.	880,552	84,022,272
PACCAR, Inc.	1,153,170	127,863,490
Parker-Hannifin Corp.	283,551	200,484,734
Pentair PLC	363,358	37,672,957
Quanta Services, Inc.	325,421	100,102,754
Rockwell Automation, Inc.	247,548	68,924,790
RTX Corp.	2,928,537	377,634,846
Snap-on, Inc.	115,744	41,106,482
Stanley Black & Decker, Inc.	339,357	29,887,171
Textron, Inc.	405,518	31,026,182
Trane Technologies PLC	494,465	179,367,179
TransDigm Group, Inc.	123,870	167,638,226
United Rentals, Inc.	144,281	109,373,655
Westinghouse Air Brake Technologies Corp.	379,545	78,914,996
WW Grainger, Inc.	97,567	103,681,524
Xylem, Inc.	534,505	66,300,000
		6,433,048,870

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	896,498	271,647,859
Broadridge Financial Solutions, Inc.	258,350	61,544,137
Cintas Corp.	754,540	151,338,088
Copart, Inc. *	1,925,907	111,567,793
Dayforce, Inc. *	346,010	24,476,747
Equifax, Inc.	272,388	74,846,775
Jacobs Solutions, Inc.	271,408	38,032,403
Leidos Holdings, Inc.	295,366	41,950,833
Paychex, Inc.	705,868	104,235,528
Paycom Software, Inc.	106,958	22,200,202
Republic Services, Inc., Class A	447,928	97,142,145
Rollins, Inc.	622,233	30,800,533
Veralto Corp.	541,872	56,024,146
Verisk Analytics, Inc., Class A	311,281	89,474,611
Waste Management, Inc.	802,444	176,746,315
		1,352,028,115

Consumer Discretionary Distribution & Retail 6.3%
Amazon.com, Inc. *	20,590,517	4,893,954,081
AutoZone, Inc. *	37,259	124,825,474
Best Buy Co., Inc.	430,461	36,959,381
CarMax, Inc. *	338,848	29,018,943
eBay, Inc.	1,050,702	70,901,371
Genuine Parts Co.	307,006	35,689,448
Home Depot, Inc.	2,185,470	900,369,931
LKQ Corp.	572,572	21,408,467
Lowe's Cos., Inc.	1,248,176	324,575,687
O'Reilly Automotive, Inc. *	126,879	164,234,715
Pool Corp.	83,157	28,626,797
Ross Stores, Inc.	728,579	109,694,854
TJX Cos., Inc.	2,481,577	309,675,994
Tractor Supply Co.	1,177,560	64,012,162
Ulta Beauty, Inc. *	103,183	42,526,873
		7,156,474,178

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	334,237	59,280,274
DR Horton, Inc.	641,864	91,080,502
Garmin Ltd.	339,098	73,194,303
Hasbro, Inc.	290,634	16,810,270
Lennar Corp., Class A	524,458	68,829,868
Lululemon Athletica, Inc. *	248,534	102,942,783
Mohawk Industries, Inc. *	116,943	14,302,129
NIKE, Inc., Class B	2,621,376	201,583,814
NVR, Inc. *	6,741	54,037,069
PulteGroup, Inc.	450,611	51,270,520
Ralph Lauren Corp., Class A	89,268	22,290,220
Tapestry, Inc.	514,237	37,508,447
		793,130,199

Consumer Services 1.9%
Airbnb, Inc., Class A *	950,384	124,661,869
Booking Holdings, Inc.	72,821	344,993,857
Caesars Entertainment, Inc. *	470,484	16,960,948
Carnival Corp. *	2,282,426	63,154,728
Chipotle Mexican Grill, Inc., Class A *	2,993,503	174,670,900
Darden Restaurants, Inc.	258,452	50,460,169
Domino's Pizza, Inc.	76,309	34,271,898
Expedia Group, Inc. *	270,336	46,213,939
Hilton Worldwide Holdings, Inc.	537,112	137,538,270
Las Vegas Sands Corp.	763,886	35,008,895
Marriott International, Inc., Class A	507,597	147,502,612
McDonald's Corp.	1,576,727	455,201,085
MGM Resorts International *	491,190	16,936,231
Norwegian Cruise Line Holdings Ltd. *	962,286	27,280,808
Royal Caribbean Cruises Ltd.	545,055	145,311,663
Starbucks Corp.	2,494,206	268,576,102
Wynn Resorts Ltd.	206,043	17,894,835
Yum! Brands, Inc.	614,928	80,248,104
		2,186,886,913

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	974,863	955,248,756
Dollar General Corp.	481,652	34,226,191
Dollar Tree, Inc. *	446,266	32,733,611
Kroger Co.	1,460,923	90,051,294
Sysco Corp.	1,082,661	78,947,640
Target Corp.	1,013,446	139,764,338
Walgreens Boots Alliance, Inc.	1,553,943	15,974,534
Walmart, Inc.	9,550,428	937,470,013
		2,284,416,377

Energy 3.1%
APA Corp.	819,541	17,972,534
Baker Hughes Co., Class A	2,171,296	100,270,449
Chevron Corp.	3,677,228	548,605,645
ConocoPhillips	2,846,115	281,281,545
Coterra Energy, Inc.	1,611,196	44,662,353
Devon Energy Corp.	1,446,347	49,320,433
Diamondback Energy, Inc.	412,760	67,841,234
EOG Resources, Inc.	1,235,738	155,443,483
EQT Corp.	1,310,116	66,973,130
Exxon Mobil Corp.	9,670,207	1,033,068,214
Halliburton Co.	1,941,185	50,509,634
Hess Corp.	607,667	84,483,943
Kinder Morgan, Inc.	4,258,991	117,037,073
Marathon Petroleum Corp.	706,691	102,971,946
Occidental Petroleum Corp.	1,485,165	69,282,947
ONEOK, Inc.	1,365,068	132,643,657
Phillips 66	908,201	107,049,652
SECURITY	NUMBER OF SHARES	VALUE ($)
Schlumberger NV	3,113,559	125,414,156
Targa Resources Corp.	478,782	94,224,298
Texas Pacific Land Corp.	41,307	53,582,201
Valero Energy Corp.	697,084	92,712,172
Williams Cos., Inc.	2,678,986	148,496,194
		3,543,846,893

Equity Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc.	341,046	33,200,828
American Tower Corp.	1,029,117	190,335,189
AvalonBay Communities, Inc.	313,423	69,426,329
BXP, Inc.	321,794	23,536,013
Camden Property Trust	235,270	26,752,552
Crown Castle, Inc.	957,837	85,515,687
Digital Realty Trust, Inc.	685,054	112,252,949
Equinix, Inc.	211,899	193,603,640
Equity Residential	747,599	52,802,917
Essex Property Trust, Inc.	141,118	40,157,949
Extra Space Storage, Inc.	465,687	71,715,798
Federal Realty Investment Trust	167,440	18,189,007
Healthpeak Properties, Inc.	1,543,230	31,883,132
Host Hotels & Resorts, Inc.	1,519,185	25,385,581
Invitation Homes, Inc.	1,250,482	38,952,514
Iron Mountain, Inc.	646,740	65,689,382
Kimco Realty Corp.	1,491,656	33,487,677
Mid-America Apartment Communities, Inc.	256,549	39,144,246
Prologis, Inc.	2,038,888	243,137,394
Public Storage	347,133	103,612,258
Realty Income Corp.	1,919,709	104,892,900
Regency Centers Corp.	361,240	25,951,482
SBA Communications Corp., Class A	236,296	46,682,638
Simon Property Group, Inc.	674,968	117,349,937
UDR, Inc.	660,883	27,585,256
Ventas, Inc.	921,694	55,688,752
VICI Properties, Inc., Class A	2,324,707	69,206,527
Welltower, Inc.	1,301,556	177,636,363
Weyerhaeuser Co.	1,603,623	49,102,936
		2,172,877,833

Financial Services 8.4%
American Express Co.	1,224,452	388,702,287
Ameriprise Financial, Inc.	213,188	115,837,832
Apollo Global Management, Inc.	984,728	168,368,793
Bank of New York Mellon Corp.	1,601,224	137,593,178
Berkshire Hathaway, Inc., Class B *	4,032,907	1,890,102,524
Blackrock, Inc.	320,323	344,507,387
Blackstone, Inc.	1,588,571	281,351,810
Capital One Financial Corp.	839,692	171,053,657
Cboe Global Markets, Inc.	231,045	47,209,425
Charles Schwab Corp. (a)	3,267,646	270,299,677
CME Group, Inc.	792,263	187,386,045
Corpay, Inc. *	154,081	58,626,280
Discover Financial Services	552,834	111,169,389
FactSet Research Systems, Inc.	83,184	39,463,321
Fidelity National Information Services, Inc.	1,185,017	96,543,335
Fiserv, Inc. *	1,251,751	270,428,286
Franklin Resources, Inc.	680,431	15,132,785
Global Payments, Inc.	562,243	63,449,123
Goldman Sachs Group, Inc.	690,673	442,306,989
Intercontinental Exchange, Inc.	1,263,318	201,916,116
Invesco Ltd.	974,340	18,736,558
Jack Henry & Associates, Inc.	159,864	27,830,724
KKR & Co., Inc.	1,485,757	248,225,422
MarketAxess Holdings, Inc.	83,911	18,513,284
Mastercard, Inc., Class A	1,803,507	1,001,721,893

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	342,414	171,015,248
Morgan Stanley	2,729,377	377,827,658
MSCI, Inc., Class A	172,361	102,859,874
Nasdaq, Inc.	910,627	74,981,027
Northern Trust Corp.	436,448	49,008,746
PayPal Holdings, Inc. *	2,207,643	195,553,017
Raymond James Financial, Inc.	401,390	67,626,187
S&P Global, Inc.	698,572	364,242,427
State Street Corp.	643,095	65,351,314
Synchrony Financial	854,157	58,919,750
T. Rowe Price Group, Inc.	486,609	56,894,324
Visa, Inc., Class A	3,802,223	1,299,599,821
		9,500,355,513

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	3,731,451	194,893,686
Archer-Daniels-Midland Co.	1,049,919	53,787,350
Brown-Forman Corp., Class B	405,022	13,369,776
Bunge Global SA	309,867	23,590,175
Campbell's Co.	424,922	16,474,226
Coca-Cola Co.	8,530,319	541,504,650
Conagra Brands, Inc.	1,042,338	26,986,131
Constellation Brands, Inc., Class A	343,837	62,165,730
General Mills, Inc.	1,217,832	73,240,416
Hershey Co.	326,362	48,709,529
Hormel Foods Corp.	635,138	19,041,437
J.M. Smucker Co.	234,290	25,043,258
Kellanova	592,192	48,399,852
Keurig Dr. Pepper, Inc.	2,472,483	79,366,704
Kraft Heinz Co.	1,947,404	58,110,535
Lamb Weston Holdings, Inc.	314,717	18,864,137
McCormick & Co., Inc. - Non Voting Shares	557,386	43,046,921
Molson Coors Beverage Co., Class B	383,430	20,992,793
Mondelez International, Inc., Class A	2,942,130	170,614,119
Monster Beverage Corp. *	1,544,602	75,237,563
PepsiCo, Inc.	3,018,687	454,885,944
Philip Morris International, Inc.	3,420,986	445,412,377
Tyson Foods, Inc., Class A	628,916	35,527,465
		2,549,264,774

Health Care Equipment & Services 4.6%
Abbott Laboratories	3,816,195	488,205,826
Align Technology, Inc. *	154,704	33,897,193
Baxter International, Inc.	1,121,868	36,528,022
Becton Dickinson & Co.	635,046	157,237,390
Boston Scientific Corp. *	3,242,754	331,928,300
Cardinal Health, Inc.	530,676	65,623,394
Cencora, Inc.	386,070	98,142,855
Centene Corp. *	1,106,896	70,874,551
Cigna Group	612,897	180,320,426
Cooper Cos., Inc. *	438,885	42,374,347
CVS Health Corp.	2,771,140	156,513,987
DaVita, Inc. *	98,088	17,283,106
Dexcom, Inc. *	856,930	74,407,232
Edwards Lifesciences Corp. *	1,298,556	94,080,382
Elevance Health, Inc.	510,675	202,074,098
GE HealthCare Technologies, Inc.	1,007,644	88,974,965
HCA Healthcare, Inc.	400,403	132,096,954
Henry Schein, Inc. *	275,355	22,028,400
Hologic, Inc. *	513,646	37,054,423
Humana, Inc.	264,201	77,471,659
IDEXX Laboratories, Inc. *	180,483	76,172,850
Insulet Corp. *	154,998	43,148,343
Intuitive Surgical, Inc. *	783,675	448,168,059
Labcorp Holdings, Inc.	184,911	46,190,768
McKesson Corp.	278,915	165,884,696
SECURITY	NUMBER OF SHARES	VALUE ($)
Medtronic PLC	2,821,722	256,268,792
Molina Healthcare, Inc. *	126,389	39,232,410
Quest Diagnostics, Inc.	244,681	39,907,471
ResMed, Inc.	321,990	76,047,598
Solventum Corp. *	300,490	22,254,289
STERIS PLC	217,363	47,961,146
Stryker Corp.	754,886	295,379,343
Teleflex, Inc.	103,164	18,594,279
UnitedHealth Group, Inc.	2,024,834	1,098,452,197
Universal Health Services, Inc., Class B	130,413	24,590,675
Zimmer Biomet Holdings, Inc.	439,250	48,089,090
		5,153,459,516

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	536,433	56,604,410
Clorox Co.	271,960	43,154,613
Colgate-Palmolive Co.	1,795,415	155,662,480
Estee Lauder Cos., Inc., Class A	516,097	43,057,973
Kenvue, Inc.	4,224,692	89,943,693
Kimberly-Clark Corp.	734,495	95,462,315
Procter & Gamble Co.	5,181,627	860,098,266
		1,343,983,750

Insurance 2.1%
Aflac, Inc.	1,102,185	118,352,625
Allstate Corp.	582,475	112,027,417
American International Group, Inc.	1,369,770	100,897,258
Aon PLC, Class A	475,103	176,177,695
Arch Capital Group Ltd.	824,618	76,747,197
Arthur J Gallagher & Co.	550,337	166,102,713
Assurant, Inc.	112,182	24,140,445
Brown & Brown, Inc.	523,132	54,750,995
Chubb Ltd.	825,267	224,373,592
Cincinnati Financial Corp.	342,169	46,894,261
Erie Indemnity Co., Class A	54,223	21,849,158
Everest Group Ltd.	94,209	32,738,570
Globe Life, Inc.	182,664	22,301,448
Hartford Financial Services Group, Inc.	635,418	70,880,878
Loews Corp.	397,646	33,978,851
Marsh & McLennan Cos., Inc.	1,081,788	234,618,181
MetLife, Inc.	1,278,010	110,560,645
Principal Financial Group, Inc.	466,351	38,450,640
Progressive Corp.	1,288,919	317,641,198
Prudential Financial, Inc.	782,945	94,548,438
Travelers Cos., Inc.	500,073	122,607,898
W.R. Berkley Corp.	666,479	39,208,960
Willis Towers Watson PLC	222,327	73,271,198
		2,313,120,261

Materials 1.9%
Air Products & Chemicals, Inc.	489,332	164,053,446
Albemarle Corp.	260,072	21,895,462
Amcor PLC	3,167,786	30,790,880
Avery Dennison Corp.	177,446	32,957,046
Ball Corp.	660,332	36,780,492
Celanese Corp., Class A	243,667	17,310,104
CF Industries Holdings, Inc.	384,199	35,426,990
Corteva, Inc.	1,511,596	98,661,871
Dow, Inc.	1,536,133	59,985,994
DuPont de Nemours, Inc.	921,563	70,776,038
Eastman Chemical Co.	253,052	25,216,632
Ecolab, Inc.	554,994	138,853,949
FMC Corp.	278,621	15,541,479
Freeport-McMoRan, Inc.	3,167,163	113,542,794
International Flavors & Fragrances, Inc.	564,256	49,141,055
International Paper Co.	762,762	42,432,450

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Linde PLC	1,047,656	467,380,295
LyondellBasell Industries NV, Class A	573,011	43,376,933
Martin Marietta Materials, Inc.	134,059	72,944,183
Mosaic Co.	690,782	19,265,910
Newmont Corp.	2,504,657	106,998,947
Nucor Corp.	514,955	66,135,671
Packaging Corp. of America	196,105	41,703,689
PPG Industries, Inc.	509,746	58,814,493
Sherwin-Williams Co.	510,247	182,750,066
Smurfit WestRock PLC	1,082,604	57,475,446
Steel Dynamics, Inc.	312,807	40,101,857
Vulcan Materials Co.	289,503	79,367,247
		2,189,681,419

Media & Entertainment 9.0%
Alphabet, Inc., Class A	12,855,927	2,622,866,227
Alphabet, Inc., Class C	10,471,409	2,152,921,690
Charter Communications, Inc., Class A *	212,990	73,585,915
Comcast Corp., Class A	8,398,478	282,692,770
Electronic Arts, Inc.	523,284	64,316,836
Fox Corp., Class A	760,012	38,897,414
Interpublic Group of Cos., Inc.	827,817	23,733,513
Live Nation Entertainment, Inc. *	346,138	50,079,246
Match Group, Inc.	546,820	19,521,474
Meta Platforms, Inc., Class A	4,796,497	3,305,649,802
Netflix, Inc. *	940,505	918,647,664
News Corp., Class A	1,108,837	31,180,496
Omnicom Group, Inc.	425,735	36,949,541
Paramount Global, Class B (b)	1,302,382	14,169,916
Take-Two Interactive Software, Inc. *	359,915	66,767,832
Walt Disney Co.	3,984,477	450,484,970
Warner Bros Discovery, Inc. *	4,924,183	51,408,471
		10,203,873,777

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	3,888,109	715,023,245
Agilent Technologies, Inc.	632,813	95,883,826
Amgen, Inc.	1,182,695	337,564,807
Biogen, Inc. *	320,201	46,086,530
Bio-Techne Corp.	350,054	25,746,472
Bristol-Myers Squibb Co.	4,462,450	263,061,427
Charles River Laboratories International, Inc. *	110,971	18,283,582
Danaher Corp.	1,414,360	315,034,546
Eli Lilly & Co.	1,733,630	1,406,112,620
Gilead Sciences, Inc.	2,742,129	266,534,939
Incyte Corp. *	351,924	26,098,684
IQVIA Holdings, Inc. *	379,585	76,433,236
Johnson & Johnson	5,297,317	805,986,782
Merck & Co., Inc.	5,565,774	550,009,787
Mettler-Toledo International, Inc. *	46,473	63,409,620
Moderna, Inc. *	744,621	29,352,960
Pfizer, Inc.	12,468,665	330,668,996
Regeneron Pharmaceuticals, Inc. *	231,343	155,689,212
Revvity, Inc.	267,698	33,764,749
Thermo Fisher Scientific, Inc.	841,587	503,058,629
Vertex Pharmaceuticals, Inc. *	566,668	261,619,282
Viatris, Inc.	2,625,765	29,618,629
Waters Corp. *	130,546	54,239,252
West Pharmaceutical Services, Inc.	159,871	54,603,940
Zoetis, Inc.	991,595	169,463,585
		6,633,349,337

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	661,900	95,803,406
CoStar Group, Inc. *	904,373	69,274,972
Millrose Properties, Inc., Class A *(c)	262,229	2,900,252
		167,978,630

Semiconductors & Semiconductor Equipment 10.5%
Advanced Micro Devices, Inc. *	3,570,544	414,004,577
Analog Devices, Inc.	1,092,653	231,522,244
Applied Materials, Inc.	1,813,876	327,132,537
Broadcom, Inc.	10,276,328	2,273,843,096
Enphase Energy, Inc. *	297,515	18,529,234
First Solar, Inc. *	235,277	39,413,603
Intel Corp.	9,498,170	184,549,443
KLA Corp.	294,469	217,388,795
Lam Research Corp.	2,826,863	229,117,246
Microchip Technology, Inc.	1,185,193	64,355,980
Micron Technology, Inc.	2,440,400	222,662,096
Monolithic Power Systems, Inc.	107,489	68,510,264
NVIDIA Corp.	53,971,571	6,480,366,530
NXP Semiconductors NV	558,001	116,371,108
ON Semiconductor Corp. *	938,306	49,110,936
QUALCOMM, Inc.	2,444,452	422,719,084
Skyworks Solutions, Inc.	350,685	31,126,801
Teradyne, Inc.	356,697	41,301,946
Texas Instruments, Inc.	2,007,085	370,527,962
		11,802,553,482

Software & Services 11.4%
Accenture PLC, Class A	1,374,825	529,238,884
Adobe, Inc. *	968,540	423,687,823
Akamai Technologies, Inc. *	332,062	33,172,994
ANSYS, Inc. *	192,828	67,586,214
Autodesk, Inc. *	473,476	147,412,018
Cadence Design Systems, Inc. *	602,822	179,411,884
Cognizant Technology Solutions Corp., Class A	1,091,282	90,150,806
Crowdstrike Holdings, Inc., Class A *	512,666	204,076,955
EPAM Systems, Inc. *	125,702	31,923,280
Fair Isaac Corp. *	53,537	100,304,782
Fortinet, Inc. *	1,398,263	141,056,771
Gartner, Inc. *	169,624	92,076,996
Gen Digital, Inc.	1,192,130	32,080,218
GoDaddy, Inc., Class A *	309,381	65,789,870
International Business Machines Corp.	2,034,429	520,203,495
Intuit, Inc.	616,706	370,954,826
Microsoft Corp.	16,358,427	6,789,728,711
Oracle Corp.	3,536,241	601,373,144
Palantir Technologies, Inc., Class A *	4,510,058	372,034,684
Palo Alto Networks, Inc. *	1,440,053	265,574,574
PTC, Inc. *	262,610	50,809,783
Roper Technologies, Inc.	235,476	135,551,759
Salesforce, Inc.	2,103,417	718,737,589
ServiceNow, Inc. *	453,247	461,577,680
Synopsys, Inc. *	337,753	177,482,446
Tyler Technologies, Inc. *	93,643	56,339,375
VeriSign, Inc. *	181,445	39,010,675
Workday, Inc., Class A *	469,448	123,023,543
		12,820,371,779

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	2,652,622	187,752,585
Apple, Inc.	33,258,243	7,848,945,348
Arista Networks, Inc. *	2,273,550	261,981,167
CDW Corp.	292,457	58,239,887

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cisco Systems, Inc.	8,770,145	531,470,787
Corning, Inc.	1,697,954	88,429,444
Dell Technologies, Inc., Class C	678,102	70,251,367
F5, Inc. *	128,580	38,221,691
Hewlett Packard Enterprise Co.	2,865,245	60,714,542
HP, Inc.	2,113,708	68,695,510
Jabil, Inc.	249,311	40,490,600
Juniper Networks, Inc.	724,835	25,267,748
Keysight Technologies, Inc. *	381,657	68,068,526
Motorola Solutions, Inc.	367,704	172,545,102
NetApp, Inc.	451,402	55,116,184
Seagate Technology Holdings PLC	463,580	44,670,569
Super Micro Computer, Inc. *	1,100,217	31,378,189
TE Connectivity PLC	658,852	97,490,330
Teledyne Technologies, Inc. *	102,018	52,164,864
Trimble, Inc. *	538,939	40,398,867
Western Digital Corp. *	760,459	49,528,695
Zebra Technologies Corp., Class A *	113,795	44,600,812
		9,936,422,814

Telecommunication Services 0.9%
AT&T, Inc.	15,787,265	374,631,798
T-Mobile U.S., Inc.	1,072,767	249,922,528
Verizon Communications, Inc.	9,262,133	364,835,419
		989,389,745

Transportation 1.4%
CH Robinson Worldwide, Inc.	261,130	25,979,824
CSX Corp.	4,240,534	139,386,353
Delta Air Lines, Inc.	1,412,741	95,035,087
Expeditors International of Washington, Inc.	306,286	34,787,964
FedEx Corp.	494,479	130,972,653
JB Hunt Transport Services, Inc.	173,768	29,752,557
Norfolk Southern Corp.	496,911	126,861,378
Old Dominion Freight Line, Inc.	412,737	76,608,115
Southwest Airlines Co.	1,317,750	40,468,102
Uber Technologies, Inc. *	4,633,038	309,718,590
Union Pacific Corp.	1,333,903	330,527,824
United Airlines Holdings, Inc. *	724,814	76,714,314
United Parcel Service, Inc., Class B	1,607,197	183,590,113
		1,600,402,874

Utilities 2.3%
AES Corp.	1,569,923	17,269,153
Alliant Energy Corp.	562,730	33,133,542
Ameren Corp.	586,581	55,255,930
American Electric Power Co., Inc.	1,171,242	115,203,363
American Water Works Co., Inc.	427,251	53,252,565
Atmos Energy Corp.	342,484	48,807,395
CenterPoint Energy, Inc.	1,441,183	46,939,330
CMS Energy Corp.	653,992	43,163,472
Consolidated Edison, Inc.	763,567	71,576,771
Constellation Energy Corp.	688,719	206,601,926
Dominion Energy, Inc.	1,846,355	102,638,874
SECURITY	NUMBER OF SHARES	VALUE ($)
DTE Energy Co.	453,590	54,376,369
Duke Energy Corp.	1,699,636	190,342,236
Edison International	853,844	46,107,576
Entergy Corp.	942,402	76,409,954
Evergy, Inc.	509,561	32,698,529
Eversource Energy	806,453	46,516,209
Exelon Corp.	2,207,074	88,282,960
FirstEnergy Corp.	1,131,081	45,017,024
NextEra Energy, Inc.	4,524,558	323,777,371
NiSource, Inc.	1,021,369	38,097,064
NRG Energy, Inc.	446,700	45,759,948
PG&E Corp.	4,811,925	75,306,626
Pinnacle West Capital Corp.	252,067	21,919,746
PPL Corp.	1,627,538	54,685,277
Public Service Enterprise Group, Inc.	1,099,228	91,829,507
Sempra	1,393,383	115,553,252
Southern Co.	2,407,830	202,137,329
Vistra Corp.	746,968	125,513,033
WEC Energy Group, Inc.	698,755	69,358,421
Xcel Energy, Inc.	1,259,683	84,650,698
		2,622,181,450
Total Common Stocks (Cost $44,197,606,269)		112,548,732,319

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	14,065,733	14,065,733
Total Short-Term Investments (Cost $14,065,733)		14,065,733
Total Investments in Securities (Cost $44,211,672,002)		112,562,798,052

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	1,243	377,079,588	(1,820,764)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,461,411.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$225,922,626	$6,034,575	$—	$—	$38,342,476	$270,299,677	3,267,646	$800,162

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$112,380,753,689	$—	$—	$112,380,753,689
Real Estate Management & Development	165,078,378	—	2,900,252	167,978,630
Short-Term Investments [1]	14,065,733	—	—	14,065,733
Liabilities
Futures Contracts [2]	(1,820,764)	—	—	(1,820,764)
Total	$112,558,077,036	$—	$2,900,252	$112,560,977,288

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv PLC *	76,820	4,795,105
Autoliv, Inc.	24,180	2,337,239
BorgWarner, Inc.	70,936	2,262,858
Ford Motor Co.	1,271,038	12,812,063
General Motors Co.	357,824	17,697,975
Gentex Corp.	72,704	1,884,488
Harley-Davidson, Inc.	38,603	1,044,597
Lear Corp.	17,523	1,648,739
Lucid Group, Inc. *	371,270	1,024,705
Modine Manufacturing Co. *	17,123	1,737,128
Rivian Automotive, Inc., Class A *	238,626	2,997,143
Tesla, Inc. *	909,510	367,987,746
Thor Industries, Inc.	17,656	1,815,743
		420,045,529

Banks 3.6%
Bank of America Corp.	2,173,768	100,645,458
BOK Financial Corp.	7,325	808,827
Cadence Bank	59,154	2,082,221
Citigroup, Inc.	615,869	50,150,213
Citizens Financial Group, Inc.	143,972	6,848,748
Columbia Banking System, Inc.	66,749	1,862,297
Comerica, Inc.	42,796	2,881,027
Commerce Bancshares, Inc.	39,771	2,656,703
Cullen/Frost Bankers, Inc.	20,607	2,872,616
East West Bancorp, Inc.	45,176	4,651,773
Fifth Third Bancorp	218,842	9,696,889
First Citizens BancShares, Inc., Class A	3,768	8,307,272
First Financial Bankshares, Inc.	41,684	1,553,146
First Horizon Corp.	174,253	3,814,398
FNB Corp.	114,358	1,794,277
Glacier Bancorp, Inc.	36,844	1,830,041
Home BancShares, Inc.	58,678	1,771,489
Huntington Bancshares, Inc.	473,086	8,137,079
JPMorgan Chase & Co.	916,658	245,022,683
KeyCorp	324,197	5,829,062
M&T Bank Corp.	54,042	10,875,412
Old National Bancorp	103,385	2,465,732
Pinnacle Financial Partners, Inc.	25,092	3,130,729
PNC Financial Services Group, Inc.	129,389	26,000,720
Popular, Inc.	22,891	2,356,400
Prosperity Bancshares, Inc.	30,146	2,411,680
Regions Financial Corp.	295,009	7,269,022
SouthState Corp.	31,949	3,373,495
Synovus Financial Corp.	46,181	2,605,532
Truist Financial Corp.	432,970	20,618,031
U.S. Bancorp	507,917	24,268,274
UMB Financial Corp.	22,155	2,612,074
United Bankshares, Inc.	43,489	1,674,327
Webster Financial Corp.	56,336	3,393,681
Wells Fargo & Co.	1,084,153	85,431,256
Western Alliance Bancorp	35,185	3,091,706
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	21,577	2,822,487
Zions Bancorp NA	47,176	2,729,603
		670,346,380

Capital Goods 6.3%
3M Co.	177,305	26,985,821
A.O. Smith Corp.	38,646	2,600,876
AAON, Inc.	21,578	2,511,248
Acuity Brands, Inc.	10,099	3,356,807
Advanced Drainage Systems, Inc.	22,786	2,755,055
AECOM	43,606	4,597,817
AeroVironment, Inc. *	9,123	1,643,508
AGCO Corp.	19,606	2,047,455
Air Lease Corp., Class A	34,577	1,597,457
Allegion PLC	28,375	3,766,214
Allison Transmission Holdings, Inc.	28,363	3,333,787
AMETEK, Inc.	75,342	13,905,120
API Group Corp. *	78,693	3,002,138
Applied Industrial Technologies, Inc.	12,406	3,225,932
Armstrong World Industries, Inc.	13,979	2,110,969
Axon Enterprise, Inc. *	23,594	15,387,535
AZEK Co., Inc., Class A *	47,628	2,439,982
Beacon Roofing Supply, Inc. *	19,997	2,366,445
Boeing Co. *	243,481	42,979,266
Boise Cascade Co.	12,293	1,550,885
Builders FirstSource, Inc. *	37,487	6,270,825
BWX Technologies, Inc.	29,619	3,344,874
Carlisle Cos., Inc.	14,782	5,756,998
Carrier Global Corp.	272,027	17,785,125
Caterpillar, Inc.	157,207	58,392,968
CNH Industrial NV	285,756	3,680,537
Comfort Systems USA, Inc.	11,547	5,043,152
Core & Main, Inc., Class A *	62,879	3,548,891
Crane Co.	15,648	2,665,167
CSW Industrials, Inc.	5,606	1,848,915
Cummins, Inc.	44,765	15,947,531
Curtiss-Wright Corp.	12,480	4,329,811
Deere & Co.	82,839	39,477,754
Donaldson Co., Inc.	38,056	2,709,207
Dover Corp.	44,404	9,044,207
Dycom Industries, Inc. *	9,476	1,792,480
Eaton Corp. PLC	128,626	41,988,671
EMCOR Group, Inc.	14,987	6,715,075
Emerson Electric Co.	185,674	24,128,336
Esab Corp.	18,535	2,295,374
Everus Construction Group, Inc. *	16,477	1,133,782
Fastenal Co.	185,703	13,600,888
Federal Signal Corp.	19,668	1,933,561
Ferguson Enterprises, Inc.	65,257	11,819,348
Flowserve Corp.	43,269	2,709,505
Fluor Corp. *	56,026	2,701,013
Fortive Corp.	113,015	9,191,510
Fortune Brands Innovations, Inc.	40,928	2,933,310
FTAI Aviation Ltd.	33,386	3,356,295
GATX Corp.	11,668	1,930,704
GE Vernova, Inc.	89,771	33,473,811
Generac Holdings, Inc. *	19,489	2,910,292
General Dynamics Corp.	83,956	21,575,013
General Electric Co.	352,388	71,735,625
Graco, Inc.	54,768	4,609,823

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HEICO Corp.	31,858	7,612,151
Hexcel Corp.	25,747	1,678,704
Honeywell International, Inc.	211,563	47,330,874
Howmet Aerospace, Inc.	132,257	16,741,091
Hubbell, Inc., Class B	17,505	7,404,790
Huntington Ingalls Industries, Inc.	12,944	2,553,333
IDEX Corp.	24,476	5,490,212
Illinois Tool Works, Inc.	87,543	22,687,644
Ingersoll Rand, Inc.	131,683	12,351,865
ITT, Inc.	26,878	4,059,116
Johnson Controls International PLC	216,882	16,916,796
L3Harris Technologies, Inc.	61,596	13,058,968
Lennox International, Inc.	10,437	6,183,088
Leonardo DRS, Inc. *	23,668	831,930
Lincoln Electric Holdings, Inc.	18,299	3,637,475
Loar Holdings, Inc. *	5,788	460,030
Lockheed Martin Corp.	68,679	31,794,943
Masco Corp.	69,744	5,529,304
MasTec, Inc. *	19,900	2,887,291
Middleby Corp. *	17,694	3,028,151
Moog, Inc., Class A	9,170	1,665,822
Mueller Industries, Inc.	36,309	2,859,334
NEXTracker, Inc., Class A *	46,714	2,355,320
Nordson Corp.	17,591	3,873,890
Northrop Grumman Corp.	44,748	21,804,358
nVent Electric PLC	53,535	3,484,593
Oshkosh Corp.	20,746	2,414,834
Otis Worldwide Corp.	130,772	12,478,264
Owens Corning	28,148	5,194,713
PACCAR, Inc.	171,087	18,970,127
Parker-Hannifin Corp.	41,841	29,583,679
Pentair PLC	53,797	5,577,673
Quanta Services, Inc.	48,120	14,802,193
RBC Bearings, Inc. *	10,232	3,568,410
Regal Rexnord Corp.	21,589	3,426,822
Rockwell Automation, Inc.	36,687	10,214,761
RTX Corp.	433,006	55,836,124
Sensata Technologies Holding PLC	50,073	1,359,983
Simpson Manufacturing Co., Inc.	13,397	2,250,696
SiteOne Landscape Supply, Inc. *	14,826	2,109,740
Snap-on, Inc.	17,108	6,075,906
SPX Technologies, Inc. *	15,519	2,304,882
Stanley Black & Decker, Inc.	49,478	4,357,528
Textron, Inc.	61,149	4,678,510
Timken Co.	20,293	1,628,919
Toro Co.	33,420	2,782,883
Trane Technologies PLC	73,439	26,639,997
TransDigm Group, Inc.	18,265	24,718,755
Trex Co., Inc. *	34,858	2,538,708
UFP Industries, Inc.	19,682	2,276,223
United Rentals, Inc.	21,380	16,207,323
Valmont Industries, Inc.	6,592	2,186,962
Vertiv Holdings Co., Class A	121,877	14,262,047
Watsco, Inc.	11,333	5,423,861
Watts Water Technologies, Inc., Class A	9,019	1,864,949
WESCO International, Inc.	14,904	2,757,240
Westinghouse Air Brake Technologies Corp.	55,947	11,632,500
WillScot Holdings Corp. *	60,282	2,234,051
Woodward, Inc.	19,471	3,607,003
WW Grainger, Inc.	14,463	15,369,396
Xylem, Inc.	79,215	9,825,829
Zurn Elkay Water Solutions Corp.	45,500	1,794,520
		1,165,781,779

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	37,255	781,237
Automatic Data Processing, Inc.	132,741	40,221,850
Booz Allen Hamilton Holding Corp., Class A	42,101	5,431,029
Broadridge Financial Solutions, Inc.	38,096	9,075,229
CACI International, Inc., Class A *	7,309	2,823,174
Casella Waste Systems, Inc., Class A *	20,149	2,166,823
Cintas Corp.	111,524	22,368,369
Clarivate PLC *	153,234	830,528
Clean Harbors, Inc. *	16,627	3,874,091
Concentrix Corp.	15,290	799,361
Copart, Inc. *	285,795	16,556,104
Dayforce, Inc. *	51,212	3,622,737
Dun & Bradstreet Holdings, Inc.	100,447	1,235,498
Equifax, Inc.	40,468	11,119,797
ExlService Holdings, Inc. *	53,920	2,710,019
Exponent, Inc.	16,733	1,533,914
FTI Consulting, Inc. *	11,252	2,198,078
Genpact Ltd.	54,268	2,642,309
Jacobs Solutions, Inc.	40,552	5,682,552
KBR, Inc.	42,353	2,304,850
Leidos Holdings, Inc.	43,318	6,152,456
Maximus, Inc.	19,991	1,505,122
MSA Safety, Inc.	12,850	2,116,781
Parsons Corp. *	15,099	1,196,898
Paychex, Inc.	104,767	15,470,943
Paycom Software, Inc.	15,879	3,295,845
Paylocity Holding Corp. *	14,121	2,902,148
RB Global, Inc.	59,809	5,351,709
Republic Services, Inc., Class A	66,104	14,335,974
Robert Half, Inc.	33,433	2,166,124
Rollins, Inc.	91,657	4,537,022
Science Applications International Corp.	16,170	1,750,888
SS&C Technologies Holdings, Inc.	69,168	5,599,150
Tetra Tech, Inc.	88,742	3,265,706
TransUnion	63,217	6,274,287
Veralto Corp.	79,827	8,253,314
Verisk Analytics, Inc., Class A	45,909	13,196,083
Waste Management, Inc.	118,875	26,183,408
		261,531,407

Consumer Discretionary Distribution & Retail 6.1%
Abercrombie & Fitch Co., Class A *	16,691	1,992,572
Amazon.com, Inc. *	3,047,405	724,307,220
AutoNation, Inc. *	8,671	1,634,917
AutoZone, Inc. *	5,497	18,416,104
Bath & Body Works, Inc.	71,310	2,681,969
Best Buy Co., Inc.	62,857	5,396,902
Burlington Stores, Inc. *	20,635	5,858,896
CarMax, Inc. *	50,946	4,363,015
Carvana Co., Class A *	38,506	9,529,465
Dick's Sporting Goods, Inc.	18,857	4,526,623
eBay, Inc.	155,974	10,525,126
Etsy, Inc. *	35,620	1,955,894
Floor & Decor Holdings, Inc., Class A *	35,004	3,503,900
GameStop Corp., Class A *	132,496	3,564,142
Gap, Inc.	72,258	1,739,250
Genuine Parts Co.	45,396	5,277,285
Home Depot, Inc.	323,480	133,267,290
Lithia Motors, Inc., Class A	8,693	3,269,437
LKQ Corp.	85,589	3,200,173
Lowe's Cos., Inc.	184,582	47,998,703
Murphy USA, Inc.	6,000	3,017,460

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	20,340	2,268,113
O'Reilly Automotive, Inc. *	18,802	24,337,685
Penske Automotive Group, Inc.	5,885	974,733
Pool Corp.	12,392	4,265,946
Ross Stores, Inc.	108,424	16,324,318
TJX Cos., Inc.	366,782	45,770,726
Tractor Supply Co.	176,120	9,573,883
Ulta Beauty, Inc. *	15,341	6,322,793
Valvoline, Inc. *	42,059	1,560,810
Williams-Sonoma, Inc.	41,124	8,692,380
		1,116,117,730

Consumer Durables & Apparel 0.9%
Brunswick Corp.	21,241	1,432,493
Champion Homes, Inc. *	17,149	1,583,367
Columbia Sportswear Co.	10,384	916,907
Crocs, Inc. *	18,976	1,936,880
Deckers Outdoor Corp. *	49,390	8,759,810
DR Horton, Inc.	95,027	13,484,331
Garmin Ltd.	50,186	10,832,648
Hasbro, Inc.	43,117	2,493,887
Installed Building Products, Inc.	7,599	1,510,985
KB Home	21,961	1,473,583
Lennar Corp., Class A	81,321	10,672,568
Lululemon Athletica, Inc. *	36,774	15,231,791
Mattel, Inc. *	111,221	2,073,160
Meritage Homes Corp.	23,448	1,825,896
Mohawk Industries, Inc. *	17,045	2,084,604
NIKE, Inc., Class B	387,608	29,807,055
NVR, Inc. *	997	7,992,132
PulteGroup, Inc.	66,834	7,604,373
PVH Corp.	17,822	1,596,851
Ralph Lauren Corp., Class A	13,223	3,301,783
SharkNinja, Inc. *	21,430	2,396,088
Skechers USA, Inc., Class A *	43,337	3,265,010
Tapestry, Inc.	75,942	5,539,210
Taylor Morrison Home Corp., Class A *	33,191	2,139,492
Tempur Sealy International, Inc.	57,230	3,613,502
Toll Brothers, Inc.	32,815	4,456,605
TopBuild Corp. *	9,524	3,263,684
VF Corp.	107,006	2,778,946
Whirlpool Corp.	17,925	1,882,304
		155,949,945

Consumer Services 2.3%
ADT, Inc.	116,929	898,015
Airbnb, Inc., Class A *	141,086	18,506,251
Aramark	85,923	3,343,264
Booking Holdings, Inc.	10,773	51,037,734
Boyd Gaming Corp.	21,968	1,683,847
Bright Horizons Family Solutions, Inc. *	19,073	2,338,350
Caesars Entertainment, Inc. *	70,442	2,539,434
Carnival Corp. *	338,164	9,356,998
Cava Group, Inc. *	26,465	3,574,098
Chipotle Mexican Grill, Inc., Class A *	443,402	25,872,507
Choice Hotels International, Inc.	7,396	1,089,653
Churchill Downs, Inc.	23,822	2,943,923
Darden Restaurants, Inc.	38,547	7,525,916
Domino's Pizza, Inc.	11,280	5,066,074
DoorDash, Inc., Class A *	109,008	20,583,981
DraftKings, Inc., Class A *	157,597	6,611,194
Duolingo, Inc. *	12,374	4,504,012
Expedia Group, Inc. *	39,996	6,837,316
Flutter Entertainment PLC *	58,017	15,488,799
H&R Block, Inc.	44,779	2,476,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	79,381	20,327,093
Hyatt Hotels Corp., Class A	13,709	2,169,175
Las Vegas Sands Corp.	113,208	5,188,323
Life Time Group Holdings, Inc. *	23,212	672,916
Light & Wonder, Inc. *	28,632	2,517,039
Marriott International, Inc., Class A	74,949	21,779,430
McDonald's Corp.	233,502	67,412,027
MGM Resorts International *	74,925	2,583,414
Norwegian Cruise Line Holdings Ltd. *	143,423	4,066,042
Planet Fitness, Inc., Class A *	27,546	2,979,375
Royal Caribbean Cruises Ltd.	80,495	21,459,967
Service Corp. International	46,678	3,646,485
Starbucks Corp.	368,793	39,711,630
Texas Roadhouse, Inc., Class A	21,694	3,928,783
Vail Resorts, Inc.	12,178	2,071,721
Viking Holdings Ltd. *	29,795	1,508,521
Wingstop, Inc.	9,677	2,882,778
Wyndham Hotels & Resorts, Inc.	25,468	2,674,649
Wynn Resorts Ltd.	30,203	2,623,131
Yum! Brands, Inc.	90,890	11,861,145
		414,341,736

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	128,673	2,579,894
BJ's Wholesale Club Holdings, Inc. *	43,118	4,270,838
Casey's General Stores, Inc.	11,974	5,050,274
Costco Wholesale Corp.	144,310	141,406,483
Dollar General Corp.	71,766	5,099,692
Dollar Tree, Inc. *	65,990	4,840,366
Kroger Co.	216,787	13,362,751
Maplebear, Inc. *	51,455	2,484,247
Performance Food Group Co. *	50,589	4,568,692
Sprouts Farmers Market, Inc. *	32,696	5,177,084
Sysco Corp.	160,414	11,697,389
Target Corp.	150,503	20,755,869
U.S. Foods Holding Corp. *	75,861	5,380,821
Walgreens Boots Alliance, Inc.	235,518	2,421,125
Walmart, Inc.	1,413,856	138,784,105
		367,879,630

Energy 3.2%
Antero Midstream Corp.	107,634	1,726,449
Antero Resources Corp. *	96,680	3,608,098
APA Corp.	119,125	2,612,411
Baker Hughes Co., Class A	321,839	14,862,525
ChampionX Corp.	63,418	1,816,292
Cheniere Energy, Inc.	73,017	16,330,252
Chevron Corp.	544,136	81,179,650
Chord Energy Corp.	19,647	2,209,305
Civitas Resources, Inc.	28,633	1,453,411
ConocoPhillips	421,313	41,638,364
Coterra Energy, Inc.	240,286	6,660,728
Devon Energy Corp.	215,017	7,332,080
Diamondback Energy, Inc.	61,237	10,064,913
DT Midstream, Inc.	31,234	3,157,133
EOG Resources, Inc.	183,040	23,024,602
EQT Corp.	193,936	9,914,008
Expand Energy Corp.	68,456	6,955,130
Exxon Mobil Corp.	1,431,048	152,878,858
Halliburton Co.	284,200	7,394,884
Hess Corp.	90,076	12,523,266
HF Sinclair Corp.	52,612	1,898,241
Kinder Morgan, Inc.	630,189	17,317,594
Marathon Petroleum Corp.	104,680	15,252,923
Matador Resources Co.	36,775	2,132,950
Murphy Oil Corp.	45,784	1,219,228

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Noble Corp. PLC	45,248	1,450,198
NOV, Inc.	125,792	1,817,694
Occidental Petroleum Corp.	220,796	10,300,133
ONEOK, Inc.	202,017	19,629,992
Ovintiv, Inc.	83,392	3,520,810
Permian Resources Corp., Class A	206,292	3,022,178
Phillips 66	134,566	15,861,294
Range Resources Corp.	79,999	2,963,163
Schlumberger NV	459,052	18,490,615
Targa Resources Corp.	71,028	13,978,310
TechnipFMC PLC	139,982	4,206,459
Texas Pacific Land Corp.	6,109	7,924,412
Valero Energy Corp.	103,146	13,718,418
Weatherford International PLC	23,272	1,464,972
Williams Cos., Inc.	396,774	21,993,183
		585,505,126

Equity Real Estate Investment Trusts (REITs) 2.1%
Agree Realty Corp.	34,294	2,488,716
Alexandria Real Estate Equities, Inc.	50,849	4,950,150
American Homes 4 Rent, Class A	102,532	3,550,683
American Tower Corp.	152,040	28,119,798
Americold Realty Trust, Inc.	84,882	1,854,672
AvalonBay Communities, Inc.	46,370	10,271,419
Brixmor Property Group, Inc.	98,553	2,568,291
BXP, Inc.	47,345	3,462,813
Camden Property Trust	34,493	3,922,199
Crown Castle, Inc.	141,099	12,597,319
CubeSmart	72,751	3,033,717
Digital Realty Trust, Inc.	101,542	16,638,672
EastGroup Properties, Inc.	15,766	2,674,229
Equinix, Inc.	31,421	28,708,111
Equity LifeStyle Properties, Inc.	61,225	4,007,176
Equity Residential	111,379	7,866,699
Essential Properties Realty Trust, Inc.	56,830	1,824,243
Essex Property Trust, Inc.	20,921	5,953,489
Extra Space Storage, Inc.	68,693	10,578,722
Federal Realty Investment Trust	25,288	2,747,035
First Industrial Realty Trust, Inc.	42,795	2,284,825
Gaming & Leisure Properties, Inc.	90,335	4,371,311
Healthcare Realty Trust, Inc., Class A	118,494	1,984,775
Healthpeak Properties, Inc.	227,794	4,706,224
Host Hotels & Resorts, Inc.	229,147	3,829,046
Invitation Homes, Inc.	185,934	5,791,844
Iron Mountain, Inc.	95,876	9,738,125
Kimco Realty Corp.	219,675	4,931,704
Kite Realty Group Trust	69,722	1,614,064
Lamar Advertising Co., Class A	28,259	3,572,503
Lineage, Inc.	19,172	1,150,320
Mid-America Apartment Communities, Inc.	37,958	5,791,632
NNN REIT, Inc.	62,680	2,468,965
Omega Healthcare Investors, Inc.	88,118	3,265,653
Prologis, Inc.	301,056	35,900,928
Public Storage	51,192	15,279,788
Realty Income Corp.	284,988	15,571,744
Regency Centers Corp.	53,054	3,811,399
Rexford Industrial Realty, Inc.	72,267	2,938,376
Ryman Hospitality Properties, Inc.	19,484	2,042,703
SBA Communications Corp., Class A	35,091	6,932,578
Simon Property Group, Inc.	99,615	17,319,064
STAG Industrial, Inc.	61,405	2,098,823
Sun Communities, Inc.	38,998	4,933,247
Terreno Realty Corp.	32,271	2,111,169
UDR, Inc.	97,969	4,089,226
Ventas, Inc.	136,969	8,275,667
VICI Properties, Inc., Class A	341,626	10,170,206
Vornado Realty Trust	52,846	2,286,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Welltower, Inc.	192,798	26,313,071
Weyerhaeuser Co.	237,557	7,273,995
WP Carey, Inc.	70,651	3,950,097
		384,617,343

Financial Services 8.6%
Affiliated Managers Group, Inc.	9,646	1,812,869
Affirm Holdings, Inc. *	80,578	4,920,898
AGNC Investment Corp.	288,202	2,873,374
Ally Financial, Inc.	88,935	3,465,797
American Express Co.	181,301	57,554,002
Ameriprise Financial, Inc.	31,604	17,172,349
Annaly Capital Management, Inc.	183,521	3,745,664
Apollo Global Management, Inc.	145,639	24,901,356
ARES Management Corp., Class A	60,762	12,044,244
Bank of New York Mellon Corp.	236,892	20,356,130
Berkshire Hathaway, Inc., Class B *	597,015	279,803,020
Blackrock, Inc.	47,385	50,962,567
Blackstone, Inc.	235,086	41,636,081
Block, Inc. *	182,277	16,554,397
Blue Owl Capital, Inc., Class A	168,585	4,384,896
Capital One Financial Corp.	124,169	25,294,467
Carlyle Group, Inc.	68,752	3,861,112
Cboe Global Markets, Inc.	34,149	6,977,665
Charles Schwab Corp. (a)	482,600	39,920,672
CME Group, Inc.	117,214	27,723,455
Coinbase Global, Inc., Class A *	66,746	19,445,112
Corebridge Financial, Inc.	85,818	2,897,216
Corpay, Inc. *	22,669	8,625,328
Credit Acceptance Corp. *	1,984	1,007,416
Discover Financial Services	81,941	16,477,516
Enact Holdings, Inc.	10,030	338,813
Equitable Holdings, Inc.	101,216	5,508,175
Essent Group Ltd.	33,655	1,960,404
Evercore, Inc., Class A	11,558	3,366,499
FactSet Research Systems, Inc.	12,241	5,807,253
Fidelity National Information Services, Inc.	175,520	14,299,614
FirstCash Holdings, Inc.	12,765	1,393,300
Fiserv, Inc. *	185,468	40,068,507
Franklin Resources, Inc.	99,212	2,206,475
Global Payments, Inc.	83,123	9,380,431
Goldman Sachs Group, Inc.	102,238	65,473,215
Hamilton Lane, Inc., Class A	13,209	2,102,609
Houlihan Lokey, Inc., Class A	17,473	3,175,194
Interactive Brokers Group, Inc., Class A	35,739	7,771,088
Intercontinental Exchange, Inc.	186,889	29,870,469
Invesco Ltd.	142,665	2,743,448
Jack Henry & Associates, Inc.	23,563	4,102,083
Jackson Financial, Inc., Class A	23,470	2,211,813
Janus Henderson Group PLC	41,519	1,865,449
Jefferies Financial Group, Inc.	53,200	4,090,548
KKR & Co., Inc.	219,532	36,677,211
Lazard, Inc.	36,704	1,995,596
LPL Financial Holdings, Inc.	24,345	8,931,937
MarketAxess Holdings, Inc.	12,381	2,731,620
Mastercard, Inc., Class A	267,035	148,319,250
MGIC Investment Corp.	84,341	2,154,069
Moody's Corp.	50,717	25,330,098
Morgan Stanley	404,032	55,930,150
Morningstar, Inc.	8,804	2,893,347
Mr. Cooper Group, Inc. *	20,701	2,148,971
MSCI, Inc., Class A	25,559	15,252,844
Nasdaq, Inc.	135,235	11,135,250
Northern Trust Corp.	64,735	7,269,093
OneMain Holdings, Inc.	39,470	2,192,164
PayPal Holdings, Inc. *	326,753	28,943,781

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Financial Services, Inc.	10,352	1,083,751
Radian Group, Inc.	48,766	1,659,019
Raymond James Financial, Inc.	59,591	10,039,892
Rithm Capital Corp.	162,530	1,870,720
Robinhood Markets, Inc., Class A *	231,994	12,052,088
S&P Global, Inc.	103,409	53,918,487
SEI Investments Co.	31,173	2,698,958
Shift4 Payments, Inc., Class A *	22,569	2,704,895
SoFi Technologies, Inc. *	353,918	5,584,826
Starwood Property Trust, Inc.	104,951	2,030,802
State Street Corp.	95,725	9,727,574
Stifel Financial Corp.	33,457	3,875,993
Synchrony Financial	126,980	8,759,080
T. Rowe Price Group, Inc.	72,648	8,494,004
Toast, Inc., Class A *	135,292	5,536,149
Tradeweb Markets, Inc., Class A	37,583	4,769,283
Visa, Inc., Class A	562,835	192,377,003
Voya Financial, Inc.	32,011	2,272,461
WEX, Inc. *	13,120	2,412,637
		1,585,925,993

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	551,154	28,786,773
Archer-Daniels-Midland Co.	156,135	7,998,796
Brown-Forman Corp., Class B	75,058	2,477,665
Bunge Global SA	45,776	3,484,927
Campbell's Co.	64,545	2,502,410
Celsius Holdings, Inc. *	52,286	1,306,104
Coca-Cola Co.	1,262,614	80,150,737
Coca-Cola Consolidated, Inc.	1,922	2,628,566
Conagra Brands, Inc.	153,953	3,985,843
Constellation Brands, Inc., Class A	50,801	9,184,821
Darling Ingredients, Inc. *	51,251	1,919,862
Flowers Foods, Inc.	61,848	1,209,128
Freshpet, Inc. *	15,828	2,531,689
General Mills, Inc.	180,280	10,842,039
Hershey Co.	48,170	7,189,372
Hormel Foods Corp.	92,993	2,787,930
Ingredion, Inc.	20,986	2,863,330
J.M. Smucker Co.	34,892	3,729,606
Kellanova	87,656	7,164,125
Keurig Dr. Pepper, Inc.	365,240	11,724,204
Kraft Heinz Co.	287,852	8,589,504
Lamb Weston Holdings, Inc.	46,319	2,776,361
Lancaster Colony Corp.	6,244	1,053,612
McCormick & Co., Inc. - Non Voting Shares	81,932	6,327,608
Molson Coors Beverage Co., Class B	57,300	3,137,175
Mondelez International, Inc., Class A	434,815	25,214,922
Monster Beverage Corp. *	228,687	11,139,344
PepsiCo, Inc.	447,111	67,375,157
Philip Morris International, Inc.	506,103	65,894,611
Pilgrim's Pride Corp. *	13,039	606,835
Post Holdings, Inc. *	15,446	1,639,747
Tyson Foods, Inc., Class A	93,201	5,264,924
		393,487,727

Health Care Equipment & Services 4.4%
Abbott Laboratories	564,392	72,202,669
Acadia Healthcare Co., Inc. *	29,408	1,326,595
Align Technology, Inc. *	22,839	5,004,253
Baxter International, Inc.	167,577	5,456,307
Becton Dickinson & Co.	93,892	23,247,659
Boston Scientific Corp. *	479,354	49,066,676
Cardinal Health, Inc.	78,724	9,735,010
Cencora, Inc.	56,930	14,472,175
Centene Corp. *	164,577	10,537,865
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	4,831	2,715,022
Cigna Group	90,591	26,652,778
Cooper Cos., Inc. *	65,533	6,327,211
CorVel Corp. *	8,847	1,024,925
CVS Health Corp.	409,392	23,122,460
DaVita, Inc. *	14,477	2,550,847
DENTSPLY SIRONA, Inc.	63,908	1,262,822
Dexcom, Inc. *	127,261	11,050,073
Edwards Lifesciences Corp. *	192,072	13,915,616
Elevance Health, Inc.	75,632	29,927,582
Encompass Health Corp.	33,148	3,290,602
Ensign Group, Inc.	18,467	2,579,101
GE HealthCare Technologies, Inc.	149,269	13,180,453
Glaukos Corp. *	17,913	2,802,310
Globus Medical, Inc., Class A *	37,260	3,454,747
HCA Healthcare, Inc.	59,401	19,596,984
HealthEquity, Inc. *	28,127	3,105,783
Henry Schein, Inc. *	39,954	3,196,320
Hologic, Inc. *	75,345	5,435,388
Humana, Inc.	39,020	11,441,835
IDEXX Laboratories, Inc. *	26,679	11,259,872
Inspire Medical Systems, Inc. *	9,863	1,908,491
Insulet Corp. *	23,017	6,407,473
Intuitive Surgical, Inc. *	115,937	66,302,052
Labcorp Holdings, Inc.	27,374	6,838,025
Lantheus Holdings, Inc. *	22,718	2,101,642
Masimo Corp. *	14,475	2,521,979
McKesson Corp.	41,338	24,585,776
Medtronic PLC	417,499	37,917,259
Merit Medical Systems, Inc. *	18,874	2,055,001
Molina Healthcare, Inc. *	18,674	5,796,596
Option Care Health, Inc. *	58,018	1,793,917
PACS Group, Inc. *	12,094	175,726
Penumbra, Inc. *	12,511	3,340,062
Quest Diagnostics, Inc.	36,324	5,924,444
ResMed, Inc.	48,005	11,337,821
Solventum Corp. *	45,771	3,389,800
STERIS PLC	32,185	7,101,620
Stryker Corp.	111,603	43,669,138
Teleflex, Inc.	15,009	2,705,222
Tenet Healthcare Corp. *	30,653	4,318,701
UnitedHealth Group, Inc.	299,656	162,560,384
Universal Health Services, Inc., Class B	18,943	3,571,892
Veeva Systems, Inc., Class A *	48,461	11,304,013
Zimmer Biomet Holdings, Inc.	64,865	7,101,420
		813,670,394

Household & Personal Products 1.1%
BellRing Brands, Inc. *	42,882	3,316,923
Church & Dwight Co., Inc.	79,860	8,426,827
Clorox Co.	40,306	6,395,756
Colgate-Palmolive Co.	265,820	23,046,594
Coty, Inc., Class A *	117,200	859,076
elf Beauty, Inc. *	18,411	1,839,443
Estee Lauder Cos., Inc., Class A	76,121	6,350,775
Kenvue, Inc.	625,043	13,307,165
Kimberly-Clark Corp.	108,375	14,085,499
Procter & Gamble Co.	766,804	127,281,796
Reynolds Consumer Products, Inc.	17,315	478,067
		205,387,921

Insurance 2.2%
Aflac, Inc.	162,833	17,485,008
Allstate Corp.	85,856	16,512,684
American Financial Group, Inc.	23,413	3,197,279
American International Group, Inc.	203,189	14,966,902

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aon PLC, Class A	70,457	26,126,865
Arch Capital Group Ltd.	121,444	11,302,793
Arthur J Gallagher & Co.	81,337	24,549,133
Assurant, Inc.	16,757	3,605,939
Axis Capital Holdings Ltd.	24,471	2,227,350
Brown & Brown, Inc.	77,469	8,107,906
Chubb Ltd.	122,281	33,245,758
Cincinnati Financial Corp.	51,072	6,999,418
CNA Financial Corp.	6,753	331,302
Enstar Group Ltd. *	4,036	1,319,732
Erie Indemnity Co., Class A	8,119	3,271,551
Everest Group Ltd.	13,865	4,818,226
F&G Annuities & Life, Inc.	5,666	260,126
Fidelity National Financial, Inc.	84,690	4,926,417
First American Financial Corp.	32,764	2,071,340
Globe Life, Inc.	27,468	3,353,568
Hanover Insurance Group, Inc.	11,702	1,791,459
Hartford Financial Services Group, Inc.	94,561	10,548,280
Kinsale Capital Group, Inc.	7,207	3,185,062
Lincoln National Corp.	56,360	1,981,618
Loews Corp.	58,703	5,016,171
Markel Group, Inc. *	4,171	7,627,841
Marsh & McLennan Cos., Inc.	159,998	34,700,366
MetLife, Inc.	189,502	16,393,818
Old Republic International Corp.	75,011	2,743,902
Primerica, Inc.	10,962	3,180,844
Principal Financial Group, Inc.	68,301	5,631,417
Progressive Corp.	190,640	46,981,322
Prudential Financial, Inc.	115,831	13,987,752
Reinsurance Group of America, Inc.	21,345	4,863,672
RenaissanceRe Holdings Ltd.	17,037	3,962,465
RLI Corp.	27,088	1,986,905
Ryan Specialty Holdings, Inc., Class A	34,769	2,314,920
Selective Insurance Group, Inc.	20,045	1,686,386
Travelers Cos., Inc.	74,125	18,173,968
Unum Group	54,380	4,146,475
W.R. Berkley Corp.	98,229	5,778,812
Willis Towers Watson PLC	32,772	10,800,504
		396,163,256

Materials 2.2%
Air Products & Chemicals, Inc.	72,347	24,255,055
Albemarle Corp.	38,012	3,200,230
Alcoa Corp.	84,336	2,978,748
Amcor PLC	468,610	4,554,889
Anglogold Ashanti PLC	138,929	4,197,045
AptarGroup, Inc.	21,327	3,351,538
ATI, Inc. *	46,564	2,658,339
Avery Dennison Corp.	26,243	4,874,112
Axalta Coating Systems Ltd. *	70,648	2,539,089
Balchem Corp.	10,805	1,728,368
Ball Corp.	97,476	5,429,413
Berry Global Group, Inc.	36,660	2,489,947
Cabot Corp.	18,569	1,605,661
Carpenter Technology Corp.	16,304	3,147,650
Celanese Corp., Class A	35,470	2,519,789
CF Industries Holdings, Inc.	56,633	5,222,129
Cleveland-Cliffs, Inc. *	157,603	1,613,855
Commercial Metals Co.	36,187	1,754,708
Corteva, Inc.	223,758	14,604,685
CRH PLC	220,733	21,859,189
Crown Holdings, Inc.	38,142	3,351,156
Dow, Inc.	228,756	8,932,922
DuPont de Nemours, Inc.	136,229	10,462,387
Eagle Materials, Inc.	10,966	2,815,411
Eastman Chemical Co.	37,642	3,751,025
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecolab, Inc.	82,367	20,607,400
Element Solutions, Inc.	73,899	1,907,333
FMC Corp.	39,873	2,224,116
Freeport-McMoRan, Inc.	467,277	16,751,880
Graphic Packaging Holding Co.	97,603	2,677,250
International Flavors & Fragrances, Inc.	83,462	7,268,706
International Paper Co.	113,396	6,308,220
Linde PLC	154,938	69,120,941
Louisiana-Pacific Corp.	20,391	2,385,135
LyondellBasell Industries NV, Class A	84,010	6,359,557
Martin Marietta Materials, Inc.	19,925	10,841,591
Mosaic Co.	103,329	2,881,846
NewMarket Corp.	2,468	1,229,113
Newmont Corp.	370,187	15,814,389
Nucor Corp.	76,649	9,844,031
Olin Corp.	37,941	1,111,292
Packaging Corp. of America	29,073	6,182,664
PPG Industries, Inc.	76,008	8,769,803
Reliance, Inc.	17,600	5,095,200
Royal Gold, Inc.	21,789	3,046,538
RPM International, Inc.	42,035	5,321,631
Sealed Air Corp.	47,196	1,643,837
Sherwin-Williams Co.	75,385	26,999,892
Silgan Holdings, Inc.	25,792	1,419,076
Smurfit WestRock PLC	161,270	8,561,824
Sonoco Products Co.	30,782	1,466,454
Steel Dynamics, Inc.	46,071	5,906,302
Summit Materials, Inc., Class A *	39,104	2,045,530
U.S. Steel Corp.	73,982	2,726,237
Vulcan Materials Co.	43,022	11,794,481
Westlake Corp.	10,589	1,210,005
		413,419,614

Media & Entertainment 8.6%
Alphabet, Inc., Class A	1,902,862	388,221,905
Alphabet, Inc., Class C	1,549,656	318,609,274
Charter Communications, Inc., Class A *	31,497	10,881,898
Comcast Corp., Class A	1,243,271	41,848,502
Electronic Arts, Inc.	78,104	9,599,763
Endeavor Group Holdings, Inc., Class A (b)	62,295	1,904,981
Fox Corp., Class A	112,799	5,773,053
Interpublic Group of Cos., Inc.	121,830	3,492,866
Liberty Broadband Corp., Class C *	36,372	2,788,277
Liberty Media Corp.-Liberty Formula One, Class C *	72,628	6,950,500
Live Nation Entertainment, Inc. *	51,107	7,394,161
Match Group, Inc.	81,137	2,896,591
Meta Platforms, Inc., Class A	709,851	489,215,112
Netflix, Inc. *	139,163	135,928,852
New York Times Co., Class A	52,444	2,847,709
News Corp., Class A	161,637	4,545,232
Nexstar Media Group, Inc., Class A	9,551	1,463,404
Omnicom Group, Inc.	63,674	5,526,266
Paramount Global, Class B (b)	194,111	2,111,928
Pinterest, Inc., Class A *	192,485	6,344,306
Reddit, Inc., Class A *	33,174	6,619,872
ROBLOX Corp., Class A *	174,312	12,388,354
Roku, Inc. *	41,433	3,428,995
Sirius XM Holdings, Inc.	71,833	1,724,710
Snap, Inc., Class A *	349,378	3,944,478
Take-Two Interactive Software, Inc. *	53,222	9,873,213
TKO Group Holdings, Inc. *	21,674	3,364,021
Trade Desk, Inc., Class A *	146,418	17,376,888

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Walt Disney Co.	589,526	66,651,810
Warner Bros Discovery, Inc. *	731,709	7,639,042
		1,581,355,963

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	575,497	105,833,898
Agilent Technologies, Inc.	93,657	14,190,909
Alnylam Pharmaceuticals, Inc. *	41,899	11,367,618
Amgen, Inc.	174,906	49,921,670
Apellis Pharmaceuticals, Inc. *	35,268	1,023,125
Avantor, Inc. *	221,897	4,943,865
Avidity Biosciences, Inc. *	38,268	1,260,165
Biogen, Inc. *	47,592	6,849,917
BioMarin Pharmaceutical, Inc. *	61,704	3,909,565
Bio-Rad Laboratories, Inc., Class A *	6,235	2,250,087
Bio-Techne Corp.	51,921	3,818,790
Blueprint Medicines Corp. *	20,699	2,329,258
Bridgebio Pharma, Inc. *	49,387	1,689,529
Bristol-Myers Squibb Co.	661,583	39,000,318
Bruker Corp.	35,990	2,092,818
Charles River Laboratories International, Inc. *	16,417	2,704,865
Cytokinetics, Inc. *	38,454	1,901,935
Danaher Corp.	209,619	46,690,536
Elanco Animal Health, Inc. *	163,440	1,966,183
Eli Lilly & Co.	256,610	208,131,239
Exact Sciences Corp. *	60,391	3,384,916
Exelixis, Inc. *	93,088	3,085,867
Gilead Sciences, Inc.	405,103	39,376,012
Halozyme Therapeutics, Inc. *	41,568	2,354,411
Illumina, Inc. *	51,795	6,875,268
Immunovant, Inc. *	21,522	467,888
Incyte Corp. *	52,673	3,906,230
Insmed, Inc. *	58,267	4,462,087
Intra-Cellular Therapies, Inc. *	31,475	3,999,843
Ionis Pharmaceuticals, Inc. *	51,551	1,644,477
IQVIA Holdings, Inc. *	56,116	11,299,518
Jazz Pharmaceuticals PLC *	19,849	2,468,620
Johnson & Johnson	783,581	119,221,849
Krystal Biotech, Inc. *	8,261	1,319,612
Madrigal Pharmaceuticals, Inc. *	5,537	1,853,788
Medpace Holdings, Inc. *	8,347	2,914,355
Merck & Co., Inc.	823,616	81,389,733
Mettler-Toledo International, Inc. *	6,853	9,350,507
Moderna, Inc. *	110,385	4,351,377
Natera, Inc. *	43,026	7,612,160
Neurocrine Biosciences, Inc. *	32,582	4,946,599
Nuvalent, Inc., Class A *	12,202	1,047,054
Organon & Co.	83,300	1,296,148
Pfizer, Inc.	1,844,565	48,917,864
Regeneron Pharmaceuticals, Inc. *	34,285	23,073,119
Repligen Corp. *	17,121	2,845,681
Revolution Medicines, Inc. *	55,183	2,370,110
Revvity, Inc.	39,353	4,963,594
Roivant Sciences Ltd. *	142,214	1,582,842
Royalty Pharma PLC, Class A	124,236	3,923,373
Sarepta Therapeutics, Inc. *	30,859	3,509,285
Summit Therapeutics, Inc. *	45,071	969,026
Thermo Fisher Scientific, Inc.	124,537	74,441,992
Ultragenyx Pharmaceutical, Inc. *	30,112	1,295,719
United Therapeutics Corp. *	14,515	5,097,233
Vaxcyte, Inc. *	37,446	3,307,231
Vertex Pharmaceuticals, Inc. *	83,778	38,678,627
Viatris, Inc.	384,251	4,334,351
Viking Therapeutics, Inc. *	36,221	1,186,238
Waters Corp. *	19,362	8,044,524
SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	23,414	7,997,052
Zoetis, Inc.	146,889	25,103,330
		1,092,145,800

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	97,761	14,149,927
CoStar Group, Inc. *	133,546	10,229,623
Jones Lang LaSalle, Inc. *	15,496	4,382,269
Millrose Properties, Inc., Class A *(c)	40,660	449,700
Zillow Group, Inc., Class C *	49,183	4,043,826
		33,255,345

Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc. *	528,535	61,283,633
Amkor Technology, Inc.	37,312	918,248
Analog Devices, Inc.	161,523	34,225,108
Applied Materials, Inc.	268,599	48,441,830
Astera Labs, Inc. *	6,538	663,084
Broadcom, Inc.	1,521,110	336,576,010
Cirrus Logic, Inc. *	17,283	1,735,905
Enphase Energy, Inc. *	43,484	2,708,184
Entegris, Inc.	49,191	4,994,854
First Solar, Inc. *	34,977	5,859,347
GLOBALFOUNDRIES, Inc. *	27,339	1,133,748
Intel Corp.	1,404,835	27,295,944
KLA Corp.	43,549	32,149,614
Lam Research Corp.	419,223	33,978,024
Lattice Semiconductor Corp. *	43,674	2,490,292
MACOM Technology Solutions Holdings, Inc. *	18,957	2,507,063
Marvell Technology, Inc.	281,761	31,799,546
Microchip Technology, Inc.	174,848	9,494,246
Micron Technology, Inc.	360,652	32,905,889
MKS Instruments, Inc.	21,823	2,472,109
Monolithic Power Systems, Inc.	15,923	10,148,843
NVIDIA Corp.	7,987,741	959,088,062
NXP Semiconductors NV	82,680	17,242,914
ON Semiconductor Corp. *	138,452	7,246,578
Onto Innovation, Inc. *	15,668	3,208,180
Qorvo, Inc. *	30,796	2,555,452
QUALCOMM, Inc.	361,838	62,572,645
Skyworks Solutions, Inc.	52,003	4,615,786
Teradyne, Inc.	53,214	6,161,649
Texas Instruments, Inc.	297,205	54,867,015
Universal Display Corp.	14,402	2,159,148
		1,803,498,950

Software & Services 11.6%
Accenture PLC, Class A	203,494	78,335,015
ACI Worldwide, Inc. *	33,990	1,820,165
Adobe, Inc. *	143,352	62,709,332
Akamai Technologies, Inc. *	49,340	4,929,066
Altair Engineering, Inc., Class A *	19,298	2,129,534
Amdocs Ltd.	37,237	3,283,931
ANSYS, Inc. *	28,520	9,996,260
Appfolio, Inc., Class A *	7,497	1,753,623
AppLovin Corp., Class A *	70,020	25,878,692
Aspen Technology, Inc. *	8,656	2,281,289
Atlassian Corp., Class A *	52,634	16,147,059
Aurora Innovation, Inc. *	323,013	2,196,488
Autodesk, Inc. *	70,074	21,816,839
Bentley Systems, Inc., Class B	50,027	2,328,757
Bill Holdings, Inc. *	30,440	2,945,679
Box, Inc., Class A *	44,465	1,484,686
Cadence Design Systems, Inc. *	89,131	26,527,168

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	142,553	1,583,764
Cloudflare, Inc., Class A *	99,703	13,798,895
Cognizant Technology Solutions Corp., Class A	161,765	13,363,407
Commvault Systems, Inc. *	14,226	2,265,633
Confluent, Inc., Class A *	84,488	2,507,604
Crowdstrike Holdings, Inc., Class A *	75,817	30,180,473
Datadog, Inc., Class A *	102,106	14,571,547
DocuSign, Inc., Class A *	66,102	6,394,046
Dropbox, Inc., Class A *	72,961	2,345,696
Dynatrace, Inc. *	97,210	5,613,878
Elastic NV *	28,183	3,172,842
EPAM Systems, Inc. *	18,597	4,722,894
Fair Isaac Corp. *	7,931	14,859,204
Fortinet, Inc. *	207,487	20,931,289
Gartner, Inc. *	25,029	13,586,492
Gen Digital, Inc.	176,701	4,755,024
Gitlab, Inc., Class A *	37,724	2,744,798
GoDaddy, Inc., Class A *	45,982	9,778,072
Guidewire Software, Inc. *	27,512	5,812,460
HashiCorp, Inc., Class A *	49,777	1,702,373
HubSpot, Inc. *	16,856	13,139,758
Informatica, Inc., Class A *	27,037	694,310
International Business Machines Corp.	301,068	76,983,088
Intuit, Inc.	91,265	54,896,810
Kyndryl Holdings, Inc. *	75,288	2,857,933
Manhattan Associates, Inc. *	19,979	4,167,420
Microsoft Corp.	2,420,977	1,004,850,714
MicroStrategy, Inc., Class A *	62,254	20,842,017
MongoDB, Inc., Class A *	24,320	6,647,142
Nutanix, Inc., Class A *	80,359	5,525,887
Okta, Inc. *	52,913	4,985,463
Oracle Corp.	523,348	89,000,561
Palantir Technologies, Inc., Class A *	667,502	55,062,240
Palo Alto Networks, Inc. *	213,196	39,317,606
Pegasystems, Inc.	14,430	1,562,625
Procore Technologies, Inc. *	35,784	2,846,975
PTC, Inc. *	38,934	7,532,950
QXO, Inc.	80,186	1,065,672
Roper Technologies, Inc.	34,948	20,117,816
Salesforce, Inc.	311,315	106,376,336
Samsara, Inc., Class A *	66,913	3,446,020
SentinelOne, Inc., Class A *	93,657	2,243,085
ServiceNow, Inc. *	67,137	68,370,978
Snowflake, Inc., Class A *	108,881	19,762,990
SPS Commerce, Inc. *	12,131	2,240,353
Synopsys, Inc. *	50,061	26,306,054
Twilio, Inc., Class A *	50,040	7,334,863
Tyler Technologies, Inc. *	13,882	8,351,967
UiPath, Inc., Class A *	139,111	1,978,158
Unity Software, Inc. *	94,665	2,101,563
Varonis Systems, Inc., Class B *	36,538	1,657,364
VeriSign, Inc. *	26,805	5,763,075
Workday, Inc., Class A *	69,370	18,179,102
Zeta Global Holdings Corp., Class A *	69,913	1,282,904
Zoom Communications, Inc., Class A *	85,447	7,428,762
Zscaler, Inc. *	31,081	6,296,700
		2,142,471,235

Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	392,008	27,746,326
Apple, Inc.	4,922,095	1,161,614,420
Arista Networks, Inc. *	336,407	38,764,179
Arrow Electronics, Inc. *	16,786	1,956,408
Badger Meter, Inc.	9,639	2,061,879
SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	43,099	8,582,735
Ciena Corp. *	47,341	4,125,295
Cisco Systems, Inc.	1,298,817	78,708,310
Cognex Corp.	57,357	2,288,544
Coherent Corp. *	50,950	4,610,466
Corning, Inc.	251,485	13,097,339
Dell Technologies, Inc., Class C	100,060	10,366,216
F5, Inc. *	18,835	5,598,892
Fabrinet *	11,518	2,490,307
Flex Ltd. *	126,079	5,251,190
Hewlett Packard Enterprise Co.	424,402	8,993,078
HP, Inc.	314,435	10,219,138
Insight Enterprises, Inc. *	8,575	1,481,331
Jabil, Inc.	37,017	6,011,931
Juniper Networks, Inc.	108,244	3,773,386
Keysight Technologies, Inc. *	56,458	10,069,284
Littelfuse, Inc.	8,253	1,967,185
Motorola Solutions, Inc.	54,308	25,484,029
NetApp, Inc.	66,392	8,106,463
Novanta, Inc. *	11,672	1,746,832
Pure Storage, Inc., Class A *	101,161	6,857,704
Seagate Technology Holdings PLC	68,606	6,610,874
Super Micro Computer, Inc. *	164,630	4,695,248
TD SYNNEX Corp.	24,774	3,530,543
TE Connectivity PLC	97,386	14,410,206
Teledyne Technologies, Inc. *	15,186	7,765,057
Trimble, Inc. *	79,487	5,958,346
Ubiquiti, Inc.	1,380	556,885
Vontier Corp.	48,825	1,882,204
Western Digital Corp. *	112,741	7,342,821
Zebra Technologies Corp., Class A *	16,744	6,562,643
		1,511,287,694

Telecommunication Services 0.8%
AT&T, Inc.	2,333,985	55,385,464
Frontier Communications Parent, Inc. *	72,288	2,585,019
GCI Liberty, Inc. *(c)	32,171	0
Lumen Technologies, Inc. *	332,328	1,641,700
T-Mobile U.S., Inc.	158,641	36,958,594
Verizon Communications, Inc.	1,370,240	53,973,754
		150,544,531

Transportation 1.4%
Alaska Air Group, Inc. *	42,082	3,082,507
American Airlines Group, Inc. *	214,308	3,626,091
CH Robinson Worldwide, Inc.	38,559	3,836,235
CSX Corp.	627,179	20,615,374
Delta Air Lines, Inc.	209,414	14,087,280
Expeditors International of Washington, Inc.	45,833	5,205,712
FedEx Corp.	73,299	19,414,706
GXO Logistics, Inc. *	37,507	1,704,693
JB Hunt Transport Services, Inc.	26,285	4,500,518
Kirby Corp. *	18,735	2,044,925
Knight-Swift Transportation Holdings, Inc.	53,344	3,045,409
Landstar System, Inc.	11,273	1,856,212
Norfolk Southern Corp.	73,814	18,844,714
Old Dominion Freight Line, Inc.	61,120	11,344,483
Ryder System, Inc.	13,714	2,186,149
Saia, Inc. *	8,642	4,149,111
Southwest Airlines Co.	195,010	5,988,757
Uber Technologies, Inc. *	685,879	45,851,011
U-Haul Holding Co., Non Voting Shares	32,569	2,108,517
Union Pacific Corp.	197,265	48,880,294

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	107,200	11,346,048
United Parcel Service, Inc., Class B	237,726	27,155,441
XPO, Inc. *	38,129	5,096,704
		265,970,891

Utilities 2.2%
AES Corp.	231,207	2,543,277
Alliant Energy Corp.	84,779	4,991,788
Ameren Corp.	87,092	8,204,066
American Electric Power Co., Inc.	173,213	17,037,231
American Water Works Co., Inc.	63,662	7,934,832
Atmos Energy Corp.	50,617	7,213,429
CenterPoint Energy, Inc.	210,427	6,853,607
CMS Energy Corp.	97,495	6,434,670
Consolidated Edison, Inc.	112,894	10,582,684
Constellation Energy Corp.	101,783	30,532,864
Dominion Energy, Inc.	272,458	15,145,940
DTE Energy Co.	67,498	8,091,660
Duke Energy Corp.	251,294	28,142,415
Edison International	126,135	6,811,290
Entergy Corp.	139,572	11,316,498
Essential Utilities, Inc.	81,150	2,879,202
Evergy, Inc.	74,630	4,789,007
Eversource Energy	119,386	6,886,184
Exelon Corp.	326,365	13,054,600
FirstEnergy Corp.	167,285	6,657,943
IDACORP, Inc.	17,459	1,919,442
MDU Resources Group, Inc.	65,908	1,174,481
National Fuel Gas Co.	29,038	2,033,531
NextEra Energy, Inc.	668,771	47,857,253
NiSource, Inc.	152,098	5,673,255
NRG Energy, Inc.	66,074	6,768,621
OGE Energy Corp.	64,108	2,707,281
PG&E Corp.	713,505	11,166,353
Pinnacle West Capital Corp.	36,560	3,179,258
Portland General Electric Co.	33,396	1,373,911
PPL Corp.	240,773	8,089,973
Public Service Enterprise Group, Inc.	162,688	13,590,956
Sempra	205,571	17,048,003
Southern Co.	355,921	29,879,568
Southwest Gas Holdings, Inc.	19,799	1,478,589
UGI Corp.	71,322	2,191,725
Vistra Corp.	110,797	18,617,220
WEC Energy Group, Inc.	103,250	10,248,595
Xcel Energy, Inc.	187,092	12,572,582
		403,673,784
Total Common Stocks (Cost $3,417,475,559)		18,334,375,703

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)	64,434,210	64,434,210
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	3,953,465	3,953,465
		68,387,675
Total Short-Term Investments (Cost $68,387,675)		68,387,675
Total Investments in Securities (Cost $3,485,863,234)		18,402,763,378

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	250	75,840,625	112,635

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,815,996.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$34,260,471	$—	($87,494 )	$12,965	$5,734,730	$39,920,672	482,600	$120,925

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$18,150,575,827	$—	$—	$18,150,575,827
Real Estate Management & Development	32,805,645	—	449,700	33,255,345
Telecommunication Services	150,544,531	—	0 *	150,544,531
Short-Term Investments [1]	68,387,675	—	—	68,387,675
Futures Contracts [2]	112,635	—	—	112,635
Total	$18,402,426,313	$—	$449,700	$18,402,876,013

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	209,238	3,647,018
American Axle & Manufacturing Holdings, Inc. *	278,946	1,458,887
Cooper-Standard Holdings, Inc. *	40,434	623,492
Dana, Inc.	317,181	5,055,865
Dorman Products, Inc. *	62,431	8,195,942
Fox Factory Holding Corp. *	102,426	2,798,278
Gentherm, Inc. *	74,072	2,825,847
Goodyear Tire & Rubber Co. *	688,984	6,111,288
Holley, Inc. *	108,436	330,730
LCI Industries	59,987	6,286,038
Livewire Group, Inc., Class A *(a)	46,511	146,510
Luminar Technologies, Inc. *(a)	53,805	309,379
Modine Manufacturing Co. *	124,874	12,668,467
Patrick Industries, Inc.	78,181	7,594,502
Phinia, Inc.	101,220	5,151,086
Solid Power, Inc. *(a)	371,344	516,168
Standard Motor Products, Inc.	50,098	1,554,040
Stoneridge, Inc. *	64,899	335,528
Visteon Corp. *	65,966	5,545,102
Winnebago Industries, Inc.	68,306	3,265,027
XPEL, Inc. *	61,277	2,569,345
		76,988,539

Banks 10.4%
1st Source Corp.	44,471	2,789,221
ACNB Corp.	19,767	812,424
Amalgamated Financial Corp.	43,172	1,508,430
Amerant Bancorp, Inc.	89,065	2,066,308
Ameris Bancorp	159,120	10,446,228
Ames National Corp.	21,074	382,072
Arrow Financial Corp.	39,825	1,059,743
Associated Banc-Corp.	391,439	9,840,776
Atlantic Union Bankshares Corp.	215,938	8,155,978
Axos Financial, Inc. *	132,317	9,252,928
Banc of California, Inc.	336,461	5,390,105
BancFirst Corp.	48,216	5,741,561
Bancorp, Inc. *	113,326	6,919,686
Bank First Corp.	23,563	2,384,104
Bank of Hawaii Corp.	94,487	7,040,226
Bank of Marin Bancorp	37,969	959,477
Bank of NT Butterfield & Son Ltd.	107,643	3,949,422
Bank7 Corp.	9,500	408,120
BankUnited, Inc.	180,289	7,411,681
Bankwell Financial Group, Inc.	15,260	475,807
Banner Corp.	82,800	5,851,476
Bar Harbor Bankshares	36,229	1,147,735
BayCom Corp.	24,990	699,470
BCB Bancorp, Inc.	36,640	396,811
Berkshire Hills Bancorp, Inc.	104,063	3,060,493
Blue Foundry Bancorp *	48,725	475,069
Bridgewater Bancshares, Inc. *	47,111	665,207
Brookline Bancorp, Inc.	213,651	2,612,952
Burke & Herbert Financial Services Corp.	32,992	2,121,715
Business First Bancshares, Inc.	58,418	1,576,702
SECURITY	NUMBER OF SHARES	VALUE ($)
Byline Bancorp, Inc.	74,895	2,197,419
Cadence Bank	440,405	15,502,256
California BanCorp *	59,266	983,816
Camden National Corp.	34,875	1,581,930
Capital Bancorp, Inc.	22,071	684,642
Capital City Bank Group, Inc.	33,423	1,232,974
Capitol Federal Financial, Inc.	298,586	1,776,587
Carter Bankshares, Inc. *	55,791	983,037
Cathay General Bancorp	168,619	8,007,716
Central Pacific Financial Corp.	64,474	1,927,128
Chemung Financial Corp.	8,038	406,321
ChoiceOne Financial Services, Inc.	19,959	668,826
Citizens & Northern Corp.	35,178	750,347
Citizens Financial Services, Inc.	11,173	684,234
City Holding Co.	35,152	4,152,506
Civista Bancshares, Inc.	37,412	825,309
CNB Financial Corp.	50,223	1,270,642
Coastal Financial Corp. *	27,629	2,463,954
Colony Bankcorp, Inc.	39,258	661,497
Columbia Financial, Inc. *	65,825	973,552
Community Financial System, Inc.	126,345	8,279,388
Community Trust Bancorp, Inc.	37,031	1,981,529
Community West Bancshares	41,587	810,531
ConnectOne Bancorp, Inc.	87,376	2,214,108
CrossFirst Bankshares, Inc. *	109,557	1,779,206
Customers Bancorp, Inc. *	71,865	4,094,868
CVB Financial Corp.	320,291	6,674,864
Dime Community Bancshares, Inc.	86,105	2,689,059
Eagle Bancorp, Inc.	71,618	1,877,108
Eastern Bankshares, Inc.	465,887	8,553,685
Enterprise Bancorp, Inc.	23,579	998,099
Enterprise Financial Services Corp.	89,596	5,361,425
Equity Bancshares, Inc., Class A	34,371	1,498,576
Esquire Financial Holdings, Inc.	17,197	1,536,896
ESSA Bancorp, Inc.	19,870	415,482
Farmers & Merchants Bancorp, Inc.	30,553	830,125
Farmers National Banc Corp.	88,317	1,215,242
FB Financial Corp.	86,090	4,546,413
Fidelity D&D Bancorp, Inc.	11,242	503,642
Financial Institutions, Inc.	36,416	960,290
First BanCorp	391,314	8,123,679
First Bancorp, Inc.	25,286	653,390
First Bancorp/Southern Pines NC	97,053	4,282,949
First Bancshares, Inc.	73,803	2,830,345
First Bank	51,526	783,710
First Busey Corp.	128,476	3,119,397
First Business Financial Services, Inc.	18,811	971,776
First Commonwealth Financial Corp.	245,234	4,090,503
First Community Bankshares, Inc.	40,652	1,763,077
First Financial Bancorp	228,275	6,396,265
First Financial Bankshares, Inc.	314,799	11,729,411
First Financial Corp.	27,954	1,347,103
First Financial Northwest, Inc.	16,532	349,486
First Foundation, Inc.	155,877	802,767
First Internet Bancorp	20,028	652,312
First Interstate BancSystem, Inc., Class A	191,841	6,321,161
First Merchants Corp.	140,692	6,252,352
First Mid Bancshares, Inc.	55,160	2,092,219
First of Long Island Corp.	51,782	673,166
First Western Financial, Inc. *	19,768	417,105

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Five Star Bancorp	40,682	1,237,140
Flagstar Financial, Inc.	613,391	7,256,416
Flushing Financial Corp.	66,899	933,241
FS Bancorp, Inc.	16,003	647,161
Fulton Financial Corp.	438,293	8,914,880
FVCBankcorp, Inc. *	39,583	477,767
German American Bancorp, Inc.	68,920	2,848,464
Glacier Bancorp, Inc.	275,420	13,680,111
Great Southern Bancorp, Inc.	20,895	1,228,417
Greene County Bancorp, Inc.	17,109	453,388
Guaranty Bancshares, Inc.	19,303	793,546
Hancock Whitney Corp.	209,866	12,537,395
Hanmi Financial Corp.	72,754	1,747,551
HarborOne Bancorp, Inc.	91,841	998,312
HBT Financial, Inc.	31,454	764,961
Heartland Financial USA, Inc.	102,514	6,629,580
Heritage Commerce Corp.	144,290	1,398,170
Heritage Financial Corp.	81,236	2,087,765
Hilltop Holdings, Inc.	112,313	3,389,606
Hingham Institution For Savings (a)	3,820	975,055
Home Bancorp, Inc.	17,324	869,665
Home BancShares, Inc.	450,454	13,599,206
HomeStreet, Inc. *	43,927	442,345
HomeTrust Bancshares, Inc.	35,749	1,314,491
Hope Bancorp, Inc.	279,367	3,257,419
Horizon Bancorp, Inc.	105,008	1,763,084
Independent Bank Corp.	102,627	6,892,429
Independent Bank Corp./MI	48,206	1,754,698
International Bancshares Corp.	130,529	8,600,556
Investar Holding Corp.	22,445	428,026
John Marshall Bancorp, Inc.	30,203	571,139
Kearny Financial Corp.	130,079	897,545
Lakeland Financial Corp.	60,136	4,091,653
LCNB Corp.	30,071	464,898
LINKBANCORP, Inc.	52,108	368,404
Live Oak Bancshares, Inc.	83,598	2,966,893
Mercantile Bank Corp.	38,462	1,877,330
Metrocity Bankshares, Inc.	44,615	1,376,819
Metropolitan Bank Holding Corp. *	25,533	1,637,431
Mid Penn Bancorp, Inc.	36,416	1,096,850
Middlefield Banc Corp.	16,821	435,832
Midland States Bancorp, Inc.	49,334	950,173
MidWestOne Financial Group, Inc.	44,643	1,412,058
MVB Financial Corp.	27,543	537,364
National Bank Holdings Corp., Class A	88,961	3,836,888
National Bankshares, Inc.	13,762	404,465
NB Bancorp, Inc. *	93,980	1,800,657
NBT Bancorp, Inc.	111,078	5,290,645
Nicolet Bankshares, Inc.	32,709	3,667,660
Northeast Bank	16,874	1,707,649
Northeast Community Bancorp, Inc.	29,644	735,171
Northfield Bancorp, Inc.	91,733	1,070,524
Northrim BanCorp, Inc.	12,683	1,079,704
Northwest Bancshares, Inc.	308,855	4,079,975
Norwood Financial Corp.	17,477	465,238
Oak Valley Bancorp	17,065	441,472
OceanFirst Financial Corp.	139,604	2,507,288
OFG Bancorp	111,092	4,744,739
Old National Bancorp	760,664	18,141,836
Old Second Bancorp, Inc.	105,817	1,988,301
Orange County Bancorp, Inc.	24,520	634,332
Origin Bancorp, Inc.	70,804	2,684,888
Orrstown Financial Services, Inc.	45,287	1,645,730
Pacific Premier Bancorp, Inc.	231,794	6,003,465
Park National Corp.	34,752	5,897,762
Parke Bancorp, Inc.	25,805	522,293
Pathward Financial, Inc.	60,685	4,838,415
PCB Bancorp	26,171	504,839
Peapack-Gladstone Financial Corp.	40,140	1,270,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Peoples Bancorp of North Carolina, Inc.	10,577	301,339
Peoples Bancorp, Inc.	83,742	2,734,176
Peoples Financial Services Corp.	22,391	1,152,465
Pioneer Bancorp, Inc. *	29,340	339,757
Plumas Bancorp	13,359	609,170
Ponce Financial Group, Inc. *	46,638	618,886
Preferred Bank	30,156	2,755,052
Premier Financial Corp.	84,876	2,362,099
Primis Financial Corp.	49,021	543,643
Princeton Bancorp, Inc.	12,983	396,241
Provident Bancorp, Inc. *	39,796	466,011
Provident Financial Services, Inc.	304,594	5,656,311
QCR Holdings, Inc.	39,643	3,082,640
RBB Bancorp	39,943	751,328
Red River Bancshares, Inc.	11,069	617,650
Renasant Corp.	151,078	5,873,913
Republic Bancorp, Inc., Class A	20,067	1,313,385
S&T Bancorp, Inc.	91,813	3,621,105
Sandy Spring Bancorp, Inc.	106,077	3,588,585
Seacoast Banking Corp. of Florida	204,497	5,817,940
ServisFirst Bancshares, Inc.	122,782	11,132,644
Shore Bancshares, Inc.	74,582	1,219,416
Sierra Bancorp	31,213	940,760
Simmons First National Corp., Class A	300,050	6,817,136
SmartFinancial, Inc.	38,247	1,348,589
South Plains Financial, Inc.	28,677	1,030,365
Southern First Bancshares, Inc. *	18,515	681,352
Southern Missouri Bancorp, Inc.	22,879	1,353,979
Southern States Bancshares, Inc.	19,712	648,131
Southside Bancshares, Inc.	69,000	2,168,670
SouthState Corp.	236,434	24,965,066
Stellar Bancorp, Inc.	118,651	3,369,688
Sterling Bancorp, Inc. *	46,061	216,947
Stock Yards Bancorp, Inc.	61,961	4,567,145
Texas Capital Bancshares, Inc. *	111,929	8,836,795
Third Coast Bancshares, Inc. *	27,811	1,002,587
Timberland Bancorp, Inc.	17,836	535,437
Tompkins Financial Corp.	30,682	2,149,888
Towne Bank	169,990	6,080,542
TriCo Bancshares	77,137	3,384,000
Triumph Financial, Inc. *	53,490	4,121,939
TrustCo Bank Corp.	44,959	1,445,881
Trustmark Corp.	146,787	5,504,512
UMB Financial Corp.	108,440	12,785,076
United Bankshares, Inc.	319,704	12,308,604
United Community Banks, Inc.	288,671	9,575,217
Unity Bancorp, Inc.	16,922	818,179
Univest Financial Corp.	69,471	2,111,224
USCB Financial Holdings, Inc.	24,909	472,773
Valley National Bancorp	1,132,235	11,639,376
Veritex Holdings, Inc.	127,018	3,404,082
Virginia National Bankshares Corp.	11,162	406,966
WaFd, Inc.	161,642	4,797,535
Washington Trust Bancorp, Inc.	41,107	1,347,076
WesBanco, Inc.	139,054	4,872,452
West BanCorp, Inc.	38,833	851,608
Westamerica BanCorp	61,993	3,208,758
WSFS Financial Corp.	142,723	7,992,488
		689,093,509

Capital Goods 12.4%
374Water, Inc. *	142,650	73,493
3D Systems Corp. *	305,183	1,098,659
AAR Corp. *	84,499	5,725,652
AeroVironment, Inc. *	67,851	12,223,358
AerSale Corp. *	80,881	547,564
Alamo Group, Inc.	24,732	4,589,270
Albany International Corp., Class A	75,462	6,093,556

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Allient, Inc.	35,739	900,980
Alta Equipment Group, Inc.	63,783	465,616
Ameresco, Inc., Class A *	78,248	1,770,752
American Superconductor Corp. *	84,848	2,228,957
American Woodmark Corp. *	37,724	2,937,191
Amprius Technologies, Inc. *(a)	39,890	132,834
Apogee Enterprises, Inc.	52,710	2,689,264
Applied Industrial Technologies, Inc.	92,978	24,177,069
Archer Aviation, Inc., Class A *	564,755	5,336,935
Arcosa, Inc.	117,339	11,886,441
Argan, Inc.	30,595	4,185,396
Array Technologies, Inc. *	367,417	2,693,167
Astec Industries, Inc.	54,870	1,915,512
Astronics Corp. *	71,208	1,260,382
Atkore, Inc.	86,605	7,053,111
Atmus Filtration Technologies, Inc.	202,320	8,461,022
AZZ, Inc.	70,810	6,074,790
Beacon Roofing Supply, Inc. *	149,887	17,737,628
Blink Charging Co. *(a)	227,789	277,903
Bloom Energy Corp., Class A *(a)	485,988	11,459,597
Blue Bird Corp. *	77,364	2,755,706
BlueLinx Holdings, Inc. *	19,646	2,117,446
Boise Cascade Co.	94,206	11,885,029
Bowman Consulting Group Ltd., Class A *	33,739	857,983
Brookfield Business Corp., Class A	62,706	1,496,792
Byrna Technologies, Inc. *	41,486	1,121,781
Cadre Holdings, Inc.	62,521	2,410,185
Caesarstone Ltd. *	48,363	212,797
Centuri Holdings, Inc. *(a)	40,882	910,851
ChargePoint Holdings, Inc., Class A *(a)	960,683	924,369
Chart Industries, Inc. *	103,913	21,986,952
Columbus McKinnon Corp.	69,051	2,514,837
Commercial Vehicle Group, Inc. *	79,252	165,637
Concrete Pumping Holdings, Inc.	56,294	476,247
Construction Partners, Inc., Class A *	103,964	8,358,706
CSW Industrials, Inc.	40,492	13,354,666
Custom Truck One Source, Inc. *	118,718	604,275
Distribution Solutions Group, Inc. *	25,141	810,797
DNOW, Inc. *	255,361	3,799,772
Douglas Dynamics, Inc.	54,632	1,412,237
Ducommun, Inc. *	32,671	2,234,043
DXP Enterprises, Inc. *	30,160	3,054,906
Dycom Industries, Inc. *	68,667	12,989,050
Eastern Co.	12,211	329,941
Energy Recovery, Inc. *	136,450	1,956,693
Energy Vault Holdings, Inc. *	254,229	442,358
Enerpac Tool Group Corp., Class A	131,253	5,931,323
EnerSys	96,899	9,405,986
Enovix Corp. *(a)	398,321	4,803,751
Enpro, Inc.	50,859	9,444,516
ESCO Technologies, Inc.	62,491	8,295,055
Eve Holding, Inc. *(a)	122,658	629,236
EVI Industries, Inc.	12,215	211,808
Federal Signal Corp.	145,381	14,292,406
Fluence Energy, Inc. *	149,261	1,941,886
Fluor Corp. *	412,781	19,900,172
Franklin Electric Co., Inc.	109,564	10,955,304
Freyr Battery, Inc. *(a)	276,372	519,579
FTAI Aviation Ltd.	245,557	24,685,845
FuelCell Energy, Inc. *(a)	44,843	344,394
GATX Corp.	86,283	14,277,248
Gencor Industries, Inc. *	24,095	370,822
Gibraltar Industries, Inc. *	73,828	4,530,824
Global Industrial Co.	33,209	820,594
GMS, Inc. *	95,266	8,034,734
Gorman-Rupp Co.	51,115	1,961,794
GrafTech International Ltd. *	626,822	940,233
Graham Corp. *	24,448	1,110,428
SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Construction, Inc.	106,617	9,397,222
Great Lakes Dredge & Dock Corp. *	158,890	1,746,201
Greenbrier Cos., Inc.	74,019	4,904,499
Griffon Corp.	90,836	6,882,644
H&E Equipment Services, Inc.	78,207	6,936,179
Helios Technologies, Inc.	80,387	3,586,064
Herc Holdings, Inc.	68,041	13,877,642
Hillenbrand, Inc.	170,337	5,789,755
Hillman Solutions Corp. *	475,826	4,758,260
Hudson Technologies, Inc. *	110,307	639,781
Hyliion Holdings Corp. *	342,611	805,136
Hyster-Yale, Inc.	27,509	1,469,531
IES Holdings, Inc. *	19,837	4,389,531
Insteel Industries, Inc.	44,855	1,286,890
Intuitive Machines, Inc., Class A *	72,956	1,581,686
Janus International Group, Inc. *	344,934	2,859,503
JBT Marel Corp.	113,534	15,100,022
JELD-WEN Holding, Inc. *	203,218	1,812,705
Kadant, Inc.	28,374	10,580,665
Karat Packaging, Inc.	16,706	516,382
Kennametal, Inc.	188,485	4,514,216
Kratos Defense & Security Solutions, Inc. *	358,124	11,950,598
L.B. Foster Co., Class A *	21,740	605,024
Leonardo DRS, Inc. *	177,595	6,242,464
Limbach Holdings, Inc. *	24,663	2,280,834
Lindsay Corp.	26,207	3,516,717
LSI Industries, Inc.	68,868	1,451,049
Luxfer Holdings PLC	64,984	919,524
Manitowoc Co., Inc. *	84,902	848,171
Masterbrand, Inc. *	305,927	5,298,656
Matrix Service Co. *	64,996	881,346
Mayville Engineering Co., Inc. *	30,925	490,161
McGrath RentCorp	58,945	7,230,783
Mercury Systems, Inc. *	125,782	5,243,852
Miller Industries, Inc.	26,602	1,754,934
Moog, Inc., Class A	68,676	12,475,682
MRC Global, Inc. *	205,067	3,010,384
Mueller Industries, Inc.	270,155	21,274,706
Mueller Water Products, Inc., Class A	376,329	8,655,567
MYR Group, Inc. *	38,696	5,478,193
NANO Nuclear Energy, Inc. *(a)	10,867	419,684
National Presto Industries, Inc.	12,529	1,204,914
Net Power, Inc. *	53,370	458,448
NEXTracker, Inc., Class A *	348,662	17,579,538
NN, Inc. *	108,301	329,235
Northwest Pipe Co. *	23,562	1,139,458
NuScale Power Corp. *(a)	205,591	4,901,289
Omega Flex, Inc.	8,394	330,388
Orion Group Holdings, Inc. *	87,171	686,907
Park Aerospace Corp.	45,249	655,658
Park-Ohio Holdings Corp.	21,515	535,293
Plug Power, Inc. *(a)	1,931,857	3,593,254
Powell Industries, Inc.	22,618	5,423,344
Preformed Line Products Co.	6,003	903,091
Primoris Services Corp.	129,293	9,925,824
Proto Labs, Inc. *	60,663	2,531,467
Quanex Building Products Corp.	108,726	2,283,246
Redwire Corp. *(a)	55,351	1,323,996
Resideo Technologies, Inc. *	352,512	7,938,570
REV Group, Inc.	123,834	4,297,040
Rocket Lab USA, Inc. *	841,070	24,433,083
Rush Enterprises, Inc., Class A	168,367	10,228,295
SES AI Corp. *(a)	323,734	382,006
Shoals Technologies Group, Inc., Class A *	403,520	1,928,826
Shyft Group, Inc.	82,359	989,132
SolarMax Technology, Inc. *(a)	72,186	121,994
Solidion Technology, Inc. *	139,753	53,386

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Southland Holdings, Inc. *	32,525	99,201
SPX Technologies, Inc. *	108,838	16,164,620
Standex International Corp.	28,065	5,127,475
Stem, Inc. *	364,053	220,871
Sterling Infrastructure, Inc. *	72,124	10,271,900
Sunrun, Inc. *	527,675	4,775,459
Taylor Devices, Inc. *	6,947	232,030
Tecnoglass, Inc.	54,187	4,118,212
Tennant Co.	45,848	3,920,921
Terex Corp.	160,941	7,739,653
Thermon Group Holdings, Inc. *	80,792	2,236,323
Titan International, Inc. *	120,210	1,061,454
Titan Machinery, Inc. *	51,266	959,700
TPI Composites, Inc. *(a)	108,727	177,225
Transcat, Inc. *	21,960	1,691,359
Trinity Industries, Inc.	197,281	7,463,140
Triumph Group, Inc. *	177,535	3,327,006
Tutor Perini Corp. *	104,972	2,528,775
Twin Disc, Inc.	26,131	295,019
UFP Industries, Inc.	146,297	16,919,248
Ultralife Corp. *	23,696	179,616
V2X, Inc. *	34,025	1,773,723
Vicor Corp. *	55,295	2,827,786
Virgin Galactic Holdings, Inc. *(a)	63,831	303,836
VirTra, Inc. *	24,915	158,709
Wabash National Corp.	103,348	1,612,229
Watts Water Technologies, Inc., Class A	66,223	13,693,592
Willis Lease Finance Corp.	6,843	1,326,995
Xometry, Inc., Class A *	102,993	3,420,398
Zurn Elkay Water Solutions Corp.	348,228	13,734,112
		822,589,205

Commercial & Professional Services 4.1%
ABM Industries, Inc.	152,582	8,141,776
ACCO Brands Corp.	227,574	1,197,039
ACV Auctions, Inc., Class A *	357,384	7,562,245
Alight, Inc., Class A	1,013,958	6,945,612
Asure Software, Inc. *	57,233	676,494
Barrett Business Services, Inc.	61,602	2,669,215
BlackSky Technology, Inc. *	60,330	904,347
Bridger Aerospace Group Holdings, Inc. *(a)	20,501	57,608
BrightView Holdings, Inc. *	141,303	2,226,935
Brink's Co.	107,331	10,017,202
Casella Waste Systems, Inc., Class A *	150,956	16,233,808
CBIZ, Inc. *	115,994	9,953,445
CECO Environmental Corp. *	71,242	2,017,573
Cimpress PLC *	41,100	2,732,328
CompX International, Inc.	4,595	112,623
Conduent, Inc. *	378,785	1,499,989
CoreCivic, Inc. *	263,473	5,390,658
CRA International, Inc.	15,970	2,931,773
CSG Systems International, Inc.	71,418	4,198,664
Deluxe Corp.	106,891	2,478,802
DLH Holdings Corp. *	19,820	148,650
Driven Brands Holdings, Inc. *	144,164	2,380,148
Ennis, Inc.	61,660	1,279,445
Enviri Corp. *	191,776	1,837,214
ExlService Holdings, Inc. *	379,992	19,098,398
Exponent, Inc.	122,277	11,209,133
First Advantage Corp. *	144,100	2,720,608
FiscalNote Holdings, Inc. *	142,336	177,920
Forrester Research, Inc. *	29,599	451,385
Franklin Covey Co. *	26,821	1,016,784
GEO Group, Inc. *	307,232	9,680,880
Healthcare Services Group, Inc. *	176,687	1,959,459
Heidrick & Struggles International, Inc.	48,476	2,253,649
HireQuest, Inc.	14,505	188,565
SECURITY	NUMBER OF SHARES	VALUE ($)
HNI Corp.	114,999	5,732,700
Huron Consulting Group, Inc. *	42,352	5,369,387
IBEX Holdings Ltd. *	21,846	480,830
ICF International, Inc.	45,124	5,266,422
Innodata, Inc. *	65,673	2,435,155
Insperity, Inc.	86,751	6,507,192
Interface, Inc., Class A	139,027	3,442,309
Kelly Services, Inc., Class A	74,573	1,049,988
Kforce, Inc.	44,405	2,474,691
Korn Ferry	125,758	8,894,863
LanzaTech Global, Inc. *(a)	263,561	248,248
Legalzoom.com, Inc. *	308,312	2,771,725
Liquidity Services, Inc. *	51,540	1,785,861
Matthews International Corp., Class A	71,441	1,999,634
Maximus, Inc.	145,491	10,954,017
MillerKnoll, Inc.	168,625	3,783,945
Mistras Group, Inc. *	51,218	508,083
Montrose Environmental Group, Inc. *	76,884	1,600,725
NL Industries, Inc.	19,881	153,084
NV5 Global, Inc. *	137,772	2,595,624
OPENLANE, Inc. *	259,649	5,273,471
Perma-Fix Environmental Services, Inc. *	34,825	356,260
Pitney Bowes, Inc.	393,874	3,509,417
Planet Labs PBC *	518,926	3,165,449
Pursuit Attractions & Hospitality, Inc. *	49,300	1,947,350
Quad/Graphics, Inc.	72,794	489,176
Quest Resource Holding Corp. *	40,568	237,323
Resources Connection, Inc.	82,771	695,276
Spire Global, Inc., Class A *(a)	53,136	911,282
Steelcase, Inc., Class A	223,337	2,563,909
TriNet Group, Inc.	77,203	7,209,988
TrueBlue, Inc. *	70,793	576,963
TTEC Holdings, Inc.	45,649	172,553
UniFirst Corp.	36,377	7,796,319
Upwork, Inc. *	300,261	4,732,113
Verra Mobility Corp., Class A *	398,990	10,529,346
Virco Mfg. Corp.	26,988	294,169
VSE Corp.	42,647	4,364,920
Willdan Group, Inc. *	30,605	1,081,734
WNS Holdings Ltd. *	104,039	6,372,389
		272,684,264

Consumer Discretionary Distribution & Retail 2.4%
1-800-Flowers.com, Inc., Class A *	62,322	500,446
1stdibs.com, Inc. *	60,571	235,621
Abercrombie & Fitch Co., Class A *	121,589	14,515,295
Academy Sports & Outdoors, Inc.	166,722	8,721,228
aka Brands Holding Corp. *	2,506	39,996
A-Mark Precious Metals, Inc.	43,003	1,211,394
American Eagle Outfitters, Inc.	429,113	6,925,884
America's Car-Mart, Inc. *	17,200	837,468
Arhaus, Inc.	122,821	1,508,242
Arko Corp.	196,566	1,389,722
Asbury Automotive Group, Inc. *	47,565	14,111,584
BARK, Inc. *	308,536	576,962
Beyond, Inc. *	110,296	914,354
Boot Barn Holdings, Inc. *	71,586	11,514,608
Buckle, Inc.	74,472	3,545,612
Build-A-Bear Workshop, Inc.	29,987	1,269,650
Caleres, Inc.	82,774	1,517,247
Camping World Holdings, Inc., Class A	136,378	3,148,968
Citi Trends, Inc. *	15,357	397,746
Designer Brands, Inc., Class A	95,573	480,732
Destination XL Group, Inc. *	129,723	352,847
EVgo, Inc., Class A *	245,574	852,142
Foot Locker, Inc. *	201,471	4,039,494
Genesco, Inc. *	25,314	1,054,328
GigaCloud Technology, Inc., Class A *	58,236	1,241,592

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	32,011	14,612,701
Groupon, Inc., Class A *	55,995	586,268
GrowGeneration Corp. *	129,717	181,604
Haverty Furniture Cos., Inc.	35,553	797,454
J Jill, Inc.	14,495	396,003
Lands' End, Inc. *	34,061	424,059
Leslie's, Inc. *	431,113	870,848
MarineMax, Inc. *	51,957	1,577,415
Monro, Inc.	72,541	1,424,705
National Vision Holdings, Inc. *	188,126	2,144,636
ODP Corp. *	78,570	1,775,682
OneWater Marine, Inc., Class A *	28,285	511,110
Petco Health & Wellness Co., Inc., Class A *	202,458	692,406
Qurate Retail, Inc., Class B *	3,032	6,367
RealReal, Inc. *	241,005	2,299,188
Revolve Group, Inc. *	92,654	2,926,013
RumbleON, Inc., Class B *	40,804	177,497
Sally Beauty Holdings, Inc. *	249,405	2,711,032
Savers Value Village, Inc. *	55,123	614,070
Shoe Carnival, Inc.	43,018	1,164,067
Signet Jewelers Ltd.	102,049	6,044,362
Sleep Number Corp. *	51,383	918,728
Sonic Automotive, Inc., Class A	35,488	2,634,984
Stitch Fix, Inc., Class A *	243,567	1,147,201
ThredUp, Inc., Class A *	186,367	408,144
Tile Shop Holdings, Inc. *	72,599	547,396
Tilly's, Inc., Class A *	33,968	147,081
Torrid Holdings, Inc. *	48,401	341,711
Upbound Group, Inc.	129,558	3,801,232
Urban Outfitters, Inc. *	153,472	8,505,418
Victoria's Secret & Co. *	189,496	6,890,075
Warby Parker, Inc., Class A *	214,225	5,936,175
Weyco Group, Inc.	14,913	532,991
Winmark Corp.	7,062	2,751,285
Zumiez, Inc. *	37,208	593,840
		157,996,910

Consumer Durables & Apparel 2.9%
Acushnet Holdings Corp.	68,412	4,468,672
AMMO, Inc. *	218,658	382,652
Beazer Homes USA, Inc. *	70,148	1,554,480
Cavco Industries, Inc. *	20,052	10,199,249
Century Communities, Inc.	67,604	5,163,594
Champion Homes, Inc. *	129,732	11,978,156
Clarus Corp.	72,135	350,576
Cricut, Inc., Class A	111,122	596,725
Dream Finders Homes, Inc., Class A *	67,302	1,552,657
Escalade, Inc.	24,983	370,248
Ethan Allen Interiors, Inc.	55,757	1,729,582
Figs, Inc., Class A *	313,238	1,782,324
Flexsteel Industries, Inc.	11,453	564,977
Funko, Inc., Class A *	75,673	1,059,422
G-III Apparel Group Ltd. *	94,896	2,962,653
GoPro, Inc., Class A *	294,182	285,974
Green Brick Partners, Inc. *	75,101	4,541,357
Hamilton Beach Brands Holding Co., Class A	20,185	345,365
Hanesbrands, Inc. *	853,348	6,929,186
Helen of Troy Ltd. *	55,127	3,405,746
Hooker Furnishings Corp.	25,960	330,471
Hovnanian Enterprises, Inc., Class A *	12,005	1,589,342
Installed Building Products, Inc.	57,996	11,531,925
iRobot Corp. *	73,736	567,030
JAKKS Pacific, Inc. *	20,140	605,811
Johnson Outdoors, Inc., Class A	11,236	364,046
KB Home	157,304	10,555,098
Kontoor Brands, Inc.	133,120	12,227,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Landsea Homes Corp. *	42,240	350,592
Latham Group, Inc. *	98,272	717,386
La-Z-Boy, Inc.	102,215	4,824,548
Legacy Housing Corp. *	27,654	709,325
LGI Homes, Inc. *	50,586	4,516,318
Lifetime Brands, Inc.	29,397	190,493
Lovesac Co. *	34,576	883,763
M/I Homes, Inc. *	64,285	8,087,053
Malibu Boats, Inc., Class A *	47,005	1,799,821
Marine Products Corp.	20,561	193,068
MasterCraft Boat Holdings, Inc. *	38,953	709,334
Meritage Homes Corp.	173,689	13,525,162
Movado Group, Inc.	36,907	705,662
Oxford Industries, Inc.	35,676	2,991,789
Peloton Interactive, Inc., Class A *	850,359	6,590,282
Purple Innovation, Inc., Class A *	127,139	141,124
Rocky Brands, Inc.	18,136	454,125
Smith & Wesson Brands, Inc.	109,534	1,149,012
Solo Brands, Inc., Class A *	66,898	65,560
Sonos, Inc. *	291,772	4,023,536
Steven Madden Ltd.	175,085	7,187,239
Sturm Ruger & Co., Inc.	40,133	1,428,735
Superior Group of Cos., Inc.	30,722	463,595
Taylor Morrison Home Corp., Class A *	247,363	15,945,019
Topgolf Callaway Brands Corp. *	343,874	2,702,850
Traeger, Inc. *	82,049	200,200
Tri Pointe Homes, Inc. *	223,340	8,232,312
United Homes Group, Inc. *	14,068	58,382
Vera Bradley, Inc. *	55,463	207,432
Wolverine World Wide, Inc.	191,734	4,281,420
Worthington Enterprises, Inc.	75,730	3,173,087
		194,502,614

Consumer Services 3.2%
Accel Entertainment, Inc., Class A *	125,599	1,415,501
Adtalem Global Education, Inc. *	90,479	9,693,015
American Public Education, Inc. *	37,298	826,897
Bally's Corp. *	58,523	1,063,948
Biglari Holdings, Inc., Class B *	1,813	420,634
BJ's Restaurants, Inc. *	45,575	1,649,359
Bloomin' Brands, Inc.	185,299	2,327,355
Brinker International, Inc. *	106,544	19,387,812
Carriage Services, Inc., Class A	33,437	1,369,245
Cheesecake Factory, Inc.	116,652	6,550,010
Chegg, Inc. *	251,147	386,766
Coursera, Inc. *	334,221	2,576,844
Cracker Barrel Old Country Store, Inc. (b)	53,699	3,489,361
Dave & Buster's Entertainment, Inc. *	78,349	2,080,949
Denny's Corp. *	124,064	785,325
Despegar.com Corp. *	149,368	2,870,853
Dine Brands Global, Inc.	36,917	1,121,538
El Pollo Loco Holdings, Inc. *	63,716	756,309
European Wax Center, Inc., Class A *	79,755	538,346
Everi Holdings, Inc. *	195,035	2,660,277
First Watch Restaurant Group, Inc. *	73,522	1,542,492
Frontdoor, Inc. *	186,317	11,156,662
Full House Resorts, Inc. *	80,111	430,196
Global Business Travel Group I *	302,008	2,663,711
Golden Entertainment, Inc.	47,375	1,551,058
Graham Holdings Co., Class B	7,700	7,151,914
Hilton Grand Vacations, Inc. *	172,554	7,109,225
Inspired Entertainment, Inc. *	52,758	531,273
International Game Technology PLC	275,304	4,685,674
Jack in the Box, Inc.	46,234	1,811,910
KinderCare Learning Cos., Inc. *	66,730	1,383,980
Krispy Kreme, Inc.	208,095	1,887,422
Kura Sushi USA, Inc., Class A *(a)	14,353	1,148,240

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Laureate Education, Inc. *	314,729	5,891,727
Life Time Group Holdings, Inc. *	150,246	4,355,632
Lincoln Educational Services Corp. *	62,200	1,015,104
Lindblad Expeditions Holdings, Inc. *	87,323	1,110,749
Mister Car Wash, Inc. *	229,852	1,843,413
Monarch Casino & Resort, Inc.	30,998	2,645,369
Nathan's Famous, Inc.	6,870	555,852
Nerdy, Inc. *	191,538	348,599
ONE Group Hospitality, Inc. *	50,200	188,250
OneSpaWorld Holdings Ltd.	242,284	5,175,186
Papa John's International, Inc.	80,180	3,172,723
Perdoceo Education Corp.	158,669	4,566,494
PlayAGS, Inc. *	93,807	1,129,436
Portillo's, Inc., Class A *	130,653	1,817,383
Potbelly Corp. *	64,835	804,602
RCI Hospitality Holdings, Inc.	20,176	1,120,575
Red Rock Resorts, Inc., Class A	119,002	5,837,048
Rush Street Interactive, Inc. *	184,982	2,697,038
Sabre Corp. *	928,839	3,111,611
Shake Shack, Inc., Class A *	91,926	10,859,218
Six Flags Entertainment Corp.	224,448	9,895,912
Strategic Education, Inc.	53,577	5,262,869
Stride, Inc. *	102,989	13,893,216
Super Group SGHC Ltd.	362,798	2,935,036
Sweetgreen, Inc., Class A *	241,826	7,960,912
Target Hospitality Corp. *	82,173	791,326
Udemy, Inc. *	219,131	1,639,100
United Parks & Resorts, Inc. *	79,062	4,155,499
Universal Technical Institute, Inc. *	95,948	2,631,854
Vacasa, Inc., Class A *	22,317	112,031
Xponential Fitness, Inc., Class A *	59,711	998,965
		213,546,830

Consumer Staples Distribution & Retail 1.0%
Andersons, Inc.	79,189	3,226,952
Chefs' Warehouse, Inc. *	84,382	4,544,814
Guardian Pharmacy Services, Inc., Class A *	20,500	467,605
HF Foods Group, Inc. *	92,601	246,319
Ingles Markets, Inc., Class A	34,965	2,315,382
Natural Grocers by Vitamin Cottage, Inc.	22,909	997,458
PriceSmart, Inc.	60,562	5,509,325
SpartanNash Co.	80,854	1,473,968
Sprouts Farmers Market, Inc. *	243,539	38,561,965
United Natural Foods, Inc. *	141,435	4,206,277
Village Super Market, Inc., Class A	21,560	735,412
Weis Markets, Inc.	39,907	2,696,117
		64,981,594

Energy 5.1%
Aemetis, Inc. *(a)	85,177	196,759
Amplify Energy Corp. *	96,970	517,820
Archrock, Inc.	403,736	11,340,944
Ardmore Shipping Corp.	99,370	1,179,522
Aris Water Solutions, Inc., Class A	65,290	1,666,854
Atlas Energy Solutions, Inc., Class A (a)	163,797	3,760,779
Berry Corp.	188,525	821,969
BKV Corp. *	34,327	841,011
Borr Drilling Ltd. *	570,909	1,981,054
Bristow Group, Inc. *	58,996	1,968,697
Cactus, Inc., Class A	161,372	9,635,522
California Resources Corp.	166,462	8,189,930
Centrus Energy Corp., Class A *	34,803	2,864,287
ChampionX Corp.	461,205	13,208,911
Clean Energy Fuels Corp. *	414,610	1,372,359
CNX Resources Corp. *	352,780	9,659,116
Comstock Resources, Inc. *	222,644	4,132,273
SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories, Inc.	113,951	1,933,748
Core Natural Resources, Inc.	127,022	11,475,167
Crescent Energy Co., Class A	392,803	5,915,613
CVR Energy, Inc. (a)	81,942	1,552,801
Delek U.S. Holdings, Inc.	152,729	2,727,740
DHT Holdings, Inc.	327,794	3,710,628
Diversified Energy Co. PLC	113,408	1,807,724
DMC Global, Inc. *	46,404	377,729
Dorian LPG Ltd.	88,494	2,127,396
Drilling Tools International Corp. *	28,283	89,940
Empire Petroleum Corp. *	35,048	205,031
Encore Energy Corp. *	437,297	1,447,453
Energy Fuels, Inc. *(a)	451,509	2,397,513
Evolution Petroleum Corp.	73,049	387,890
Excelerate Energy, Inc., Class A	40,902	1,221,743
Expro Group Holdings NV *	229,533	2,899,002
FLEX LNG Ltd.	73,284	1,869,475
Forum Energy Technologies, Inc. *	27,640	500,837
FutureFuel Corp.	65,415	357,166
Geospace Technologies Corp. *	29,596	269,028
Golar LNG Ltd.	239,488	9,759,136
Granite Ridge Resources, Inc.	129,613	802,304
Green Plains, Inc. *	155,524	1,388,829
Gulfport Energy Corp. *	31,252	5,578,795
Hallador Energy Co. *	62,109	666,430
Helix Energy Solutions Group, Inc. *	346,564	2,779,443
Helmerich & Payne, Inc.	233,498	7,376,202
HighPeak Energy, Inc. (a)	34,527	470,603
Innovex International, Inc. *	82,566	1,286,378
International Seaways, Inc.	98,681	3,843,625
Kinetik Holdings, Inc., Class A	92,508	5,960,290
Kodiak Gas Services, Inc.	78,870	3,689,539
Kosmos Energy Ltd. *	1,134,467	3,607,605
Liberty Energy, Inc., Class A	382,316	7,000,206
Magnolia Oil & Gas Corp., Class A	418,934	9,928,736
Mammoth Energy Services, Inc. *	59,935	179,206
Murphy Oil Corp.	346,904	9,238,054
Nabors Industries Ltd. *	22,011	1,259,469
NACCO Industries, Inc., Class A	9,708	307,064
Natural Gas Services Group, Inc. *	25,673	671,862
NextDecade Corp. *	282,219	2,393,217
Noble Corp. PLC	334,091	10,707,617
Nordic American Tankers Ltd.	489,357	1,321,264
Northern Oil & Gas, Inc.	240,075	8,630,696
NPK International, Inc. *	204,334	1,413,991
Oceaneering International, Inc. *	244,354	6,072,197
Oil States International, Inc. *	144,396	733,532
Par Pacific Holdings, Inc. *	130,776	2,186,575
Patterson-UTI Energy, Inc.	939,840	7,584,509
PBF Energy, Inc., Class A	242,543	7,096,808
Peabody Energy Corp.	305,807	5,550,397
Prairie Operating Co. *(a)	9,873	85,895
PrimeEnergy Resources Corp. *	1,690	368,251
ProFrac Holding Corp., Class A *(a)	57,148	415,466
ProPetro Holding Corp. *	208,617	1,852,519
Ranger Energy Services, Inc., Class A	38,592	632,523
REX American Resources Corp. *	37,050	1,545,726
Riley Exploration Permian, Inc.	27,861	923,592
Ring Energy, Inc. *	367,098	477,227
RPC, Inc.	206,165	1,263,791
Sable Offshore Corp. *	122,394	3,051,282
SandRidge Energy, Inc.	78,049	924,881
Scorpio Tankers, Inc.	107,799	5,133,388
SEACOR Marine Holdings, Inc. *	58,515	396,732
Seadrill Ltd. *	167,841	6,069,131
Select Water Solutions, Inc.	220,793	2,759,912
SFL Corp. Ltd.	316,813	3,342,377
Sitio Royalties Corp., Class A	194,658	3,920,412
SM Energy Co.	276,720	10,504,291

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Solaris Energy Infrastructure, Inc.	61,129	1,668,210
Talos Energy, Inc. *	351,666	3,488,527
Teekay Corp. Ltd.	131,936	942,023
Teekay Tankers Ltd., Class A	57,853	2,425,198
TETRA Technologies, Inc. *	304,102	1,262,023
Tidewater, Inc. *	117,913	6,498,185
Transocean Ltd. *	1,763,103	6,911,364
Uranium Energy Corp. *	964,016	6,805,953
Ur-Energy, Inc. *	853,212	895,873
VAALCO Energy, Inc.	251,069	1,029,383
Valaris Ltd. *	149,033	7,144,642
Verde Clean Fuels, Inc. *	7,966	29,315
Vital Energy, Inc. *	69,182	2,206,906
Vitesse Energy, Inc.	60,122	1,555,957
W&T Offshore, Inc.	233,298	363,945
World Kinect Corp.	138,267	3,908,808
		336,899,718

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	282,796	6,515,620
Alexander & Baldwin, Inc.	175,207	3,127,445
Alexander's, Inc.	5,209	989,450
Alpine Income Property Trust, Inc.	31,514	531,326
American Assets Trust, Inc.	115,730	2,809,924
American Healthcare REIT, Inc.	367,770	10,404,213
Apartment Investment & Management Co., Class A	334,898	3,027,478
Apple Hospitality REIT, Inc.	549,982	8,491,722
Armada Hoffler Properties, Inc.	192,097	1,878,709
Braemar Hotels & Resorts, Inc.	162,019	413,148
Brandywine Realty Trust	407,522	2,237,296
Broadstone Net Lease, Inc.	455,280	7,166,107
BRT Apartments Corp.	27,032	463,328
CareTrust REIT, Inc.	448,927	11,896,565
CBL & Associates Properties, Inc.	52,452	1,605,556
Centerspace	40,240	2,444,580
Chatham Lodging Trust	116,758	1,020,465
City Office REIT, Inc.	95,115	505,061
Clipper Realty, Inc.	26,286	107,247
Community Healthcare Trust, Inc.	66,164	1,312,032
COPT Defense Properties	272,645	8,026,669
CTO Realty Growth, Inc.	70,515	1,384,209
Curbline Properties Corp.	229,017	5,604,046
DiamondRock Hospitality Co.	501,048	4,399,201
Diversified Healthcare Trust	526,183	1,304,934
Douglas Emmett, Inc.	389,858	7,157,793
Easterly Government Properties, Inc., Class A	234,799	2,667,317
Elme Communities	212,203	3,238,218
Empire State Realty Trust, Inc., Class A	328,717	3,142,535
Essential Properties Realty Trust, Inc.	424,143	13,614,990
Farmland Partners, Inc.	106,942	1,248,013
Four Corners Property Trust, Inc.	232,860	6,387,350
Franklin Street Properties Corp., Class C	246,322	445,843
FrontView REIT, Inc.	34,571	596,004
Getty Realty Corp.	122,128	3,787,189
Gladstone Commercial Corp.	101,428	1,644,148
Gladstone Land Corp.	81,597	886,143
Global Medical REIT, Inc.	146,023	1,144,820
Global Net Lease, Inc.	483,417	3,475,768
Hudson Pacific Properties, Inc.	329,808	1,032,299
Independence Realty Trust, Inc.	546,567	10,499,552
Industrial Logistics Properties Trust	160,604	637,598
Innovative Industrial Properties, Inc.	68,255	4,892,518
InvenTrust Properties Corp.	187,178	5,566,674
JBG SMITH Properties	198,086	3,072,314
Kite Realty Group Trust	524,953	12,152,662
LTC Properties, Inc.	108,225	3,722,940
SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	702,930	5,848,378
Macerich Co.	572,454	11,895,594
National Health Investors, Inc.	101,087	6,885,036
NET Lease Office Properties *	36,117	1,152,855
NETSTREIT Corp.	187,527	2,715,391
NexPoint Diversified Real Estate Trust	83,131	459,714
NexPoint Residential Trust, Inc.	53,764	2,122,603
One Liberty Properties, Inc.	38,469	987,499
Orion Office REIT, Inc.	140,696	569,819
Outfront Media, Inc.	349,199	6,425,262
Paramount Group, Inc.	442,849	2,165,532
Peakstone Realty Trust	87,329	938,787
Pebblebrook Hotel Trust	287,724	3,777,816
Phillips Edison & Co., Inc.	296,921	10,787,140
Piedmont Office Realty Trust, Inc., Class A	299,532	2,617,910
Plymouth Industrial REIT, Inc.	96,336	1,618,445
Postal Realty Trust, Inc., Class A	52,046	684,925
PotlatchDeltic Corp.	191,849	8,581,406
Retail Opportunity Investments Corp.	298,675	5,217,852
RLJ Lodging Trust	367,466	3,582,793
Ryman Hospitality Properties, Inc.	141,786	14,864,844
Sabra Health Care REIT, Inc.	572,180	9,561,128
Safehold, Inc.	125,592	2,035,846
Saul Centers, Inc.	25,243	921,874
Service Properties Trust	395,866	1,128,218
SITE Centers Corp.	113,846	1,705,413
SL Green Realty Corp.	170,447	11,486,423
Strawberry Fields REIT, Inc.	16,118	180,522
Summit Hotel Properties, Inc.	252,329	1,693,128
Sunstone Hotel Investors, Inc.	491,870	5,572,887
Tanger, Inc.	256,886	8,430,998
Terreno Realty Corp.	230,935	15,107,768
UMH Properties, Inc.	175,152	3,150,984
Uniti Group, Inc.	584,562	3,185,863
Universal Health Realty Income Trust	31,180	1,217,267
Urban Edge Properties	304,078	6,184,947
Veris Residential, Inc.	189,562	3,021,618
Whitestone REIT	118,802	1,591,947
Xenia Hotels & Resorts, Inc.	245,645	3,674,849
		352,430,300

Financial Services 6.4%
Acacia Research Corp. *	92,743	404,359
Acadian Asset Management, Inc.	65,023	1,620,373
Advanced Flower Capital, Inc.	41,959	341,546
AG Mortgage Investment Trust, Inc.	71,760	492,991
Alerus Financial Corp.	53,955	1,140,609
AlTi Global, Inc. *	84,187	327,487
Angel Oak Mortgage REIT, Inc.	30,456	311,260
Apollo Commercial Real Estate Finance, Inc.	336,369	2,980,229
Arbor Realty Trust, Inc. (a)	445,042	5,959,112
Ares Commercial Real Estate Corp.	127,677	722,652
ARMOUR Residential REIT, Inc.	136,386	2,566,785
Artisan Partners Asset Management, Inc., Class A	152,293	6,805,974
Atlanticus Holdings Corp. *	13,046	775,846
AvidXchange Holdings, Inc. *	420,795	4,460,427
B Riley Financial, Inc. (a)	49,131	226,248
Banco Latinoamericano de Comercio Exterior SA, Class E	66,590	2,515,770
BGC Group, Inc., Class A	879,725	8,392,577
Blackstone Mortgage Trust, Inc., Class A	419,000	7,542,000
Bread Financial Holdings, Inc.	120,004	7,599,853
BrightSpire Capital, Inc., Class A	309,850	1,744,456
Burford Capital Ltd.	484,575	6,803,433
Cannae Holdings, Inc.	136,385	2,694,968

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cantaloupe, Inc. *	142,589	1,160,674
Cass Information Systems, Inc.	32,762	1,349,467
Chicago Atlantic Real Estate Finance, Inc.	41,900	644,003
Chimera Investment Corp.	194,733	2,899,574
Claros Mortgage Trust, Inc.	207,624	685,159
Cohen & Steers, Inc.	66,484	5,892,477
Compass Diversified Holdings	160,396	3,408,415
Consumer Portfolio Services, Inc. *	19,828	235,160
Dave, Inc. *	19,393	1,858,237
Diamond Hill Investment Group, Inc.	6,293	944,202
DigitalBridge Group, Inc.	383,802	4,210,308
Donnelley Financial Solutions, Inc. *	62,357	4,138,634
Dynex Capital, Inc.	191,680	2,543,594
Ellington Financial, Inc.	205,299	2,578,555
Enact Holdings, Inc.	69,800	2,357,844
Encore Capital Group, Inc. *	56,387	2,791,157
Enova International, Inc. *	61,477	6,905,097
Essent Group Ltd.	252,279	14,695,252
EVERTEC, Inc.	155,970	5,064,346
Federal Agricultural Mortgage Corp., Class C	22,024	4,355,907
FirstCash Holdings, Inc.	92,942	10,144,619
Flywire Corp. *	291,869	5,641,828
Forge Global Holdings, Inc. *	276,038	212,549
Franklin BSP Realty Trust, Inc.	198,737	2,529,922
GCM Grosvenor, Inc., Class A	103,312	1,396,778
Granite Point Mortgage Trust, Inc.	117,851	334,697
Green Dot Corp., Class A *	128,613	1,140,797
HA Sustainable Infrastructure Capital, Inc.	278,947	7,813,305
Hamilton Lane, Inc., Class A	92,859	14,781,296
I3 Verticals, Inc., Class A *	56,025	1,394,462
International Money Express, Inc. *	77,223	1,460,287
Invesco Mortgage Capital, Inc.	132,448	1,120,510
Jackson Financial, Inc., Class A	181,297	17,085,429
KKR Real Estate Finance Trust, Inc.	142,357	1,420,723
Ladder Capital Corp., Class A	273,272	3,063,379
LendingClub Corp. *	267,709	3,611,394
LendingTree, Inc. *	24,218	1,088,115
MarketWise, Inc.	97,783	54,279
Marqeta, Inc., Class A *	1,148,469	4,421,606
Medallion Financial Corp.	44,208	395,662
Merchants Bancorp	43,342	1,817,330
MFA Financial, Inc.	247,494	2,598,687
Moelis & Co., Class A	170,848	13,375,690
Moneylion, Inc. *	20,927	1,820,230
Mr. Cooper Group, Inc. *	152,538	15,834,970
Navient Corp.	188,468	2,576,358
NCR Atleos Corp. *	174,055	5,545,392
Nelnet, Inc., Class A	34,405	3,790,399
NerdWallet, Inc., Class A *	84,442	1,205,832
New York Mortgage Trust, Inc.	218,981	1,320,455
NewtekOne, Inc.	58,616	778,420
Nexpoint Real Estate Finance, Inc.	20,605	317,523
NMI Holdings, Inc., Class A *	189,289	7,310,341
Onity Group, Inc. *	15,896	574,164
Open Lending Corp., Class A *	249,341	1,508,513
OppFi, Inc. (a)	47,193	647,016
Orchid Island Capital, Inc.	188,948	1,577,716
P10, Inc., Class A	97,793	1,335,852
Pagseguro Digital Ltd., Class A *	453,439	3,378,121
Patria Investments Ltd., Class A	135,171	1,607,183
Payoneer Global, Inc. *	700,567	7,426,010
Paysafe Ltd. *	77,811	1,509,533
Paysign, Inc. *	82,062	218,285
PennyMac Financial Services, Inc.	64,569	6,759,729
PennyMac Mortgage Investment Trust	210,314	2,860,270
Perella Weinberg Partners, Class A	124,381	3,211,517
SECURITY	NUMBER OF SHARES	VALUE ($)
Piper Sandler Cos.	41,971	13,310,683
PJT Partners, Inc., Class A	56,438	9,310,577
PRA Group, Inc. *	93,497	2,067,219
Priority Technology Holdings, Inc. *	43,356	411,882
PROG Holdings, Inc.	98,789	4,223,230
Radian Group, Inc.	366,392	12,464,656
Ready Capital Corp.	389,875	2,592,669
Redwood Trust, Inc.	320,051	2,096,334
Regional Management Corp.	20,741	742,320
Remitly Global, Inc. *	360,293	8,466,886
Repay Holdings Corp., Class A *	208,527	1,557,697
Seven Hills Realty Trust	30,974	405,759
Sezzle, Inc. *	5,665	1,325,667
Silvercrest Asset Management Group, Inc., Class A	23,605	436,693
StepStone Group, Inc., Class A	158,879	10,180,966
StoneCo Ltd., Class A *	692,115	6,346,695
StoneX Group, Inc. *	67,012	7,339,154
Sunrise Realty Trust, Inc.	13,253	159,036
SWK Holdings Corp. *	8,736	141,960
TPG RE Finance Trust, Inc.	142,886	1,201,671
Two Harbors Investment Corp.	250,479	3,193,607
Upstart Holdings, Inc. *	189,856	12,292,227
Value Line, Inc.	1,790	70,347
Velocity Financial, Inc. *	21,286	394,642
Victory Capital Holdings, Inc., Class A	99,349	6,574,917
Virtus Investment Partners, Inc.	16,314	3,254,643
Walker & Dunlop, Inc.	77,584	7,453,495
Waterstone Financial, Inc.	39,240	539,158
WisdomTree, Inc.	336,303	3,292,406
World Acceptance Corp. *	8,253	1,164,994
		428,176,380

Food, Beverage & Tobacco 1.3%
Alico, Inc.	16,972	524,265
B&G Foods, Inc.	187,528	1,215,181
Beyond Meat, Inc. *(a)	141,808	561,560
BRC, Inc., Class A *	122,881	333,007
Calavo Growers, Inc.	40,663	930,776
Cal-Maine Foods, Inc.	99,190	10,702,601
Dole PLC	181,891	2,477,355
Forafric Global PLC *(a)	15,141	145,505
Fresh Del Monte Produce, Inc.	81,265	2,477,770
Hain Celestial Group, Inc. *	216,003	1,092,975
Ispire Technology, Inc. *(a)	46,503	221,819
J&J Snack Foods Corp.	36,883	5,061,454
John B Sanfilippo & Son, Inc.	21,788	1,576,144
Lancaster Colony Corp.	47,221	7,968,072
Lifeway Foods, Inc. *	10,542	242,888
Limoneira Co.	40,160	926,090
Mama's Creations, Inc. *	81,373	626,572
MGP Ingredients, Inc.	34,634	1,251,326
Mission Produce, Inc. *	105,293	1,251,934
National Beverage Corp.	56,873	2,391,510
Primo Brands Corp.	381,708	12,355,888
Seneca Foods Corp., Class A *	11,186	815,571
Simply Good Foods Co. *	220,324	8,372,312
SunOpta, Inc. *	227,003	1,663,932
TreeHouse Foods, Inc. *	114,346	3,947,224
Turning Point Brands, Inc.	41,474	2,643,553
Universal Corp.	57,935	3,077,507
Utz Brands, Inc.	159,252	2,127,607
Vita Coco Co., Inc. *	95,055	3,558,859
Vital Farms, Inc. *	80,971	3,552,603
Westrock Coffee Co. *(a)	82,348	573,142
WK Kellogg Co.	158,644	2,631,904
		87,298,906

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.5%
Accolade, Inc. *	174,856	1,204,758
Accuray, Inc. *	227,100	506,433
AdaptHealth Corp., Class A *	247,405	2,676,922
Addus HomeCare Corp. *	42,012	5,258,222
agilon health, Inc. *	739,845	2,471,082
AirSculpt Technologies, Inc. *(a)	33,787	161,840
Alignment Healthcare, Inc. *	243,203	3,742,894
Alphatec Holdings, Inc. *	252,754	2,979,970
AMN Healthcare Services, Inc. *	92,128	2,535,363
AngioDynamics, Inc. *	94,493	1,078,165
Ardent Health Partners, Inc. *	30,528	457,920
Artivion, Inc. *	95,582	2,959,219
Astrana Health, Inc. *	104,109	3,838,499
AtriCure, Inc. *	114,257	4,555,427
Avanos Medical, Inc. *	110,385	1,900,830
Aveanna Healthcare Holdings, Inc. *	129,013	593,460
Axogen, Inc. *	103,347	1,881,949
Bioventus, Inc., Class A *	91,939	981,909
BrightSpring Health Services, Inc. *	131,015	3,091,954
Brookdale Senior Living, Inc. *	461,653	2,137,453
Castle Biosciences, Inc. *	62,878	1,777,561
Ceribell, Inc. *	29,500	678,795
Cerus Corp. *	431,798	807,462
Community Health Systems, Inc. *	304,923	975,754
Concentra Group Holdings Parent, Inc.	266,284	6,207,080
CONMED Corp.	74,826	5,371,010
CorVel Corp. *	64,210	7,438,728
Cross Country Healthcare, Inc. *	78,599	1,432,074
CVRx, Inc. *	31,344	500,877
Definitive Healthcare Corp., Class A *	125,148	608,219
DocGo, Inc. *	248,926	1,217,248
Embecta Corp.	140,465	2,518,537
Enhabit, Inc. *	120,722	1,014,065
Ensign Group, Inc.	134,176	18,739,020
Evolent Health, Inc., Class A *	279,493	2,920,702
Fractyl Health, Inc. *	80,664	148,422
Fulgent Genetics, Inc. *	49,523	824,063
GeneDx Holdings Corp. *	30,752	2,301,787
Glaukos Corp. *	118,296	18,506,226
Guardant Health, Inc. *	284,814	13,380,562
Haemonetics Corp. *	121,515	8,390,611
Health Catalyst, Inc. *	143,252	806,509
HealthEquity, Inc. *	207,433	22,904,752
HealthStream, Inc.	58,825	1,920,636
Hims & Hers Health, Inc. *	458,830	17,105,182
ICU Medical, Inc. *	51,764	8,507,931
Inari Medical, Inc. *	127,855	10,186,208
InfuSystem Holdings, Inc. *	46,723	377,989
Inmode Ltd. *	173,077	2,978,655
Innovage Holding Corp. *	43,240	164,312
Inogen, Inc. *	57,075	667,207
Integer Holdings Corp. *	80,638	11,468,336
Integra LifeSciences Holdings Corp. *	163,542	4,268,446
iRadimed Corp.	19,703	1,166,615
iRhythm Technologies, Inc. *	75,573	8,226,121
Joint Corp. *	28,727	317,433
Lantheus Holdings, Inc. *	166,467	15,399,862
LeMaitre Vascular, Inc.	48,873	4,737,260
LifeMD, Inc. *	88,257	491,591
LifeStance Health Group, Inc. *	338,454	2,697,478
LivaNova PLC *	131,858	6,586,307
Merit Medical Systems, Inc. *	138,342	15,062,677
ModivCare, Inc. *	26,786	107,144
Nano-X Imaging Ltd. *(a)	132,298	963,129
National HealthCare Corp.	30,099	3,090,264
National Research Corp.	37,440	624,125
Neogen Corp. *	527,465	6,044,749
SECURITY	NUMBER OF SHARES	VALUE ($)
NeoGenomics, Inc. *	307,730	4,400,539
NeuroPace, Inc. *	32,181	442,811
Nevro Corp. *	94,162	477,401
Novocure Ltd. *	257,139	6,305,048
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	110,690	4,979,943
OPKO Health, Inc. *(a)	791,035	1,202,373
OptimizeRx Corp. *	41,552	230,614
Option Care Health, Inc. *	415,299	12,841,045
OraSure Technologies, Inc. *	172,455	693,269
Orchestra BioMed Holdings, Inc. *	58,779	308,002
Orthofix Medical, Inc. *	82,842	1,518,494
OrthoPediatrics Corp. *	39,678	952,272
Owens & Minor, Inc. *	182,018	2,591,936
PACS Group, Inc. *	92,652	1,346,234
Paragon 28, Inc. *	115,042	1,497,847
Patterson Cos., Inc.	190,393	5,892,663
Pediatrix Medical Group, Inc. *	209,651	2,930,921
Pennant Group, Inc. *	78,339	2,073,633
Performant Healthcare, Inc. *	167,328	394,894
Phreesia, Inc. *	134,262	3,821,097
Privia Health Group, Inc. *	246,237	5,626,515
PROCEPT BioRobotics Corp. *	107,528	7,795,780
Progyny, Inc. *	192,548	4,461,337
Pulmonx Corp. *	90,219	512,444
Pulse Biosciences, Inc. *(a)	43,776	916,232
Quipt Home Medical Corp. *	100,003	323,010
RadNet, Inc. *	159,861	10,466,100
RxSight, Inc. *	87,622	2,967,757
Sanara Medtech, Inc. *	9,702	352,474
Schrodinger, Inc. *	134,781	3,379,634
Select Medical Holdings Corp.	261,446	5,142,643
Semler Scientific, Inc. *	11,453	595,098
SI-BONE, Inc. *	100,596	1,685,989
Sight Sciences, Inc. *	92,334	258,535
Simulations Plus, Inc.	37,951	1,302,478
Sonida Senior Living, Inc. *	11,270	260,224
STAAR Surgical Co. *	119,858	2,899,365
Stereotaxis, Inc. *	130,341	315,425
Surgery Partners, Inc. *	185,569	4,730,154
Surmodics, Inc. *	33,757	1,149,088
Tactile Systems Technology, Inc. *	56,942	997,054
Talkspace, Inc. *	301,148	933,559
Tandem Diabetes Care, Inc. *	158,805	5,885,313
Teladoc Health, Inc. *	416,457	4,231,203
TransMedics Group, Inc. *	79,350	5,360,092
Treace Medical Concepts, Inc. *	119,990	1,205,900
U.S. Physical Therapy, Inc.	36,154	3,207,221
UFP Technologies, Inc. *	17,524	4,813,142
Utah Medical Products, Inc.	7,733	473,492
Varex Imaging Corp. *	93,768	1,288,372
Viemed Healthcare, Inc. *	83,493	683,808
Waystar Holding Corp. *	104,366	4,194,470
Zimvie, Inc. *	65,324	904,084
Zynex, Inc. *(a)	36,109	283,095
		432,146,113

Household & Personal Products 0.5%
Beauty Health Co. *	180,895	302,095
Central Garden & Pet Co. *	22,984	838,686
Central Garden & Pet Co., Class A *	126,449	3,943,944
Edgewell Personal Care Co.	117,650	3,917,745
Energizer Holdings, Inc.	173,749	5,905,729
Herbalife Ltd. *	245,865	1,342,423
Honest Co., Inc. *	200,805	1,287,160
Interparfums, Inc.	44,075	6,215,456
Medifast, Inc. *	25,890	406,473

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nature's Sunshine Products, Inc. *	30,075	418,343
Nu Skin Enterprises, Inc., Class A	119,821	784,828
Oil-Dri Corp. of America	23,304	979,234
Olaplex Holdings, Inc. *	341,665	532,997
USANA Health Sciences, Inc. *	27,307	889,389
Veru, Inc. *	310,246	172,404
Waldencast PLC, Class A *(a)	64,895	224,537
WD-40 Co.	32,883	7,725,861
		35,887,304

Insurance 1.9%
Ambac Financial Group, Inc. *	109,242	1,270,484
American Coastal Insurance Corp., Class C	57,281	698,255
AMERISAFE, Inc.	46,282	2,315,026
Baldwin Insurance Group, Inc., Class A *	161,129	6,598,233
Bowhead Specialty Holdings, Inc. *	27,756	897,351
CNO Financial Group, Inc.	254,824	10,177,671
Crawford & Co., Class A	36,600	439,566
Donegal Group, Inc., Class A	37,985	563,318
Employers Holdings, Inc.	59,654	2,932,591
Enstar Group Ltd. *	30,638	10,018,320
F&G Annuities & Life, Inc.	44,670	2,050,800
Fidelis Insurance Holdings Ltd.	125,021	2,062,846
Genworth Financial, Inc., Class A *	1,038,652	7,509,454
GoHealth, Inc., Class A *	12,060	196,578
Goosehead Insurance, Inc., Class A	54,356	5,825,332
Greenlight Capital Re Ltd., Class A *	67,361	909,373
Hamilton Insurance Group Ltd., Class B *	96,528	1,846,581
HCI Group, Inc.	20,142	2,455,914
Heritage Insurance Holdings, Inc. *	56,749	624,806
Hippo Holdings, Inc. *	48,937	1,370,236
Horace Mann Educators Corp.	99,080	3,827,460
Investors Title Co.	3,472	782,415
James River Group Holdings Ltd.	90,008	430,238
Kingsway Financial Services, Inc. *	30,090	243,729
Lemonade, Inc. *	125,833	4,182,689
Maiden Holdings Ltd. *	227,151	229,422
MBIA, Inc. *	109,516	778,659
Mercury General Corp.	64,728	3,226,044
NI Holdings, Inc. *	18,872	284,967
Oscar Health, Inc., Class A *	481,522	7,993,265
Palomar Holdings, Inc. *	62,095	6,698,188
ProAssurance Corp. *	124,126	1,856,925
Root, Inc., Class A *	20,910	2,038,725
Safety Insurance Group, Inc.	35,569	2,810,307
Selective Insurance Group, Inc.	147,056	12,371,821
Selectquote, Inc. *	326,255	1,406,159
SiriusPoint Ltd. *	227,617	3,314,104
Skyward Specialty Insurance Group, Inc. *	89,632	3,968,905
Stewart Information Services Corp.	65,332	4,258,993
Tiptree, Inc.	61,110	1,224,644
Trupanion, Inc. *	79,597	3,776,082
United Fire Group, Inc.	51,234	1,271,116
Universal Insurance Holdings, Inc.	57,844	1,118,703
		128,856,295

Materials 4.1%
AdvanSix, Inc.	61,437	1,921,749
Alpha Metallurgical Resources, Inc. *	26,585	4,869,574
American Vanguard Corp.	66,250	409,425
Arcadium Lithium PLC *	2,619,701	15,037,084
Ardagh Metal Packaging SA	350,522	970,946
Arq, Inc. *	67,146	418,991
ASP Isotopes, Inc. *(a)	127,515	733,211
SECURITY	NUMBER OF SHARES	VALUE ($)
Aspen Aerogels, Inc. *	148,506	1,736,035
Avient Corp.	218,747	9,384,246
Balchem Corp.	78,151	12,501,034
Cabot Corp.	129,632	11,209,279
Caledonia Mining Corp. PLC	40,734	382,492
Carpenter Technology Corp.	115,052	22,211,939
Century Aluminum Co. *	127,658	2,333,588
Clearwater Paper Corp. *	38,944	1,252,050
Coeur Mining, Inc. *	953,820	6,295,212
Commercial Metals Co.	275,420	13,355,116
Compass Minerals International, Inc.	82,206	958,522
Constellium SE, Class A *	313,611	3,114,157
Contango ORE, Inc. *	24,639	255,506
Core Molding Technologies, Inc. *	17,874	263,999
Critical Metals Corp. *(a)	17,306	133,602
Dakota Gold Corp. *	170,234	377,919
Ecovyst, Inc. *	282,441	2,191,742
Greif, Inc., Class A	73,225	4,482,834
Hawkins, Inc.	46,652	4,987,565
HB Fuller Co.	132,550	8,367,881
Hecla Mining Co.	1,420,140	8,066,395
i-80 Gold Corp. *	756,075	428,165
Ingevity Corp. *	88,406	4,009,212
Innospec, Inc.	60,217	6,825,597
Intrepid Potash, Inc. *	26,067	685,301
Ivanhoe Electric, Inc. *	200,892	1,189,281
Kaiser Aluminum Corp.	38,651	2,705,570
Knife River Corp. *	137,346	14,226,299
Koppers Holdings, Inc.	47,631	1,417,499
Kronos Worldwide, Inc.	52,742	505,796
Lifezone Metals Ltd. *	86,329	505,025
LSB Industries, Inc. *	128,983	1,088,617
MAC Copper Ltd., Class A *	129,738	1,338,896
Materion Corp.	49,709	5,020,609
Mativ Holdings, Inc.	129,867	1,240,230
Metallus, Inc. *	104,466	1,560,722
Minerals Technologies, Inc.	76,657	5,878,825
Myers Industries, Inc.	89,021	1,071,813
Northern Technologies International Corp.	18,519	219,265
Novagold Resources, Inc. *	594,508	1,860,810
O-I Glass, Inc. *	374,108	4,466,850
Olympic Steel, Inc.	23,733	818,077
Orion SA	139,469	1,945,593
Pactiv Evergreen, Inc.	98,279	1,743,469
Perimeter Solutions, Inc. *	323,137	4,039,213
Perpetua Resources Corp. *	91,756	1,082,721
Piedmont Lithium, Inc. *(a)	42,788	353,001
PureCycle Technologies, Inc. *(a)	299,368	2,787,116
Quaker Chemical Corp.	33,497	4,729,106
Radius Recycling, Inc., Class A	63,958	768,136
Ramaco Resources, Inc., Class A	74,294	703,564
Ranpak Holdings Corp., Class A *	104,852	767,517
Rayonier Advanced Materials, Inc. *	153,013	1,224,104
Ryerson Holding Corp.	64,707	1,446,849
Sensient Technologies Corp.	101,700	7,679,367
Smith-Midland Corp. *	11,301	452,379
SSR Mining, Inc. *	488,763	3,924,767
Stepan Co.	51,629	3,272,762
Summit Materials, Inc., Class A *	292,742	15,313,334
SunCoke Energy, Inc.	203,179	1,907,851
Sylvamo Corp.	84,009	6,729,121
Tredegar Corp. *	64,362	505,242
TriMas Corp.	98,422	2,391,655
Tronox Holdings PLC	288,828	2,966,264
U.S. Lime & Minerals, Inc.	25,482	2,817,800
Valhi, Inc.	6,412	133,818

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Warrior Met Coal, Inc.	125,335	6,613,928
Worthington Steel, Inc.	78,762	2,288,036
		273,871,265

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	261,505	690,373
AMC Entertainment Holdings, Inc., Class A *	847,022	2,634,238
AMC Networks, Inc., Class A *	78,718	758,054
Atlanta Braves Holdings, Inc., Class C *	147,794	5,727,018
Boston Omaha Corp., Class A *	59,426	864,054
Bumble, Inc., Class A *	234,028	1,897,967
Cable One, Inc.	13,646	4,148,520
Cardlytics, Inc. *	103,916	317,983
Cargurus, Inc. *	209,367	8,207,186
Cars.com, Inc. *	159,355	2,855,642
Cinemark Holdings, Inc. *	266,364	7,626,001
Clear Channel Outdoor Holdings, Inc. *	861,941	1,172,240
EchoStar Corp., Class A *	294,036	8,133,036
Emerald Holding, Inc.	35,934	161,703
Entravision Communications Corp., Class A	153,325	329,649
Eventbrite, Inc., Class A *	191,581	607,312
EverQuote, Inc., Class A *	60,660	1,225,332
EW Scripps Co., Class A *	143,427	269,643
fuboTV, Inc. *	775,426	3,132,721
Gambling.com Group Ltd. *	40,777	574,548
Gannett Co., Inc. *	341,857	1,545,194
Getty Images Holdings, Inc. *(a)	245,792	626,770
Golden Matrix Group, Inc. *	47,047	81,156
Gray Media, Inc.	203,605	761,483
Grindr, Inc. *	60,159	1,073,237
Ibotta, Inc., Class A *	37,572	2,723,970
iHeartMedia, Inc., Class A *	261,419	580,350
IMAX Corp. *	103,201	2,430,384
Innovid Corp. *	262,558	816,555
Integral Ad Science Holding Corp. *	177,045	1,860,743
John Wiley & Sons, Inc., Class A	96,567	3,952,487
Lions Gate Entertainment Corp., Class A *	411,679	3,231,680
LiveOne, Inc. *	181,284	262,862
Madison Square Garden Entertainment Corp., Class A *	95,232	3,460,731
Magnite, Inc. *	303,653	5,222,832
Marcus Corp.	56,124	1,129,215
MediaAlpha, Inc., Class A *	71,566	815,137
National CineMedia, Inc. *	169,092	1,114,316
Nextdoor Holdings, Inc. *	421,322	1,103,864
Outbrain, Inc. *	93,864	564,123
Playstudios, Inc. *	208,131	364,229
PubMatic, Inc., Class A *	100,867	1,525,109
QuinStreet, Inc. *	130,746	3,093,450
Reservoir Media, Inc. *	49,424	410,713
Scholastic Corp.	56,757	1,101,653
Shutterstock, Inc.	58,443	1,725,237
Sinclair, Inc.	77,845	1,140,429
Sphere Entertainment Co. *	66,058	3,078,303
Stagwell, Inc., Class A *	205,561	1,282,701
System1, Inc. *	54,967	35,959
TechTarget, Inc. *	63,585	1,082,853
TEGNA, Inc.	400,928	7,304,908
Thryv Holdings, Inc. *	89,453	1,566,322
Townsquare Media, Inc., Class A	34,364	305,152
TrueCar, Inc. *	203,987	701,715
Vimeo, Inc. *	349,231	2,343,340
Vivid Seats, Inc., Class A *(a)	189,650	815,495
Webtoon Entertainment, Inc. *(a)	38,519	491,117
WideOpenWest, Inc. *	123,587	527,717
SECURITY	NUMBER OF SHARES	VALUE ($)
Yelp, Inc., Class A *	156,196	6,238,468
Ziff Davis, Inc. *	106,678	5,748,877
ZipRecruiter, Inc., Class A *	172,185	1,184,633
		126,758,689

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
2seventy bio, Inc. *	116,655	310,302
4D Molecular Therapeutics, Inc. *	123,196	689,898
89bio, Inc. *	204,205	1,960,368
Absci Corp. *(a)	196,008	727,190
ACADIA Pharmaceuticals, Inc. *	288,684	5,386,843
ACELYRIN, Inc. *	175,064	344,876
Achieve Life Sciences, Inc. *	81,283	265,795
Acrivon Therapeutics, Inc. *	28,192	171,125
Actinium Pharmaceuticals, Inc. *	72,093	83,628
Acumen Pharmaceuticals, Inc. *	116,902	175,353
Adaptive Biotechnologies Corp. *	281,463	2,181,338
ADC Therapeutics SA *	194,258	326,353
ADMA Biologics, Inc. *	545,213	8,805,190
Adverum Biotechnologies, Inc. *	49,021	206,869
Aerovate Therapeutics, Inc. *(a)	29,351	76,900
Agenus, Inc. *	47,954	182,225
Agios Pharmaceuticals, Inc. *	136,888	4,707,578
Akebia Therapeutics, Inc. *	506,906	1,135,469
Akero Therapeutics, Inc. *	165,502	8,950,348
Akoya Biosciences, Inc. *(a)	63,002	183,966
Aldeyra Therapeutics, Inc. *	117,684	616,664
Alector, Inc. *	196,054	325,450
Alkermes PLC *	389,447	12,279,264
Allogene Therapeutics, Inc. *	306,910	552,438
Altimmune, Inc. *(a)	173,013	1,148,806
Alto Neuroscience, Inc. *	50,956	218,601
Alumis, Inc. *(a)	35,365	264,530
ALX Oncology Holdings, Inc. *	78,090	114,011
Amicus Therapeutics, Inc. *	709,301	6,795,104
Amneal Pharmaceuticals, Inc. *	384,972	3,179,869
Amphastar Pharmaceuticals, Inc. *	93,418	3,257,486
AnaptysBio, Inc. *	52,030	932,898
Anavex Life Sciences Corp. *(a)	181,318	1,680,818
ANI Pharmaceuticals, Inc. *	44,715	2,622,088
Anika Therapeutics, Inc. *	31,356	534,933
Annexon, Inc. *	234,749	901,436
Apogee Therapeutics, Inc. *	91,567	3,787,211
Applied Therapeutics, Inc. *	230,581	135,236
Aquestive Therapeutics, Inc. *	182,802	552,062
Arbutus Biopharma Corp. *	349,445	1,163,652
Arcellx, Inc. *	104,079	7,090,902
Arcturus Therapeutics Holdings, Inc. *	55,332	938,984
Arcus Biosciences, Inc. *	130,622	1,685,024
Arcutis Biotherapeutics, Inc. *	259,916	3,441,288
Ardelyx, Inc. *	567,746	3,043,119
ArriVent Biopharma, Inc. *	68,492	1,954,762
Arrowhead Pharmaceuticals, Inc. *	288,787	5,741,086
ARS Pharmaceuticals, Inc. *	119,335	1,553,742
Artiva Biotherapeutics, Inc. *(a)	36,526	185,552
Arvinas, Inc. *	155,845	2,744,430
Astria Therapeutics, Inc. *	112,638	885,335
Atea Pharmaceuticals, Inc. *	192,946	590,415
Atossa Therapeutics, Inc. *	301,648	253,957
Aura Biosciences, Inc. *	113,104	887,866
Aurinia Pharmaceuticals, Inc. *	325,603	2,588,544
Avadel Pharmaceuticals PLC *	222,798	1,760,104
Avid Bioservices, Inc. *	150,825	1,882,296
Avidity Biosciences, Inc. *	267,941	8,823,297
Avita Medical, Inc. *	60,851	553,744
Axsome Therapeutics, Inc. *	88,928	9,467,275
Beam Therapeutics, Inc. *	184,494	4,782,084
Bicara Therapeutics, Inc. *(a)	46,393	585,480

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BioAge Labs, Inc. *(a)	29,376	134,836
BioCryst Pharmaceuticals, Inc. *	498,139	3,935,298
Biohaven Ltd. *	207,469	7,935,689
BioLife Solutions, Inc. *	86,643	2,365,787
Biomea Fusion, Inc. *(a)	65,244	272,720
Biote Corp., Class A *	68,623	349,291
Black Diamond Therapeutics, Inc. *	94,740	248,219
Bluebird Bio, Inc. *(a)	23,235	180,071
Blueprint Medicines Corp. *	153,709	17,296,874
Boundless Bio, Inc. *	40,458	92,649
Bridgebio Pharma, Inc. *	340,369	11,644,023
C4 Therapeutics, Inc. *	143,626	498,382
Cabaletta Bio, Inc. *	109,260	261,131
CAMP4 Therapeutics Corp. *(a)	16,685	80,255
Candel Therapeutics, Inc. *(a)	52,183	368,934
Capricor Therapeutics, Inc. *(a)	88,135	1,325,550
Cardiff Oncology, Inc. *(a)	101,664	409,706
CareDx, Inc. *	122,535	2,855,065
Cargo Therapeutics, Inc. *	84,023	302,483
Caribou Biosciences, Inc. *	201,072	287,533
Cartesian Therapeutics, Inc. *(a)	24,810	479,081
Cassava Sciences, Inc. *(a)	97,334	231,655
Catalyst Pharmaceuticals, Inc. *	270,354	6,099,186
Celcuity, Inc. *	78,678	940,202
Celldex Therapeutics, Inc. *	156,171	3,824,628
Century Therapeutics, Inc. *	108,037	88,666
CervoMed, Inc. *(a)	12,722	28,752
CG oncology, Inc. *	114,646	3,447,405
ChromaDex Corp. *	119,954	675,341
Cibus, Inc. *	41,559	103,482
Climb Bio, Inc. *	70,093	133,177
Codexis, Inc. *	193,745	811,792
Cogent Biosciences, Inc. *	220,359	2,051,542
Coherus Biosciences, Inc. *(a)	260,450	307,331
Collegium Pharmaceutical, Inc. *	77,135	2,477,576
Compass Therapeutics, Inc. *	243,424	783,825
Conduit Pharmaceuticals, Inc. *	531	1,317
Contineum Therapeutics, Inc., Class A *	25,234	247,041
Corbus Pharmaceuticals Holdings, Inc. *	28,093	275,030
Corcept Therapeutics, Inc. *	195,700	13,096,244
CorMedix, Inc. *	145,814	1,497,510
Crinetics Pharmaceuticals, Inc. *	212,127	8,548,718
CryoPort, Inc. *	104,951	791,331
Cullinan Therapeutics, Inc. *	123,791	1,307,233
Cytek Biosciences, Inc. *	292,754	1,507,683
Cytokinetics, Inc. *	276,291	13,665,353
Day One Biopharmaceuticals, Inc. *	124,843	1,544,308
Denali Therapeutics, Inc. *	300,489	7,001,394
Design Therapeutics, Inc. *	80,332	389,610
Dianthus Therapeutics, Inc. *	57,686	1,277,745
Disc Medicine, Inc. *	47,836	2,669,249
Dynavax Technologies Corp. *	317,614	4,144,863
Dyne Therapeutics, Inc. *	199,579	2,838,013
Edgewise Therapeutics, Inc. *	175,187	4,908,740
Editas Medicine, Inc. *	198,750	260,363
Elevation Oncology, Inc. *	124,181	86,082
Enanta Pharmaceuticals, Inc. *	48,739	249,056
Enliven Therapeutics, Inc. *	84,474	1,846,602
Entrada Therapeutics, Inc. *	59,851	804,397
Erasca, Inc. *	447,980	846,682
Esperion Therapeutics, Inc. *	458,446	820,618
Evolus, Inc. *	133,273	1,861,824
EyePoint Pharmaceuticals, Inc. *	157,295	1,203,307
Fate Therapeutics, Inc. *	243,831	316,980
Fennec Pharmaceuticals, Inc. *(a)	61,146	397,449
Fibrobiologics, Inc. *(a)	69,732	112,269
Foghorn Therapeutics, Inc. *	59,521	249,393
Fulcrum Therapeutics, Inc. *	150,172	594,681
Galectin Therapeutics, Inc. *(a)	47,660	59,575
SECURITY	NUMBER OF SHARES	VALUE ($)
Generation Bio Co. *	120,426	93,463
Geron Corp. *	1,431,294	4,107,814
Greenwich Lifesciences, Inc. *(a)	13,784	178,365
Gyre Therapeutics, Inc. *(a)	16,429	189,098
Halozyme Therapeutics, Inc. *	301,568	17,080,812
Harmony Biosciences Holdings, Inc. *	92,529	3,587,349
Harrow, Inc. *	73,735	2,265,139
Harvard Bioscience, Inc. *	98,883	169,090
Heron Therapeutics, Inc. *	277,413	471,602
HilleVax, Inc. *	75,596	148,924
Humacyte, Inc. *(a)	212,546	973,461
Ideaya Biosciences, Inc. *	204,424	4,977,724
IGM Biosciences, Inc. *	36,233	54,712
ImmunityBio, Inc. *(a)	349,183	1,204,681
Immunome, Inc. *	123,935	1,367,003
Immunovant, Inc. *	139,944	3,042,383
Inhibrx Biosciences, Inc. *	27,657	375,582
Inmune Bio, Inc. *(a)	34,666	352,207
Innoviva, Inc. *	133,095	2,480,891
Inovio Pharmaceuticals, Inc. *	59,991	125,381
Inozyme Pharma, Inc. *	122,279	176,082
Insmed, Inc. *	416,789	31,917,702
Intellia Therapeutics, Inc. *	244,274	2,520,908
Invivyd, Inc. *	186,680	66,775
Iovance Biotherapeutics, Inc. *	664,663	3,888,279
Ironwood Pharmaceuticals, Inc., Class A *	340,139	795,925
iTeos Therapeutics, Inc. *	63,259	476,973
Janux Therapeutics, Inc. *	67,768	2,946,553
Jasper Therapeutics, Inc. *	26,648	161,487
KalVista Pharmaceuticals, Inc. *	82,185	732,268
Keros Therapeutics, Inc. *	73,763	840,898
Kiniksa Pharmaceuticals International PLC *	92,545	1,813,882
Kodiak Sciences, Inc. *	77,386	495,270
Korro Bio, Inc. *(a)	15,141	516,611
Krystal Biotech, Inc. *	60,068	9,595,262
Kura Oncology, Inc. *	174,853	1,383,087
Kymera Therapeutics, Inc. *	113,704	4,501,541
Kyverna Therapeutics, Inc. *	62,142	201,340
Larimar Therapeutics, Inc. *	100,457	385,755
LENZ Therapeutics, Inc.	30,391	775,882
Lexeo Therapeutics, Inc. *	56,174	305,025
Lexicon Pharmaceuticals, Inc. *	271,000	204,930
Lifecore Biomedical, Inc. *	56,000	332,640
Ligand Pharmaceuticals, Inc. *	41,919	4,885,659
Lineage Cell Therapeutics, Inc. *	348,040	209,068
Liquidia Corp. *	152,402	2,168,680
Lyell Immunopharma, Inc. *	380,074	224,358
Lyra Therapeutics, Inc. *	111,609	20,402
MacroGenics, Inc. *	145,932	437,796
Madrigal Pharmaceuticals, Inc. *	43,458	14,549,738
MannKind Corp. *	652,696	3,779,110
Maravai LifeSciences Holdings, Inc., Class A *	265,308	1,307,968
MaxCyte, Inc. *	255,750	1,153,433
MBX Biosciences, Inc. *(a)	26,997	270,240
MediWound Ltd. *(a)	19,125	374,468
MeiraGTx Holdings PLC *	112,021	704,612
Mersana Therapeutics, Inc. *	268,052	163,217
Mesa Laboratories, Inc.	12,446	1,713,690
Metagenomi, Inc. *	65,753	176,876
MiMedx Group, Inc. *	284,965	2,479,195
Mind Medicine MindMed, Inc. *	193,805	1,315,936
Mineralys Therapeutics, Inc. *	70,024	721,247
Mirum Pharmaceuticals, Inc. *	96,297	4,706,997
Monte Rosa Therapeutics, Inc. *	98,381	655,217
Myriad Genetics, Inc. *	216,507	2,743,144
Nautilus Biotechnology, Inc. *	115,231	197,045

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nektar Therapeutics, Class A *	445,771	368,786
Neumora Therapeutics, Inc. *	201,871	389,611
Neurogene, Inc. *	25,078	397,486
Nkarta, Inc. *	125,013	292,530
Novavax, Inc. *	374,558	3,254,909
Nurix Therapeutics, Inc. *	170,508	3,360,713
Nuvalent, Inc., Class A *	84,953	7,289,817
Nuvation Bio, Inc. *	433,521	1,001,434
Ocugen, Inc. *	689,990	501,899
Ocular Therapeutix, Inc. *	375,341	2,890,126
Olema Pharmaceuticals, Inc. *	96,968	592,474
Omeros Corp., Class B *	134,854	1,162,441
OmniAb, Inc. *	224,903	724,188
Organogenesis Holdings, Inc., Class A *	171,693	631,830
ORIC Pharmaceuticals, Inc. *	148,791	1,550,402
Outlook Therapeutics, Inc. *(a)	36,029	74,220
Ovid therapeutics, Inc. *	135,487	89,882
Pacific Biosciences of California, Inc. *(a)	665,014	1,024,122
Pacira BioSciences, Inc. *	111,513	2,936,137
PepGen, Inc. *	40,037	51,648
Perspective Therapeutics, Inc. *	129,433	459,487
Phathom Pharmaceuticals, Inc. *(a)	94,493	566,013
Phibro Animal Health Corp., Class A	50,021	1,090,958
Pliant Therapeutics, Inc. *	138,926	1,493,454
Praxis Precision Medicines, Inc. *	41,783	3,198,489
Precigen, Inc. *	355,596	480,055
Prelude Therapeutics, Inc. *	33,475	36,823
Prestige Consumer Healthcare, Inc. *	119,910	9,205,491
Prime Medicine, Inc. *(a)	134,070	375,396
ProKidney Corp. *(a)	268,198	442,527
Protagonist Therapeutics, Inc. *	141,689	5,355,844
Prothena Corp. PLC *	102,609	1,460,126
PTC Therapeutics, Inc. *	183,862	8,435,589
Puma Biotechnology, Inc. *	98,213	283,836
Pyxis Oncology, Inc. *	115,237	180,922
Q32 Bio, Inc. *(a)	14,190	42,996
Quanterix Corp. *	87,438	803,555
Quantum-Si, Inc. *(a)	242,091	479,340
Rapport Therapeutics, Inc. *(a)	21,970	360,528
RAPT Therapeutics, Inc. *	70,946	80,878
Recursion Pharmaceuticals, Inc., Class A *(a)	602,504	4,362,129
REGENXBIO, Inc. *	112,120	904,808
Regulus Therapeutics, Inc. *(a)	148,766	148,766
Relay Therapeutics, Inc. *	292,968	1,309,567
Renovaro, Inc. *	277,727	208,295
Replimune Group, Inc. *	148,132	2,070,885
Revance Therapeutics, Inc. *	253,599	920,564
Revolution Medicines, Inc. *	404,607	17,377,871
Rhythm Pharmaceuticals, Inc. *	132,253	7,859,796
Rigel Pharmaceuticals, Inc. *	42,169	912,959
Rocket Pharmaceuticals, Inc. *	158,379	1,700,990
Sage Therapeutics, Inc. *	136,295	988,139
Sana Biotechnology, Inc. *(a)	318,046	1,024,108
Savara, Inc. *	275,608	744,142
Scholar Rock Holding Corp. *	187,106	7,555,340
Scilex Holding Co. *(c)	147,603	45,598
scPharmaceuticals, Inc. *	95,047	315,556
Septerna, Inc. *	44,612	754,389
Sera Prognostics, Inc., Class A *	69,228	447,905
Shattuck Labs, Inc. *	93,258	108,179
SIGA Technologies, Inc.	110,484	660,694
Skye Bioscience, Inc. *(a)	51,299	164,670
Soleno Therapeutics, Inc. *	61,535	3,090,903
Solid Biosciences, Inc. *	53,111	168,893
SpringWorks Therapeutics, Inc. *	166,221	6,233,287
Spyre Therapeutics, Inc. *	84,386	1,940,034
Standard BioTools, Inc. *	706,390	1,094,905
Stoke Therapeutics, Inc. *	86,380	991,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Summit Therapeutics, Inc. *	222,999	4,794,478
Supernus Pharmaceuticals, Inc. *	121,095	4,646,415
Sutro Biopharma, Inc. *	199,901	383,810
Syndax Pharmaceuticals, Inc. *	199,569	2,827,893
Tango Therapeutics, Inc. *	114,407	340,933
Tarsus Pharmaceuticals, Inc. *	88,854	4,776,791
Taysha Gene Therapies, Inc. *	422,795	634,193
Telomir Pharmaceuticals, Inc. *(a)	46,406	225,533
Tenaya Therapeutics, Inc. *(a)	130,192	138,004
Terns Pharmaceuticals, Inc. *	169,145	754,387
Tevogen Bio Holdings, Inc. *(a)	49,581	73,876
TG Therapeutics, Inc. *	337,783	10,707,721
Theravance Biopharma, Inc. *	89,925	843,497
Third Harmonic Bio, Inc. *	46,913	246,762
Tourmaline Bio, Inc. *	55,190	886,351
Travere Therapeutics, Inc. *	183,408	3,752,528
Trevi Therapeutics, Inc. *	145,506	573,294
TScan Therapeutics, Inc. *	90,837	233,451
Twist Bioscience Corp. *	140,902	7,379,038
Tyra Biosciences, Inc. *	49,604	717,274
Upstream Bio, Inc. *(a)	41,889	451,145
UroGen Pharma Ltd. *	93,517	1,029,622
Vanda Pharmaceuticals, Inc. *	135,850	599,099
Vaxcyte, Inc. *	300,177	26,511,633
Ventyx Biosciences, Inc. *	143,315	288,063
Vera Therapeutics, Inc., Class A *	107,398	4,003,797
Veracyte, Inc. *	185,597	8,440,952
Verastem, Inc. *	92,442	562,047
Vericel Corp. *	118,633	6,944,776
Verrica Pharmaceuticals, Inc. *	43,653	28,270
Verve Therapeutics, Inc. *	172,907	1,315,822
Vir Biotechnology, Inc. *	215,096	2,236,998
Viridian Therapeutics, Inc. *	177,435	3,438,690
Voyager Therapeutics, Inc. *	112,343	612,269
WaVe Life Sciences Ltd. *	221,641	2,564,386
Werewolf Therapeutics, Inc. *	71,860	96,292
X4 Pharmaceuticals, Inc. *	395,822	277,115
XBiotech, Inc. *	47,960	165,942
Xencor, Inc. *	163,295	2,985,033
Xeris Biopharma Holdings, Inc. *	342,032	1,217,634
XOMA Royalty Corp. *	20,270	539,385
Y-mAbs Therapeutics, Inc. *	90,297	539,073
Zenas Biopharma, Inc. *(a)	37,010	296,820
Zentalis Pharmaceuticals, Inc. *	141,953	246,998
Zevra Therapeutics, Inc. *	127,165	996,974
Zura Bio Ltd., Class A *(a)	120,080	225,750
Zymeworks, Inc. *	131,276	1,916,630
		682,350,526

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	46,131
Anywhere Real Estate, Inc. *	240,619	868,635
Compass, Inc., Class A *	882,364	6,397,139
Cushman & Wakefield PLC *	553,097	7,627,208
eXp World Holdings, Inc.	199,151	2,266,338
Forestar Group, Inc. *	46,031	1,098,300
FRP Holdings, Inc. *	32,712	999,024
Kennedy-Wilson Holdings, Inc.	274,913	2,487,963
Marcus & Millichap, Inc.	57,111	2,179,356
Maui Land & Pineapple Co., Inc. *	18,704	376,512
Newmark Group, Inc., Class A	319,326	4,512,076
Offerpad Solutions, Inc. *	25,044	58,603
Opendoor Technologies, Inc. *	1,515,040	2,090,755
RE/MAX Holdings, Inc., Class A *	43,474	433,870
Real Brokerage, Inc. *	241,734	1,237,678
Redfin Corp. *	287,596	2,300,768
RMR Group, Inc., Class A	37,903	707,649
St. Joe Co.	86,813	4,175,705

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Star Holdings *	31,054	276,070
Stratus Properties, Inc. *	12,884	248,532
Tejon Ranch Co. *	50,694	822,257
Transcontinental Realty Investors, Inc. *	2,933	75,789
		41,286,358

Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Inc., Class A *	123,358	2,535,007
Aehr Test Systems *(a)	68,657	777,884
Alpha & Omega Semiconductor Ltd. *	57,344	2,203,156
Ambarella, Inc. *	91,551	7,023,793
Axcelis Technologies, Inc. *	78,537	5,340,516
CEVA, Inc. *	56,733	1,827,370
Cohu, Inc. *	111,925	2,564,202
Credo Technology Group Holding Ltd. *	338,665	23,713,323
Diodes, Inc. *	110,193	6,499,183
Everspin Technologies, Inc. *	50,585	309,580
FormFactor, Inc. *	186,830	7,482,541
GCT Semiconductor Holding, Inc. *	18,157	39,219
Ichor Holdings Ltd. *	79,806	2,191,473
Impinj, Inc. *	55,370	7,025,899
indie Semiconductor, Inc., Class A *	399,362	1,637,384
Kulicke & Soffa Industries, Inc.	128,306	5,690,371
MaxLinear, Inc. *	192,451	3,437,175
Navitas Semiconductor Corp., Class A *(a)	304,919	923,905
NVE Corp.	11,686	837,419
PDF Solutions, Inc. *	75,526	2,104,154
Penguin Solutions, Inc. *	126,437	2,564,142
Photronics, Inc. *	149,093	3,427,648
Power Integrations, Inc.	136,633	8,514,969
QuickLogic Corp. *	32,609	267,720
Rambus, Inc. *	258,308	15,916,939
Rigetti Computing, Inc. *(a)	381,046	5,018,376
Semtech Corp. *	175,726	11,766,613
Silicon Laboratories, Inc. *	77,588	10,520,157
SiTime Corp. *	44,990	9,186,958
SkyWater Technology, Inc. *	66,352	685,416
Synaptics, Inc. *	95,622	8,118,308
Ultra Clean Holdings, Inc. *	107,295	3,955,967
Veeco Instruments, Inc. *	134,529	3,414,346
		167,521,113

Software & Services 7.0%
8x8, Inc. *	306,189	857,329
A10 Networks, Inc.	172,119	3,375,254
ACI Worldwide, Inc. *	254,961	13,653,162
Adeia, Inc.	262,743	3,376,248
Agilysys, Inc. *	54,420	4,909,772
Airship AI Holdings, Inc., Class A *(a)	20,619	92,167
Alarm.com Holdings, Inc. *	114,358	6,938,100
Alkami Technology, Inc. *	128,473	4,469,576
Altair Engineering, Inc., Class A *	131,320	14,491,162
Amplitude, Inc., Class A *	187,749	2,286,783
Appian Corp., Class A *	97,103	3,407,344
Applied Digital Corp. *(a)	465,045	3,311,120
Arteris, Inc. *	68,770	730,337
Asana, Inc., Class A *	196,768	4,199,029
ASGN, Inc. *	104,217	9,192,982
AudioEye, Inc. *	18,053	341,924
Aurora Innovation, Inc. *	2,320,862	15,781,862
AvePoint, Inc. *	311,556	5,851,022
Backblaze, Inc., Class A *	99,671	603,010
BigBear.ai Holdings, Inc. *(a)	248,931	1,055,467
BigCommerce Holdings, Inc. *	173,455	1,056,341
Bit Digital, Inc. *	292,578	921,621
Blackbaud, Inc. *	97,914	7,554,065
SECURITY	NUMBER OF SHARES	VALUE ($)
BlackLine, Inc. *	139,311	8,895,007
Blend Labs, Inc., Class A *	570,486	2,196,371
Box, Inc., Class A *	340,651	11,374,337
Braze, Inc., Class A *	159,042	7,312,751
C3.ai, Inc., Class A *	267,873	8,397,819
Cerence, Inc. *	98,342	1,225,341
Cipher Mining, Inc. *	486,807	2,789,404
Cleanspark, Inc. *(a)	601,732	6,282,082
Clear Secure, Inc., Class A	211,778	5,012,785
Clearwater Analytics Holdings, Inc., Class A *	432,338	12,174,638
Commvault Systems, Inc. *	105,516	16,804,478
Consensus Cloud Solutions, Inc. *	44,119	1,249,450
Core Scientific, Inc. *	430,963	5,287,916
Couchbase, Inc. *	95,762	1,698,818
CS Disco, Inc. *	69,330	349,423
Daily Journal Corp. *	3,360	1,377,936
Digimarc Corp. *	36,819	1,350,153
Digital Turbine, Inc. *	231,353	606,145
DigitalOcean Holdings, Inc. *	158,250	6,564,210
Domo, Inc., Class B *	80,659	683,182
D-Wave Quantum, Inc. *(a)	237,811	1,412,597
E2open Parent Holdings, Inc. *	490,041	1,288,808
eGain Corp. *	42,057	256,548
Enfusion, Inc., Class A *	120,981	1,350,148
EverCommerce, Inc. *	50,435	511,411
Fastly, Inc., Class A *	315,144	3,299,558
Freshworks, Inc., Class A *	499,389	9,288,635
Grid Dynamics Holdings, Inc. *	137,594	3,108,248
Hackett Group, Inc.	60,655	1,873,026
Hut 8 Corp. *	195,348	4,237,098
Information Services Group, Inc.	86,014	263,203
Intapp, Inc. *	128,703	9,175,237
InterDigital, Inc.	61,154	11,189,959
Jamf Holding Corp. *	198,436	2,998,368
Kaltura, Inc. *	239,894	604,533
Life360, Inc. *	24,676	1,128,187
LiveRamp Holdings, Inc. *	159,125	5,410,250
Logility Supply Chain Solutions, Inc., Class A	77,137	1,089,174
MARA Holdings, Inc. *	688,351	12,624,357
Matterport, Inc. *	640,471	3,336,854
Meridianlink, Inc. *	78,344	1,508,122
Mitek Systems, Inc. *	112,140	1,143,828
N-able, Inc. *	174,351	1,689,461
NCR Voyix Corp. *	351,215	4,316,432
NextNav, Inc. *	188,114	2,338,257
Olo, Inc., Class A *	255,009	1,881,966
ON24, Inc. *	65,232	449,449
OneSpan, Inc.	91,830	1,766,809
Ooma, Inc. *	61,134	878,496
Pagaya Technologies Ltd., Class A *	86,499	802,711
PagerDuty, Inc. *	217,183	4,022,229
Porch Group, Inc. *	188,652	839,501
Progress Software Corp.	102,640	5,884,351
PROS Holdings, Inc. *	110,421	2,608,144
Q2 Holdings, Inc. *	142,250	13,537,933
Qualys, Inc. *	89,754	12,512,605
Rackspace Technology, Inc. *	158,167	415,979
Rapid7, Inc. *	149,700	5,766,444
Red Violet, Inc.	26,777	974,683
Rekor Systems, Inc. *(a)	186,060	377,702
ReposiTrak, Inc.	27,744	586,231
Rimini Street, Inc. *	137,460	395,885
Riot Platforms, Inc. *	688,692	8,181,661
Roadzen, Inc. *	90,672	130,568
Sapiens International Corp. NV	74,086	2,026,993
SEMrush Holdings, Inc., Class A *	88,406	1,541,801
Silvaco Group, Inc. *	14,336	124,006

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SolarWinds Corp.	131,239	1,952,836
SoundHound AI, Inc., Class A *(a)	745,700	10,551,655
SoundThinking, Inc. *	24,890	332,282
Sprinklr, Inc., Class A *	280,531	2,499,531
Sprout Social, Inc., Class A *	121,404	3,966,269
SPS Commerce, Inc. *	91,121	16,828,226
Telos Corp. *	132,103	410,840
Tenable Holdings, Inc. *	285,165	12,287,760
Terawulf, Inc. *	649,196	3,096,665
Tucows, Inc., Class A *	20,857	318,069
Unisys Corp. *	161,502	1,075,603
Varonis Systems, Inc., Class B *	266,576	12,091,887
Verint Systems, Inc. *	148,001	3,756,265
Vertex, Inc., Class A *	131,093	7,570,621
Viant Technology, Inc., Class A *	36,775	813,831
Weave Communications, Inc. *	95,319	1,555,606
WM Technology, Inc. *	218,931	302,125
Workiva, Inc., Class A *	122,094	11,992,073
Xperi, Inc. *	110,273	994,662
Yext, Inc. *	258,799	1,702,897
Zeta Global Holdings Corp., Class A *	431,529	7,918,557
Zuora, Inc., Class A *	337,719	3,370,436
		466,625,065

Technology Hardware & Equipment 4.0%
908 Devices, Inc. *	55,924	139,810
ADTRAN Holdings, Inc. *	191,019	1,980,867
Advanced Energy Industries, Inc.	90,558	10,421,415
Aeva Technologies, Inc. *	53,416	226,484
Applied Optoelectronics, Inc. *	98,845	2,759,752
Arlo Technologies, Inc. *	235,037	2,752,283
Aviat Networks, Inc. *	27,306	520,179
Badger Meter, Inc.	71,055	15,199,375
Bel Fuse, Inc., Class B	29,528	2,394,721
Belden, Inc.	98,040	11,418,719
Benchmark Electronics, Inc.	85,991	3,668,376
Calix, Inc. *	143,976	5,712,968
Clearfield, Inc. *	28,917	1,055,181
Climb Global Solutions, Inc.	10,234	1,296,955
CommScope Holding Co., Inc. *	518,300	2,617,415
CompoSecure, Inc., Class A	58,938	939,472
Corsair Gaming, Inc. *	107,541	985,076
CPI Card Group, Inc. *	11,771	338,652
CTS Corp.	72,700	3,714,243
Daktronics, Inc. *	96,249	1,579,446
Diebold Nixdorf, Inc. *	61,335	2,655,192
Digi International, Inc. *	86,221	2,694,406
Eastman Kodak Co. *	148,488	1,097,326
ePlus, Inc. *	63,519	5,075,168
Evolv Technologies Holdings, Inc. *	320,409	1,284,840
Extreme Networks, Inc. *	311,881	4,930,839
Fabrinet *	88,167	19,062,587
FARO Technologies, Inc. *	47,047	1,492,331
Harmonic, Inc. *	267,608	3,018,618
Immersion Corp.	73,809	617,781
Infinera Corp. *	491,181	3,251,618
Insight Enterprises, Inc. *	65,903	11,384,743
IonQ, Inc. *	486,043	19,193,838
Itron, Inc. *	109,219	11,725,752
Kimball Electronics, Inc. *	59,391	1,079,728
Knowles Corp. *	210,384	3,982,569
Lightwave Logic, Inc. *(a)	291,673	525,011
Methode Electronics, Inc.	84,474	956,246
MicroVision, Inc. *(a)	515,832	820,173
Mirion Technologies, Inc., Class A *	498,438	7,895,258
Napco Security Technologies, Inc.	85,556	3,139,905
NETGEAR, Inc. *	66,913	1,850,144
NetScout Systems, Inc. *	166,635	3,972,578
SECURITY	NUMBER OF SHARES	VALUE ($)
nLight, Inc. *	111,350	1,243,780
Novanta, Inc. *	86,736	12,980,910
OSI Systems, Inc. *	38,315	7,526,599
Ouster, Inc. *	111,604	1,111,576
PAR Technology Corp. *	81,302	5,901,712
PC Connection, Inc.	27,759	2,060,273
Plexus Corp. *	64,870	9,192,728
Powerfleet, Inc. NJ *	226,607	1,339,247
Ribbon Communications, Inc. *	218,450	895,645
Richardson Electronics Ltd.	29,832	393,782
Rogers Corp. *	45,351	4,219,911
Sanmina Corp. *	129,956	10,881,216
ScanSource, Inc. *	57,990	2,426,882
SmartRent, Inc. *	467,635	687,423
TTM Technologies, Inc. *	243,963	5,999,050
Turtle Beach Corp. *	40,713	722,656
Viasat, Inc. *	300,270	2,888,597
Viavi Solutions, Inc. *	532,650	6,413,106
Vishay Intertechnology, Inc.	305,506	5,172,217
Vishay Precision Group, Inc. *	29,522	687,863
Xerox Holdings Corp.	280,564	2,396,017
		266,569,230

Telecommunication Services 0.7%
Anterix, Inc. *	24,365	696,108
AST SpaceMobile, Inc., Class A *	323,482	6,547,276
ATN International, Inc.	24,300	377,865
Bandwidth, Inc., Class A *	59,986	1,065,951
Cogent Communications Holdings, Inc.	106,331	8,010,978
Globalstar, Inc. *	1,756,029	2,686,724
Gogo, Inc. *	156,271	1,318,927
IDT Corp., Class B	37,645	1,776,091
Liberty Latin America Ltd., Class C *	391,096	2,397,419
Lumen Technologies, Inc. *	2,446,898	12,087,676
Shenandoah Telecommunications Co.	118,399	1,278,709
Spok Holdings, Inc.	43,202	694,688
Telephone & Data Systems, Inc.	238,078	8,416,057
		47,354,469

Transportation 1.4%
Air Transport Services Group, Inc. *	124,625	2,769,167
Allegiant Travel Co.	37,548	3,846,042
ArcBest Corp.	56,804	5,431,030
Blade Air Mobility, Inc. *	143,435	552,225
Costamare, Inc.	103,463	1,206,379
Covenant Logistics Group, Inc., Class A	39,504	1,094,656
Forward Air Corp. *	60,689	1,957,220
Frontier Group Holdings, Inc. *	103,954	876,332
FTAI Infrastructure, Inc.	244,089	1,713,505
Genco Shipping & Trading Ltd.	100,994	1,460,373
Golden Ocean Group Ltd.	292,614	2,706,679
Heartland Express, Inc.	112,053	1,281,886
Hertz Global Holdings, Inc. *	293,272	1,211,213
Himalaya Shipping Ltd. *	72,404	349,711
Hub Group, Inc., Class A	144,622	6,451,587
JetBlue Airways Corp. *	754,265	4,963,064
Joby Aviation, Inc. *(a)	1,043,080	8,615,841
Marten Transport Ltd.	140,914	2,170,076
Matson, Inc.	79,202	11,234,804
PAMT Corp. *	13,683	219,065
Pangaea Logistics Solutions Ltd.	73,750	387,187
Proficient Auto Logistics, Inc. *	39,934	392,951
Radiant Logistics, Inc. *	85,045	597,016
RXO, Inc. *	386,209	9,906,261
Safe Bulkers, Inc.	142,918	507,359
Sky Harbour Group Corp. *(a)	29,070	311,921
SkyWest, Inc. *	95,901	11,596,349

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Country Airlines Holdings, Inc. *	95,675	1,622,648
Universal Logistics Holdings, Inc.	16,781	742,056
Werner Enterprises, Inc.	148,839	5,373,088
Wheels Up Experience, Inc. *(a)	211,028	329,204
		91,876,895

Utilities 2.6%
ALLETE, Inc.	140,162	9,197,430
Altus Power, Inc., Class A *	187,113	754,065
American States Water Co.	90,009	6,705,671
Avista Corp.	188,867	6,916,310
Black Hills Corp.	169,494	9,954,383
Brookfield Infrastructure Corp., Class A	290,273	12,110,190
Cadiz, Inc. *	101,979	503,776
California Water Service Group	144,093	6,525,972
Chesapeake Utilities Corp.	53,448	6,534,018
Consolidated Water Co. Ltd.	36,120	945,622
Genie Energy Ltd., Class B	30,179	432,465
Global Water Resources, Inc.	27,757	319,206
Hawaiian Electric Industries, Inc. *	400,477	3,660,360
MGE Energy, Inc.	88,002	7,906,980
Middlesex Water Co.	42,738	2,164,252
Montauk Renewables, Inc. *	159,117	665,109
New Jersey Resources Corp.	237,587	11,392,297
Northwest Natural Holding Co.	93,310	3,724,935
Northwestern Energy Group, Inc.	149,256	8,046,391
ONE Gas, Inc.	136,325	9,629,998
Ormat Technologies, Inc.	139,288	8,935,325
Otter Tail Corp.	99,900	7,696,296
Portland General Electric Co.	251,575	10,349,795
Pure Cycle Corp. *	50,167	589,462
RGC Resources, Inc.	19,745	419,976
SJW Group	81,075	4,072,397
Southwest Gas Holdings, Inc.	147,351	11,004,173
Spire, Inc.	137,470	9,754,871
Sunnova Energy International, Inc. *(a)	262,216	673,895
TXNM Energy, Inc.	217,758	10,528,599
Unitil Corp.	38,783	2,077,605
York Water Co.	34,370	1,063,064
		175,254,888
Total Common Stocks (Cost $4,533,367,208)		6,633,546,979

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	620,067
SECURITY	NUMBER OF SHARES	VALUE ($)
GTx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,024
Tobira Therapeutics, Inc. CVR *(c)	14,029	44,051
		740,747
Total Rights (Cost $44,006)		740,747

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	87,879,837	87,879,837
Total Short-Term Investments (Cost $87,879,837)		87,879,837
Total Investments in Securities (Cost $4,621,291,051)		6,722,167,563

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	163	18,707,510	178,982

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $83,155,465.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended January 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value at January 31, 2025, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Services 0.1%
Cracker Barrel Old Country Store, Inc.	$—	$35,460	$—	$—	$931,407	$3,489,361	53,699	$13,425

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$5,519,050,340	$—	$—	$5,519,050,340
Health Care Equipment & Services	432,146,113	—	0 *	432,146,113
Pharmaceuticals, Biotechnology & Life Sciences	682,304,928	—	45,598	682,350,526
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	740,747	740,747
Short-Term Investments [1]	87,879,837	—	—	87,879,837
Futures Contracts [2]	178,982	—	—	178,982
Total	$6,721,560,200	$—	$786,345	$6,722,346,545

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.2%
Adient PLC *	40,665	708,791
American Axle & Manufacturing Holdings, Inc. *	60,450	316,153
Aptiv PLC *	112,286	7,008,892
Autoliv, Inc.	33,857	3,272,618
BorgWarner, Inc.	105,903	3,378,306
Cooper-Standard Holdings, Inc. *	8,444	130,206
Dana, Inc.	66,003	1,052,088
Dorman Products, Inc. *	13,391	1,757,970
Ford Motor Co.	1,852,077	18,668,936
Fox Factory Holding Corp. *	18,890	516,075
Garrett Motion, Inc.	66,397	636,083
General Motors Co.	520,806	25,759,065
Gentex Corp.	108,849	2,821,366
Gentherm, Inc. *	14,378	548,521
Goodyear Tire & Rubber Co. *	143,485	1,272,712
Harley-Davidson, Inc.	56,679	1,533,734
LCI Industries	11,790	1,235,474
Lear Corp.	26,114	2,457,066
Lucid Group, Inc. *	549,706	1,517,189
Luminar Technologies, Inc. *(a)	20,634	118,645
Mobileye Global, Inc., Class A *	51,082	844,130
Modine Manufacturing Co. *	25,419	2,578,758
Patrick Industries, Inc.	15,169	1,473,517
Phinia, Inc.	20,144	1,025,128
QuantumScape Corp., Class A *	197,718	1,022,202
Rivian Automotive, Inc., Class A *	350,193	4,398,424
Solid Power, Inc. *(a)	56,200	78,118
Standard Motor Products, Inc.	9,698	300,832
Stoneridge, Inc. *	11,655	60,256
Strattec Security Corp. *	1,500	56,190
Superior Industries International, Inc. *	10,350	21,632
Tesla, Inc. *	1,328,767	537,619,128
Thor Industries, Inc.	25,361	2,608,125
Visteon Corp. *	14,293	1,201,470
Winnebago Industries, Inc.	13,059	624,220
XPEL, Inc. *	9,832	412,256
		629,034,276

Banks 3.9%
1895 Bancorp of Wisconsin, Inc. *	1,526	14,619
1st Source Corp.	8,134	510,164
ACNB Corp.	5,076	208,624
Affinity Bancshares, Inc. *	1,146	20,915
Amalgamated Financial Corp.	11,518	402,439
Amerant Bancorp, Inc.	19,131	443,839
Ameris Bancorp	30,743	2,018,278
Ames National Corp.	4,056	73,535
Arrow Financial Corp.	6,961	185,232
Associated Banc-Corp.	74,348	1,869,109
Atlantic Union Bankshares Corp.	42,036	1,587,700
Auburn National BanCorp, Inc.	800	17,080
Axos Financial, Inc. *	25,566	1,787,830
Banc of California, Inc.	62,790	1,005,896
BancFirst Corp.	9,480	1,128,878
SECURITY	NUMBER OF SHARES	VALUE ($)
Bancorp, Inc. *	23,768	1,451,274
Bank First Corp.	3,759	380,336
Bank of America Corp.	3,175,867	147,042,642
Bank of Hawaii Corp.	18,380	1,369,494
Bank of Marin Bancorp	6,631	167,565
Bank of the James Financial Group, Inc.	2,744	37,593
Bank OZK	50,011	2,540,059
Bank7 Corp.	2,054	88,240
BankFinancial Corp.	3,213	43,311
BankUnited, Inc.	36,102	1,484,153
Bankwell Financial Group, Inc.	2,376	74,084
Banner Corp.	15,660	1,106,692
Bar Harbor Bankshares	5,903	187,007
BayCom Corp.	4,901	137,179
BCB Bancorp, Inc.	7,033	76,167
Berkshire Hills Bancorp, Inc.	19,410	570,848
Blue Foundry Bancorp *	9,742	94,984
Blue Ridge Bankshares, Inc. *	40,597	136,812
BOK Financial Corp.	10,921	1,205,897
Bridgewater Bancshares, Inc. *	8,542	120,613
Broadway Financial Corp. *	2,507	19,329
Brookline Bancorp, Inc.	38,717	473,509
Burke & Herbert Financial Services Corp.	6,104	392,548
Business First Bancshares, Inc.	15,152	408,952
BV Financial, Inc. *	5,000	76,200
Byline Bancorp, Inc.	14,729	432,149
C&F Financial Corp.	1,200	91,704
Cadence Bank	85,438	3,007,418
California BanCorp *	8,995	149,317
Camden National Corp.	5,912	268,168
Capital Bancorp, Inc.	5,770	178,985
Capital City Bank Group, Inc.	5,558	205,035
Capitol Federal Financial, Inc.	63,473	377,664
Carter Bankshares, Inc. *	9,825	173,116
Catalyst Bancorp, Inc. *	1,959	22,920
Cathay General Bancorp	32,565	1,546,512
CB Financial Services, Inc.	2,090	62,282
Central Pacific Financial Corp.	11,311	338,086
CF Bankshares, Inc.	2,505	61,222
Chemung Financial Corp.	1,306	66,018
ChoiceOne Financial Services, Inc.	3,747	125,562
Citigroup, Inc.	900,004	73,287,326
Citizens & Northern Corp.	5,947	126,850
Citizens Community Bancorp, Inc.	3,309	52,415
Citizens Financial Group, Inc.	209,242	9,953,642
Citizens Financial Services, Inc.	2,013	123,276
City Holding Co.	6,963	822,539
Civista Bancshares, Inc.	5,755	126,955
CNB Financial Corp.	8,219	207,941
Coastal Financial Corp. *	5,270	469,979
Colony Bankcorp, Inc.	7,200	121,320
Columbia Banking System, Inc.	98,774	2,755,795
Columbia Financial, Inc. *	14,396	212,917
Comerica, Inc.	63,346	4,264,453
Commerce Bancshares, Inc.	57,710	3,855,028
Community Financial System, Inc.	25,119	1,646,048
Community Trust Bancorp, Inc.	6,370	340,859
Community West Bancshares	6,826	133,039
ConnectOne Bancorp, Inc.	14,768	374,221

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CrossFirst Bankshares, Inc. *	17,616	286,084
Cullen/Frost Bankers, Inc.	30,449	4,244,591
Customers Bancorp, Inc. *	14,966	852,763
CVB Financial Corp.	61,166	1,274,699
Dime Community Bancshares, Inc.	18,909	590,528
Eagle Bancorp Montana, Inc.	2,563	39,470
Eagle Bancorp, Inc.	13,609	356,692
East West Bancorp, Inc.	66,299	6,826,808
Eastern Bankshares, Inc.	88,248	1,620,233
ECB Bancorp, Inc. *	4,412	59,430
Enterprise Bancorp, Inc.	3,412	144,430
Enterprise Financial Services Corp.	16,939	1,013,630
Equity Bancshares, Inc., Class A	6,351	276,904
Esquire Financial Holdings, Inc.	3,256	290,989
ESSA Bancorp, Inc.	3,176	66,410
Evans Bancorp, Inc.	2,622	113,690
Farmers & Merchants Bancorp, Inc.	6,004	163,129
Farmers National Banc Corp.	14,833	204,102
FB Bancorp, Inc. *	10,000	116,900
FB Financial Corp.	17,225	909,652
Fidelity D&D Bancorp, Inc.	1,779	79,699
Fifth Third Bancorp	317,319	14,060,405
Financial Institutions, Inc.	6,134	161,754
Finward Bancorp	1,806	47,985
Finwise Bancorp *	4,562	84,534
First BanCorp	76,777	1,593,891
First Bancorp, Inc.	3,588	92,714
First Bancorp/Southern Pines NC	20,264	894,250
First Bancshares, Inc.	11,989	459,778
First Bank	9,056	137,742
First Busey Corp.	25,293	614,114
First Business Financial Services, Inc.	2,713	140,154
First Capital, Inc.	1,074	33,938
First Citizens BancShares, Inc., Class A	5,483	12,088,315
First Commonwealth Financial Corp.	47,600	793,968
First Community Bankshares, Inc.	8,451	366,520
First Community Corp.	3,520	91,274
First Financial Bancorp	44,725	1,253,194
First Financial Bankshares, Inc.	62,840	2,341,418
First Financial Corp.	4,167	200,808
First Financial Northwest, Inc.	2,960	62,574
First Foundation, Inc.	42,399	218,355
First Guaranty Bancshares, Inc.	2,887	29,678
First Hawaiian, Inc.	58,509	1,616,019
First Horizon Corp.	253,932	5,558,571
First Internet Bancorp	3,435	111,878
First Interstate BancSystem, Inc., Class A	39,857	1,313,288
First Merchants Corp.	28,372	1,260,852
First Mid Bancshares, Inc.	9,125	346,111
First National Corp.	2,648	67,259
First Northwest Bancorp	3,416	37,405
First of Long Island Corp.	9,603	124,839
First Savings Financial Group, Inc.	2,389	59,152
First Seacoast Bancorp, Inc. *	3,389	34,771
First U.S. Bancshares, Inc.	4,841	59,544
First United Corp.	2,849	92,820
First Western Financial, Inc. *	2,786	58,785
Firstsun Capital Bancorp *	7,328	309,242
Five Star Bancorp	9,216	280,259
Flagstar Financial, Inc.	144,343	1,707,578
Flushing Financial Corp.	12,108	168,907
FNB Corp.	167,523	2,628,436
Franklin Financial Services Corp.	1,992	68,903
FS Bancorp, Inc.	3,171	128,235
Fulton Financial Corp.	85,085	1,730,629
FVCBankcorp, Inc. *	8,954	108,075
German American Bancorp, Inc.	14,939	617,429
SECURITY	NUMBER OF SHARES	VALUE ($)
Glacier Bancorp, Inc.	53,043	2,634,646
Great Southern Bancorp, Inc.	4,013	235,924
Greene County Bancorp, Inc.	3,212	85,118
Guaranty Bancshares, Inc.	3,536	145,365
Hancock Whitney Corp.	39,748	2,374,546
Hanmi Financial Corp.	13,522	324,798
Hanover Bancorp, Inc.	7,022	186,715
HarborOne Bancorp, Inc.	18,808	204,443
Hawthorn Bancshares, Inc.	2,065	67,526
HBT Financial, Inc.	5,821	141,567
Heartland Financial USA, Inc.	20,095	1,299,544
Heritage Commerce Corp.	26,186	253,742
Heritage Financial Corp.	14,372	369,360
Hilltop Holdings, Inc.	24,556	741,100
Hingham Institution For Savings (a)	707	180,462
Home Bancorp, Inc.	3,387	170,027
Home BancShares, Inc.	85,810	2,590,604
HomeStreet, Inc. *	8,389	84,477
HomeTrust Bancshares, Inc.	6,363	233,968
Hope Bancorp, Inc.	59,050	688,523
Horizon Bancorp, Inc.	20,544	344,934
Huntington Bancshares, Inc.	687,562	11,826,066
Independent Bank Corp.	21,381	1,435,948
Independent Bank Corp./MI	9,444	343,762
International Bancshares Corp.	24,669	1,625,440
Investar Holding Corp.	3,333	63,560
John Marshall Bancorp, Inc.	4,443	84,017
JPMorgan Chase & Co.	1,339,384	358,017,343
Kearny Financial Corp.	30,246	208,697
KeyCorp	470,565	8,460,759
Lakeland Financial Corp.	12,289	836,144
Landmark Bancorp, Inc.	2,179	51,490
LCNB Corp.	4,732	73,157
LINKBANCORP, Inc.	5,773	40,815
Live Oak Bancshares, Inc.	16,949	601,520
M&T Bank Corp.	78,791	15,855,901
Magyar Bancorp, Inc.	1,051	15,071
MainStreet Bancshares, Inc.	3,000	49,830
Mercantile Bank Corp.	7,502	366,173
Meridian Corp.	3,846	64,305
Metrocity Bankshares, Inc.	7,678	236,943
Metropolitan Bank Holding Corp. *	4,799	307,760
Mid Penn Bancorp, Inc.	10,939	329,483
Middlefield Banc Corp.	3,452	89,441
Midland States Bancorp, Inc.	8,785	169,199
MidWestOne Financial Group, Inc.	12,344	390,441
MVB Financial Corp.	4,605	89,844
National Bank Holdings Corp., Class A	16,969	731,873
National Bankshares, Inc.	2,506	73,651
NB Bancorp, Inc. *	18,000	344,880
NBT Bancorp, Inc.	21,649	1,031,142
Nicolet Bankshares, Inc.	5,917	663,473
Northeast Bank	3,001	303,701
Northeast Community Bancorp, Inc.	5,675	140,740
Northfield Bancorp, Inc.	18,804	219,443
Northrim BanCorp, Inc.	2,596	220,997
Northwest Bancshares, Inc.	59,395	784,608
Norwood Financial Corp.	3,060	81,457
NSTS Bancorp, Inc. *	1,610	19,529
Oak Valley Bancorp	3,707	95,900
OceanFirst Financial Corp.	25,110	450,976
OFG Bancorp	23,182	990,103
Ohio Valley Banc Corp.	1,400	33,390
Old National Bancorp	153,962	3,671,994
Old Point Financial Corp.	1,643	40,089
Old Second Bancorp, Inc.	20,972	394,064
OP Bancorp	5,203	69,096
Orange County Bancorp, Inc.	3,324	85,992

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Origin Bancorp, Inc.	14,052	532,852
Orrstown Financial Services, Inc.	8,410	305,619
Pacific Premier Bancorp, Inc.	45,517	1,178,890
Park National Corp.	7,007	1,189,158
Parke Bancorp, Inc.	4,518	91,444
Pathward Financial, Inc.	11,847	944,561
PB Bankshares, Inc. *	2,277	33,039
PCB Bancorp	4,081	78,722
Peapack-Gladstone Financial Corp.	6,657	210,694
Penns Woods Bancorp, Inc.	2,250	68,467
Peoples Bancorp of North Carolina, Inc.	1,896	54,017
Peoples Bancorp, Inc.	15,377	502,059
Peoples Financial Services Corp.	3,954	203,512
Pinnacle Financial Partners, Inc.	36,094	4,503,448
Pioneer Bancorp, Inc. *	2,717	31,463
Plumas Bancorp	2,267	103,375
PNC Financial Services Group, Inc.	189,016	37,982,765
Ponce Financial Group, Inc. *	10,983	145,744
Popular, Inc.	33,493	3,447,769
Preferred Bank	5,696	520,387
Premier Financial Corp.	17,238	479,734
Primis Financial Corp.	10,278	113,983
Princeton Bancorp, Inc.	1,590	48,527
Prosperity Bancshares, Inc.	46,250	3,700,000
Provident Bancorp, Inc. *	6,035	70,670
Provident Financial Holdings, Inc.	3,562	57,134
Provident Financial Services, Inc.	62,095	1,153,104
QCR Holdings, Inc.	8,130	632,189
RBB Bancorp	6,055	113,895
Red River Bancshares, Inc.	1,974	110,149
Regions Financial Corp.	429,993	10,595,028
Renasant Corp.	28,786	1,119,200
Republic Bancorp, Inc., Class A	3,781	247,466
Richmond Mutual BanCorp, Inc.	4,348	62,698
Riverview Bancorp, Inc.	6,215	35,053
S&T Bancorp, Inc.	19,181	756,499
Sandy Spring Bancorp, Inc.	23,548	796,629
SB Financial Group, Inc.	3,301	73,843
Seacoast Banking Corp. of Florida	37,995	1,080,958
ServisFirst Bancshares, Inc.	23,675	2,146,612
Shore Bancshares, Inc.	11,833	193,470
Sierra Bancorp	5,854	176,440
Simmons First National Corp., Class A	60,532	1,375,287
SmartFinancial, Inc.	6,197	218,506
Sound Financial Bancorp, Inc.	1,096	57,935
South Plains Financial, Inc.	5,663	203,472
Southern First Bancshares, Inc. *	2,967	109,186
Southern Missouri Bancorp, Inc.	4,045	239,383
Southern States Bancshares, Inc.	2,910	95,681
Southside Bancshares, Inc.	12,464	391,744
SouthState Corp.	46,198	4,878,047
SR Bancorp, Inc. *	3,800	47,918
Stellar Bancorp, Inc.	23,106	656,210
Sterling Bancorp, Inc. *	9,738	45,866
Stock Yards Bancorp, Inc.	13,389	986,903
Synovus Financial Corp.	68,172	3,846,264
Territorial Bancorp, Inc.	4,386	39,606
Texas Capital Bancshares, Inc. *	21,446	1,693,162
TFS Financial Corp.	26,645	365,569
Third Coast Bancshares, Inc. *	6,287	226,646
Timberland Bancorp, Inc.	3,571	107,201
Tompkins Financial Corp.	5,291	370,740
Towne Bank	31,866	1,139,847
TriCo Bancshares	14,278	626,376
Triumph Financial, Inc. *	10,188	785,087
Truist Financial Corp.	630,342	30,016,886
TrustCo Bank Corp.	7,608	244,673
SECURITY	NUMBER OF SHARES	VALUE ($)
Trustmark Corp.	28,468	1,067,550
U.S. Bancorp	741,405	35,424,331
UMB Financial Corp.	20,532	2,420,723
Union Bankshares, Inc.	2,125	67,787
United Bancorp, Inc.	3,371	42,171
United Bankshares, Inc.	63,481	2,444,018
United Community Banks, Inc.	55,701	1,847,602
United Security Bancshares	6,461	61,832
Unity Bancorp, Inc.	2,383	115,218
Univest Financial Corp.	12,810	389,296
USCB Financial Holdings, Inc.	5,422	102,910
Valley National Bancorp	231,446	2,379,265
Veritex Holdings, Inc.	23,608	632,694
Virginia National Bankshares Corp.	2,256	82,254
WaFd, Inc.	37,211	1,104,422
Washington Trust Bancorp, Inc.	7,375	241,679
Webster Financial Corp.	81,794	4,927,271
Wells Fargo & Co.	1,584,239	124,838,033
WesBanco, Inc.	34,009	1,191,675
West BanCorp, Inc.	6,294	138,027
Westamerica BanCorp	14,285	739,392
Western Alliance Bancorp	52,251	4,591,295
Western New England Bancorp, Inc.	10,349	97,488
William Penn Bancorp	4,788	60,377
Wintrust Financial Corp.	31,227	4,084,804
WSFS Financial Corp.	28,278	1,583,568
Zions Bancorp NA	68,968	3,990,488
		1,095,490,797

Capital Goods 6.5%
3D Systems Corp. *	96,179	346,244
3M Co.	258,981	39,416,908
A.O. Smith Corp.	57,428	3,864,904
AAON, Inc.	32,083	3,733,820
AAR Corp. *	16,708	1,132,134
Acuity Brands, Inc.	14,783	4,913,721
Advanced Drainage Systems, Inc.	34,022	4,113,600
AECOM	63,607	6,706,722
AeroVironment, Inc. *	13,880	2,500,482
AerSale Corp. *	13,422	90,867
AGCO Corp.	29,277	3,057,397
Air Lease Corp., Class A	48,454	2,238,575
AirJoule Technologies Corp. *(a)	15,696	128,393
Alamo Group, Inc.	4,923	913,512
Albany International Corp., Class A	14,231	1,149,153
Allegion PLC	40,784	5,413,260
Allient, Inc.	6,061	152,798
Allison Transmission Holdings, Inc.	40,814	4,797,278
Alpha Pro Tech Ltd. *	5,970	31,940
Alta Equipment Group, Inc.	10,115	73,840
Ameresco, Inc., Class A *	14,647	331,462
American Infrastructure Corp. *(a)(b)	9,690	0
American Superconductor Corp. *	19,925	523,430
American Woodmark Corp. *	7,275	566,432
AMETEK, Inc.	110,328	20,362,136
Amprius Technologies, Inc. *	20,000	66,600
API Group Corp. *	116,054	4,427,460
Apogee Enterprises, Inc.	9,815	500,761
Applied Industrial Technologies, Inc.	18,256	4,747,108
Archer Aviation, Inc., Class A *	136,868	1,293,403
Arcosa, Inc.	23,068	2,336,788
Argan, Inc.	6,510	890,568
Armstrong World Industries, Inc.	20,233	3,055,385
Array Technologies, Inc. *	60,565	443,941
Astec Industries, Inc.	9,833	343,270
Astronics Corp. *	12,013	212,630
Atkore, Inc.	16,714	1,361,188
Atmus Filtration Technologies, Inc.	39,240	1,641,017

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Axon Enterprise, Inc. *	34,395	22,431,731
AZEK Co., Inc., Class A *	67,533	3,459,716
AZZ, Inc.	14,026	1,203,291
Babcock & Wilcox Enterprises, Inc. *	51,145	69,557
Beacon Roofing Supply, Inc. *	29,289	3,466,060
Blink Charging Co. *(a)	53,168	64,865
Bloom Energy Corp., Class A *	93,197	2,197,585
Blue Bird Corp. *	15,059	536,402
BlueLinx Holdings, Inc. *	3,850	414,953
Boeing Co. *	355,525	62,757,273
Boise Cascade Co.	18,823	2,374,710
Bowman Consulting Group Ltd., Class A *	6,300	160,209
Broadwind, Inc. *	7,298	12,334
Builders FirstSource, Inc. *	54,444	9,107,392
BWX Technologies, Inc.	43,193	4,877,785
Byrna Technologies, Inc. *	8,100	219,024
Cadre Holdings, Inc.	13,121	505,815
Carlisle Cos., Inc.	21,454	8,355,475
Carrier Global Corp.	396,607	25,930,166
Caterpillar, Inc.	229,570	85,271,481
Centuri Holdings, Inc. *(a)	8,034	178,998
ChargePoint Holdings, Inc., Class A *(a)	196,893	189,450
Chart Industries, Inc. *	20,356	4,307,126
ClearSign Technologies Corp. *	25,555	31,177
CNH Industrial NV	421,649	5,430,839
Columbus McKinnon Corp.	13,948	507,986
Comfort Systems USA, Inc.	16,913	7,386,753
Concrete Pumping Holdings, Inc.	9,442	79,879
Construction Partners, Inc., Class A *	21,841	1,756,016
Core & Main, Inc., Class A *	91,133	5,143,547
CPI Aerostructures, Inc. *	9,173	44,030
Crane Co.	23,480	3,999,114
CSW Industrials, Inc.	7,896	2,604,180
Cummins, Inc.	65,350	23,280,937
Curtiss-Wright Corp.	18,079	6,272,328
Custom Truck One Source, Inc. *	24,214	123,249
Deere & Co.	121,097	57,709,986
Desktop Metal, Inc., Class A *	15,045	34,152
Distribution Solutions Group, Inc. *	4,920	158,670
DNOW, Inc. *	54,266	807,478
Donaldson Co., Inc.	56,818	4,044,873
Douglas Dynamics, Inc.	10,577	273,415
Dover Corp.	65,472	13,335,337
Ducommun, Inc. *	6,692	457,599
DXP Enterprises, Inc. *	6,811	689,886
Dycom Industries, Inc. *	13,550	2,563,118
Eastern Co.	1,809	48,879
Eaton Corp. PLC	187,858	61,324,366
EMCOR Group, Inc.	21,852	9,791,007
Emerson Electric Co.	271,286	35,253,616
Energy Recovery, Inc. *	27,634	396,272
Energy Vault Holdings, Inc. *	72,860	126,776
Enerpac Tool Group Corp., Class A	25,676	1,160,298
EnerSys	19,997	1,941,109
Enovix Corp. *(a)	80,616	972,229
Enpro, Inc.	10,347	1,921,438
Eos Energy Enterprises, Inc. *(a)	118,278	678,916
Esab Corp.	26,579	3,291,543
ESCO Technologies, Inc.	11,966	1,588,367
Eve Holding, Inc. *(a)	39,143	200,804
Everus Construction Group, Inc. *	23,227	1,598,250
EVI Industries, Inc.	2,765	47,945
Fastenal Co.	273,510	20,031,872
Federal Signal Corp.	28,615	2,813,141
Ferguson Enterprises, Inc.	95,811	17,353,288
Flowserve Corp.	62,253	3,898,283
Fluence Energy, Inc. *	31,427	408,865
SECURITY	NUMBER OF SHARES	VALUE ($)
Fluor Corp. *	80,897	3,900,044
Flux Power Holdings, Inc. *	3,973	7,112
Fortive Corp.	165,791	13,483,782
Fortune Brands Innovations, Inc.	58,842	4,217,206
Franklin Electric Co., Inc.	18,479	1,847,715
FreightCar America, Inc. *	5,033	61,453
FTAI Aviation Ltd.	48,919	4,917,827
FuelCell Energy, Inc. *(a)	13,176	101,192
Gates Industrial Corp. PLC *	104,357	2,159,146
GATX Corp.	16,926	2,800,745
GE Vernova, Inc.	131,188	48,917,381
Gencor Industries, Inc. *	3,418	52,603
Generac Holdings, Inc. *	28,164	4,205,730
General Dynamics Corp.	122,767	31,548,664
General Electric Co.	514,741	104,785,825
Gibraltar Industries, Inc. *	14,337	879,862
Global Industrial Co.	6,777	167,460
GMS, Inc. *	18,841	1,589,050
Gorman-Rupp Co.	9,748	374,128
Graco, Inc.	80,310	6,759,693
GrafTech International Ltd. *	88,000	132,000
Graham Corp. *	4,043	183,633
Granite Construction, Inc.	20,835	1,836,397
Great Lakes Dredge & Dock Corp. *	30,154	331,392
Greenbrier Cos., Inc.	15,526	1,028,753
Griffon Corp.	19,552	1,481,455
H&E Equipment Services, Inc.	14,463	1,282,723
Hayward Holdings, Inc. *	63,593	957,711
HEICO Corp.	47,253	11,290,632
Helios Technologies, Inc.	16,121	719,158
Herc Holdings, Inc.	13,417	2,736,531
Hexcel Corp.	39,351	2,565,685
Hillenbrand, Inc.	31,846	1,082,446
Hillman Solutions Corp. *	92,449	924,490
Honeywell International, Inc.	309,250	69,185,410
Howmet Aerospace, Inc.	193,104	24,443,104
Hubbell, Inc., Class B	25,357	10,726,265
Hudson Technologies, Inc. *	17,443	101,169
Huntington Ingalls Industries, Inc.	18,671	3,683,041
Hurco Cos., Inc.	3,214	69,069
Hydrofarm Holdings Group, Inc. *	27,153	17,641
Hyliion Holdings Corp. *	54,325	127,664
Hyster-Yale, Inc.	5,997	320,360
Ideal Power, Inc. *	3,471	23,846
IDEX Corp.	36,024	8,080,543
IES Holdings, Inc. *	4,450	984,696
Illinois Tool Works, Inc.	128,095	33,197,100
Ingersoll Rand, Inc.	191,410	17,954,258
Innovative Solutions & Support, Inc. *	6,865	80,115
Insteel Industries, Inc.	8,973	257,435
Intuitive Machines, Inc., Class A *	36,805	797,932
ITT, Inc.	38,733	5,849,458
Janus International Group, Inc. *	71,323	591,268
JBT Marel Corp.	21,914	2,914,562
JELD-WEN Holding, Inc. *	41,048	366,148
Johnson Controls International PLC	318,108	24,812,424
Kadant, Inc.	5,473	2,040,882
Karat Packaging, Inc.	3,014	93,163
Kennametal, Inc.	36,795	881,240
Kratos Defense & Security Solutions, Inc. *	71,450	2,384,287
KULR Technology Group, Inc. *	113,471	236,020
L.B. Foster Co., Class A *	5,290	147,221
L3Harris Technologies, Inc.	90,480	19,182,665
Lennox International, Inc.	15,214	9,013,078
Leonardo DRS, Inc. *	35,510	1,248,177
Limbach Holdings, Inc. *	4,683	433,084
Lincoln Electric Holdings, Inc.	26,902	5,347,580
Lindsay Corp.	4,679	627,875

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Loar Holdings, Inc. *	8,354	663,976
Lockheed Martin Corp.	100,472	46,513,512
LSI Industries, Inc.	12,912	272,056
Luxfer Holdings PLC	12,212	172,800
Manitowoc Co., Inc. *	15,925	159,091
Masco Corp.	103,503	8,205,718
MasTec, Inc. *	29,646	4,301,338
Masterbrand, Inc. *	61,652	1,067,813
Matrix Service Co. *	10,847	147,085
Mayville Engineering Co., Inc. *	3,327	52,733
McGrath RentCorp	11,233	1,377,952
Mercury Systems, Inc. *	22,975	957,828
Microvast Holdings, Inc. *	110,747	167,228
Middleby Corp. *	25,429	4,351,919
Miller Industries, Inc.	5,104	336,711
Moog, Inc., Class A	13,459	2,444,962
MRC Global, Inc. *	40,400	593,072
MSC Industrial Direct Co., Inc., Class A	21,058	1,693,274
Mueller Industries, Inc.	53,886	4,243,522
Mueller Water Products, Inc., Class A	73,402	1,688,246
MYR Group, Inc. *	7,578	1,072,817
National Presto Industries, Inc.	2,215	213,017
NeoVolta, Inc. *	12,964	46,930
Net Power, Inc. *	17,621	151,364
NEXTracker, Inc., Class A *	70,272	3,543,114
Nikola Corp. *(a)	34,410	27,187
NN, Inc. *	28,401	86,339
Nordson Corp.	25,970	5,719,113
Northrop Grumman Corp.	65,192	31,766,106
Northwest Pipe Co. *	4,286	207,271
NuScale Power Corp. *(a)	43,617	1,039,829
nVent Electric PLC	78,783	5,127,985
Ocean Power Technologies, Inc. *	50,000	32,795
Omega Flex, Inc.	1,422	55,970
Optex Systems Holdings, Inc. *	1,633	10,917
Orion Energy Systems, Inc. *	16,987	13,420
Orion Group Holdings, Inc. *	16,674	131,391
Oshkosh Corp.	30,889	3,595,480
Otis Worldwide Corp.	190,396	18,167,586
Owens Corning	40,953	7,557,876
PACCAR, Inc.	249,206	27,631,961
Palladyne AI Corp. *(a)	16,115	137,139
Park Aerospace Corp.	8,310	120,412
Parker-Hannifin Corp.	61,167	43,248,127
Park-Ohio Holdings Corp.	3,931	97,803
Pentair PLC	78,861	8,176,308
Perma-Pipe International Holdings, Inc. *	3,363	51,084
Plug Power, Inc. *(a)	371,517	691,022
Powell Industries, Inc.	4,603	1,103,707
Preformed Line Products Co.	1,284	193,165
Primoris Services Corp.	25,678	1,971,300
Proto Labs, Inc. *	11,556	482,232
Quanex Building Products Corp.	20,402	428,442
Quanta Services, Inc.	70,009	21,535,468
RBC Bearings, Inc. *	14,641	5,106,049
Redwire Corp. *(a)	10,290	246,137
Regal Rexnord Corp.	31,111	4,938,249
Resideo Technologies, Inc. *	69,274	1,560,050
REV Group, Inc.	23,688	821,974
Richtech Robotics, Inc., Class B *(a)	20,000	49,600
Rocket Lab USA, Inc. *	168,595	4,897,685
Rockwell Automation, Inc.	53,761	14,968,675
RTX Corp.	633,170	81,647,271
Rush Enterprises, Inc., Class A	32,890	1,998,068
Sensata Technologies Holding PLC	71,760	1,949,002
SES AI Corp. *(a)	80,000	94,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Shoals Technologies Group, Inc., Class A *	66,426	317,516
Shyft Group, Inc.	13,268	159,349
Simpson Manufacturing Co., Inc.	19,849	3,334,632
SiteOne Landscape Supply, Inc. *	21,201	3,016,902
SKYX Platforms Corp. *	16,813	27,741
Snap-on, Inc.	24,971	8,868,451
Southland Holdings, Inc. *	4,155	12,673
Spirit AeroSystems Holdings, Inc., Class A *	55,050	1,872,251
SPX Technologies, Inc. *	22,408	3,328,036
Standardaero, Inc. *	29,322	787,002
Standex International Corp.	5,702	1,041,755
Stanley Black & Decker, Inc.	74,067	6,523,081
Stem, Inc. *	80,000	48,536
Sterling Infrastructure, Inc. *	14,438	2,056,260
Sunrun, Inc. *	108,733	984,034
Symbotic, Inc. *(a)	19,722	578,841
Taylor Devices, Inc. *	2,017	67,368
TechPrecision Corp. *	4,478	14,039
Tecnoglass, Inc.	9,961	757,036
Tennant Co.	8,760	749,155
Terex Corp.	30,889	1,485,452
Textron, Inc.	88,182	6,746,805
Thermon Group Holdings, Inc. *	14,491	401,111
Timken Co.	29,679	2,382,333
Titan International, Inc. *	20,997	185,404
Titan Machinery, Inc. *	8,199	153,485
Toro Co.	48,190	4,012,781
TPI Composites, Inc. *(a)	21,000	34,230
Trane Technologies PLC	107,030	38,825,132
Transcat, Inc. *	4,012	309,004
TransDigm Group, Inc.	26,769	36,227,558
Trex Co., Inc. *	50,283	3,662,111
Trinity Industries, Inc.	38,655	1,462,319
Triumph Group, Inc. *	38,079	713,600
Tutor Perini Corp. *	18,907	455,470
Twin Disc, Inc.	5,599	63,213
UFP Industries, Inc.	28,460	3,291,399
Ultralife Corp. *	6,691	50,718
United Rentals, Inc.	31,290	23,719,697
V2X, Inc. *	5,791	301,885
Valmont Industries, Inc.	9,518	3,157,692
Vertiv Holdings Co., Class A	178,698	20,911,240
Vicor Corp. *	11,782	602,531
Virgin Galactic Holdings, Inc. *(a)	29,504	140,439
VirTra, Inc. *	3,586	22,843
Wabash National Corp.	19,725	307,710
Watsco, Inc.	16,622	7,955,123
Watts Water Technologies, Inc., Class A	12,974	2,682,764
WESCO International, Inc.	20,927	3,871,495
Westinghouse Air Brake Technologies Corp.	81,158	16,874,371
Westwater Resources, Inc. *	34,475	32,241
Willis Lease Finance Corp.	1,159	224,753
WillScot Holdings Corp. *	88,444	3,277,735
Woodward, Inc.	28,725	5,321,306
WW Grainger, Inc.	21,061	22,380,893
Xometry, Inc., Class A *	22,639	751,841
Xylem, Inc.	114,987	14,262,987
Zurn Elkay Water Solutions Corp.	69,048	2,723,253
		1,819,752,997

Commercial & Professional Services 1.5%
ABM Industries, Inc.	31,067	1,657,735
ACCO Brands Corp.	38,516	202,594
Acme United Corp.	1,454	52,707

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ACV Auctions, Inc., Class A *	76,473	1,618,169
Alight, Inc., Class A	226,702	1,552,909
Amentum Holdings, Inc. *	57,300	1,201,581
Asure Software, Inc. *	7,413	87,622
Automatic Data Processing, Inc.	193,936	58,764,547
Barrett Business Services, Inc.	12,336	534,519
BGSF, Inc.	6,465	33,812
BlackSky Technology, Inc. *	11,649	174,618
Booz Allen Hamilton Holding Corp., Class A	60,883	7,853,907
Brady Corp., Class A	21,188	1,578,294
Bridger Aerospace Group Holdings, Inc. *(a)	12,500	35,125
BrightView Holdings, Inc. *	25,817	406,876
Brink's Co.	21,400	1,997,262
Broadridge Financial Solutions, Inc.	55,677	13,263,375
CACI International, Inc., Class A *	10,714	4,138,390
Casella Waste Systems, Inc., Class A *	29,367	3,158,127
CBIZ, Inc. *	23,252	1,995,254
CECO Environmental Corp. *	12,430	352,018
Cimpress PLC *	8,208	545,668
Cintas Corp.	163,032	32,699,328
Clarivate PLC *	219,800	1,191,316
Clean Harbors, Inc. *	24,091	5,613,203
Concentrix Corp.	23,573	1,232,396
Conduent, Inc. *	51,351	203,350
Copart, Inc. *	417,035	24,158,838
CoreCivic, Inc. *	52,808	1,080,452
CRA International, Inc.	3,254	597,369
CSG Systems International, Inc.	12,935	760,449
Dayforce, Inc. *	73,868	5,225,422
Deluxe Corp.	19,740	457,771
DLH Holdings Corp. *	3,968	29,760
Driven Brands Holdings, Inc. *	31,309	516,912
Dun & Bradstreet Holdings, Inc.	147,391	1,812,909
Ennis, Inc.	10,401	215,821
Enviri Corp. *	34,248	328,096
Equifax, Inc.	59,038	16,222,462
ExlService Holdings, Inc. *	75,035	3,771,259
Exponent, Inc.	23,887	2,189,721
First Advantage Corp. *	31,460	593,965
FiscalNote Holdings, Inc. *	35,000	43,750
Forrester Research, Inc. *	4,414	67,313
Franklin Covey Co. *	5,263	199,520
FTI Consulting, Inc. *	17,015	3,323,880
GEE Group, Inc. *	66,522	15,320
Genpact Ltd.	78,930	3,843,102
GEO Group, Inc. *	65,932	2,077,517
Healthcare Services Group, Inc. *	33,424	370,672
Heidrick & Struggles International, Inc.	9,808	455,974
HireQuest, Inc.	1,724	22,412
HNI Corp.	22,682	1,130,698
Hudson Global, Inc. *	1,522	19,573
Huron Consulting Group, Inc. *	7,782	986,602
ICF International, Inc.	8,748	1,020,979
Innodata, Inc. *	11,159	413,776
Insperity, Inc.	16,296	1,222,363
Interface, Inc., Class A	28,517	706,081
Jacobs Solutions, Inc.	59,332	8,314,193
KBR, Inc.	63,193	3,438,963
Kelly Services, Inc., Class A	14,539	204,709
Kforce, Inc.	8,111	452,026
Korn Ferry	24,435	1,728,288
Legalzoom.com, Inc. *	58,398	524,998
Leidos Holdings, Inc.	63,691	9,046,033
Liquidity Services, Inc. *	10,485	363,305
ManpowerGroup, Inc.	23,037	1,387,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Mastech Digital, Inc. *	3,073	42,930
Matthews International Corp., Class A	17,892	500,797
Maximus, Inc.	28,019	2,109,550
MillerKnoll, Inc.	32,897	738,209
Mistras Group, Inc. *	7,028	69,718
Mobile Infrastructure Corp. *	22,500	94,725
Montrose Environmental Group, Inc. *	15,161	315,652
MSA Safety, Inc.	18,524	3,051,459
NL Industries, Inc.	5,834	44,922
NV5 Global, Inc. *	24,968	470,397
OPENLANE, Inc. *	52,761	1,071,576
Parsons Corp. *	22,053	1,748,141
Paychex, Inc.	152,528	22,523,810
Paycom Software, Inc.	23,363	4,849,224
Paycor HCM, Inc. *	39,019	863,490
Paylocity Holding Corp. *	20,457	4,204,323
Perma-Fix Environmental Services, Inc. *	5,410	55,344
Pitney Bowes, Inc.	72,387	644,968
Planet Labs PBC *	100,241	611,470
Pursuit Attractions & Hospitality, Inc. *	9,565	377,817
Quad/Graphics, Inc.	10,911	73,322
Quest Resource Holding Corp. *	7,972	46,636
RB Global, Inc.	87,491	7,828,695
RCM Technologies, Inc. *	3,160	61,715
Republic Services, Inc., Class A	96,625	20,955,064
Resources Connection, Inc.	29,811	250,412
Robert Half, Inc.	48,156	3,120,027
Rollins, Inc.	134,699	6,667,600
Science Applications International Corp.	23,997	2,598,395
Spire Global, Inc., Class A *(a)	13,858	237,665
SS&C Technologies Holdings, Inc.	102,623	8,307,332
Steelcase, Inc., Class A	41,203	473,010
TaskUS, Inc., Class A *	9,000	148,050
Team, Inc. *	2,284	38,394
Tetra Tech, Inc.	126,081	4,639,781
TransUnion	93,009	9,231,143
TriNet Group, Inc.	14,580	1,361,626
TrueBlue, Inc. *	14,017	114,239
UL Solutions, Inc., Class A	29,949	1,614,551
UniFirst Corp.	7,337	1,572,466
Upwork, Inc. *	58,356	919,691
Veralto Corp.	117,453	12,143,466
Verisk Analytics, Inc., Class A	67,312	19,348,161
Verra Mobility Corp., Class A *	78,130	2,061,851
Vestis Corp.	53,053	741,681
Virco Mfg. Corp.	8,190	89,271
VSE Corp.	8,387	858,409
Waste Management, Inc.	173,819	38,285,373
Willdan Group, Inc. *	5,928	209,525
		429,871,316

Consumer Discretionary Distribution & Retail 6.0%
1-800-Flowers.com, Inc., Class A *	11,856	95,204
1stdibs.com, Inc. *	9,755	37,947
Abercrombie & Fitch Co., Class A *	24,473	2,921,587
Academy Sports & Outdoors, Inc.	33,263	1,739,987
Advance Auto Parts, Inc.	27,690	1,342,965
A-Mark Precious Metals, Inc.	8,227	231,755
Amazon.com, Inc. *	4,451,538	1,058,041,552
AMCON Distributing Co.	430	54,825
American Eagle Outfitters, Inc.	84,396	1,362,151
America's Car-Mart, Inc. *	3,851	187,505

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arhaus, Inc.	27,308	335,342
Arko Corp.	30,423	215,091
Asbury Automotive Group, Inc. *	9,220	2,735,390
AutoNation, Inc. *	12,324	2,323,690
AutoZone, Inc. *	8,054	26,982,591
BARK, Inc. *	57,147	106,865
Barnes & Noble Education, Inc. *	12,663	141,699
Bath & Body Works, Inc.	103,146	3,879,321
Best Buy Co., Inc.	92,888	7,975,364
Beyond, Inc. *	23,582	195,495
Boot Barn Holdings, Inc. *	14,135	2,273,615
Buckle, Inc.	14,381	684,679
Build-A-Bear Workshop, Inc.	4,907	207,762
Burlington Stores, Inc. *	30,003	8,518,752
Caleres, Inc.	20,958	384,160
Camping World Holdings, Inc., Class A	27,578	636,776
CarMax, Inc. *	73,648	6,307,215
Carvana Co., Class A *	56,196	13,907,386
Chewy, Inc., Class A *	77,467	3,019,664
Children's Place, Inc. *(a)	6,000	58,740
Citi Trends, Inc. *	3,328	86,195
ContextLogic, Inc., Class A *	9,687	75,268
Designer Brands, Inc., Class A	22,662	113,990
Destination XL Group, Inc. *	23,026	62,631
Dick's Sporting Goods, Inc.	27,501	6,601,615
Dillard's, Inc., Class A	1,671	782,212
eBay, Inc.	227,235	15,333,818
Envela Corp. *	4,047	28,127
Etsy, Inc. *	53,849	2,956,849
EVgo, Inc., Class A *	53,220	184,673
Five Below, Inc. *	27,162	2,547,252
Floor & Decor Holdings, Inc., Class A *	51,128	5,117,913
Foot Locker, Inc. *	43,666	875,503
GameStop Corp., Class A *	194,033	5,219,488
Gap, Inc.	107,952	2,598,405
Genesco, Inc. *	5,301	220,787
Genuine Parts Co.	66,393	7,718,186
GigaCloud Technology, Inc., Class A *	13,833	294,920
Group 1 Automotive, Inc.	6,053	2,763,134
Groupon, Inc., Class A *	10,000	104,700
Grove Collaborative Holdings *	30,520	43,644
GrowGeneration Corp. *	28,000	39,200
Guess?, Inc.	12,378	159,800
Haverty Furniture Cos., Inc.	5,993	134,423
Home Depot, Inc.	472,664	194,728,115
J Jill, Inc.	6,517	178,044
Kohl's Corp.	51,320	677,937
Lands' End, Inc. *	4,426	55,104
Leslie's, Inc. *	103,195	208,454
Lithia Motors, Inc., Class A	12,499	4,700,874
LKQ Corp.	123,531	4,618,824
Lowe's Cos., Inc.	269,871	70,177,255
Macy's, Inc.	128,601	2,003,604
MarineMax, Inc. *	9,973	302,780
Monro, Inc.	13,330	261,801
Murphy USA, Inc.	8,739	4,394,930
National Vision Holdings, Inc. *	41,236	470,090
Nordstrom, Inc.	47,287	1,144,345
ODP Corp. *	14,773	333,870
Ollie's Bargain Outlet Holdings, Inc. *	29,621	3,303,038
OneWater Marine, Inc., Class A *	4,282	77,376
O'Reilly Automotive, Inc. *	27,505	35,603,022
Penske Automotive Group, Inc.	9,206	1,524,790
Petco Health & Wellness Co., Inc., Class A *	38,893	133,014
PetMed Express, Inc. *	10,000	47,600
Pool Corp.	17,889	6,158,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Qurate Retail, Inc. *	147,875	52,215
RealReal, Inc. *	43,796	417,814
Revolve Group, Inc. *	18,087	571,187
RH *	7,107	2,978,615
Ross Stores, Inc.	158,175	23,814,828
Sally Beauty Holdings, Inc. *	52,790	573,827
Savers Value Village, Inc. *	10,670	118,864
Shoe Carnival, Inc.	7,662	207,334
Signet Jewelers Ltd.	20,487	1,213,445
Sleep Number Corp. *	9,204	164,567
Sonic Automotive, Inc., Class A	6,954	516,334
Stitch Fix, Inc., Class A *	56,716	267,132
Tandy Leather Factory, Inc. *	3,329	16,196
ThredUp, Inc., Class A *	31,702	69,427
Tile Shop Holdings, Inc. *	15,152	114,246
TJX Cos., Inc.	536,895	66,999,127
Tractor Supply Co.	254,640	13,842,230
Ulta Beauty, Inc. *	22,495	9,271,314
Upbound Group, Inc.	22,070	647,534
Urban Outfitters, Inc. *	27,360	1,516,291
Valvoline, Inc. *	62,919	2,334,924
Victoria's Secret & Co. *	38,345	1,394,224
Warby Parker, Inc., Class A *	44,940	1,245,287
Wayfair, Inc., Class A *	48,854	2,363,068
Weyco Group, Inc.	3,125	111,687
Williams-Sonoma, Inc.	60,223	12,729,335
Winmark Corp.	1,442	561,789
Zumiez, Inc. *	6,961	111,098
		1,676,294,902

Consumer Durables & Apparel 0.9%
Acushnet Holdings Corp.	13,529	883,714
American Outdoor Brands, Inc. *	6,310	108,406
Bassett Furniture Industries, Inc.	4,101	59,711
Beazer Homes USA, Inc. *	12,137	268,956
Brunswick Corp.	30,997	2,090,438
Capri Holdings Ltd. *	59,911	1,484,595
Carter's, Inc.	16,335	880,783
Cavco Industries, Inc. *	3,805	1,935,375
Century Communities, Inc.	12,516	955,972
Champion Homes, Inc. *	24,310	2,244,542
Columbia Sportswear Co.	15,157	1,338,363
Crocs, Inc. *	27,679	2,825,196
Crown Crafts, Inc.	5,621	25,463
Culp, Inc. *	2,586	13,939
Deckers Outdoor Corp. *	72,501	12,858,777
DR Horton, Inc.	139,017	19,726,512
Dream Finders Homes, Inc., Class A *	11,475	264,728
Escalade, Inc.	3,803	56,360
Ethan Allen Interiors, Inc.	10,573	327,974
Figs, Inc., Class A *	61,500	349,935
Flexsteel Industries, Inc.	2,656	131,020
Funko, Inc., Class A *	14,201	198,814
Garmin Ltd.	73,353	15,833,245
G-III Apparel Group Ltd. *	17,626	550,284
GoPro, Inc., Class A *	149,829	145,649
Green Brick Partners, Inc. *	14,150	855,651
Hamilton Beach Brands Holding Co., Class A	3,706	63,410
Hanesbrands, Inc. *	171,255	1,390,591
Hasbro, Inc.	61,310	3,546,170
Helen of Troy Ltd. *	11,293	697,682
Hooker Furnishings Corp.	5,571	70,919
Hovnanian Enterprises, Inc., Class A *	2,031	268,884
Installed Building Products, Inc.	11,491	2,284,870
iRobot Corp. *	16,534	127,146

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JAKKS Pacific, Inc. *	5,309	159,695
Johnson Outdoors, Inc., Class A	2,681	86,864
KB Home	33,012	2,215,105
Kontoor Brands, Inc.	23,446	2,153,515
Lakeland Industries, Inc.	3,608	83,670
Landsea Homes Corp. *	6,542	54,299
Latham Group, Inc. *	20,641	150,679
La-Z-Boy, Inc.	19,021	897,791
Legacy Housing Corp. *	4,652	119,324
Leggett & Platt, Inc.	63,973	675,555
Lennar Corp., Class A	117,981	15,483,826
Levi Strauss & Co., Class A	49,226	936,771
LGI Homes, Inc. *	9,867	880,926
Lifetime Brands, Inc.	5,690	36,871
Lovesac Co. *	6,938	177,335
Lululemon Athletica, Inc. *	53,745	22,261,179
M/I Homes, Inc. *	12,695	1,597,031
Malibu Boats, Inc., Class A *	8,904	340,934
Marine Products Corp.	5,165	48,499
MasterCraft Boat Holdings, Inc. *	7,841	142,785
Mattel, Inc. *	159,829	2,979,213
Meritage Homes Corp.	34,368	2,676,236
Mohawk Industries, Inc. *	24,918	3,047,471
Movado Group, Inc.	6,936	132,616
Newell Brands, Inc.	197,485	1,966,951
NIKE, Inc., Class B	566,607	43,572,078
NVR, Inc. *	1,456	11,671,558
Oxford Industries, Inc.	7,014	588,194
Peloton Interactive, Inc., Class A *	172,824	1,339,386
Polaris, Inc.	24,306	1,159,396
PulteGroup, Inc.	97,901	11,139,176
PVH Corp.	27,172	2,434,611
Ralph Lauren Corp., Class A	19,298	4,818,711
Rocky Brands, Inc.	2,880	72,115
Skechers USA, Inc., Class A *	61,769	4,653,676
Smith & Wesson Brands, Inc.	20,549	215,559
Smith Douglas Homes Corp. *	4,614	111,936
Sonos, Inc. *	60,399	832,902
Steven Madden Ltd.	32,680	1,341,514
Sturm Ruger & Co., Inc.	7,968	283,661
Superior Group of Cos., Inc.	5,398	81,456
Tapestry, Inc.	110,993	8,095,829
Taylor Morrison Home Corp., Class A *	48,752	3,142,554
Tempur Sealy International, Inc.	83,045	5,243,461
Toll Brothers, Inc.	48,023	6,522,004
TopBuild Corp. *	14,076	4,823,564
Topgolf Callaway Brands Corp. *	68,746	540,344
Traeger, Inc. *	23,917	58,357
Tri Pointe Homes, Inc. *	43,323	1,596,886
Under Armour, Inc., Class A *	150,126	1,253,552
United Homes Group, Inc. *	3,328	13,811
Universal Electronics, Inc. *	5,590	55,900
Vera Bradley, Inc. *	11,087	41,465
VF Corp.	155,817	4,046,568
Whirlpool Corp.	25,977	2,727,845
Wolverine World Wide, Inc.	37,412	835,410
Worthington Enterprises, Inc.	14,782	619,366
YETI Holdings, Inc. *	38,879	1,448,632
		259,550,692

Consumer Services 2.3%
Accel Entertainment, Inc., Class A *	23,774	267,933
ADT, Inc.	165,073	1,267,761
Adtalem Global Education, Inc. *	18,690	2,002,260
Airbnb, Inc., Class A *	205,401	26,942,449
American Public Education, Inc. *	8,505	188,556
Aramark	123,755	4,815,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Bally's Corp. *	11,844	215,324
Biglari Holdings, Inc., Class B *	514	119,253
BJ's Restaurants, Inc. *	10,196	368,993
Bloomin' Brands, Inc.	33,307	418,336
Booking Holdings, Inc.	15,741	74,573,932
Boyd Gaming Corp.	30,860	2,365,419
Bright Horizons Family Solutions, Inc. *	28,045	3,438,317
Brinker International, Inc. *	21,173	3,852,851
Caesars Entertainment, Inc. *	100,107	3,608,857
Canterbury Park Holding Corp.	1,452	31,218
Carnival Corp. *	495,779	13,718,205
Carriage Services, Inc., Class A	5,752	235,544
Cava Group, Inc. *	38,397	5,185,515
Century Casinos, Inc. *	13,792	43,307
Cheesecake Factory, Inc.	22,932	1,287,632
Chegg, Inc. *	47,015	72,403
Chipotle Mexican Grill, Inc., Class A *	648,065	37,814,593
Choice Hotels International, Inc.	10,433	1,537,094
Churchill Downs, Inc.	34,277	4,235,952
Coursera, Inc. *	59,000	454,890
Cracker Barrel Old Country Store, Inc. (c)	11,203	727,971
Darden Restaurants, Inc.	55,869	10,907,864
Dave & Buster's Entertainment, Inc. *	14,984	397,975
Denny's Corp. *	24,016	152,021
Dine Brands Global, Inc.	6,725	204,305
Domino's Pizza, Inc.	16,420	7,374,550
DoorDash, Inc., Class A *	159,139	30,050,217
DraftKings, Inc., Class A *	232,079	9,735,714
Duolingo, Inc. *	18,189	6,620,614
Dutch Bros, Inc., Class A *	53,739	3,359,762
El Pollo Loco Holdings, Inc. *	9,086	107,851
European Wax Center, Inc., Class A *	14,659	98,948
Everi Holdings, Inc. *	38,486	524,949
Expedia Group, Inc. *	58,458	9,993,395
First Watch Restaurant Group, Inc. *	17,223	361,339
Flutter Entertainment PLC *	84,281	22,500,499
Frontdoor, Inc. *	35,506	2,126,099
Full House Resorts, Inc. *	15,255	81,919
GAN Ltd. *	31,476	59,490
Global Business Travel Group I *	48,326	426,235
Golden Entertainment, Inc.	9,398	307,691
Graham Holdings Co., Class B	1,610	1,495,400
Grand Canyon Education, Inc. *	13,768	2,418,212
H&R Block, Inc.	66,372	3,671,035
Hilton Grand Vacations, Inc. *	29,359	1,209,591
Hilton Worldwide Holdings, Inc.	115,953	29,692,085
Hyatt Hotels Corp., Class A	20,877	3,303,368
Inspired Entertainment, Inc. *	10,938	110,146
Jack in the Box, Inc.	8,973	351,652
KinderCare Learning Cos., Inc. *(a)	11,428	237,017
Krispy Kreme, Inc.	37,458	339,744
Kura Sushi USA, Inc., Class A *(a)	2,756	220,480
Las Vegas Sands Corp.	164,794	7,552,509
Laureate Education, Inc. *	66,195	1,239,170
Life Time Group Holdings, Inc. *	35,240	1,021,608
Light & Wonder, Inc. *	41,267	3,627,782
Lincoln Educational Services Corp. *	10,639	173,628
Lindblad Expeditions Holdings, Inc. *	24,542	312,174
Lucky Strike Entertainment Corp., Class A (a)	14,987	159,612
Marriott International, Inc., Class A	109,672	31,869,586
Marriott Vacations Worldwide Corp.	14,742	1,279,163
McDonald's Corp.	340,997	98,445,834
MGM Resorts International *	107,717	3,714,082
Mister Car Wash, Inc. *	47,073	377,525
Monarch Casino & Resort, Inc.	5,776	492,924
Nathan's Famous, Inc.	1,235	99,924

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nerdy, Inc. *	39,000	70,980
Norwegian Cruise Line Holdings Ltd. *	211,054	5,983,381
ONE Group Hospitality, Inc. *	12,060	45,225
OneSpaWorld Holdings Ltd.	50,012	1,068,256
Papa John's International, Inc.	17,781	703,594
Penn Entertainment, Inc. *	72,872	1,501,163
Perdoceo Education Corp.	29,123	838,160
Planet Fitness, Inc., Class A *	40,412	4,370,962
Playa Hotels & Resorts NV *	52,884	648,358
PlayAGS, Inc. *	23,905	287,816
Portillo's, Inc., Class A *	24,798	344,940
Potbelly Corp. *	11,690	145,073
Rave Restaurant Group, Inc. *	10,012	25,230
RCI Hospitality Holdings, Inc.	3,668	203,721
Red Rock Resorts, Inc., Class A	23,238	1,139,824
Royal Caribbean Cruises Ltd.	117,262	31,262,049
Rush Street Interactive, Inc. *	41,714	608,190
Sabre Corp. *	210,363	704,716
Serve Robotics, Inc. *(a)	11,183	185,526
Service Corp. International	67,989	5,311,301
Shake Shack, Inc., Class A *	18,690	2,207,850
Six Flags Entertainment Corp.	43,629	1,923,603
Soho House & Co., Inc. *	16,810	132,295
Starbucks Corp.	539,325	58,074,516
Strategic Education, Inc.	12,183	1,196,736
Stride, Inc. *	20,383	2,749,667
Sweetgreen, Inc., Class A *	48,262	1,588,785
Target Hospitality Corp. *	21,320	205,312
Texas Roadhouse, Inc., Class A	31,698	5,740,508
Travel & Leisure Co.	32,601	1,772,190
Udemy, Inc. *	40,027	299,402
United Parks & Resorts, Inc. *	14,466	760,333
Universal Technical Institute, Inc. *	21,431	587,852
Vail Resorts, Inc.	17,659	3,004,149
Wendy's Co.	84,650	1,255,359
Wingstop, Inc.	14,065	4,189,963
WW International, Inc. *(a)	99,577	107,543
Wyndham Hotels & Resorts, Inc.	36,751	3,859,590
Wynn Resorts Ltd.	43,289	3,759,650
Xponential Fitness, Inc., Class A *	9,583	160,324
Yum! Brands, Inc.	133,677	17,444,848
		655,064,500

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	195,182	3,913,399
Andersons, Inc.	13,831	563,613
BJ's Wholesale Club Holdings, Inc. *	62,078	6,148,826
Casey's General Stores, Inc.	17,438	7,354,825
Chefs' Warehouse, Inc. *	17,993	969,103
Costco Wholesale Corp.	210,920	206,676,290
Dollar General Corp.	104,745	7,443,180
Dollar Tree, Inc. *	96,697	7,092,725
Grocery Outlet Holding Corp. *	47,258	765,107
Guardian Pharmacy Services, Inc., Class A *	6,352	144,889
Ingles Markets, Inc., Class A	6,246	413,610
Kroger Co.	315,855	19,469,302
Maplebear, Inc. *	75,000	3,621,000
Natural Grocers by Vitamin Cottage, Inc.	4,452	193,840
Performance Food Group Co. *	73,176	6,608,525
PriceSmart, Inc.	11,274	1,025,596
SpartanNash Co.	15,368	280,159
Sprouts Farmers Market, Inc. *	47,419	7,508,324
Sysco Corp.	232,881	16,981,682
Target Corp.	219,221	30,232,768
U.S. Foods Holding Corp. *	110,506	7,838,191
SECURITY	NUMBER OF SHARES	VALUE ($)
United Natural Foods, Inc. *	27,992	832,482
Village Super Market, Inc., Class A	2,371	80,875
Walgreens Boots Alliance, Inc.	348,018	3,577,625
Walmart, Inc.	2,065,244	202,724,351
Weis Markets, Inc.	7,674	518,455
		542,978,742

Energy 3.3%
Adams Resources & Energy, Inc.	794	30,132
American Resources Corp. *	38,760	25,008
Amplify Energy Corp. *	16,372	87,426
Antero Midstream Corp.	159,669	2,561,091
Antero Resources Corp. *	138,291	5,161,020
APA Corp.	173,198	3,798,232
Archrock, Inc.	82,999	2,331,442
Aris Water Solutions, Inc., Class A	14,973	382,261
Atlas Energy Solutions, Inc., Class A	35,316	810,855
Baker Hughes Co., Class A	471,691	21,782,690
Berry Corp.	27,783	121,134
BKV Corp. *	8,423	206,364
Bristow Group, Inc. *	13,008	434,077
Cactus, Inc., Class A	31,094	1,856,623
California Resources Corp.	34,515	1,698,138
Calumet, Inc. *	34,512	611,208
Centrus Energy Corp., Class A *	7,835	644,820
ChampionX Corp.	89,262	2,556,464
Cheniere Energy, Inc.	106,804	23,886,715
Chevron Corp.	795,201	118,636,037
Chord Energy Corp.	28,856	3,244,857
Civitas Resources, Inc.	41,746	2,119,027
Clean Energy Fuels Corp. *	78,451	259,673
CNX Resources Corp. *	70,699	1,935,739
Comstock Resources, Inc. *	46,997	872,264
Comstock, Inc. *	59,927	22,832
ConocoPhillips	615,991	60,878,391
Core Laboratories, Inc.	22,510	381,995
Core Natural Resources, Inc.	23,913	2,160,300
Coterra Energy, Inc.	349,996	9,701,889
Crescent Energy Co., Class A	81,529	1,227,827
CVR Energy, Inc.	17,792	337,158
Delek U.S. Holdings, Inc.	32,241	575,824
Devon Energy Corp.	312,610	10,660,001
Diamondback Energy, Inc.	89,064	14,638,559
Dorian LPG Ltd.	17,028	409,353
DT Midstream, Inc.	46,516	4,701,837
Empire Petroleum Corp. *	4,255	24,892
Energy Services of America Corp.	8,556	102,758
EOG Resources, Inc.	267,606	33,662,159
Epsilon Energy Ltd.	5,425	32,659
EQT Corp.	284,104	14,523,396
Evolution Petroleum Corp.	15,426	81,912
Excelerate Energy, Inc., Class A	7,154	213,690
Expand Energy Corp.	100,668	10,227,869
Expro Group Holdings NV *	55,353	699,108
Exxon Mobil Corp.	2,091,120	223,394,350
Forum Energy Technologies, Inc. *	4,222	76,503
FutureFuel Corp.	9,399	51,319
Geospace Technologies Corp. *	3,725	33,860
Gevo, Inc. *	99,561	175,227
Granite Ridge Resources, Inc.	22,980	142,246
Green Plains, Inc. *	28,596	255,362
Gulf Island Fabrication, Inc. *	6,007	43,070
Gulfport Energy Corp. *	6,265	1,118,365
Hallador Energy Co. *	21,191	227,379
Halliburton Co.	419,164	10,906,647
Helix Energy Solutions Group, Inc. *	70,570	565,971
Helmerich & Payne, Inc.	44,341	1,400,732
Hess Corp.	131,269	18,250,329

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HF Sinclair Corp.	75,977	2,741,250
HighPeak Energy, Inc. (a)	11,338	154,537
Innovex International, Inc. *	14,876	231,768
International Seaways, Inc.	20,819	810,900
Kinder Morgan, Inc.	920,254	25,288,580
Kinetik Holdings, Inc., Class A	17,578	1,132,551
KLX Energy Services Holdings, Inc. *	8,329	44,060
Kodiak Gas Services, Inc.	18,430	862,155
Kosmos Energy Ltd. *	217,678	692,216
Liberty Energy, Inc., Class A	76,251	1,396,156
Lightbridge Corp. *	5,562	50,336
Magnolia Oil & Gas Corp., Class A	87,238	2,067,541
Mammoth Energy Services, Inc. *	10,739	32,110
Marathon Petroleum Corp.	152,741	22,255,891
Matador Resources Co.	54,610	3,167,380
Murphy Oil Corp.	67,275	1,791,533
Nabors Industries Ltd. *	3,829	219,095
NACCO Industries, Inc., Class A	1,966	62,185
Natural Gas Services Group, Inc. *	4,213	110,254
New Fortress Energy, Inc. (a)	57,892	868,380
NextDecade Corp. *	75,662	641,614
Noble Corp. PLC	62,160	1,992,228
Northern Oil & Gas, Inc.	46,016	1,654,275
NOV, Inc.	186,928	2,701,110
NPK International, Inc. *	32,811	227,052
Occidental Petroleum Corp.	320,860	14,968,119
Oceaneering International, Inc. *	48,506	1,205,374
Oil States International, Inc. *	29,052	147,584
ONEOK, Inc.	295,113	28,676,130
OPAL Fuels, Inc., Class A *	5,715	17,431
Ovintiv, Inc.	122,602	5,176,256
Par Pacific Holdings, Inc. *	26,679	446,073
Patterson-UTI Energy, Inc.	174,426	1,407,618
PBF Energy, Inc., Class A	48,089	1,407,084
Peabody Energy Corp.	61,147	1,109,818
Permian Resources Corp., Class A	297,487	4,358,185
Phillips 66	195,811	23,080,243
PHX Minerals, Inc.	18,580	70,047
PrimeEnergy Resources Corp. *	362	78,880
ProFrac Holding Corp., Class A *(a)	13,542	98,450
ProPetro Holding Corp. *	39,887	354,197
Range Resources Corp.	113,012	4,185,964
Ranger Energy Services, Inc., Class A	5,075	83,179
REX American Resources Corp. *	8,751	365,092
Riley Exploration Permian, Inc.	5,555	184,148
Ring Energy, Inc. *	96,457	125,394
RPC, Inc.	36,343	222,783
Sable Offshore Corp. *	29,933	746,230
SandRidge Energy, Inc.	12,685	150,317
Schlumberger NV	671,005	27,028,081
SEACOR Marine Holdings, Inc. *	10,252	69,509
Select Water Solutions, Inc.	48,335	604,187
Sitio Royalties Corp., Class A	35,149	707,901
SM Energy Co.	52,363	1,987,699
Smart Sand, Inc.	17,439	41,679
Solaris Energy Infrastructure, Inc.	16,327	445,564
Summit Midstream Corp. *	4,783	198,686
Talos Energy, Inc. *	63,295	627,886
Targa Resources Corp.	103,451	20,359,157
TechnipFMC PLC	202,977	6,099,459
TETRA Technologies, Inc. *	48,733	202,242
Texas Pacific Land Corp.	8,980	11,648,587
Tidewater, Inc. *	22,034	1,214,294
Transocean Ltd. *	388,820	1,524,174
Uranium Energy Corp. *	197,097	1,391,505
VAALCO Energy, Inc.	43,433	178,075
Valaris Ltd. *	31,641	1,516,870
Valero Energy Corp.	150,797	20,056,001
Viper Energy, Inc.	49,912	2,340,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Vital Energy, Inc. *	11,591	369,753
Vitesse Energy, Inc.	10,573	273,629
W&T Offshore, Inc.	41,992	65,508
Weatherford International PLC	35,131	2,211,496
Williams Cos., Inc.	580,385	32,170,741
World Kinect Corp.	27,459	776,266
		911,928,641

Equity Real Estate Investment Trusts (REITs) 2.3%
Acadia Realty Trust	58,151	1,339,799
Agree Realty Corp.	48,420	3,513,839
Alexander & Baldwin, Inc.	35,571	634,942
Alexander's, Inc.	964	183,112
Alexandria Real Estate Equities, Inc.	73,593	7,164,279
Alpine Income Property Trust, Inc.	4,623	77,944
American Assets Trust, Inc.	21,772	528,624
American Healthcare REIT, Inc.	73,517	2,079,796
American Homes 4 Rent, Class A	152,398	5,277,543
American Tower Corp.	222,699	41,188,180
Americold Realty Trust, Inc.	124,063	2,710,777
Apartment Investment & Management Co., Class A	64,227	580,612
Apple Hospitality REIT, Inc.	105,963	1,636,069
Armada Hoffler Properties, Inc.	38,123	372,843
AvalonBay Communities, Inc.	67,783	15,014,612
Bluerock Homes Trust, Inc. *	1,536	17,833
Braemar Hotels & Resorts, Inc.	24,766	63,153
Brandywine Realty Trust	80,539	442,159
Brixmor Property Group, Inc.	141,200	3,679,672
Broadstone Net Lease, Inc.	87,052	1,370,198
BRT Apartments Corp.	5,530	94,784
BXP, Inc.	69,070	5,051,780
Camden Property Trust	50,722	5,767,599
CareTrust REIT, Inc.	87,732	2,324,898
CBL & Associates Properties, Inc.	5,626	172,212
Centerspace	8,509	516,922
Chatham Lodging Trust	21,672	189,413
City Office REIT, Inc.	16,407	87,121
Clipper Realty, Inc.	5,283	21,555
Community Healthcare Trust, Inc.	10,035	198,994
COPT Defense Properties	51,553	1,517,720
Cousins Properties, Inc.	78,630	2,400,574
Crown Castle, Inc.	206,660	18,450,605
CTO Realty Growth, Inc.	15,942	312,941
CubeSmart	108,927	4,542,256
Curbline Properties Corp.	44,358	1,085,440
DiamondRock Hospitality Co.	99,179	870,792
Digital Realty Trust, Inc.	148,323	24,304,207
Diversified Healthcare Trust	100,000	248,000
Douglas Emmett, Inc.	82,507	1,514,829
Easterly Government Properties, Inc., Class A	48,425	550,108
EastGroup Properties, Inc.	23,581	3,999,809
Elme Communities	40,011	610,568
Empire State Realty Trust, Inc., Class A	64,131	613,092
EPR Properties	35,314	1,627,975
Equinix, Inc.	45,841	41,883,088
Equity Commonwealth *	82,535	143,611
Equity LifeStyle Properties, Inc.	92,206	6,034,883
Equity Residential	163,733	11,564,462
Essential Properties Realty Trust, Inc.	82,541	2,649,566
Essex Property Trust, Inc.	30,516	8,683,938
Extra Space Storage, Inc.	100,924	15,542,296
Farmland Partners, Inc.	21,207	247,486
Federal Realty Investment Trust	35,853	3,894,711
First Industrial Realty Trust, Inc.	62,130	3,317,121
Four Corners Property Trust, Inc.	48,097	1,319,301

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FrontView REIT, Inc.	7,000	120,680
Gaming & Leisure Properties, Inc.	131,430	6,359,898
Getty Realty Corp.	23,634	732,890
Gladstone Commercial Corp.	22,360	362,456
Gladstone Land Corp.	14,746	160,142
Global Medical REIT, Inc.	26,096	204,593
Global Net Lease, Inc.	94,810	681,684
Healthcare Realty Trust, Inc., Class A	167,026	2,797,685
Healthpeak Properties, Inc.	333,583	6,891,825
Highwoods Properties, Inc.	49,859	1,485,300
Host Hotels & Resorts, Inc.	332,660	5,558,749
Hudson Pacific Properties, Inc.	58,349	182,632
Independence Realty Trust, Inc.	109,856	2,110,334
Industrial Logistics Properties Trust	24,875	98,754
Innovative Industrial Properties, Inc.	14,899	1,067,960
InvenTrust Properties Corp.	35,216	1,047,324
Invitation Homes, Inc.	269,629	8,398,943
Iron Mountain, Inc.	139,058	14,124,121
JBG SMITH Properties	40,899	634,343
Kilroy Realty Corp.	50,004	1,951,156
Kimco Realty Corp.	320,122	7,186,739
Kite Realty Group Trust	102,603	2,375,259
Lamar Advertising Co., Class A	41,357	5,228,352
Lineage, Inc.	27,968	1,678,080
LTC Properties, Inc.	20,899	718,926
LXP Industrial Trust	139,647	1,161,863
Macerich Co.	115,916	2,408,734
Medical Properties Trust, Inc. (a)	311,951	1,463,050
Mid-America Apartment Communities, Inc.	56,083	8,557,144
Modiv Industrial, Inc., Class C	3,196	46,789
National Health Investors, Inc.	21,414	1,458,508
National Storage Affiliates Trust	32,600	1,211,090
NET Lease Office Properties *	6,279	200,426
NETSTREIT Corp.	38,339	555,149
New Century Financial Corp. *(b)	3,600	0
NexPoint Diversified Real Estate Trust	16,644	92,041
NexPoint Residential Trust, Inc.	9,644	380,745
NNN REIT, Inc.	90,810	3,577,006
Office Properties Income Trust	29,171	26,505
Omega Healthcare Investors, Inc.	129,881	4,813,390
One Liberty Properties, Inc.	6,163	158,204
Orion Office REIT, Inc.	25,500	103,275
Outfront Media, Inc.	65,436	1,204,022
Paramount Group, Inc.	85,678	418,965
Park Hotels & Resorts, Inc.	97,416	1,314,142
Peakstone Realty Trust	15,426	165,830
Pebblebrook Hotel Trust	53,690	704,950
Phillips Edison & Co., Inc.	58,983	2,142,852
Piedmont Office Realty Trust, Inc., Class A	59,125	516,753
Plymouth Industrial REIT, Inc.	16,461	276,545
Postal Realty Trust, Inc., Class A	7,337	96,555
PotlatchDeltic Corp.	33,248	1,487,183
Prologis, Inc.	440,917	52,579,352
Public Storage	74,917	22,361,226
Rayonier, Inc.	68,411	1,788,264
Realty Income Corp.	415,577	22,707,127
Regency Centers Corp.	77,593	5,574,281
Retail Opportunity Investments Corp.	60,063	1,049,301
Rexford Industrial Realty, Inc.	104,606	4,253,280
RLJ Lodging Trust	69,831	680,852
Ryman Hospitality Properties, Inc.	28,087	2,944,641
Sabra Health Care REIT, Inc.	108,814	1,818,282
Safehold, Inc.	21,044	341,123
Saul Centers, Inc.	5,768	210,647
SBA Communications Corp., Class A	50,999	10,075,362
Service Properties Trust	79,200	225,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Sila Realty Trust, Inc.	26,410	656,553
Simon Property Group, Inc.	145,636	25,320,275
SITE Centers Corp.	22,400	335,552
SL Green Realty Corp.	33,202	2,237,483
STAG Industrial, Inc.	85,177	2,911,350
Summit Hotel Properties, Inc.	47,221	316,853
Sun Communities, Inc.	57,204	7,236,306
Sunstone Hotel Investors, Inc.	101,945	1,155,037
Tanger, Inc.	52,925	1,736,998
Terreno Realty Corp.	47,203	3,088,020
UDR, Inc.	144,019	6,011,353
UMH Properties, Inc.	34,350	617,957
Uniti Group, Inc.	117,986	643,024
Universal Health Realty Income Trust	5,432	212,065
Urban Edge Properties	58,172	1,183,218
Ventas, Inc.	199,977	12,082,610
Veris Residential, Inc.	37,721	601,273
VICI Properties, Inc., Class A	499,074	14,857,433
Vornado Realty Trust	80,457	3,480,570
Welltower, Inc.	281,886	38,471,801
Weyerhaeuser Co.	347,200	10,631,264
Whitestone REIT	20,066	268,884
WP Carey, Inc.	103,178	5,768,682
Xenia Hotels & Resorts, Inc.	45,844	685,826
		634,051,029

Financial Services 8.5%
Acacia Research Corp. *	29,703	129,505
Acadian Asset Management, Inc.	14,000	348,880
ACRES Commercial Realty Corp. *	3,144	55,586
Advanced Flower Capital, Inc.	8,444	68,734
Affiliated Managers Group, Inc.	14,672	2,757,456
Affirm Holdings, Inc. *	117,691	7,187,389
AGNC Investment Corp.	422,911	4,216,423
Alerus Financial Corp.	11,281	238,480
Ally Financial, Inc.	131,106	5,109,201
AlTi Global, Inc. *	40,478	157,459
American Express Co.	264,888	84,088,696
Ameriprise Financial, Inc.	46,229	25,118,989
Angel Oak Mortgage REIT, Inc.	9,942	101,607
Annaly Capital Management, Inc.	270,269	5,516,190
Apollo Commercial Real Estate Finance, Inc.	61,373	543,765
Apollo Global Management, Inc.	212,485	36,330,685
Arbor Realty Trust, Inc. (a)	92,240	1,235,094
Ares Commercial Real Estate Corp.	22,535	127,548
ARES Management Corp., Class A	88,630	17,568,239
ARMOUR Residential REIT, Inc.	28,625	538,723
Artisan Partners Asset Management, Inc., Class A	32,819	1,466,681
Associated Capital Group, Inc., Class A	1,818	66,484
Atlanticus Holdings Corp. *	2,144	127,504
AvidXchange Holdings, Inc. *	89,883	952,760
Bakkt Holdings, Inc. *(a)	5,451	95,720
Bank of New York Mellon Corp.	345,214	29,664,239
Berkshire Hathaway, Inc., Class B *	872,144	408,747,728
Better Home & Finance Holding Co. *	4,257	43,336
BGC Group, Inc., Class A	171,274	1,633,954
Blackrock, Inc.	69,391	74,630,020
Blackstone Mortgage Trust, Inc., Class A	85,957	1,547,226
Blackstone, Inc.	343,702	60,873,061
Block, Inc. *	266,081	24,165,476
Blue Owl Capital, Inc., Class A	246,342	6,407,355
BM Technologies, Inc. *(a)	10,210	51,050
Bread Financial Holdings, Inc.	23,925	1,515,170

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bridge Investment Group Holdings, Inc., Class A	13,376	107,142
BrightSpire Capital, Inc., Class A	69,114	389,112
Cannae Holdings, Inc.	25,712	508,069
Cantaloupe, Inc. *	26,721	217,509
Capital One Financial Corp.	181,673	37,008,607
Carlyle Group, Inc.	101,156	5,680,921
Cass Information Systems, Inc.	5,702	234,865
Cboe Global Markets, Inc.	49,814	10,178,495
Charles Schwab Corp. (d)	705,607	58,367,811
Cherry Hill Mortgage Investment Corp.	15,001	49,353
Chicago Atlantic Real Estate Finance, Inc.	9,254	142,234
Chimera Investment Corp.	41,204	613,528
Claros Mortgage Trust, Inc.	50,991	168,270
CME Group, Inc.	171,426	40,545,678
Cohen & Steers, Inc.	12,467	1,104,950
Coinbase Global, Inc., Class A *	97,709	28,465,563
Consumer Portfolio Services, Inc. *	5,099	60,474
Corebridge Financial, Inc.	125,554	4,238,703
Corpay, Inc. *	32,992	12,553,126
Credit Acceptance Corp. *	3,121	1,584,750
Dave, Inc. *	3,855	369,386
Diamond Hill Investment Group, Inc.	1,364	204,655
DigitalBridge Group, Inc.	72,700	797,519
Discover Financial Services	119,261	23,982,194
Donnelley Financial Solutions, Inc. *	12,417	824,116
Dynex Capital, Inc.	37,657	499,708
Ellington Credit Co.	24,423	160,215
Ellington Financial, Inc.	43,305	543,911
Enact Holdings, Inc.	14,940	504,673
Encore Capital Group, Inc. *	12,761	631,669
Enova International, Inc. *	12,373	1,389,735
Equitable Holdings, Inc.	148,260	8,068,309
Essent Group Ltd.	51,848	3,020,146
Euronet Worldwide, Inc. *	20,230	1,992,655
Evercore, Inc., Class A	16,650	4,849,645
EVERTEC, Inc.	29,799	967,574
EZCORP, Inc., Class A *	25,151	302,064
FactSet Research Systems, Inc.	18,129	8,600,579
Federal Agricultural Mortgage Corp., Class C	4,622	914,139
Federated Hermes, Inc.	38,340	1,524,782
Fidelity National Information Services, Inc.	256,461	20,893,878
Finance of America Cos., Inc., Class A *	5,723	142,846
FirstCash Holdings, Inc.	18,911	2,064,136
Fiserv, Inc. *	270,755	58,493,910
Flywire Corp. *	51,215	989,986
Forge Global Holdings, Inc. *	45,163	34,776
Franklin BSP Realty Trust, Inc.	34,676	441,425
Franklin Resources, Inc.	150,755	3,352,791
GCM Grosvenor, Inc., Class A	19,770	267,290
Global Payments, Inc.	120,387	13,585,673
Goldman Sachs Group, Inc.	149,405	95,678,962
Great Elm Group, Inc. *	9,772	17,590
Green Dot Corp., Class A *	31,694	281,126
Guild Holdings Co., Class A	4,604	58,149
HA Sustainable Infrastructure Capital, Inc.	57,260	1,603,853
Hamilton Lane, Inc., Class A	20,510	3,264,782
Heritage Global, Inc. *	16,791	36,269
Houlihan Lokey, Inc., Class A	25,266	4,591,338
I3 Verticals, Inc., Class A *	10,325	256,989
Innventure, Inc. *(a)	15,812	194,488
SECURITY	NUMBER OF SHARES	VALUE ($)
Interactive Brokers Group, Inc., Class A	51,859	11,276,221
Intercontinental Exchange, Inc.	273,419	43,700,559
International Money Express, Inc. *	18,445	348,795
Invesco Ltd.	218,602	4,203,716
Invesco Mortgage Capital, Inc.	28,900	244,494
Jack Henry & Associates, Inc.	35,254	6,137,369
Jackson Financial, Inc., Class A	34,689	3,269,091
Janus Henderson Group PLC	59,917	2,692,071
Jefferies Financial Group, Inc.	77,140	5,931,295
KKR & Co., Inc.	321,497	53,712,504
KKR Real Estate Finance Trust, Inc.	24,272	242,235
Ladder Capital Corp., Class A	54,768	613,949
Lazard, Inc.	53,051	2,884,383
LendingClub Corp. *	52,098	702,802
LendingTree, Inc. *	6,556	294,561
loanDepot, Inc., Class A *	36,984	62,503
LPL Financial Holdings, Inc.	35,756	13,118,519
Lument Finance Trust, Inc.	24,035	63,933
Manhattan Bridge Capital, Inc.	7,727	43,271
MarketAxess Holdings, Inc.	18,220	4,019,879
Marqeta, Inc., Class A *	195,000	750,750
Mastercard, Inc., Class A	390,034	216,636,585
Medallion Financial Corp.	6,557	58,685
Merchants Bancorp	12,767	535,320
MFA Financial, Inc.	47,437	498,089
MGIC Investment Corp.	119,975	3,064,161
Moelis & Co., Class A	33,803	2,646,437
Moneylion, Inc. *	3,938	342,527
Moody's Corp.	74,197	37,056,950
Morgan Stanley	590,370	81,724,919
Morningstar, Inc.	12,943	4,253,588
Mr. Cooper Group, Inc. *	30,229	3,138,072
MSCI, Inc., Class A	37,215	22,208,796
Nasdaq, Inc.	197,272	16,243,376
Navient Corp.	37,356	510,657
NCR Atleos Corp. *	32,791	1,044,721
Nelnet, Inc., Class A	7,814	860,868
NerdWallet, Inc., Class A *	22,319	318,715
New York Mortgage Trust, Inc.	40,532	244,408
NewtekOne, Inc.	11,192	148,630
Nexpoint Real Estate Finance, Inc.	5,703	87,883
NMI Holdings, Inc., Class A *	36,089	1,393,757
Northern Trust Corp.	94,195	10,577,157
Old Market Capital Corp. *	6,032	39,087
OneMain Holdings, Inc.	55,886	3,103,908
Onity Group, Inc. *	3,090	111,611
Open Lending Corp., Class A *	30,000	181,500
Oppenheimer Holdings, Inc., Class A	3,500	240,870
OppFi, Inc.	7,166	98,246
Orchid Island Capital, Inc. (a)	47,755	398,754
P10, Inc., Class A	21,410	292,461
Paymentus Holdings, Inc., Class A *	8,752	279,714
Payoneer Global, Inc. *	120,097	1,273,028
PayPal Holdings, Inc. *	477,602	42,305,985
Paysign, Inc. *	9,553	25,411
PennyMac Financial Services, Inc.	14,754	1,544,596
PennyMac Mortgage Investment Trust	37,798	514,053
Perella Weinberg Partners, Class A	27,101	699,748
Piper Sandler Cos.	7,345	2,329,393
PJT Partners, Inc., Class A	11,152	1,839,745
PRA Group, Inc. *	21,991	486,221
Priority Technology Holdings, Inc. *	9,469	89,956
PROG Holdings, Inc.	19,924	851,751
Radian Group, Inc.	71,257	2,424,163
Raymond James Financial, Inc.	87,332	14,713,695
Ready Capital Corp.	79,762	530,417
Redwood Trust, Inc.	69,393	454,524

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regional Management Corp.	3,411	122,080
Remitly Global, Inc. *	70,377	1,653,859
Repay Holdings Corp., Class A *	32,506	242,820
Rithm Capital Corp.	243,881	2,807,070
Robinhood Markets, Inc., Class A *	338,850	17,603,257
Rocket Cos., Inc., Class A *	65,077	819,970
S&P Global, Inc.	151,061	78,764,716
Security National Financial Corp., Class A *	7,403	91,575
SEI Investments Co.	47,264	4,092,117
Seven Hills Realty Trust	5,666	74,225
Sezzle, Inc. *	1,400	327,614
Shift4 Payments, Inc., Class A *	32,081	3,844,908
Silvercrest Asset Management Group, Inc., Class A	3,213	59,441
SLM Corp.	103,311	2,883,410
SoFi Technologies, Inc. *	514,710	8,122,124
Starwood Property Trust, Inc.	149,917	2,900,894
State Street Corp.	139,124	14,137,781
StepStone Group, Inc., Class A	31,109	1,993,465
Stifel Financial Corp.	48,043	5,565,782
StoneX Group, Inc. *	14,075	1,541,494
Sunrise Realty Trust, Inc.	2,814	33,768
SWK Holdings Corp. *	1,451	23,579
Synchrony Financial	185,261	12,779,304
T. Rowe Price Group, Inc.	106,271	12,425,205
Toast, Inc., Class A *	197,183	8,068,728
TPG RE Finance Trust, Inc.	24,952	209,846
TPG, Inc.	41,767	2,808,831
Tradeweb Markets, Inc., Class A	55,578	7,052,848
Two Harbors Investment Corp.	51,925	662,044
U.S. Global Investors, Inc., Class A	6,234	15,336
Upstart Holdings, Inc. *	38,067	2,464,648
Usio, Inc. *	17,787	33,440
UWM Holdings Corp.	43,383	261,599
Velocity Financial, Inc. *	8,532	158,183
Victory Capital Holdings, Inc., Class A	21,725	1,437,760
Virtu Financial, Inc., Class A	38,843	1,556,051
Virtus Investment Partners, Inc.	2,899	578,351
Visa, Inc., Class A	822,263	281,049,493
Voya Financial, Inc.	46,953	3,333,193
Walker & Dunlop, Inc.	14,742	1,416,264
Waterstone Financial, Inc.	8,861	121,750
Western Union Co.	167,167	1,725,163
Westwood Holdings Group, Inc.	2,653	40,830
WEX, Inc. *	19,213	3,533,079
WisdomTree, Inc.	51,234	501,581
World Acceptance Corp. *	1,349	190,425
		2,394,909,443

Food, Beverage & Tobacco 2.1%
Alico, Inc.	2,213	68,360
Altria Group, Inc.	807,670	42,184,604
Archer-Daniels-Midland Co.	228,074	11,684,231
B&G Foods, Inc.	42,071	272,620
Beyond Meat, Inc. *(a)	28,812	114,095
Boston Beer Co., Inc., Class A *	4,323	1,083,646
Brown-Forman Corp., Class B	111,689	3,686,854
Bunge Global SA	65,637	4,996,945
Calavo Growers, Inc.	7,291	166,891
Cal-Maine Foods, Inc.	18,796	2,028,088
Campbell's Co.	93,546	3,626,778
Celsius Holdings, Inc. *	73,866	1,845,173
Coca-Cola Co.	1,844,404	117,082,766
Coca-Cola Consolidated, Inc.	2,804	3,834,806
Conagra Brands, Inc.	229,638	5,945,328
Constellation Brands, Inc., Class A	73,981	13,375,765
Darling Ingredients, Inc. *	74,463	2,789,384
SECURITY	NUMBER OF SHARES	VALUE ($)
Farmer Bros Co. *	11,781	20,381
Flowers Foods, Inc.	91,191	1,782,784
Fresh Del Monte Produce, Inc.	17,575	535,862
Freshpet, Inc. *	22,589	3,613,110
General Mills, Inc.	264,021	15,878,223
Hain Celestial Group, Inc. *	41,489	209,934
Hershey Co.	70,646	10,543,915
Hormel Foods Corp.	138,595	4,155,078
Ingredion, Inc.	31,040	4,235,098
J&J Snack Foods Corp.	7,048	967,197
J.M. Smucker Co.	51,213	5,474,158
John B Sanfilippo & Son, Inc.	3,955	286,105
Kellanova	127,347	10,408,070
Keurig Dr. Pepper, Inc.	534,203	17,147,916
Kraft Heinz Co.	418,352	12,483,624
Lamb Weston Holdings, Inc.	68,751	4,120,935
Lancaster Colony Corp.	9,454	1,595,268
Lifeway Foods, Inc. *	2,366	54,513
Limoneira Co.	7,226	166,632
Mama's Creations, Inc. *	16,154	124,386
McCormick & Co., Inc. - Non Voting Shares	120,078	9,273,624
MGP Ingredients, Inc.	7,544	272,565
Mission Produce, Inc. *	18,304	217,634
Molson Coors Beverage Co., Class B	83,443	4,568,504
Mondelez International, Inc., Class A	634,769	36,810,254
Monster Beverage Corp. *	334,004	16,269,335
National Beverage Corp.	13,170	553,798
PepsiCo, Inc.	652,403	98,310,608
Philip Morris International, Inc.	740,148	96,367,270
Pilgrim's Pride Corp. *	19,693	916,512
Post Holdings, Inc. *	22,311	2,368,536
Primo Brands Corp.	74,862	2,423,283
Seaboard Corp.	109	265,779
Seneca Foods Corp., Class A *	2,612	190,441
Simply Good Foods Co. *	42,953	1,632,214
SunOpta, Inc. *	43,000	315,190
Tootsie Roll Industries, Inc.	7,644	237,423
TreeHouse Foods, Inc. *	22,159	764,929
Turning Point Brands, Inc.	9,980	636,125
Tyson Foods, Inc., Class A	136,183	7,692,978
Universal Corp.	12,751	677,333
Utz Brands, Inc.	34,013	454,414
Vita Coco Co., Inc. *	18,490	692,266
Vital Farms, Inc. *	14,019	615,084
Westrock Coffee Co. *(a)	15,240	106,070
WK Kellogg Co.	36,277	601,835
Zevia PBC, Class A *	20,011	79,444
		591,902,971

Health Care Equipment & Services 4.5%
23andMe Holding Co., Class A *	13,371	41,450
Abbott Laboratories	825,290	105,579,350
Acadia Healthcare Co., Inc. *	43,513	1,962,871
Accolade, Inc. *	37,555	258,754
Accuray, Inc. *	36,635	81,696
AdaptHealth Corp., Class A *	56,230	608,409
Addus HomeCare Corp. *	8,398	1,051,094
agilon health, Inc. *	174,571	583,067
AirSculpt Technologies, Inc. *(a)	4,242	20,319
Align Technology, Inc. *	33,475	7,334,707
Alignment Healthcare, Inc. *	51,148	787,168
Alphatec Holdings, Inc. *	48,583	572,794
Amedisys, Inc. *	15,348	1,419,690
American Well Corp., Class A *	6,250	67,375
AMN Healthcare Services, Inc. *	17,098	470,537
AngioDynamics, Inc. *	16,851	192,270
Artivion, Inc. *	17,724	548,735

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Astrana Health, Inc. *	19,744	727,961
AtriCure, Inc. *	23,192	924,665
Avanos Medical, Inc. *	19,723	339,630
Aveanna Healthcare Holdings, Inc. *	23,737	109,190
Axogen, Inc. *	20,819	379,114
Baxter International, Inc.	243,278	7,921,132
Becton Dickinson & Co.	137,775	34,113,090
Biodesix, Inc. *	20,622	21,241
Bioventus, Inc., Class A *	28,832	307,926
Boston Scientific Corp. *	701,012	71,755,588
BrightSpring Health Services, Inc. *	25,000	590,000
Brookdale Senior Living, Inc. *	96,082	444,860
Butterfly Network, Inc. *	79,217	316,076
Cardinal Health, Inc.	115,481	14,280,380
Castle Biosciences, Inc. *	15,977	451,670
Cencora, Inc.	83,383	21,196,792
Centene Corp. *	240,810	15,419,064
Ceribell, Inc. *	7,386	169,952
Certara, Inc. *	51,767	736,644
Cerus Corp. *	76,254	142,595
Chemed Corp.	7,177	4,033,474
Cigna Group	132,313	38,927,808
ClearPoint Neuro, Inc. *	10,369	181,043
Clover Health Investments Corp., Class A *	212,274	931,883
Community Health Systems, Inc. *	51,561	164,995
Concentra Group Holdings Parent, Inc.	52,939	1,234,008
CONMED Corp.	14,231	1,021,501
Cooper Cos., Inc. *	94,748	9,147,919
CorVel Corp. *	13,077	1,514,970
Cross Country Healthcare, Inc. *	14,884	271,186
CVRx, Inc. *	5,810	92,844
CVS Health Corp.	598,814	33,821,015
DaVita, Inc. *	21,273	3,748,303
Definitive Healthcare Corp., Class A *	24,978	121,393
Delcath Systems, Inc. *	12,977	202,441
DENTSPLY SIRONA, Inc.	95,706	1,891,151
Dexcom, Inc. *	185,830	16,135,619
DocGo, Inc. *	50,278	245,859
Doximity, Inc., Class A *	60,693	3,586,956
Edwards Lifesciences Corp. *	280,163	20,297,809
ElectroCore, Inc. *	3,035	50,745
Electromed, Inc. *	3,594	123,634
Elevance Health, Inc.	110,358	43,668,661
Embecta Corp.	27,343	490,260
Encompass Health Corp.	48,343	4,799,010
Enhabit, Inc. *	23,015	193,326
Enovis Corp. *	26,222	1,231,910
Ensign Group, Inc.	26,838	3,748,195
Envista Holdings Corp. *	86,035	1,765,438
enVVeno Medical Corp. *	2,462	8,100
Evolent Health, Inc., Class A *	48,563	507,483
FONAR Corp. *	3,312	52,164
Fulgent Genetics, Inc. *	9,036	150,359
GE HealthCare Technologies, Inc.	218,058	19,254,521
GeneDx Holdings Corp. *	10,651	797,227
Glaukos Corp. *	25,838	4,042,097
Globus Medical, Inc., Class A *	53,888	4,996,495
GoodRx Holdings, Inc., Class A *	51,094	243,718
Guardant Health, Inc. *	58,617	2,753,827
Haemonetics Corp. *	23,730	1,638,557
HCA Healthcare, Inc.	86,557	28,556,020
Health Catalyst, Inc. *	26,200	147,506
HealthEquity, Inc. *	41,017	4,529,097
HealthStream, Inc.	10,329	337,242
HeartBeam, Inc. *	14,543	34,903
Henry Schein, Inc. *	58,819	4,705,520
Hims & Hers Health, Inc. *	93,755	3,495,186
SECURITY	NUMBER OF SHARES	VALUE ($)
Hologic, Inc. *	110,693	7,985,393
Humana, Inc.	57,015	16,718,508
ICU Medical, Inc. *	11,535	1,895,893
IDEXX Laboratories, Inc. *	38,864	16,402,551
Inari Medical, Inc. *	24,553	1,956,138
InfuSystem Holdings, Inc. *	10,655	86,199
Inogen, Inc. *	16,555	193,528
Inspire Medical Systems, Inc. *	14,056	2,719,836
Insulet Corp. *	33,434	9,307,357
Integer Holdings Corp. *	15,723	2,236,125
Integra LifeSciences Holdings Corp. *	35,974	938,921
Intuitive Surgical, Inc. *	169,417	96,886,194
iRadimed Corp.	3,278	194,090
iRhythm Technologies, Inc. *	14,707	1,600,857
Joint Corp. *	7,452	82,345
Kewaunee Scientific Corp. *	1,200	77,160
KORU Medical Systems, Inc. *	12,813	56,249
Labcorp Holdings, Inc.	39,683	9,912,813
Lantheus Holdings, Inc. *	33,515	3,100,473
LeMaitre Vascular, Inc.	9,238	895,439
LENSAR, Inc. *	11,846	131,491
LifeMD, Inc. *	20,209	112,564
LifeStance Health Group, Inc. *	73,312	584,297
LivaNova PLC *	25,025	1,249,999
Masimo Corp. *	21,076	3,672,071
McKesson Corp.	60,467	35,962,748
Medtronic PLC	610,749	55,468,224
Merit Medical Systems, Inc. *	27,482	2,992,240
Milestone Scientific, Inc. *	34,400	43,344
ModivCare, Inc. *	5,394	21,576
Molina Healthcare, Inc. *	27,174	8,435,081
Myomo, Inc. *	21,495	129,615
National HealthCare Corp.	6,222	638,813
National Research Corp.	6,098	101,654
Neogen Corp. *	93,023	1,066,044
NeoGenomics, Inc. *	59,570	851,851
NeuroPace, Inc. *	4,356	59,939
Nevro Corp. *	16,500	83,655
Novocure Ltd. *	46,100	1,130,372
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	985,416
OPKO Health, Inc. *(a)	185,881	282,539
Option Care Health, Inc. *	84,248	2,604,948
OraSure Technologies, Inc. *	30,500	122,610
Orchestra BioMed Holdings, Inc. *	12,514	65,573
Orthofix Medical, Inc. *	18,213	333,844
OrthoPediatrics Corp. *	7,124	170,976
Owens & Minor, Inc. *	33,542	477,638
PACS Group, Inc. *	17,234	250,410
Paragon 28, Inc. *	18,302	238,292
Patterson Cos., Inc.	36,821	1,139,610
Pediatrix Medical Group, Inc. *	44,894	627,618
Pennant Group, Inc. *	17,830	471,960
Penumbra, Inc. *	18,442	4,923,461
Performant Healthcare, Inc. *	24,843	58,629
Phreesia, Inc. *	26,389	751,031
Premier, Inc., Class A	49,019	1,110,771
Privia Health Group, Inc. *	49,235	1,125,020
PROCEPT BioRobotics Corp. *	25,602	1,856,145
Pro-Dex, Inc. *	1,916	72,751
Progyny, Inc. *	36,695	850,223
Pulmonx Corp. *	17,853	101,405
Pulse Biosciences, Inc. *(a)	6,773	141,759
Quest Diagnostics, Inc.	53,355	8,702,200
QuidelOrtho Corp. *	33,728	1,465,819
RadNet, Inc. *	30,538	1,999,323
ResMed, Inc.	70,190	16,577,474
Rockwell Medical, Inc. *	7,846	16,006

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RxSight, Inc. *	16,645	563,766
Sanara Medtech, Inc. *	1,654	60,090
Schrodinger, Inc. *	25,953	650,771
Select Medical Holdings Corp.	48,777	959,444
Semler Scientific, Inc. *	4,991	259,332
Senseonics Holdings, Inc. *	468,480	450,116
Sensus Healthcare, Inc. *	6,026	49,624
SI-BONE, Inc. *	19,218	322,094
Sight Sciences, Inc. *	12,929	36,201
Simulations Plus, Inc.	7,164	245,868
Solventum Corp. *	66,678	4,938,173
Sonida Senior Living, Inc. *	6,855	158,282
STAAR Surgical Co. *	24,350	589,027
Stereotaxis, Inc. *	22,696	54,924
STERIS PLC	46,931	10,355,325
Stryker Corp.	163,313	63,902,744
Surgery Partners, Inc. *	37,410	953,581
Surmodics, Inc. *	7,188	244,680
Tactile Systems Technology, Inc. *	10,021	175,468
Talkspace, Inc. *	88,164	273,308
Tandem Diabetes Care, Inc. *	31,215	1,156,828
Teladoc Health, Inc. *	78,002	792,500
Teleflex, Inc.	22,476	4,051,074
Tenet Healthcare Corp. *	44,997	6,339,627
TransMedics Group, Inc. *	15,824	1,068,911
Treace Medical Concepts, Inc. *	27,099	272,345
TruBridge, Inc. *	6,539	162,298
U.S. Physical Therapy, Inc.	7,360	652,906
UFP Technologies, Inc. *	3,430	942,084
UnitedHealth Group, Inc.	437,894	237,553,116
Universal Health Services, Inc., Class B	27,648	5,213,307
Utah Medical Products, Inc.	2,665	163,178
Varex Imaging Corp. *	17,095	234,885
Veeva Systems, Inc., Class A *	70,902	16,538,601
Viemed Healthcare, Inc. *	16,000	131,040
Vivani Medical, Inc. *	30,016	35,719
Waystar Holding Corp. *	23,041	926,018
Zimmer Biomet Holdings, Inc.	94,633	10,360,421
Zimvie, Inc. *	16,179	223,917
Zomedica Corp. *	412,334	50,676
Zynex, Inc. *(a)	7,546	59,161
		1,267,497,762

Household & Personal Products 1.1%
Beauty Health Co. *	59,555	99,457
BellRing Brands, Inc. *	60,798	4,702,725
Central Garden & Pet Co. *	4,564	166,540
Central Garden & Pet Co., Class A *	25,542	796,655
Church & Dwight Co., Inc.	116,544	12,297,723
Clorox Co.	58,811	9,332,130
Colgate-Palmolive Co.	387,889	33,629,976
Coty, Inc., Class A *	168,936	1,238,301
Edgewell Personal Care Co.	22,085	735,431
elf Beauty, Inc. *	27,006	2,698,169
Energizer Holdings, Inc.	31,376	1,066,470
Estee Lauder Cos., Inc., Class A	110,850	9,248,216
Herbalife Ltd. *	46,075	251,570
Honest Co., Inc. *	29,467	188,883
Interparfums, Inc.	8,373	1,180,760
Kenvue, Inc.	909,372	19,360,530
Kimberly-Clark Corp.	158,653	20,620,130
Lifevantage Corp.	7,299	154,447
Medifast, Inc. *	8,935	140,280
Natural Alternatives International, Inc. *	3,654	15,530
Natural Health Trends Corp.	6,750	33,818
Nature's Sunshine Products, Inc. *	4,762	66,239
SECURITY	NUMBER OF SHARES	VALUE ($)
Nu Skin Enterprises, Inc., Class A	41,239	270,115
Oil-Dri Corp. of America	7,070	297,081
Olaplex Holdings, Inc. *	49,924	77,881
Procter & Gamble Co.	1,120,468	185,986,483
Reynolds Consumer Products, Inc.	26,473	730,920
Spectrum Brands Holdings, Inc.	13,831	1,169,549
United-Guardian, Inc.	3,342	38,366
USANA Health Sciences, Inc. *	4,815	156,825
Veru, Inc. *	65,000	36,121
WD-40 Co.	6,185	1,453,166
		308,240,487

Insurance 2.2%
Abacus Life, Inc. *	6,000	46,740
Aflac, Inc.	237,199	25,470,429
Allstate Corp.	125,944	24,222,810
Ambac Financial Group, Inc. *	26,370	306,683
American Coastal Insurance Corp., Class C	16,093	196,174
American Financial Group, Inc.	34,067	4,652,190
American International Group, Inc.	296,152	21,814,556
AMERISAFE, Inc.	8,109	405,612
Aon PLC, Class A	102,953	38,177,031
Arch Capital Group Ltd.	178,105	16,576,232
Arthur J Gallagher & Co.	118,884	35,881,569
Assurant, Inc.	24,413	5,253,433
Assured Guaranty Ltd.	23,422	2,215,721
Axis Capital Holdings Ltd.	36,888	3,357,546
Baldwin Insurance Group, Inc., Class A *	31,502	1,290,007
Bowhead Specialty Holdings, Inc. *	6,739	217,872
Brighthouse Financial, Inc. *	29,722	1,834,145
Brown & Brown, Inc.	113,478	11,876,607
Chubb Ltd.	178,261	48,465,601
Cincinnati Financial Corp.	74,065	10,150,608
Citizens, Inc., Class A *(a)	24,606	121,308
CNA Financial Corp.	11,874	582,538
CNO Financial Group, Inc.	47,869	1,911,888
Crawford & Co., Class A	10,215	122,682
Donegal Group, Inc., Class A	6,507	96,499
eHealth, Inc. *	13,577	134,955
Employers Holdings, Inc.	11,659	573,156
Enstar Group Ltd. *	5,808	1,899,158
Erie Indemnity Co., Class A	11,903	4,796,314
Everest Group Ltd.	20,429	7,099,282
F&G Annuities & Life, Inc.	7,820	359,016
Fidelity National Financial, Inc.	123,139	7,162,996
First American Financial Corp.	47,799	3,021,853
Genworth Financial, Inc., Class A *	204,265	1,476,836
Globe Life, Inc.	40,441	4,937,442
GoHealth, Inc., Class A *	3,311	53,969
Goosehead Insurance, Inc., Class A	11,407	1,222,488
Greenlight Capital Re Ltd., Class A *	9,834	132,759
Hagerty, Inc., Class A *	15,234	147,617
Hanover Insurance Group, Inc.	16,809	2,573,290
Hartford Financial Services Group, Inc.	138,141	15,409,629
HCI Group, Inc.	4,137	504,424
Heritage Insurance Holdings, Inc. *	10,125	111,476
Hippo Holdings, Inc. *	7,344	205,632
Horace Mann Educators Corp.	17,846	689,391
ICC Holdings, Inc. *	5,650	130,402
Investors Title Co.	697	157,069
Kemper Corp.	28,377	1,906,367
Kingsway Financial Services, Inc. *	5,983	48,462
Kinsale Capital Group, Inc.	10,670	4,715,500
Lemonade, Inc. *	28,142	935,440
Lincoln National Corp.	80,886	2,843,952

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Loews Corp.	86,724	7,410,566
Markel Group, Inc. *	6,156	11,257,970
Marsh & McLennan Cos., Inc.	233,759	50,697,652
MBIA, Inc. *	22,069	156,911
Mercury General Corp.	13,587	677,176
MetLife, Inc.	276,136	23,888,525
NI Holdings, Inc. *	3,782	57,108
Old Republic International Corp.	109,561	4,007,741
Oscar Health, Inc., Class A *	100,415	1,666,889
Palomar Holdings, Inc. *	12,017	1,296,274
Primerica, Inc.	15,826	4,592,230
Principal Financial Group, Inc.	99,759	8,225,130
ProAssurance Corp. *	24,020	359,339
Progressive Corp.	278,818	68,711,908
Prudential Financial, Inc.	168,825	20,387,307
Reinsurance Group of America, Inc.	31,269	7,124,954
RenaissanceRe Holdings Ltd.	24,987	5,811,476
RLI Corp.	41,347	3,032,802
Root, Inc., Class A *	4,666	454,935
Ryan Specialty Holdings, Inc., Class A	50,143	3,338,521
Safety Insurance Group, Inc.	6,404	505,980
Selective Insurance Group, Inc.	28,852	2,427,319
Selectquote, Inc. *	83,804	361,195
SiriusPoint Ltd. *	44,279	644,702
Skyward Specialty Insurance Group, Inc. *	15,421	682,842
Stewart Information Services Corp.	13,159	857,835
Tiptree, Inc.	9,652	193,426
Travelers Cos., Inc.	108,192	26,526,515
Trupanion, Inc. *	16,359	776,071
TWFG, Inc. *	5,800	166,344
United Fire Group, Inc.	9,091	225,548
Universal Insurance Holdings, Inc.	15,138	292,769
Unum Group	79,247	6,042,584
W.R. Berkley Corp.	143,403	8,436,399
White Mountains Insurance Group Ltd.	1,179	2,278,370
Willis Towers Watson PLC	48,002	15,819,779
		607,888,448

Materials 2.3%
AdvanSix, Inc.	11,778	368,416
Air Products & Chemicals, Inc.	105,743	35,451,398
Albemarle Corp.	56,465	4,753,788
Alcoa Corp.	121,434	4,289,049
Alpha Metallurgical Resources, Inc. *	5,295	969,885
Alto Ingredients, Inc. *	33,727	54,975
Amcor PLC	684,848	6,656,723
American Battery Technology Co. *(a)	69,330	112,315
American Vanguard Corp.	11,255	69,556
AptarGroup, Inc.	31,207	4,904,180
Arcadium Lithium PLC *	523,923	3,007,318
Arq, Inc. *	12,500	78,000
Ascent Industries Co. *	4,646	52,453
Ashland, Inc.	24,102	1,530,236
ASP Isotopes, Inc. *(a)	30,711	176,588
Aspen Aerogels, Inc. *	39,036	456,331
ATI, Inc. *	66,916	3,820,234
Avery Dennison Corp.	37,999	7,057,554
Avient Corp.	42,722	1,832,774
Axalta Coating Systems Ltd. *	101,891	3,661,963
Balchem Corp.	15,726	2,515,531
Ball Corp.	141,954	7,906,838
Berry Global Group, Inc.	55,432	3,764,941
Cabot Corp.	25,607	2,214,237
Carpenter Technology Corp.	23,791	4,593,090
Celanese Corp., Class A	52,417	3,723,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Aluminum Co. *	22,913	418,850
CF Industries Holdings, Inc.	83,480	7,697,691
Chemours Co.	74,926	1,422,845
Clearwater Paper Corp. *	7,639	245,594
Cleveland-Cliffs, Inc. *	229,438	2,349,445
Coeur Mining, Inc. *	202,676	1,337,662
Commercial Metals Co.	53,599	2,599,015
Compass Minerals International, Inc.	21,363	249,093
Contango ORE, Inc. *	6,450	66,886
Core Molding Technologies, Inc. *	2,885	42,611
Corteva, Inc.	325,628	21,253,740
CRH PLC	323,780	32,063,933
Crown Holdings, Inc.	56,850	4,994,841
Dakota Gold Corp. *	24,511	54,414
Dow, Inc.	333,257	13,013,686
DuPont de Nemours, Inc.	198,844	15,271,219
Eagle Materials, Inc.	15,757	4,045,452
Eastman Chemical Co.	54,569	5,437,801
Ecolab, Inc.	119,886	29,994,278
Ecovyst, Inc. *	46,051	357,356
Element Solutions, Inc.	103,288	2,665,863
Flotek Industries, Inc. *	15,581	144,124
FMC Corp.	60,478	3,373,463
Freeport-McMoRan, Inc.	684,718	24,547,140
Friedman Industries, Inc.	2,834	42,992
Ginkgo Bioworks Holdings, Inc. *(a)	16,311	217,915
Graphic Packaging Holding Co.	140,335	3,849,389
Greif, Inc., Class A	14,564	891,608
Hawkins, Inc.	9,241	987,955
HB Fuller Co.	26,013	1,642,201
Hecla Mining Co.	292,621	1,662,087
Huntsman Corp.	81,401	1,369,979
Hycroft Mining Holding Corp. *	6,015	13,955
Idaho Strategic Resources, Inc. *	4,628	59,146
Ingevity Corp. *	17,756	805,235
Innospec, Inc.	11,817	1,339,457
International Flavors & Fragrances, Inc.	121,555	10,586,225
International Paper Co.	165,516	9,207,655
Intrepid Potash, Inc. *	3,965	104,240
Ivanhoe Electric, Inc. *	44,102	261,084
Kaiser Aluminum Corp.	6,881	481,670
Knife River Corp. *	26,236	2,717,525
Koppers Holdings, Inc.	10,777	320,724
Kronos Worldwide, Inc.	9,190	88,132
Linde PLC	226,637	101,107,298
Louisiana-Pacific Corp.	29,525	3,453,539
LSB Industries, Inc. *	21,659	182,802
LyondellBasell Industries NV, Class A	124,134	9,396,944
Magnera Corp. *	22,336	416,790
Martin Marietta Materials, Inc.	29,033	15,797,436
Materion Corp.	9,668	976,468
Mativ Holdings, Inc.	23,942	228,646
McEwen Mining, Inc. *	18,704	154,121
Mercer International, Inc.	18,274	122,984
Metallus, Inc. *	16,743	250,140
Minerals Technologies, Inc.	15,242	1,168,909
Mosaic Co.	153,175	4,272,051
MP Materials Corp. *	58,450	1,283,562
Myers Industries, Inc.	15,888	191,292
NewMarket Corp.	3,738	1,861,599
Newmont Corp.	539,737	23,057,565
Northern Technologies International Corp.	2,657	31,459
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	111,512	14,321,486
O-I Glass, Inc. *	72,227	862,390
Olin Corp.	54,947	1,609,398
Olympic Steel, Inc.	4,090	140,982

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Origin Materials, Inc. *	60,000	56,100
Orion SA	27,306	380,919
Packaging Corp. of America	42,718	9,084,410
Pactiv Evergreen, Inc.	23,506	416,996
Perimeter Solutions, Inc. *	64,240	803,000
Piedmont Lithium, Inc. *(a)	11,327	93,448
PPG Industries, Inc.	109,926	12,683,262
PureCycle Technologies, Inc. *	76,640	713,518
Quaker Chemical Corp.	6,333	894,093
Radius Recycling, Inc., Class A	11,633	139,712
Ramaco Resources, Inc., Class A	18,035	170,791
Ranpak Holdings Corp., Class A *	15,372	112,523
Rayonier Advanced Materials, Inc. *	26,864	214,912
Reliance, Inc.	26,008	7,529,316
Royal Gold, Inc.	32,206	4,503,043
RPM International, Inc.	61,058	7,729,943
Ryerson Holding Corp.	12,949	289,540
Scotts Miracle-Gro Co.	19,443	1,379,675
Sealed Air Corp.	69,473	2,419,745
Sensient Technologies Corp.	19,516	1,473,653
Sherwin-Williams Co.	110,266	39,492,871
Silgan Holdings, Inc.	37,619	2,069,797
Smith-Midland Corp. *	1,800	72,054
Smurfit WestRock PLC	234,173	12,432,245
Solitario Resources Corp. *	44,899	28,839
Sonoco Products Co.	47,045	2,241,224
Steel Dynamics, Inc.	67,766	8,687,601
Stepan Co.	9,304	589,781
Summit Materials, Inc., Class A *	56,571	2,959,229
SunCoke Energy, Inc.	44,951	422,090
Sylvamo Corp.	15,710	1,258,371
Tredegar Corp. *	10,770	84,544
TriMas Corp.	17,344	421,459
Trinseo PLC	19,239	79,649
Tronox Holdings PLC	62,743	644,371
U.S. Antimony Corp. *	59,275	101,953
U.S. Gold Corp. *	7,270	53,725
U.S. Lime & Minerals, Inc.	4,810	531,890
U.S. Steel Corp.	106,715	3,932,448
Valhi, Inc.	1,628	33,976
Vulcan Materials Co.	62,689	17,186,189
Warrior Met Coal, Inc.	24,646	1,300,569
Westlake Corp.	15,492	1,770,271
Worthington Steel, Inc.	16,439	477,553
		643,167,412

Media & Entertainment 8.4%
Alphabet, Inc., Class A	2,779,164	567,005,039
Alphabet, Inc., Class C	2,263,614	465,399,038
Altice USA, Inc., Class A *	153,791	432,153
AMC Entertainment Holdings, Inc., Class A *	173,192	538,627
AMC Networks, Inc., Class A *	15,598	150,209
Angi, Inc. *	46,987	84,577
Atlanta Braves Holdings, Inc., Class C *	22,692	879,315
Boston Omaha Corp., Class A *	8,359	121,540
Bumble, Inc., Class A *	43,000	348,730
Cable One, Inc.	2,387	725,672
Cardlytics, Inc. *	25,904	79,266
Cargurus, Inc. *	42,540	1,667,568
Cars.com, Inc. *	26,286	471,045
Charter Communications, Inc., Class A *	45,857	15,843,135
Cinemark Holdings, Inc. *	51,363	1,470,523
Clear Channel Outdoor Holdings, Inc. *	153,084	208,194
Comcast Corp., Class A	1,814,389	61,072,334
SECURITY	NUMBER OF SHARES	VALUE ($)
CuriosityStream, Inc.	23,041	59,676
DHI Group, Inc. *	17,605	49,822
EchoStar Corp., Class A *	59,196	1,637,361
Electronic Arts, Inc.	113,179	13,910,831
Emerald Holding, Inc.	6,732	30,294
Endeavor Group Holdings, Inc., Class A (a)	91,228	2,789,752
Entravision Communications Corp., Class A	34,841	74,908
Eventbrite, Inc., Class A *	44,108	139,822
EverQuote, Inc., Class A *	12,961	261,812
Fox Corp., Class A	164,400	8,413,992
fuboTV, Inc. *	226,286	914,195
Gaia, Inc., Class A *	10,263	57,678
Gannett Co., Inc. *	69,602	314,601
Getty Images Holdings, Inc. *(a)	18,585	47,392
Golden Matrix Group, Inc. *	8,251	14,233
Gray Media, Inc.	36,454	136,338
Grindr, Inc. *	10,471	186,803
Harte Hanks, Inc. *	3,347	18,040
IAC, Inc. *	32,541	1,377,461
Ibotta, Inc., Class A *	3,269	237,003
iHeartMedia, Inc., Class A *	47,000	104,340
Innovid Corp. *	78,373	243,740
Integral Ad Science Holding Corp. *	33,997	357,308
Interpublic Group of Cos., Inc.	179,127	5,135,571
IZEA Worldwide, Inc. *	8,623	21,558
John Wiley & Sons, Inc., Class A	18,846	771,367
Liberty Broadband Corp., Class C *	60,660	4,650,196
Liberty Media Corp.-Liberty Formula One, Class C *	116,118	11,112,493
Liberty Media Corp.-Liberty Live, Class C *	31,561	2,322,574
Lions Gate Entertainment Corp., Class A *	87,853	689,646
Lionsgate Studios Corp. *	16,000	114,720
Live Nation Entertainment, Inc. *	74,288	10,747,988
LiveOne, Inc. *	39,793	57,700
Madison Square Garden Entertainment Corp., Class A *	18,450	670,473
Madison Square Garden Sports Corp. *	7,599	1,670,792
Magnite, Inc. *	61,457	1,057,060
Marchex, Inc., Class B *	24,313	48,869
Marcus Corp.	10,398	209,208
Match Group, Inc.	121,291	4,330,089
MediaAlpha, Inc., Class A *	18,518	210,920
Mega Matrix, Inc. *	24,173	24,656
Meta Platforms, Inc., Class A	1,036,853	714,578,351
National CineMedia, Inc. *	44,303	291,957
Netflix, Inc. *	203,395	198,668,100
New York Times Co., Class A	77,421	4,203,960
News Corp., Class A	236,715	6,656,426
Nexstar Media Group, Inc., Class A	13,766	2,109,227
Nextdoor Holdings, Inc. *	113,778	298,098
Omnicom Group, Inc.	92,235	8,005,076
Outbrain, Inc. *	10,250	61,603
Paramount Global, Class B (a)	295,810	3,218,413
Pinterest, Inc., Class A *	283,340	9,338,886
Playstudios, Inc. *	40,501	70,877
Playtika Holding Corp.	30,485	218,577
PSQ Holdings, Inc. *	8,011	31,643
PubMatic, Inc., Class A *	19,401	293,343
QuinStreet, Inc. *	28,747	680,154
Reading International, Inc., Class B *	1,251	7,719
Reddit, Inc., Class A *	48,257	9,629,684
Reservoir Media, Inc. *	14,527	120,719
ROBLOX Corp., Class A *	253,954	18,048,511

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Roku, Inc. *	60,190	4,981,324
Rumble, Inc. *	43,205	534,878
Saga Communications, Inc., Class A	1,989	24,763
Scholastic Corp.	12,861	249,632
Shutterstock, Inc.	10,396	306,890
Sinclair, Inc.	15,351	224,892
Sirius XM Holdings, Inc.	108,071	2,594,785
Skillz, Inc., Class A *	6,303	41,915
Snap, Inc., Class A *	512,191	5,782,636
Sphere Entertainment Co. *	12,111	564,373
Stagwell, Inc., Class A *	44,700	278,928
Take-Two Interactive Software, Inc. *	77,729	14,419,507
TechTarget, Inc. *	11,292	192,303
TEGNA, Inc.	81,324	1,481,723
Thryv Holdings, Inc. *	20,334	356,048
TKO Group Holdings, Inc. *	31,747	4,927,452
Townsquare Media, Inc., Class A	6,366	56,530
Trade Desk, Inc., Class A *	212,821	25,257,596
Travelzoo *	4,020	79,717
TripAdvisor, Inc. *	59,400	1,043,064
TrueCar, Inc. *	41,115	141,436
Trump Media & Technology Group Corp. *(a)	42,707	1,360,645
Urban One, Inc., Class A *	12,237	16,520
Vimeo, Inc. *	71,535	480,000
Vivid Seats, Inc., Class A *	41,337	177,749
Walt Disney Co.	861,314	97,380,161
Warner Bros Discovery, Inc. *	1,066,209	11,131,222
Warner Music Group Corp., Class A	67,359	2,142,016
Webtoon Entertainment, Inc. *(a)	10,247	130,649
WideOpenWest, Inc. *	23,881	101,972
Yelp, Inc., Class A *	31,656	1,264,341
Zedge, Inc., Class B *	11,319	30,674
Ziff Davis, Inc. *	20,342	1,096,230
ZipRecruiter, Inc., Class A *	33,246	228,732
ZoomInfo Technologies, Inc., Class A *	131,117	1,349,194
		2,348,682,068

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
10X Genomics, Inc., Class A *	53,815	807,225
2seventy bio, Inc. *	41,139	109,430
89bio, Inc. *	62,094	596,102
AbbVie, Inc.	840,798	154,622,752
Abeona Therapeutics, Inc. *	23,850	132,129
Absci Corp. *(a)	39,263	145,666
ACADIA Pharmaceuticals, Inc. *	57,762	1,077,839
ACELYRIN, Inc. *	52,549	103,522
Achieve Life Sciences, Inc. *	8,279	27,072
Aclaris Therapeutics, Inc. *	33,079	82,036
Acumen Pharmaceuticals, Inc. *	9,845	14,768
Adaptive Biotechnologies Corp. *	49,118	380,664
Adicet Bio, Inc. *	30,000	26,550
ADMA Biologics, Inc. *	110,884	1,790,777
Adverum Biotechnologies, Inc. *	10,713	45,209
Agilent Technologies, Inc.	136,484	20,680,056
Agios Pharmaceuticals, Inc. *	27,110	932,313
Akebia Therapeutics, Inc. *	79,804	178,761
Akero Therapeutics, Inc. *	32,390	1,751,651
Aldeyra Therapeutics, Inc. *	19,049	99,817
Aligos Therapeutics, Inc. *	1,255	32,379
Alkermes PLC *	76,124	2,400,190
Allogene Therapeutics, Inc. *	71,083	127,949
Alnylam Pharmaceuticals, Inc. *	61,395	16,657,077
Alpha Teknova, Inc. *	7,000	61,880
Altimmune, Inc. *(a)	38,866	258,070
Amgen, Inc.	255,981	73,062,097
Amicus Therapeutics, Inc. *	125,964	1,206,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Amneal Pharmaceuticals, Inc. *	70,593	583,098
Amphastar Pharmaceuticals, Inc. *	19,039	663,890
Amylyx Pharmaceuticals, Inc. *	27,499	100,371
AnaptysBio, Inc. *	10,575	189,610
Anavex Life Sciences Corp. *(a)	46,710	433,002
ANI Pharmaceuticals, Inc. *	7,569	443,846
Anika Therapeutics, Inc. *	5,811	99,136
Anixa Biosciences, Inc. *	12,785	37,077
Annexon, Inc. *	40,232	154,491
Apellis Pharmaceuticals, Inc. *	51,868	1,504,691
Apogee Therapeutics, Inc. *	16,064	664,407
Applied Therapeutics, Inc. *	50,019	29,336
Aquestive Therapeutics, Inc. *	27,867	84,158
Arbutus Biopharma Corp. *	68,681	228,708
Arcellx, Inc. *	18,501	1,260,473
Arcturus Therapeutics Holdings, Inc. *	18,863	320,105
Arcus Biosciences, Inc. *	24,937	321,687
Arcutis Biotherapeutics, Inc. *	51,056	675,981
Ardelyx, Inc. *	111,347	596,820
ArriVent Biopharma, Inc. *	14,988	427,758
Arrowhead Pharmaceuticals, Inc. *	58,099	1,155,008
ARS Pharmaceuticals, Inc. *	23,670	308,183
Artiva Biotherapeutics, Inc. *(a)	7,000	35,560
Arvinas, Inc. *	31,695	558,149
Assembly Biosciences, Inc. *	2,704	37,883
Astria Therapeutics, Inc. *	18,061	141,959
Atara Biotherapeutics, Inc. *	1,643	14,590
Atea Pharmaceuticals, Inc. *	35,000	107,100
aTyr Pharma, Inc. *	39,689	153,200
Aura Biosciences, Inc. *	25,362	199,092
Avantor, Inc. *	325,570	7,253,700
Avid Bioservices, Inc. *	27,120	338,458
Avidity Biosciences, Inc. *	59,250	1,951,102
Avita Medical, Inc. *	10,054	91,491
Axsome Therapeutics, Inc. *	19,349	2,059,895
Azenta, Inc. *	23,499	1,270,121
Beam Therapeutics, Inc. *	33,904	878,792
Benitec Biopharma, Inc. *	9,000	103,410
Bicara Therapeutics, Inc. *(a)	11,159	140,827
BioAge Labs, Inc. *(a)	7,000	32,130
BioCryst Pharmaceuticals, Inc. *	103,077	814,308
Biogen, Inc. *	69,119	9,948,298
Biohaven Ltd. *	39,337	1,504,640
BioLife Solutions, Inc. *	17,453	476,554
BioMarin Pharmaceutical, Inc. *	90,078	5,707,342
Bio-Rad Laboratories, Inc., Class A *	9,115	3,289,421
Biote Corp., Class A *	7,115	36,215
Bio-Techne Corp.	76,030	5,592,006
Black Diamond Therapeutics, Inc. *	14,484	37,948
Bluebird Bio, Inc. *(a)	4,417	34,232
Blueprint Medicines Corp. *	29,853	3,359,358
Bridgebio Pharma, Inc. *	69,124	2,364,732
Bristol-Myers Squibb Co.	966,011	56,946,348
Bruker Corp.	52,321	3,042,466
C4 Therapeutics, Inc. *	40,958	142,124
Cabaletta Bio, Inc. *	50,606	120,948
Capricor Therapeutics, Inc. *(a)	23,201	348,943
CareDx, Inc. *	26,640	620,712
Cargo Therapeutics, Inc. *	19,853	71,471
Caribou Biosciences, Inc. *	46,922	67,098
Cartesian Therapeutics, Inc. *(a)	1,993	38,485
Catalyst Pharmaceuticals, Inc. *	55,477	1,251,561
Celcuity, Inc. *	12,719	151,992
Celldex Therapeutics, Inc. *	30,271	741,337
Century Therapeutics, Inc. *	34,816	28,573
CG oncology, Inc. *	25,004	751,870
Champions Oncology, Inc. *	6,854	75,325

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	24,088	3,968,739
Checkpoint Therapeutics, Inc. *	20,000	56,800
Chimerix, Inc. *	52,641	207,406
ChromaDex Corp. *	24,667	138,875
Cidara Therapeutics, Inc. *	1,340	24,891
Clearside Biomedical, Inc. *	20,216	18,801
Codexis, Inc. *	45,863	192,166
Cogent Biosciences, Inc. *	54,747	509,695
Coherus Biosciences, Inc. *	39,420	46,516
Collegium Pharmaceutical, Inc. *	14,303	459,412
Compass Therapeutics, Inc. *	42,767	137,710
Contineum Therapeutics, Inc., Class A *	3,500	34,265
Corbus Pharmaceuticals Holdings, Inc. *	4,813	47,119
Corcept Therapeutics, Inc. *	44,377	2,969,709
CorMedix, Inc. *	28,604	293,763
Corvus Pharmaceuticals, Inc. *	29,968	160,628
Crinetics Pharmaceuticals, Inc. *	44,309	1,785,653
CRISPR Therapeutics AG *	40,545	1,686,267
CryoPort, Inc. *	20,286	152,956
Cullinan Therapeutics, Inc. *	24,598	259,755
Cyteir Therapeutics, Inc. *(b)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	240,737
Cytokinetics, Inc. *	55,366	2,738,402
CytomX Therapeutics, Inc. *	24,817	21,094
Danaher Corp.	305,794	68,112,556
Day One Biopharmaceuticals, Inc. *	30,778	380,724
Denali Therapeutics, Inc. *	57,056	1,329,405
Design Therapeutics, Inc. *	15,000	72,750
DiaMedica Therapeutics, Inc. *	13,251	76,326
Dianthus Therapeutics, Inc. *	10,881	241,014
Disc Medicine, Inc. *	11,054	616,813
Dyadic International, Inc. *	16,336	24,341
Dynavax Technologies Corp. *	58,800	767,340
Dyne Therapeutics, Inc. *	37,318	530,662
Edgewise Therapeutics, Inc. *	26,965	755,559
Editas Medicine, Inc. *	39,120	51,247
Elanco Animal Health, Inc. *	232,326	2,794,882
Eledon Pharmaceuticals, Inc. *	29,987	135,541
Eli Lilly & Co.	374,821	304,009,817
Emergent BioSolutions, Inc. *	27,070	304,537
Enanta Pharmaceuticals, Inc. *	26,412	134,965
Enliven Therapeutics, Inc. *	13,153	287,525
Entrada Therapeutics, Inc. *	11,643	156,482
Erasca, Inc. *	127,969	241,861
Esperion Therapeutics, Inc. *	95,770	171,428
Eton Pharmaceuticals, Inc. *	13,239	234,066
Evolus, Inc. *	22,279	311,238
Exact Sciences Corp. *	88,427	4,956,333
Exelixis, Inc. *	137,563	4,560,213
EyePoint Pharmaceuticals, Inc. *	33,819	258,715
Fate Therapeutics, Inc. *	38,651	50,246
Foghorn Therapeutics, Inc. *	15,974	66,931
Fortrea Holdings, Inc. *	41,466	697,043
Galectin Therapeutics, Inc. *(a)	17,413	21,766
Geron Corp. *	246,465	707,355
Gilead Sciences, Inc.	593,381	57,676,633
Gossamer Bio, Inc. *	156,778	155,775
GRAIL, Inc. *(a)	12,100	366,388
Greenwich Lifesciences, Inc. *(a)	2,671	34,563
Gyre Therapeutics, Inc. *(a)	6,662	76,680
Halozyme Therapeutics, Inc. *	61,782	3,499,332
Harmony Biosciences Holdings, Inc. *	16,980	658,315
Harrow, Inc. *	14,898	457,667
Harvard Bioscience, Inc. *	14,274	24,409
Heron Therapeutics, Inc. *	69,211	117,659
Humacyte, Inc. *(a)	40,237	184,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Ideaya Biosciences, Inc. *	41,060	999,811
IGM Biosciences, Inc. *	12,921	19,511
Ikena Oncology, Inc. *	12,066	17,858
Illumina, Inc. *	75,689	10,046,958
Immuneering Corp., Class A *	12,000	23,280
Immunic, Inc. *	25,000	24,375
ImmunityBio, Inc. *(a)	69,586	240,072
Immunome, Inc. *	30,004	330,944
Immunovant, Inc. *	33,495	728,181
Incyte Corp. *	77,112	5,718,626
Inhibrx Biosciences, Inc. *	5,000	67,900
Innoviva, Inc. *	24,927	464,639
Inotiv, Inc. *	15,000	64,200
Inovio Pharmaceuticals, Inc. *	11,075	23,147
Inozyme Pharma, Inc. *	20,879	30,066
Insmed, Inc. *	85,944	6,581,592
Instil Bio, Inc. *	2,981	66,357
Intellia Therapeutics, Inc. *	48,444	499,942
Intra-Cellular Therapies, Inc. *	47,440	6,028,675
Ionis Pharmaceuticals, Inc. *	73,779	2,353,550
Iovance Biotherapeutics, Inc. *	108,846	636,749
IQVIA Holdings, Inc. *	81,807	16,472,658
Ironwood Pharmaceuticals, Inc., Class A *	89,328	209,028
iTeos Therapeutics, Inc. *	17,333	130,691
Janux Therapeutics, Inc. *	14,998	652,113
Jasper Therapeutics, Inc. *	5,689	34,475
Jazz Pharmaceuticals PLC *	28,462	3,539,819
Johnson & Johnson	1,145,399	174,272,458
KalVista Pharmaceuticals, Inc. *	18,163	161,832
Karyopharm Therapeutics, Inc. *	51,000	31,727
Keros Therapeutics, Inc. *	16,316	186,002
Kezar Life Sciences, Inc. *	6,335	41,051
Kodiak Sciences, Inc. *	15,730	100,672
Korro Bio, Inc. *(a)	3,147	107,376
Krystal Biotech, Inc. *	11,941	1,907,455
Kura Oncology, Inc. *	36,794	291,041
Kymera Therapeutics, Inc. *	21,904	867,179
Larimar Therapeutics, Inc. *	24,670	94,733
LENZ Therapeutics, Inc.	9,817	250,628
Lexeo Therapeutics, Inc. *	7,700	41,811
Lifecore Biomedical, Inc. *	18,427	109,456
Ligand Pharmaceuticals, Inc. *	9,005	1,049,533
Lineage Cell Therapeutics, Inc. *	68,183	40,958
Lipocine, Inc. *	2,942	12,709
Liquidia Corp. *	20,793	295,884
Lyell Immunopharma, Inc. *	162,864	96,139
MacroGenics, Inc. *	30,000	90,000
Madrigal Pharmaceuticals, Inc. *	8,297	2,777,836
MannKind Corp. *	128,873	746,175
Maravai LifeSciences Holdings, Inc., Class A *	69,631	343,281
MaxCyte, Inc. *	43,954	198,233
MBX Biosciences, Inc. *(a)	7,189	71,962
MediciNova, Inc. *	71,506	141,582
Medpace Holdings, Inc. *	12,263	4,281,626
MEI Pharma, Inc. *	4,822	13,694
Merck & Co., Inc.	1,203,732	118,952,796
Merrimack Pharmaceuticals, Inc. *(b)	5,681	170
Mersana Therapeutics, Inc. *	44,571	27,139
Mesa Laboratories, Inc.	2,622	361,023
Mettler-Toledo International, Inc. *	10,014	13,663,502
MiMedx Group, Inc. *	65,801	572,469
Mind Medicine MindMed, Inc. *	34,045	231,166
Mineralys Therapeutics, Inc. *	13,309	137,083
Mirum Pharmaceuticals, Inc. *	19,108	933,999
Moderna, Inc. *	161,968	6,384,779
Monte Rosa Therapeutics, Inc. *	26,927	179,334
Myriad Genetics, Inc. *	41,186	521,827

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Natera, Inc. *	62,526	11,062,100
Nektar Therapeutics, Class A *	99,411	82,243
Neumora Therapeutics, Inc. *	44,832	86,526
Neurocrine Biosciences, Inc. *	48,551	7,371,013
Neurogene, Inc. *	5,239	83,038
Novavax, Inc. *	80,744	701,665
Nurix Therapeutics, Inc. *	32,751	645,522
Nuvalent, Inc., Class A *	17,980	1,542,864
Nuvation Bio, Inc. *	134,296	310,224
Ocugen, Inc. *	170,254	123,843
Ocular Therapeutix, Inc. *	63,512	489,042
Olema Pharmaceuticals, Inc. *	26,228	160,253
Omeros Corp., Class B *	26,846	231,413
OmniAb, Inc. *	48,133	154,988
Organogenesis Holdings, Inc., Class A *	29,326	107,920
Organon & Co.	121,943	1,897,433
ORIC Pharmaceuticals, Inc. *	21,653	225,624
Oruka Therapeutics, Inc.	15,608	209,928
Ovid therapeutics, Inc. *	26,321	17,461
Pacific Biosciences of California, Inc. *(a)	118,754	182,881
Pacira BioSciences, Inc. *	23,777	626,048
PepGen, Inc. *	8,314	10,725
Perrigo Co. PLC	66,322	1,652,081
Personalis, Inc. *	22,941	119,752
Perspective Therapeutics, Inc. *	23,469	83,315
Pfizer, Inc.	2,694,916	71,469,172
Phathom Pharmaceuticals, Inc. *(a)	20,962	125,562
Phibro Animal Health Corp., Class A	8,185	178,515
Pliant Therapeutics, Inc. *	25,045	269,234
Praxis Precision Medicines, Inc. *	8,268	632,915
Precigen, Inc. *	67,713	91,413
Prestige Consumer Healthcare, Inc. *	23,185	1,779,912
Prime Medicine, Inc. *	33,688	94,326
Protagonist Therapeutics, Inc. *	28,025	1,059,345
Prothena Corp. PLC *	17,365	247,104
PTC Therapeutics, Inc. *	35,678	1,636,907
Puma Biotechnology, Inc. *	19,453	56,219
Pyxis Oncology, Inc. *	14,524	22,803
Q32 Bio, Inc. *(a)	1,220	3,697
Quanterix Corp. *	15,633	143,667
Quantum-Si, Inc. *	76,645	151,757
Rapport Therapeutics, Inc. *	4,000	65,640
Recursion Pharmaceuticals, Inc., Class A *	130,890	947,644
Regeneron Pharmaceuticals, Inc. *	50,074	33,698,801
REGENXBIO, Inc. *	18,814	151,829
Regulus Therapeutics, Inc. *	30,113	30,113
Relay Therapeutics, Inc. *	70,432	314,831
Renovaro, Inc. *	84,399	63,299
RenovoRx, Inc. *	49,232	67,448
Repligen Corp. *	24,733	4,110,872
Replimune Group, Inc. *	28,096	392,782
Revance Therapeutics, Inc. *	48,041	174,389
Reviva Pharmaceuticals Holdings, Inc. *	15,000	28,350
Revolution Medicines, Inc. *	81,561	3,503,045
Revvity, Inc.	57,923	7,305,828
Rezolute, Inc. *	22,757	119,474
Rhythm Pharmaceuticals, Inc. *	24,011	1,426,974
Rigel Pharmaceuticals, Inc. *	14,345	310,569
Rocket Pharmaceuticals, Inc. *	39,729	426,689
Roivant Sciences Ltd. *	207,765	2,312,424
Royalty Pharma PLC, Class A	181,655	5,736,665
Sage Therapeutics, Inc. *	24,082	174,595
Sagimet Biosciences, Inc., Class A *	15,000	66,000
Sana Biotechnology, Inc. *(a)	89,715	288,882
Sangamo Therapeutics, Inc. *	80,106	98,530
SECURITY	NUMBER OF SHARES	VALUE ($)
Sarepta Therapeutics, Inc. *	45,830	5,211,788
Savara, Inc. *	55,048	148,630
Scholar Rock Holding Corp. *	34,693	1,400,903
Scilex Holding Co. *(b)	30,357	9,378
scPharmaceuticals, Inc. *	7,807	25,919
Seer, Inc., Class A *	17,867	42,702
SELLAS Life Sciences Group, Inc. *(a)	16,238	26,306
Septerna, Inc. *	9,394	158,853
Sera Prognostics, Inc., Class A *	12,000	77,640
Seres Therapeutics, Inc. *	83,698	70,716
Shattuck Labs, Inc. *	20,881	24,222
SIGA Technologies, Inc.	17,097	102,240
Skye Bioscience, Inc. *	11,064	35,515
Soleno Therapeutics, Inc. *	13,430	674,589
Solid Biosciences, Inc. *	10,276	32,678
Sotera Health Co. *	69,426	951,830
Spero Therapeutics, Inc. *	28,565	24,469
SpringWorks Therapeutics, Inc. *	37,343	1,400,362
Spyre Therapeutics, Inc. *	25,536	587,073
Standard BioTools, Inc. *	70,000	108,500
Stoke Therapeutics, Inc. *	16,208	186,068
Summit Therapeutics, Inc. *	69,091	1,485,456
Supernus Pharmaceuticals, Inc. *	26,488	1,016,345
Sutro Biopharma, Inc. *	52,094	100,020
Syndax Pharmaceuticals, Inc. *	39,996	566,743
Tango Therapeutics, Inc. *	48,653	144,986
Tarsus Pharmaceuticals, Inc. *	17,277	928,812
Taysha Gene Therapies, Inc. *	124,333	186,500
Tectonic Therapeutic, Inc. *	4,711	255,054
Tenaya Therapeutics, Inc. *(a)	22,396	23,740
Terns Pharmaceuticals, Inc. *	37,305	166,380
TG Therapeutics, Inc. *	61,928	1,963,118
Theravance Biopharma, Inc. *	21,449	201,192
Thermo Fisher Scientific, Inc.	181,939	108,754,037
Third Harmonic Bio, Inc. *	11,232	59,080
Tourmaline Bio, Inc. *	8,869	142,436
Travere Therapeutics, Inc. *	36,451	745,787
Trevi Therapeutics, Inc. *	27,557	108,575
TScan Therapeutics, Inc. *	22,104	56,807
TuHURA Biosciences, Inc. *(a)	15,000	74,850
Twist Bioscience Corp. *	27,806	1,456,200
Tyra Biosciences, Inc. *	9,880	142,865
Ultragenyx Pharmaceutical, Inc. *	45,508	1,958,209
uniQure NV *	23,627	371,889
United Therapeutics Corp. *	21,294	7,477,814
Upstream Bio, Inc. *(a)	9,901	106,634
Vanda Pharmaceuticals, Inc. *	24,287	107,106
Vaxart, Inc. *	153,547	104,381
Vaxcyte, Inc. *	53,873	4,758,063
Ventyx Biosciences, Inc. *	30,926	62,161
Vera Therapeutics, Inc., Class A *	26,354	982,477
Veracyte, Inc. *	37,583	1,709,275
Verastem, Inc. *	21,159	128,647
Vericel Corp. *	23,544	1,378,266
Vertex Pharmaceuticals, Inc. *	122,382	56,501,322
Verve Therapeutics, Inc. *	28,192	214,541
Viatris, Inc.	566,662	6,391,947
Viking Therapeutics, Inc. *	53,084	1,738,501
Vir Biotechnology, Inc. *	49,897	518,929
Viridian Therapeutics, Inc. *	33,966	658,261
Vistagen Therapeutics, Inc. *	23,302	67,343
Voyager Therapeutics, Inc. *	25,228	137,493
Waters Corp. *	28,208	11,719,860
WaVe Life Sciences Ltd. *	56,206	650,303
West Pharmaceutical Services, Inc.	34,392	11,746,588
X4 Pharmaceuticals, Inc. *	42,386	29,674
XBiotech, Inc. *	10,477	36,250
Xencor, Inc. *	35,371	646,582

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xeris Biopharma Holdings, Inc. *	60,840	216,590
XOMA Royalty Corp. *	2,843	75,652
Y-mAbs Therapeutics, Inc. *	14,556	86,899
Zenas Biopharma, Inc. *(a)	7,000	56,140
Zentalis Pharmaceuticals, Inc. *	41,861	72,838
Zevra Therapeutics, Inc. *	22,339	175,138
Zoetis, Inc.	214,556	36,667,620
		1,705,118,994

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	71,680
Anywhere Real Estate, Inc. *	50,250	181,403
CBRE Group, Inc., Class A *	143,503	20,770,624
Compass, Inc., Class A *	209,485	1,518,766
CoStar Group, Inc. *	194,722	14,915,705
Cushman & Wakefield PLC *	111,185	1,533,241
Douglas Elliman, Inc. *	40,000	71,200
eXp World Holdings, Inc.	38,506	438,198
Forestar Group, Inc. *	9,724	232,015
FRP Holdings, Inc. *	5,956	181,896
Howard Hughes Holdings, Inc. *	14,474	1,105,379
InterGroup Corp. *	1,138	15,875
Jones Lang LaSalle, Inc. *	22,660	6,408,248
Kennedy-Wilson Holdings, Inc.	52,161	472,057
Marcus & Millichap, Inc.	11,056	421,897
Maui Land & Pineapple Co., Inc. *	3,498	70,415
Millrose Properties, Inc., Class A *(b)	58,990	652,429
Newmark Group, Inc., Class A	65,820	930,037
Offerpad Solutions, Inc. *	8,794	20,578
Opendoor Technologies, Inc. *	303,558	418,910
RE/MAX Holdings, Inc., Class A *	14,967	149,371
Redfin Corp. *	61,840	494,720
RMR Group, Inc., Class A	6,145	114,727
Seaport Entertainment Group, Inc. *	4,108	109,314
Seritage Growth Properties, Class A *	31,941	119,459
St. Joe Co.	18,058	868,590
Star Holdings *	6,000	53,340
Stratus Properties, Inc. *	3,398	65,547
Tejon Ranch Co. *	11,108	180,172
Zillow Group, Inc., Class C *	97,621	8,026,399
		60,612,192

Semiconductors & Semiconductor Equipment 9.5%
ACM Research, Inc., Class A *	22,189	455,984
Advanced Micro Devices, Inc. *	771,577	89,464,353
Aehr Test Systems *(a)	11,116	125,944
Allegro MicroSystems, Inc. *	62,273	1,500,157
Alpha & Omega Semiconductor Ltd. *	10,471	402,296
Ambarella, Inc. *	18,585	1,425,841
Amkor Technology, Inc.	53,364	1,313,288
Amtech Systems, Inc. *	6,347	32,052
Analog Devices, Inc.	236,168	50,041,637
Applied Materials, Inc.	392,337	70,757,978
Astera Labs, Inc. *	10,169	1,031,340
Atomera, Inc. *(a)	12,488	109,395
Axcelis Technologies, Inc. *	16,839	1,145,052
AXT, Inc. *	15,887	33,204
Broadcom, Inc.	2,222,190	491,703,981
CEVA, Inc. *	10,247	330,056
Cirrus Logic, Inc. *	24,858	2,496,738
Cohu, Inc. *	25,139	575,934
Credo Technology Group Holding Ltd. *	68,431	4,791,539
Diodes, Inc. *	23,096	1,362,202
Enphase Energy, Inc. *	64,726	4,031,135
Entegris, Inc.	70,919	7,201,115
Everspin Technologies, Inc. *	8,698	53,232
SECURITY	NUMBER OF SHARES	VALUE ($)
First Solar, Inc. *	50,983	8,540,672
FormFactor, Inc. *	35,591	1,425,420
GCT Semiconductor Holding, Inc. *	24,775	53,514
GSI Technology, Inc. *	8,052	22,546
Ichor Holdings Ltd. *	16,163	443,836
Impinj, Inc. *	10,626	1,348,333
indie Semiconductor, Inc., Class A *	89,545	367,134
Intel Corp.	2,050,174	39,834,881
inTEST Corp. *	4,591	42,008
KLA Corp.	63,568	46,928,440
Kopin Corp. *	125,849	218,977
Kulicke & Soffa Industries, Inc.	25,768	1,142,811
Lam Research Corp.	610,879	49,511,743
Lattice Semiconductor Corp. *	66,212	3,775,408
MACOM Technology Solutions Holdings, Inc. *	26,891	3,556,335
Marvell Technology, Inc.	411,552	46,447,759
MaxLinear, Inc. *	36,453	651,051
Microchip Technology, Inc.	255,191	13,856,871
Micron Technology, Inc.	527,825	48,158,753
MKS Instruments, Inc.	31,134	3,526,859
Monolithic Power Systems, Inc.	23,263	14,827,138
Navitas Semiconductor Corp., Class A *(a)	53,865	163,211
NVE Corp.	3,335	238,986
NVIDIA Corp.	11,667,774	1,400,949,624
NXP Semiconductors NV	120,952	25,224,540
ON Semiconductor Corp. *	203,248	10,638,000
Onto Innovation, Inc. *	23,662	4,845,031
PDF Solutions, Inc. *	14,956	416,674
Penguin Solutions, Inc. *	26,108	529,470
Photronics, Inc. *	31,345	720,622
Power Integrations, Inc.	27,802	1,732,621
Qorvo, Inc. *	45,909	3,809,529
QUALCOMM, Inc.	528,370	91,371,024
QuickLogic Corp. *	7,578	62,215
Rambus, Inc. *	50,344	3,102,197
Rigetti Computing, Inc. *(a)	89,492	1,178,610
Semtech Corp. *	41,384	2,771,073
Silicon Laboratories, Inc. *	15,681	2,126,187
SiTime Corp. *	9,068	1,851,686
SkyWater Technology, Inc. *	12,405	128,144
Skyworks Solutions, Inc.	75,428	6,694,989
SolarEdge Technologies, Inc. *(a)	34,149	447,352
Synaptics, Inc. *	19,574	1,661,833
Teradyne, Inc.	77,541	8,978,472
Texas Instruments, Inc.	434,027	80,125,724
Ultra Clean Holdings, Inc. *	21,314	785,847
Universal Display Corp.	21,543	3,229,727
Veeco Instruments, Inc. *	24,931	632,749
Wolfspeed, Inc. *	74,195	454,815
		2,669,935,894

Software & Services 11.4%
8x8, Inc. *	70,702	197,966
A10 Networks, Inc.	35,602	698,155
Accenture PLC, Class A	297,332	114,457,953
ACCESS Newswire, Inc. *	1,318	13,259
ACI Worldwide, Inc. *	49,858	2,669,896
Adeia, Inc.	56,866	730,728
Adobe, Inc. *	209,384	91,595,031
Agilysys, Inc. *	10,163	916,906
Airship AI Holdings, Inc., Class A *(a)	8,888	39,729
Akamai Technologies, Inc. *	71,284	7,121,272
Alarm.com Holdings, Inc. *	22,683	1,376,178
Alkami Technology, Inc. *	31,929	1,110,810
Altair Engineering, Inc., Class A *	27,822	3,070,158
Amplitude, Inc., Class A *	38,091	463,948

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ANSYS, Inc. *	41,434	14,522,617
Appfolio, Inc., Class A *	11,258	2,633,359
Appian Corp., Class A *	21,338	748,750
Applied Digital Corp. *(a)	81,794	582,373
AppLovin Corp., Class A *	102,280	37,801,665
Arteris, Inc. *	9,920	105,350
Asana, Inc., Class A *	40,781	870,267
ASGN, Inc. *	21,209	1,870,846
Aspen Technology, Inc. *	12,662	3,337,070
Atlassian Corp., Class A *	76,969	23,612,550
AudioEye, Inc. *	4,308	81,594
Aurora Innovation, Inc. *	486,131	3,305,691
Autodesk, Inc. *	102,144	31,801,513
AvePoint, Inc. *	47,367	889,552
Backblaze, Inc., Class A *	18,678	113,002
Bentley Systems, Inc., Class B	72,575	3,378,366
BigBear.ai Holdings, Inc. *(a)	49,665	210,580
BigCommerce Holdings, Inc. *	30,500	185,745
Bill Holdings, Inc. *	46,100	4,461,097
Blackbaud, Inc. *	18,090	1,395,643
BlackLine, Inc. *	23,896	1,525,760
Blend Labs, Inc., Class A *	109,476	421,483
Box, Inc., Class A *	67,671	2,259,535
Braze, Inc., Class A *	30,857	1,418,805
Brightcove, Inc. *	15,409	68,416
C3.ai, Inc., Class A *	53,976	1,692,148
Cadence Design Systems, Inc. *	130,354	38,795,957
CCC Intelligent Solutions Holdings, Inc. *	195,975	2,177,282
Cerence, Inc. *	24,000	299,040
Cipher Mining, Inc. *	115,715	663,047
Cleanspark, Inc. *(a)	119,128	1,243,696
Clear Secure, Inc., Class A	45,219	1,070,334
Clearwater Analytics Holdings, Inc., Class A *	91,587	2,579,090
Cloudflare, Inc., Class A *	145,108	20,082,947
Cognizant Technology Solutions Corp., Class A	236,411	19,529,913
Commvault Systems, Inc. *	20,747	3,304,167
Confluent, Inc., Class A *	121,744	3,613,362
Consensus Cloud Solutions, Inc. *	8,336	236,076
Core Scientific, Inc. *	131,101	1,608,609
CoreCard Corp. *	2,218	51,258
Couchbase, Inc. *	21,729	385,472
Crowdstrike Holdings, Inc., Class A *	110,841	44,122,477
CS Disco, Inc. *	11,500	57,960
CSP, Inc.	5,818	116,244
Daily Journal Corp. *	412	168,961
Datadog, Inc., Class A *	148,442	21,184,158
Digimarc Corp. *	9,106	333,917
Digital Turbine, Inc. *	62,036	162,534
DigitalOcean Holdings, Inc. *	30,236	1,254,189
DocuSign, Inc., Class A *	96,460	9,330,576
Dolby Laboratories, Inc., Class A	27,945	2,339,835
Domo, Inc., Class B *	16,000	135,520
DoubleVerify Holdings, Inc. *	69,812	1,438,825
Dropbox, Inc., Class A *	107,710	3,462,876
D-Wave Quantum, Inc. *(a)	83,310	494,861
DXC Technology Co. *	89,958	1,953,888
Dynatrace, Inc. *	142,222	8,213,320
E2open Parent Holdings, Inc. *	113,579	298,713
eGain Corp. *	7,634	46,567
Elastic NV *	40,854	4,599,343
Enfusion, Inc., Class A *	18,455	205,958
EPAM Systems, Inc. *	26,937	6,840,920
EverCommerce, Inc. *	12,868	130,482
Expensify, Inc., Class A *	35,000	125,300
Fair Isaac Corp. *	11,566	21,669,595
Fastly, Inc., Class A *	57,803	605,197
SECURITY	NUMBER OF SHARES	VALUE ($)
Five9, Inc. *	37,138	1,522,287
Fortinet, Inc. *	302,434	30,509,542
Freshworks, Inc., Class A *	87,065	1,619,409
Gartner, Inc. *	36,598	19,866,492
Gen Digital, Inc.	258,347	6,952,118
Gitlab, Inc., Class A *	55,818	4,061,318
GoDaddy, Inc., Class A *	66,992	14,245,849
Grid Dynamics Holdings, Inc. *	30,774	695,185
Guidewire Software, Inc. *	39,330	8,309,249
Hackett Group, Inc.	12,220	377,354
HashiCorp, Inc., Class A *	72,784	2,489,213
HubSpot, Inc. *	24,500	19,098,485
Hut 8 Corp. *	43,655	946,877
Informatica, Inc., Class A *	38,229	981,721
Information Services Group, Inc.	16,112	49,303
Intapp, Inc. *	24,069	1,715,879
Intellicheck, Inc. *	12,962	34,349
InterDigital, Inc.	12,742	2,331,531
International Business Machines Corp.	439,947	112,494,448
Intuit, Inc.	133,353	80,213,163
Jamf Holding Corp. *	29,817	450,535
Kaltura, Inc. *	33,164	83,573
Klaviyo, Inc., Class A *	37,052	1,704,763
Kyndryl Holdings, Inc. *	108,918	4,134,527
LiveRamp Holdings, Inc. *	30,335	1,031,390
Logility Supply Chain Solutions, Inc., Class A	13,798	194,828
Manhattan Associates, Inc. *	29,032	6,055,785
MARA Holdings, Inc. *	150,476	2,759,730
Matterport, Inc. *	145,059	755,757
Meridianlink, Inc. *	14,846	285,785
Microsoft Corp.	3,536,549	1,467,880,028
MicroStrategy, Inc., Class A *	91,304	30,567,666
Mitek Systems, Inc. *	18,641	190,138
MongoDB, Inc., Class A *	35,201	9,621,137
N-able, Inc. *	29,867	289,411
nCino, Inc. *	45,500	1,547,455
NCR Voyix Corp. *	66,187	813,438
NextNav, Inc. *	32,844	408,251
Nutanix, Inc., Class A *	118,651	8,159,036
Okta, Inc. *	77,565	7,308,174
Olo, Inc., Class A *	54,208	400,055
ON24, Inc. *	17,135	118,060
OneSpan, Inc.	14,940	287,446
Onestream, Inc. *	19,952	594,171
Ooma, Inc. *	9,711	139,547
Oracle Corp.	764,589	130,026,005
PagerDuty, Inc. *	46,858	867,810
Palantir Technologies, Inc., Class A *	974,941	80,422,883
Palo Alto Networks, Inc. *	311,430	57,433,921
Pegasystems, Inc.	21,368	2,313,941
Phunware, Inc. *(a)	10,000	39,700
Porch Group, Inc. *	59,548	264,989
Procore Technologies, Inc. *	50,538	4,020,803
Progress Software Corp.	20,511	1,175,896
PROS Holdings, Inc. *	18,413	434,915
PTC, Inc. *	56,712	10,972,638
Q2 Holdings, Inc. *	28,358	2,698,831
Qualys, Inc. *	17,368	2,421,273
Quantum Computing, Inc. *(a)	30,573	317,348
QXO, Inc.	121,772	1,618,350
Rackspace Technology, Inc. *	28,860	75,902
Rapid7, Inc. *	29,867	1,150,477
Red Violet, Inc.	5,306	193,138
Rekor Systems, Inc. *(a)	22,007	44,674
ReposiTrak, Inc. (a)	6,299	133,098
Research Solutions, Inc. *	18,069	69,385
Rimini Street, Inc. *	21,843	62,908

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RingCentral, Inc., Class A *	37,195	1,295,130
Riot Platforms, Inc. *	134,469	1,597,492
Roper Technologies, Inc.	51,102	29,416,866
Rubrik, Inc., Class A *	32,435	2,376,512
Salesforce, Inc.	454,834	155,416,778
Samsara, Inc., Class A *	101,532	5,228,898
SecureWorks Corp., Class A *	5,067	43,120
SEMrush Holdings, Inc., Class A *	17,212	300,177
SentinelOne, Inc., Class A *	138,435	3,315,518
ServiceNow, Inc. *	97,947	99,747,266
Snowflake, Inc., Class A *	159,394	28,931,605
SolarWinds Corp.	25,785	383,681
SoundHound AI, Inc., Class A *(a)	156,830	2,219,144
Sprinklr, Inc., Class A *	57,049	508,307
Sprout Social, Inc., Class A *	26,923	879,574
SPS Commerce, Inc. *	17,439	3,220,634
SRAX, Inc. *(b)	9,789	46
Synopsys, Inc. *	72,973	38,345,852
Telos Corp. *	25,409	79,022
Tenable Holdings, Inc. *	57,298	2,468,971
Teradata Corp. *	48,935	1,561,516
Terawulf, Inc. *	152,220	726,089
TSS, Inc. *	12,384	178,453
Twilio, Inc., Class A *	72,858	10,679,526
Tyler Technologies, Inc. *	20,270	12,195,243
UiPath, Inc., Class A *	200,195	2,846,773
Unisys Corp. *	28,890	192,407
Unity Software, Inc. *	138,226	3,068,617
Upland Software, Inc. *	22,775	95,655
Varonis Systems, Inc., Class B *	52,574	2,384,757
Verint Systems, Inc. *	32,647	828,581
VeriSign, Inc. *	39,445	8,480,675
Veritone, Inc. *(a)	20,000	61,000
Vertex, Inc., Class A *	24,634	1,422,613
Viant Technology, Inc., Class A *	10,390	229,931
Weave Communications, Inc. *	21,621	352,855
WM Technology, Inc. *	40,927	56,479
Workday, Inc., Class A *	101,071	26,486,666
Workiva, Inc., Class A *	23,701	2,327,912
Xperi, Inc. *	20,285	182,971
Yext, Inc. *	46,726	307,457
Zeta Global Holdings Corp., Class A *	99,752	1,830,449
Zoom Communications, Inc., Class A *	124,336	10,809,772
Zscaler, Inc. *	45,038	9,124,248
Zuora, Inc., Class A *	68,121	679,848
		3,212,626,661

Technology Hardware & Equipment 8.0%
908 Devices, Inc. *	20,374	50,935
ADTRAN Holdings, Inc. *	33,081	343,050
Advanced Energy Industries, Inc.	18,358	2,112,639
Aeva Technologies, Inc. *	12,000	50,880
Airgain, Inc. *	7,096	48,750
Amphenol Corp., Class A	573,004	40,557,223
Apple, Inc.	7,190,115	1,696,867,140
Applied Optoelectronics, Inc. *	20,315	567,195
Arista Networks, Inc. *	491,427	56,627,133
Arlo Technologies, Inc. *	48,708	570,371
Arrow Electronics, Inc. *	24,411	2,845,102
AstroNova, Inc. *	4,083	47,363
Aviat Networks, Inc. *	4,936	94,031
Avnet, Inc.	41,153	2,125,964
Badger Meter, Inc.	13,674	2,925,005
Bel Fuse, Inc., Class B	5,365	435,101
Belden, Inc.	19,416	2,261,381
Benchmark Electronics, Inc.	17,566	749,366
Calix, Inc. *	27,533	1,092,509
SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	62,999	12,545,621
Ciena Corp. *	68,132	5,937,022
Cisco Systems, Inc.	1,896,221	114,910,993
Clearfield, Inc. *	5,453	198,980
Climb Global Solutions, Inc.	1,603	203,148
Cognex Corp.	82,622	3,296,618
Coherent Corp. *	73,757	6,674,271
CommScope Holding Co., Inc. *	119,462	603,283
CompoSecure, Inc., Class A	18,876	300,883
Corning, Inc.	365,116	19,015,241
Corsair Gaming, Inc. *	16,656	152,569
CPI Card Group, Inc. *	1,805	51,930
Crane NXT Co.	22,746	1,455,062
CTS Corp.	13,417	685,475
Daktronics, Inc. *	23,711	389,097
Dell Technologies, Inc., Class C	146,486	15,175,950
Diebold Nixdorf, Inc. *	17,287	748,354
Digi International, Inc. *	17,947	560,844
Eastman Kodak Co. *	29,007	214,362
ePlus, Inc. *	12,538	1,001,786
Evolv Technologies Holdings, Inc. *	65,781	263,782
Extreme Networks, Inc. *	61,060	965,359
F5, Inc. *	27,674	8,226,373
Fabrinet *	16,984	3,672,111
FARO Technologies, Inc. *	8,279	262,610
Flex Ltd. *	186,059	7,749,357
Frequency Electronics, Inc.	4,719	78,949
Genasys, Inc. *	20,918	63,800
Harmonic, Inc. *	56,948	642,373
Hewlett Packard Enterprise Co.	617,607	13,087,092
HP, Inc.	455,184	14,793,480
Identiv, Inc. *	8,288	28,676
Immersion Corp.	13,101	109,655
Infinera Corp. *	103,973	688,301
Inseego Corp. *	4,205	50,923
Insight Enterprises, Inc. *	12,732	2,199,453
Intevac, Inc. *	11,887	41,842
IonQ, Inc. *	92,366	3,647,533
IPG Photonics Corp. *	13,349	978,882
Itron, Inc. *	20,969	2,251,232
Jabil, Inc.	53,441	8,679,353
Juniper Networks, Inc.	158,375	5,520,952
Key Tronic Corp. *	4,943	18,042
Keysight Technologies, Inc. *	82,421	14,699,785
Kimball Electronics, Inc. *	10,963	199,307
Knowles Corp. *	40,205	761,081
KVH Industries, Inc. *	5,414	33,080
Lantronix, Inc. *	11,128	43,733
LightPath Technologies, Inc., Class A *	24,173	72,519
Lightwave Logic, Inc. *(a)	55,237	99,427
Littelfuse, Inc.	11,551	2,753,296
Lumentum Holdings, Inc. *	32,261	2,744,121
Methode Electronics, Inc.	15,172	171,747
MicroVision, Inc. *(a)	167,237	265,907
Mirion Technologies, Inc., Class A *	90,569	1,434,613
Motorola Solutions, Inc.	79,365	37,242,026
M-Tron Industries, Inc. *	2,643	155,673
Napco Security Technologies, Inc.	18,552	680,858
Neonode, Inc. *	4,440	37,784
NetApp, Inc.	96,581	11,792,540
NETGEAR, Inc. *	13,065	361,247
NetScout Systems, Inc. *	32,036	763,738
nLight, Inc. *	20,404	227,913
Novanta, Inc. *	16,893	2,528,206
Ondas Holdings, Inc. *	32,000	56,000
One Stop Systems, Inc. *	12,911	47,254
OSI Systems, Inc. *	7,329	1,439,709
Ouster, Inc. *	21,483	213,971

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PAR Technology Corp. *	16,480	1,196,283
PC Connection, Inc.	5,698	422,906
Plexus Corp. *	12,972	1,838,262
Powerfleet, Inc. NJ *	54,255	320,647
Pure Storage, Inc., Class A *	148,029	10,034,886
Quantum Corp. *(a)	2,500	56,000
Red Cat Holdings, Inc. *(a)	30,059	264,219
Research Frontiers, Inc. *	21,870	33,680
RF Industries Ltd. *	7,044	36,840
Ribbon Communications, Inc. *	38,255	156,845
Richardson Electronics Ltd.	5,554	73,313
Rogers Corp. *	8,205	763,475
Sanmina Corp. *	26,460	2,215,496
ScanSource, Inc. *	10,228	428,042
Seagate Technology Holdings PLC	100,335	9,668,281
SmartRent, Inc. *	88,649	130,314
Super Micro Computer, Inc. *	240,923	6,871,124
TD SYNNEX Corp.	35,703	5,088,035
TE Connectivity PLC	142,438	21,076,551
Teledyne Technologies, Inc. *	22,160	11,331,073
TransAct Technologies, Inc. *	3,397	15,219
Trimble, Inc. *	115,703	8,673,097
TTM Technologies, Inc. *	50,171	1,233,705
Turtle Beach Corp. *	12,904	229,046
Ubiquiti, Inc.	2,218	895,052
Viasat, Inc. *	45,366	436,421
Viavi Solutions, Inc. *	109,669	1,320,415
Vishay Intertechnology, Inc.	52,318	885,744
Vishay Precision Group, Inc. *	5,394	125,680
Vontier Corp.	72,249	2,785,199
Vuzix Corp. *	48,683	201,548
Western Digital Corp. *	163,380	10,640,939
Wrap Technologies, Inc. *(a)	21,515	43,675
Xerox Holdings Corp.	54,423	464,772
Zebra Technologies Corp., Class A *	24,552	9,622,911
		2,256,917,987

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	244,759
AST SpaceMobile, Inc., Class A *	75,618	1,530,508
AT&T, Inc.	3,412,776	80,985,175
ATN International, Inc.	5,256	81,731
Bandwidth, Inc., Class A *	15,306	271,988
Cogent Communications Holdings, Inc.	19,826	1,493,691
Frontier Communications Parent, Inc. *	104,749	3,745,824
GCI Liberty, Inc. *(b)	35,715	0
Globalstar, Inc. *	393,479	602,023
Gogo, Inc. *	27,853	235,079
IDT Corp., Class B	8,928	421,223
Iridium Communications, Inc.	55,821	1,604,854
Liberty Global Ltd., Class C *	151,474	1,776,790
Liberty Latin America Ltd., Class C *	78,742	482,689
Lumen Technologies, Inc. *	491,512	2,428,069
NII Holdings, Inc. Escrow *(b)	28,127	15,048
Shenandoah Telecommunications Co.	21,835	235,818
Spok Holdings, Inc.	9,849	158,372
Telephone & Data Systems, Inc.	46,178	1,632,392
T-Mobile U.S., Inc.	231,860	54,016,424
U.S. Cellular Corp. *	7,896	495,869
Verizon Communications, Inc.	2,002,201	78,866,697
		231,325,023

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	23,833	529,569
Alaska Air Group, Inc. *	61,458	4,501,799
Allegiant Travel Co.	6,715	687,817
American Airlines Group, Inc. *	309,647	5,239,227
ArcBest Corp.	11,604	1,109,458
Avis Budget Group, Inc. *	8,421	755,364
Blade Air Mobility, Inc. *	26,008	100,131
CH Robinson Worldwide, Inc.	56,308	5,602,083
Covenant Logistics Group, Inc., Class A	6,788	188,095
CSX Corp.	917,083	30,144,518
Delta Air Lines, Inc.	304,359	20,474,230
Expeditors International of Washington, Inc.	67,019	7,612,018
FedEx Corp.	107,030	28,349,036
Forward Air Corp. *	10,889	351,170
Frontier Group Holdings, Inc. *	35,279	297,402
FTAI Infrastructure, Inc.	59,598	418,378
Genco Shipping & Trading Ltd.	21,083	304,860
GXO Logistics, Inc. *	58,300	2,649,735
Heartland Express, Inc.	26,008	297,532
Hertz Global Holdings, Inc. *	75,147	310,357
Hub Group, Inc., Class A	27,438	1,224,009
JB Hunt Transport Services, Inc.	37,990	6,504,648
JetBlue Airways Corp. *	137,556	905,119
Joby Aviation, Inc. *(a)	237,080	1,958,281
Kirby Corp. *	26,767	2,921,618
Knight-Swift Transportation Holdings, Inc.	77,736	4,437,948
Landstar System, Inc.	16,707	2,750,975
Lyft, Inc., Class A *	174,695	2,365,370
Marten Transport Ltd.	24,450	376,530
Matson, Inc.	16,186	2,295,984
Norfolk Southern Corp.	107,640	27,480,492
Old Dominion Freight Line, Inc.	89,499	16,611,909
PAMT Corp. *	3,071	49,167
Pangaea Logistics Solutions Ltd.	13,298	69,815
Proficient Auto Logistics, Inc. *	9,150	90,036
Radiant Logistics, Inc. *	16,850	118,287
RXO, Inc. *	65,686	1,684,846
Ryder System, Inc.	19,907	3,173,375
Saia, Inc. *	12,696	6,095,477
Schneider National, Inc., Class B	23,306	693,354
Sky Harbour Group Corp. *	9,000	96,570
SkyWest, Inc. *	19,023	2,300,261
Southwest Airlines Co.	285,394	8,764,450
Sun Country Airlines Holdings, Inc. *	20,591	349,223
Uber Technologies, Inc. *	1,001,191	66,929,618
U-Haul Holding Co., Non Voting Shares	53,498	3,463,461
Union Pacific Corp.	287,961	71,353,856
United Airlines Holdings, Inc. *	156,606	16,575,179
United Parcel Service, Inc., Class B	347,995	39,751,469
Universal Logistics Holdings, Inc.	3,300	145,926
Werner Enterprises, Inc.	27,633	997,551
Wheels Up Experience, Inc. *(a)	85,298	133,065
XPO, Inc. *	55,154	7,372,435
		409,963,083

Utilities 2.2%
AES Corp.	336,918	3,706,098
ALLETE, Inc.	26,534	1,741,161
Alliant Energy Corp.	122,307	7,201,436
Altus Power, Inc., Class A *	33,848	136,407
Ameren Corp.	126,498	11,916,112
American Electric Power Co., Inc.	253,565	24,940,653

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American States Water Co.	17,953	1,337,498
American Water Works Co., Inc.	92,451	11,523,093
Artesian Resources Corp., Class A	5,123	158,813
Atmos Energy Corp.	73,760	10,511,538
Avista Corp.	37,141	1,360,103
Black Hills Corp.	33,457	1,964,930
Cadiz, Inc. *	22,878	113,017
California Water Service Group	27,919	1,264,452
CenterPoint Energy, Inc.	308,677	10,053,610
Chesapeake Utilities Corp.	10,366	1,267,244
Clearway Energy, Inc., Class C	57,410	1,488,641
CMS Energy Corp.	142,349	9,395,034
Consolidated Edison, Inc.	165,673	15,530,187
Consolidated Water Co. Ltd.	7,055	184,700
Constellation Energy Corp.	148,891	44,664,322
Dominion Energy, Inc.	400,805	22,280,750
DTE Energy Co.	98,277	11,781,447
Duke Energy Corp.	367,899	41,201,009
Edison International	183,044	9,884,376
Entergy Corp.	203,240	16,478,699
Essential Utilities, Inc.	119,070	4,224,604
Evergy, Inc.	110,313	7,078,785
Eversource Energy	174,373	10,057,835
Exelon Corp.	477,681	19,107,240
FirstEnergy Corp.	244,909	9,747,378
Genie Energy Ltd., Class B	9,550	136,852
Global Water Resources, Inc.	4,694	53,981
Hawaiian Electric Industries, Inc. *	81,641	746,199
IDACORP, Inc.	25,260	2,777,084
MDU Resources Group, Inc.	96,911	1,726,954
MGE Energy, Inc.	17,135	1,539,580
Middlesex Water Co.	7,892	399,651
Montauk Renewables, Inc. *	25,936	108,412
National Fuel Gas Co.	42,902	3,004,427
New Jersey Resources Corp.	46,598	2,234,374
NextEra Energy, Inc.	978,199	69,999,920
NiSource, Inc.	222,063	8,282,950
Northwest Natural Holding Co.	19,065	761,075
Northwestern Energy Group, Inc.	29,338	1,581,612
NRG Energy, Inc.	95,774	9,811,089
OGE Energy Corp.	96,452	4,073,168
Oklo, Inc. *(a)	33,267	1,384,240
ONE Gas, Inc.	26,579	1,877,541
Ormat Technologies, Inc.	27,003	1,732,242
Otter Tail Corp.	20,998	1,617,686
PG&E Corp.	1,042,242	16,311,087
Pinnacle West Capital Corp.	54,402	4,730,798
Portland General Electric Co.	49,958	2,055,272
PPL Corp.	353,088	11,863,757
Public Service Enterprise Group, Inc.	237,567	19,846,347
Pure Cycle Corp. *	8,445	99,229
RGC Resources, Inc.	3,883	82,591
Sempra	300,483	24,919,055
SJW Group	15,143	760,633
Southern Co.	521,372	43,769,179
Southwest Gas Holdings, Inc.	27,936	2,086,260
Spire, Inc.	28,415	2,016,328
Spruce Power Holding Corp. *	8,683	22,836
Sunnova Energy International, Inc. *	49,612	127,503
Talen Energy Corp. *	24,318	5,392,030
TXNM Energy, Inc.	43,143	2,085,964
UGI Corp.	100,590	3,091,131
Unitil Corp.	7,063	378,365
Vistra Corp.	161,789	27,185,406
WEC Energy Group, Inc.	150,715	14,959,971
SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	273,858	18,403,258
York Water Co.	6,196	191,642
		626,528,851
Total Common Stocks (Cost $11,893,395,101)		27,989,335,168

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(b)	59,796	139,646
Frequency Therapeutics, Inc. CVR *(b)	23,364	807
F-star Therapeutics, Inc. Agonist CVR *(b)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
Homology Medicines, Inc. CVR *(b)	21,971	1,231
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	1,341
Miromatrix Medical, Inc. CVR *(b)	11,036	9,096
Pardes Biosciences, Inc. CVR *(b)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(b)	5,234	995
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	463
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	7,297
		177,350
Total Rights (Cost $29,538)		177,350

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (e)(f)	32,606,768	32,606,768
Total Short-Term Investments (Cost $32,606,768)		32,606,768
Total Investments in Securities (Cost $11,926,031,407)		28,022,119,286

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	151	17,330,270	77,116
S&P 500 Index, e-mini, expires 03/21/25	322	97,682,725	434,164
			511,280

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,140,648.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value at January 31, 2025, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$—	$—	$—	$195,044	$727,971	11,203	$2,801

Financial Services 0.2%
Charles Schwab Corp.	48,402,176	1,729,933	—	—	8,235,702	58,367,811	705,607	170,839
Total	$48,402,176	$1,729,933	$—	$—	$8,430,746	$59,095,782		$173,640

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$18,415,183,098	$—	$—	$18,415,183,098
Capital Goods	1,819,752,997	—	0 *	1,819,752,997
Equity Real Estate Investment Trusts (REITs)	634,051,029	—	0 *	634,051,029
Health Care Equipment & Services	1,267,497,762	—	0 *	1,267,497,762
Materials	643,167,412	—	0 *	643,167,412
Pharmaceuticals, Biotechnology & Life Sciences	1,705,059,933	—	59,061	1,705,118,994
Real Estate Management & Development	59,959,763	—	652,429	60,612,192
Software & Services	3,212,626,615	—	46	3,212,626,661
Telecommunication Services	231,309,975	—	15,048 *	231,325,023
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	177,350 *	177,350

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments [1]	$32,606,768	$—	$—	$32,606,768
Futures Contracts [2]	511,280	—	—	511,280
Total	$28,021,726,632	$—	$903,934	$28,022,630,566

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 3.8%
Tesla, Inc. *	312,561	126,462,181

Banks 0.1%
NU Holdings Ltd., Class A *	356,063	4,714,274
Popular, Inc.	800	82,352
		4,796,626

Capital Goods 1.9%
3M Co.	11,250	1,712,250
AAON, Inc.	7,554	879,135
Advanced Drainage Systems, Inc.	2,936	354,992
Armstrong World Industries, Inc.	1,541	232,706
Axon Enterprise, Inc. *	8,040	5,243,527
AZEK Co., Inc., Class A *	11,467	587,454
Boeing Co. *	12,918	2,280,285
Builders FirstSource, Inc. *	1,121	187,521
BWX Technologies, Inc.	2,046	231,055
Carlisle Cos., Inc.	653	254,317
Caterpillar, Inc.	7,725	2,869,374
Comfort Systems USA, Inc.	3,918	1,711,186
Core & Main, Inc., Class A *	14,125	797,215
EMCOR Group, Inc.	2,013	901,945
Fastenal Co.	54,446	3,987,625
Ferguson Enterprises, Inc.	1,522	275,665
Generac Holdings, Inc. *	3,182	475,168
General Electric Co.	25,888	5,270,020
HEICO Corp.	12,120	2,895,953
Honeywell International, Inc.	11,475	2,567,187
Howmet Aerospace, Inc.	2,830	358,221
Illinois Tool Works, Inc.	12,564	3,256,086
Lennox International, Inc.	3,571	2,115,532
Lincoln Electric Holdings, Inc.	1,644	326,794
Loar Holdings, Inc. *	3,164	251,475
Lockheed Martin Corp.	7,656	3,544,345
Quanta Services, Inc.	4,978	1,531,283
Rockwell Automation, Inc.	1,172	326,320
Simpson Manufacturing Co., Inc.	386	64,848
SiteOne Landscape Supply, Inc. *	1,822	259,271
Spirit AeroSystems Holdings, Inc., Class A *	1,394	47,410
Standardaero, Inc. *	2,306	61,893
Trane Technologies PLC	8,691	3,152,660
TransDigm Group, Inc.	1,237	1,674,082
Trex Co., Inc. *	11,778	857,792
United Rentals, Inc.	1,765	1,337,976
Vertiv Holdings Co., Class A	40,153	4,698,704
WillScot Holdings Corp. *	6,018	223,027
WW Grainger, Inc.	4,223	4,487,655
		62,289,954

Commercial & Professional Services 1.6%
Automatic Data Processing, Inc.	42,708	12,940,951
Booz Allen Hamilton Holding Corp., Class A	13,984	1,803,936
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadridge Financial Solutions, Inc.	11,876	2,829,101
Cintas Corp.	36,543	7,329,430
Copart, Inc. *	90,602	5,248,574
Dayforce, Inc. *	1,998	141,339
Equifax, Inc.	2,782	764,438
KBR, Inc.	1,401	76,242
Paychex, Inc.	12,936	1,910,259
Paycom Software, Inc.	3,637	754,896
Paycor HCM, Inc. *	405	8,963
Paylocity Holding Corp. *	4,853	997,389
Rollins, Inc.	31,241	1,546,429
Tetra Tech, Inc.	6,160	226,688
TransUnion	1,246	123,665
Veralto Corp.	12,291	1,270,766
Verisk Analytics, Inc., Class A	15,967	4,589,554
Waste Management, Inc.	44,744	9,855,313
		52,417,933

Consumer Discretionary Distribution & Retail 9.7%
Amazon.com, Inc. *	1,043,209	247,949,915
AutoZone, Inc. *	1,729	5,792,513
Burlington Stores, Inc. *	7,052	2,002,274
CarMax, Inc. *	1,297	111,075
Carvana Co., Class A *	4,237	1,048,573
Coupang, Inc., Class A *	129,170	3,036,787
Dick's Sporting Goods, Inc.	562	134,908
Etsy, Inc. *	8,232	452,019
Five Below, Inc. *	4,935	462,804
Floor & Decor Holdings, Inc., Class A *	4,324	432,832
Home Depot, Inc.	89,415	36,837,192
Murphy USA, Inc.	2,029	1,020,404
O'Reilly Automotive, Inc. *	5,978	7,738,043
Pool Corp.	4,235	1,457,899
RH *	339	142,078
Ross Stores, Inc.	8,327	1,253,713
TJX Cos., Inc.	75,469	9,417,777
Tractor Supply Co.	60,340	3,280,083
Ulta Beauty, Inc. *	4,550	1,875,283
Valvoline, Inc. *	13,957	517,944
Williams-Sonoma, Inc.	8,227	1,738,941
		326,703,057

Consumer Durables & Apparel 0.5%
Crocs, Inc. *	1,157	118,095
Deckers Outdoor Corp. *	17,055	3,024,875
Hasbro, Inc.	13,775	796,746
Lululemon Athletica, Inc. *	13,183	5,460,399
NIKE, Inc., Class B	81,516	6,268,580
SharkNinja, Inc. *	1,436	160,559
Skechers USA, Inc., Class A *	1,227	92,442
Tempur Sealy International, Inc.	18,829	1,188,863
TopBuild Corp. *	284	97,321
YETI Holdings, Inc. *	2,924	108,948
		17,316,828

Consumer Services 2.3%
Airbnb, Inc., Class A *	48,810	6,402,408
Booking Holdings, Inc.	3,502	16,590,935

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bright Horizons Family Solutions, Inc. *	963	118,064
Cava Group, Inc. *	8,424	1,137,661
Chipotle Mexican Grill, Inc., Class A *	153,481	8,955,616
Choice Hotels International, Inc.	2,594	382,174
Churchill Downs, Inc.	7,772	960,464
Darden Restaurants, Inc.	6,902	1,347,546
Domino's Pizza, Inc.	1,348	605,414
DoorDash, Inc., Class A *	34,381	6,492,164
DraftKings, Inc., Class A *	50,345	2,111,973
Duolingo, Inc. *	4,349	1,582,993
Dutch Bros, Inc., Class A *	4,813	300,909
Expedia Group, Inc. *	13,995	2,392,445
Grand Canyon Education, Inc. *	1,102	193,555
H&R Block, Inc.	2,972	164,381
Hilton Worldwide Holdings, Inc.	13,695	3,506,879
Hyatt Hotels Corp., Class A	648	102,533
Las Vegas Sands Corp.	39,034	1,788,928
Light & Wonder, Inc. *	9,884	868,902
McDonald's Corp.	5,405	1,560,424
Norwegian Cruise Line Holdings Ltd. *	48,954	1,387,846
Planet Fitness, Inc., Class A *	5,133	555,185
Royal Caribbean Cruises Ltd.	9,215	2,456,719
Starbucks Corp.	98,593	10,616,494
Texas Roadhouse, Inc., Class A	7,428	1,345,211
Vail Resorts, Inc.	3,585	609,880
Wendy's Co.	9,932	147,292
Wingstop, Inc.	3,296	981,878
Wyndham Hotels & Resorts, Inc.	735	77,190
Wynn Resorts Ltd.	838	72,780
Yum! Brands, Inc.	12,563	1,639,472
		77,456,315

Consumer Staples Distribution & Retail 1.5%
Casey's General Stores, Inc.	721	304,096
Costco Wholesale Corp.	49,619	48,620,666
Performance Food Group Co. *	2,378	214,757
Sysco Corp.	34,021	2,480,811
		51,620,330

Energy 0.4%
Antero Midstream Corp.	13,987	224,352
Cheniere Energy, Inc.	12,703	2,841,026
Civitas Resources, Inc.	2,994	151,975
EQT Corp.	4,034	206,218
Hess Corp.	20,407	2,837,185
Matador Resources Co.	860	49,880
New Fortress Energy, Inc.	4,528	67,920
Permian Resources Corp., Class A	15,427	226,006
Targa Resources Corp.	24,136	4,749,965
Texas Pacific Land Corp.	2,102	2,726,651
Viper Energy, Inc.	3,485	163,447
Weatherford International PLC	7,973	501,900
		14,746,525

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	52,227	9,659,384
Equinix, Inc.	588	537,232
Iron Mountain, Inc.	18,428	1,871,732
Lamar Advertising Co., Class A	2,356	297,846
Public Storage	2,678	799,329
Simon Property Group, Inc.	9,276	1,612,725
		14,778,248

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 6.0%
Ally Financial, Inc.	4,241	165,272
American Express Co.	23,535	7,471,186
Ameriprise Financial, Inc.	9,963	5,413,496
Apollo Global Management, Inc.	43,699	7,471,655
ARES Management Corp., Class A	20,598	4,082,936
Blackstone, Inc.	80,717	14,295,788
Block, Inc. *	26,125	2,372,673
Blue Owl Capital, Inc., Class A	57,670	1,499,997
Charles Schwab Corp. (a)	15,874	1,313,097
Coinbase Global, Inc., Class A *	19,041	5,547,215
Corpay, Inc. *	7,501	2,854,055
Credit Acceptance Corp. *	543	275,719
Equitable Holdings, Inc.	35,053	1,907,584
FactSet Research Systems, Inc.	1,515	718,731
Fiserv, Inc. *	20,112	4,344,996
Goldman Sachs Group, Inc.	9,281	5,943,552
Houlihan Lokey, Inc., Class A	531	96,493
Jefferies Financial Group, Inc.	5,414	416,282
KKR & Co., Inc.	21,742	3,632,436
Lazard, Inc.	11,382	618,839
LPL Financial Holdings, Inc.	8,319	3,052,158
Mastercard, Inc., Class A	91,267	50,692,430
Moody's Corp.	17,647	8,813,618
Morgan Stanley	7,763	1,074,632
Morningstar, Inc.	2,953	970,474
MSCI, Inc., Class A	4,953	2,955,802
Shift4 Payments, Inc., Class A *	6,875	823,969
SoFi Technologies, Inc. *	18,398	290,320
Toast, Inc., Class A *	50,621	2,071,411
TPG, Inc.	2,265	152,321
Tradeweb Markets, Inc., Class A	5,180	657,342
UWM Holdings Corp.	6,201	37,392
Visa, Inc., Class A	176,312	60,263,442
Western Union Co.	6,986	72,096
WEX, Inc. *	388	71,349
XP, Inc., Class A	4,698	64,128
		202,504,886

Food, Beverage & Tobacco 1.2%
Boston Beer Co., Inc., Class A *	168	42,113
Celsius Holdings, Inc. *	19,536	488,009
Coca-Cola Co.	248,967	15,804,425
Freshpet, Inc. *	1,630	260,718
Hershey Co.	2,253	336,260
Lamb Weston Holdings, Inc.	5,038	301,978
Monster Beverage Corp. *	63,952	3,115,102
PepsiCo, Inc.	121,973	18,380,111
Pilgrim's Pride Corp. *	370	17,220
		38,745,936

Health Care Equipment & Services 2.0%
Align Technology, Inc. *	4,867	1,066,408
Cardinal Health, Inc.	16,309	2,016,771
Cencora, Inc.	18,531	4,710,766
Chemed Corp.	144	80,928
Cigna Group	2,795	822,317
DaVita, Inc. *	5,191	914,654
Dexcom, Inc. *	43,637	3,789,001
Doximity, Inc., Class A *	1,113	65,778
Edwards Lifesciences Corp. *	12,921	936,126
Elevance Health, Inc.	4,153	1,643,342
GE HealthCare Technologies, Inc.	4,721	416,864
HCA Healthcare, Inc.	5,096	1,681,221
IDEXX Laboratories, Inc. *	9,118	3,848,252
Inspire Medical Systems, Inc. *	3,299	638,357

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	7,789	2,168,302
Intuitive Surgical, Inc. *	39,507	22,593,263
Masimo Corp. *	2,478	431,742
McKesson Corp.	6,234	3,707,672
Molina Healthcare, Inc. *	3,993	1,239,467
Penumbra, Inc. *	4,123	1,100,717
ResMed, Inc.	4,463	1,054,071
Stryker Corp.	12,185	4,767,869
UnitedHealth Group, Inc.	7,001	3,797,973
Veeva Systems, Inc., Class A *	16,521	3,853,688
		67,345,549

Household & Personal Products 0.6%
Clorox Co.	13,845	2,196,925
Colgate-Palmolive Co.	50,279	4,359,189
elf Beauty, Inc. *	5,918	591,267
Estee Lauder Cos., Inc., Class A	9,327	778,152
Kimberly-Clark Corp.	15,306	1,989,321
Procter & Gamble Co.	58,896	9,776,147
		19,691,001

Insurance 0.6%
Allstate Corp.	4,553	875,678
Arthur J Gallagher & Co.	1,859	561,083
Brown & Brown, Inc.	11,650	1,219,289
Everest Group Ltd.	750	260,633
Kinsale Capital Group, Inc.	2,468	1,090,708
Markel Group, Inc. *	323	590,696
Marsh & McLennan Cos., Inc.	7,885	1,710,099
Progressive Corp.	55,142	13,589,194
RLI Corp.	530	38,876
Ryan Specialty Holdings, Inc., Class A	11,510	766,336
		20,702,592

Materials 0.6%
Avery Dennison Corp.	3,339	620,152
Celanese Corp., Class A	3,191	226,689
Chemours Co.	822	15,610
Cleveland-Cliffs, Inc. *	17,345	177,613
Eagle Materials, Inc.	2,773	711,940
Ecolab, Inc.	24,180	6,049,594
Louisiana-Pacific Corp.	4,892	572,217
Martin Marietta Materials, Inc.	363	197,516
RPM International, Inc.	3,171	401,449
Sealed Air Corp.	763	26,575
Sherwin-Williams Co.	23,843	8,539,609
Southern Copper Corp.	9,875	904,747
Vulcan Materials Co.	3,809	1,044,237
		19,487,948

Media & Entertainment 14.5%
Alphabet, Inc., Class A	652,851	133,194,661
Alphabet, Inc., Class C	538,839	110,785,298
Liberty Broadband Corp., Class C *	7,681	588,826
Liberty Media Corp.-Liberty Formula One, Class C *	17,597	1,684,033
Live Nation Entertainment, Inc. *	23,025	3,331,257
Madison Square Garden Sports Corp. *	1,694	372,460
Meta Platforms, Inc., Class A	233,631	161,013,813
Netflix, Inc. *	48,728	47,595,561
Nexstar Media Group, Inc., Class A	6,264	959,770
Pinterest, Inc., Class A *	90,726	2,990,329
ROBLOX Corp., Class A *	63,528	4,514,935
Roku, Inc. *	11,190	926,084
Spotify Technology SA *	17,184	9,426,283
SECURITY	NUMBER OF SHARES	VALUE ($)
TKO Group Holdings, Inc. *	6,120	949,885
Trade Desk, Inc., Class A *	56,989	6,763,455
TripAdvisor, Inc. *	39,121	686,965
Trump Media & Technology Group Corp. *(b)	26,499	844,258
		486,627,873

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
10X Genomics, Inc., Class A *	7,390	110,850
AbbVie, Inc.	85,589	15,739,817
Alnylam Pharmaceuticals, Inc. *	12,809	3,475,210
Amgen, Inc.	46,863	13,375,637
Apellis Pharmaceuticals, Inc. *	11,977	347,453
Bruker Corp.	7,544	438,684
Eli Lilly & Co.	89,556	72,637,081
Exact Sciences Corp. *	8,189	458,993
Exelixis, Inc. *	26,357	873,735
Fortrea Holdings, Inc. *	843	14,171
Incyte Corp. *	1,021	75,717
Intra-Cellular Therapies, Inc. *	11,484	1,459,387
Ionis Pharmaceuticals, Inc. *	16,279	519,300
IQVIA Holdings, Inc. *	2,250	453,060
Medpace Holdings, Inc. *	2,801	977,969
Merck & Co., Inc.	283,678	28,033,060
Natera, Inc. *	12,748	2,255,376
Neurocrine Biosciences, Inc. *	11,093	1,684,139
Regeneron Pharmaceuticals, Inc. *	1,005	676,345
Repligen Corp. *	873	145,101
Sarepta Therapeutics, Inc. *	10,049	1,142,772
Ultragenyx Pharmaceutical, Inc. *	9,783	420,963
Vertex Pharmaceuticals, Inc. *	14,520	6,703,594
Viking Therapeutics, Inc. *	11,789	386,090
Waters Corp. *	4,023	1,671,476
West Pharmaceutical Services, Inc.	4,915	1,678,718
Zoetis, Inc.	42,407	7,247,356
		163,002,054

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc. *	1,605	453,894

Semiconductors & Semiconductor Equipment 15.2%
Advanced Micro Devices, Inc. *	123,204	14,285,504
Applied Materials, Inc.	88,416	15,945,826
Astera Labs, Inc. *	792	80,325
Broadcom, Inc.	511,233	113,120,526
Enphase Energy, Inc. *	14,874	926,353
Entegris, Inc.	16,956	1,721,712
KLA Corp.	15,085	11,136,350
Lam Research Corp.	150,531	12,200,538
Lattice Semiconductor Corp. *	13,392	763,612
Marvell Technology, Inc.	8,120	916,423
MKS Instruments, Inc.	679	76,917
Monolithic Power Systems, Inc.	5,270	3,358,940
NVIDIA Corp.	2,601,668	312,382,277
Onto Innovation, Inc. *	1,616	330,892
QUALCOMM, Inc.	116,830	20,203,412
Teradyne, Inc.	15,894	1,840,366
Texas Instruments, Inc.	12,425	2,293,779
Universal Display Corp.	2,382	357,109
		511,940,861

Software & Services 18.6%
Adobe, Inc. *	50,367	22,033,044
Appfolio, Inc., Class A *	3,016	705,473
AppLovin Corp., Class A *	29,373	10,855,967

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atlassian Corp., Class A *	19,042	5,841,705
Autodesk, Inc. *	24,046	7,486,482
Bentley Systems, Inc., Class B	15,995	744,567
Bill Holdings, Inc. *	2,884	279,085
Cadence Design Systems, Inc. *	30,407	9,049,731
Cloudflare, Inc., Class A *	33,459	4,630,726
Confluent, Inc., Class A *	27,823	825,787
Crowdstrike Holdings, Inc., Class A *	25,699	10,230,001
Datadog, Inc., Class A *	33,485	4,778,644
DocuSign, Inc., Class A *	22,716	2,197,319
DoubleVerify Holdings, Inc. *	9,797	201,916
Dropbox, Inc., Class A *	8,437	271,250
Dynatrace, Inc. *	33,068	1,909,677
Elastic NV *	9,785	1,101,595
EPAM Systems, Inc. *	589	149,582
Fair Isaac Corp. *	2,250	4,215,510
Five9, Inc. *	8,816	361,368
Fortinet, Inc. *	57,590	5,809,679
Gartner, Inc. *	8,487	4,606,998
Gitlab, Inc., Class A *	13,826	1,005,980
Globant SA *	3,739	797,603
GoDaddy, Inc., Class A *	15,623	3,322,231
Guidewire Software, Inc. *	4,328	914,377
HashiCorp, Inc., Class A *	13,002	444,668
HubSpot, Inc. *	5,543	4,320,935
Intuit, Inc.	31,052	18,678,089
Manhattan Associates, Inc. *	7,035	1,467,431
Microsoft Corp.	826,773	343,160,401
MicroStrategy, Inc., Class A *	2,636	882,506
MongoDB, Inc., Class A *	8,087	2,210,339
nCino, Inc. *	6,129	208,447
Nutanix, Inc., Class A *	8,021	551,564
Okta, Inc. *	7,400	697,228
Oracle Corp.	177,358	30,161,502
Palantir Technologies, Inc., Class A *	231,396	19,087,856
Palo Alto Networks, Inc. *	74,703	13,776,727
Pegasystems, Inc.	5,093	551,521
Procore Technologies, Inc. *	12,142	966,018
PTC, Inc. *	8,201	1,586,729
RingCentral, Inc., Class A *	9,368	326,194
Salesforce, Inc.	88,399	30,205,938
SentinelOne, Inc., Class A *	5,522	132,252
ServiceNow, Inc. *	23,212	23,638,637
Snowflake, Inc., Class A *	35,309	6,408,937
Synopsys, Inc. *	17,076	8,973,096
Teradata Corp. *	10,797	344,532
Twilio, Inc., Class A *	3,439	504,089
Tyler Technologies, Inc. *	4,219	2,538,319
UiPath, Inc., Class A *	41,137	584,968
Unity Software, Inc. *	15,512	344,366
VeriSign, Inc. *	673	144,695
Workday, Inc., Class A *	24,285	6,364,127
Zscaler, Inc. *	10,407	2,108,354
		625,696,762

Technology Hardware & Equipment 12.1%
Amphenol Corp., Class A	79,381	5,618,587
Apple, Inc.	1,591,214	375,526,504
Arista Networks, Inc. *	115,426	13,300,538
CDW Corp.	7,567	1,506,892
Cognex Corp.	1,272	50,753
Dell Technologies, Inc., Class C	4,982	516,135
HP, Inc.	26,870	873,275
Ingram Micro Holding Corp. *	1,300	30,316
Jabil, Inc.	1,087	176,540
Motorola Solutions, Inc.	8,771	4,115,792
NetApp, Inc.	10,429	1,273,381
Pure Storage, Inc., Class A *	30,114	2,041,428
SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	55,374	1,579,267
Ubiquiti, Inc.	406	163,837
Zebra Technologies Corp., Class A *	1,228	481,302
		407,254,547

Telecommunication Services 0.0%
Iridium Communications, Inc.	12,985	373,319

Transportation 0.9%
American Airlines Group, Inc. *	5,281	89,355
Avis Budget Group, Inc. *	675	60,547
Expeditors International of Washington, Inc.	2,593	294,513
Lyft, Inc., Class A *	28,778	389,654
Old Dominion Freight Line, Inc.	21,715	4,030,521
Saia, Inc. *	1,725	828,190
Uber Technologies, Inc. *	227,735	15,224,085
U-Haul Holding Co., Non Voting Shares	5,186	335,742
Union Pacific Corp.	32,542	8,063,582
XPO, Inc. *	12,754	1,704,827
		31,021,016

Utilities 0.3%
Constellation Energy Corp.	5,577	1,672,989
NRG Energy, Inc.	9,330	955,765
Vistra Corp.	38,000	6,385,140
		9,013,894
Total Common Stocks (Cost $2,094,300,446)		3,352,450,129

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	12,500	5,116,375
Total Investment Companies (Cost $4,340,332)		5,116,375

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)	3,143,896	3,143,896
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)(d)	261,225	261,225
		3,405,121
Total Short-Term Investments (Cost $3,405,121)		3,405,121
Total Investments in Securities (Cost $2,102,045,899)		3,360,971,625

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	24	7,280,700	(28,646)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $258,066.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$1,058,129	$72,224	$—	$—	$182,744	$1,313,097	15,874	$3,770

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$3,352,450,129	$—	$—	$3,352,450,129
Investment Companies [1]	5,116,375	—	—	5,116,375
Short-Term Investments [1]	3,405,121	—	—	3,405,121
Liabilities
Futures Contracts [2]	(28,646)	—	—	(28,646)
Total	$3,360,942,979	$—	$—	$3,360,942,979

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	7,362	459,536
BorgWarner, Inc.	6,818	217,494
Ford Motor Co.	123,183	1,241,685
General Motors Co.	34,311	1,697,022
Gentex Corp.	7,184	186,209
Harley-Davidson, Inc.	3,668	99,256
Lear Corp.	1,705	160,424
Lucid Group, Inc. *	31,679	87,434
QuantumScape Corp., Class A *	11,397	58,923
Rivian Automotive, Inc., Class A *	26,113	327,979
Thor Industries, Inc.	1,612	165,778
		4,701,740

Banks 7.8%
Bank of America Corp.	208,981	9,675,820
Bank OZK	3,306	167,912
BOK Financial Corp.	725	80,055
Citigroup, Inc.	59,394	4,836,453
Citizens Financial Group, Inc.	14,018	666,836
Columbia Banking System, Inc.	6,588	183,805
Comerica, Inc.	4,183	281,600
Commerce Bancshares, Inc.	3,875	258,850
Cullen/Frost Bankers, Inc.	1,830	255,102
East West Bancorp, Inc.	4,327	445,551
Fifth Third Bancorp	21,193	939,062
First Citizens BancShares, Inc., Class A	376	828,963
First Hawaiian, Inc.	4,005	110,618
First Horizon Corp.	16,775	367,205
FNB Corp.	11,239	176,340
Huntington Bancshares, Inc.	45,288	778,954
JPMorgan Chase & Co.	88,173	23,568,643
KeyCorp	29,029	521,941
M&T Bank Corp.	5,213	1,049,064
Pinnacle Financial Partners, Inc.	2,390	298,200
PNC Financial Services Group, Inc.	12,460	2,503,837
Popular, Inc.	2,003	206,189
Prosperity Bancshares, Inc.	2,801	224,080
Regions Financial Corp.	28,819	710,100
Synovus Financial Corp.	4,518	254,906
TFS Financial Corp.	1,698	23,297
Truist Financial Corp.	41,879	1,994,278
U.S. Bancorp	48,925	2,337,636
Webster Financial Corp.	5,343	321,862
Wells Fargo & Co.	104,563	8,239,564
Western Alliance Bancorp	3,361	295,331
Wintrust Financial Corp.	2,031	265,675
Zions Bancorp NA	4,553	263,437
		63,131,166

Capital Goods 11.3%
3M Co.	13,891	2,114,210
A.O. Smith Corp.	3,741	251,769
Acuity Brands, Inc.	964	320,424
Advanced Drainage Systems, Inc.	1,358	164,196
AECOM	4,198	442,637
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	1,960	204,683
Air Lease Corp., Class A	3,239	149,642
Allegion PLC	2,752	365,273
Allison Transmission Holdings, Inc.	2,705	317,946
AMETEK, Inc.	7,242	1,336,584
API Group Corp. *	7,130	272,010
Armstrong World Industries, Inc.	900	135,909
AZEK Co., Inc., Class A *	1,374	70,390
Boeing Co. *	18,561	3,276,388
Builders FirstSource, Inc. *	3,267	546,504
BWX Technologies, Inc.	2,285	258,045
Carlisle Cos., Inc.	1,221	475,531
Carrier Global Corp.	26,322	1,720,932
Caterpillar, Inc.	13,166	4,890,379
CNH Industrial NV	27,491	354,084
Core & Main, Inc., Class A *	2,081	117,452
Crane Co.	1,538	261,952
Cummins, Inc.	4,286	1,526,888
Curtiss-Wright Corp.	1,197	415,287
Deere & Co.	7,914	3,771,496
Donaldson Co., Inc.	3,759	267,603
Dover Corp.	4,305	876,842
Eaton Corp. PLC	12,384	4,042,633
EMCOR Group, Inc.	866	388,020
Emerson Electric Co.	17,930	2,330,003
Esab Corp.	1,771	219,321
Everus Construction Group, Inc. *	1,566	107,756
Fastenal Co.	2,810	205,804
Ferguson Enterprises, Inc.	5,921	1,072,412
Flowserve Corp.	4,088	255,991
Fortive Corp.	10,885	885,277
Fortune Brands Innovations, Inc.	3,855	276,288
Gates Industrial Corp. PLC *	7,480	154,761
GE Vernova, Inc.	8,549	3,187,751
Generac Holdings, Inc. *	937	139,922
General Dynamics Corp.	8,568	2,201,805
General Electric Co.	26,516	5,397,862
Graco, Inc.	5,236	440,714
Hayward Holdings, Inc. *	4,349	65,496
Hexcel Corp.	2,562	167,042
Honeywell International, Inc.	17,281	3,866,105
Howmet Aerospace, Inc.	11,936	1,510,859
Hubbell, Inc., Class B	1,680	710,657
Huntington Ingalls Industries, Inc.	1,228	242,235
IDEX Corp.	2,376	532,961
Illinois Tool Works, Inc.	5,740	1,487,578
Ingersoll Rand, Inc.	12,660	1,187,508
ITT, Inc.	2,579	389,481
Johnson Controls International PLC	20,941	1,633,398
L3Harris Technologies, Inc.	5,941	1,259,551
Lincoln Electric Holdings, Inc.	1,254	249,270
Loar Holdings, Inc. *	84	6,676
Lockheed Martin Corp.	4,501	2,083,738
Masco Corp.	6,762	536,091
MasTec, Inc. *	1,975	286,553
Middleby Corp. *	1,667	285,290
MSC Industrial Direct Co., Inc., Class A	1,432	115,147
Nordson Corp.	1,776	391,111
Northrop Grumman Corp.	4,329	2,109,392
nVent Electric PLC	5,202	338,598
Oshkosh Corp.	2,045	238,038

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Otis Worldwide Corp.	12,521	1,194,754
Owens Corning	2,706	499,392
PACCAR, Inc.	16,137	1,789,271
Parker-Hannifin Corp.	4,014	2,838,099
Pentair PLC	5,178	536,855
Quanta Services, Inc.	3,162	972,663
RBC Bearings, Inc. *	890	310,388
Regal Rexnord Corp.	2,080	330,158
Rockwell Automation, Inc.	3,265	909,074
RTX Corp.	41,731	5,381,212
Sensata Technologies Holding PLC	4,623	125,561
Simpson Manufacturing Co., Inc.	1,197	201,096
SiteOne Landscape Supply, Inc. *	877	124,797
Snap-on, Inc.	1,623	576,408
Spirit AeroSystems Holdings, Inc., Class A *	3,204	108,968
Standardaero, Inc. *	1,447	38,837
Stanley Black & Decker, Inc.	4,825	424,938
Textron, Inc.	5,862	448,502
Timken Co.	2,006	161,022
Toro Co.	3,213	267,547
Trane Technologies PLC	4,682	1,698,395
TransDigm Group, Inc.	1,363	1,844,602
United Rentals, Inc.	1,557	1,180,299
Valmont Industries, Inc.	625	207,350
Watsco, Inc.	1,085	519,270
WESCO International, Inc.	1,317	243,645
Westinghouse Air Brake Technologies Corp.	5,348	1,111,956
WillScot Holdings Corp. *	3,954	146,535
Woodward, Inc.	1,843	341,416
WW Grainger, Inc.	180	191,281
Xylem, Inc.	7,582	940,471
		91,568,913

Commercial & Professional Services 1.3%
Amentum Holdings, Inc. *	3,996	83,796
Automatic Data Processing, Inc.	922	279,375
Broadridge Financial Solutions, Inc.	327	77,898
CACI International, Inc., Class A *	695	268,451
Cintas Corp.	561	112,520
Clarivate PLC *	13,127	71,148
Clean Harbors, Inc. *	1,594	371,402
Concentrix Corp.	1,450	75,806
Copart, Inc. *	1,886	109,256
Dayforce, Inc. *	4,231	299,301
Dun & Bradstreet Holdings, Inc.	9,466	116,432
Equifax, Inc.	3,082	846,872
FTI Consulting, Inc. *	1,112	217,229
Genpact Ltd.	5,464	266,042
Jacobs Solutions, Inc.	3,867	541,883
KBR, Inc.	3,840	208,973
Leidos Holdings, Inc.	4,173	592,691
ManpowerGroup, Inc.	1,444	86,958
MSA Safety, Inc.	1,159	190,922
Parsons Corp. *	1,430	113,356
Paychex, Inc.	6,467	954,982
Paycom Software, Inc.	589	122,253
Paycor HCM, Inc. *	2,270	50,235
RB Global, Inc.	5,743	513,884
Republic Services, Inc., Class A	6,439	1,396,426
Robert Half, Inc.	3,191	206,745
Science Applications International Corp.	1,552	168,050
SS&C Technologies Holdings, Inc.	6,741	545,684
Tetra Tech, Inc.	6,549	241,003
TransUnion	5,740	569,695
Veralto Corp.	4,264	440,855
Vestis Corp.	4,139	57,863
		10,197,986

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 2.1%
Advance Auto Parts, Inc.	1,896	91,956
AutoNation, Inc. *	804	151,594
AutoZone, Inc. *	46	154,110
Bath & Body Works, Inc.	6,863	258,117
Best Buy Co., Inc.	6,761	580,499
CarMax, Inc. *	4,525	387,521
Carvana Co., Class A *	2,200	544,456
Dick's Sporting Goods, Inc.	1,593	382,400
Dillard's, Inc., Class A	93	43,534
eBay, Inc.	15,017	1,013,347
Etsy, Inc. *	1,216	66,771
Five Below, Inc. *	335	31,416
Floor & Decor Holdings, Inc., Class A *	2,075	207,708
GameStop Corp., Class A *	12,332	331,731
Gap, Inc.	6,402	154,096
Genuine Parts Co.	4,362	507,083
Home Depot, Inc.	6,288	2,590,530
Kohl's Corp.	3,355	44,320
Lithia Motors, Inc., Class A	821	308,778
LKQ Corp.	8,118	303,532
Lowe's Cos., Inc.	17,969	4,672,659
Macy's, Inc.	8,529	132,882
Nordstrom, Inc.	3,197	77,367
Ollie's Bargain Outlet Holdings, Inc. *	1,912	213,207
O'Reilly Automotive, Inc. *	141	182,513
Penske Automotive Group, Inc.	581	96,231
RH *	373	156,328
Ross Stores, Inc.	7,853	1,182,348
TJX Cos., Inc.	14,544	1,814,946
Ulta Beauty, Inc. *	195	80,369
Wayfair, Inc., Class A *	2,960	143,175
Williams-Sonoma, Inc.	1,606	339,460
		17,244,984

Consumer Durables & Apparel 1.2%
Amer Sports, Inc. *	1,771	56,619
Birkenstock Holding PLC *	1,253	74,102
Brunswick Corp.	2,080	140,275
Capri Holdings Ltd. *	3,625	89,827
Carter's, Inc.	1,090	58,773
Columbia Sportswear Co.	1,018	89,889
Crocs, Inc. *	1,479	150,962
DR Horton, Inc.	9,154	1,298,953
Garmin Ltd.	4,858	1,048,599
Hasbro, Inc.	525	30,366
Leggett & Platt, Inc.	4,044	42,705
Lennar Corp., Class A	7,710	1,011,860
Mattel, Inc. *	10,533	196,335
Mohawk Industries, Inc. *	1,655	202,406
Newell Brands, Inc.	13,131	130,785
NIKE, Inc., Class B	14,171	1,089,750
NVR, Inc. *	90	721,456
Polaris, Inc.	1,586	75,652
PulteGroup, Inc.	6,397	727,851
PVH Corp.	1,725	154,560
Ralph Lauren Corp., Class A	1,243	310,377
SharkNinja, Inc. *	1,682	188,064
Skechers USA, Inc., Class A *	3,778	284,635
Tapestry, Inc.	7,289	531,660
Toll Brothers, Inc.	3,155	428,481
TopBuild Corp. *	867	297,104
Under Armour, Inc., Class A *	11,409	95,265
VF Corp.	10,903	283,151

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,676	175,997
YETI Holdings, Inc. *	1,904	70,943
		10,057,402

Consumer Services 2.1%
ADT, Inc.	10,119	77,714
Aramark	8,243	320,735
Booking Holdings, Inc.	63	298,466
Boyd Gaming Corp.	1,997	153,070
Bright Horizons Family Solutions, Inc. *	1,537	188,436
Caesars Entertainment, Inc. *	6,670	240,454
Carnival Corp. *	32,191	890,725
Choice Hotels International, Inc.	132	19,448
Darden Restaurants, Inc.	1,732	338,156
Domino's Pizza, Inc.	714	320,672
DoorDash, Inc., Class A *	1,406	265,495
Dutch Bros, Inc., Class A *	2,085	130,354
Grand Canyon Education, Inc. *	625	109,775
H&R Block, Inc.	3,489	192,977
Hilton Worldwide Holdings, Inc.	3,661	937,472
Hyatt Hotels Corp., Class A	1,102	174,369
Marriott International, Inc., Class A	7,197	2,091,376
Marriott Vacations Worldwide Corp.	1,098	95,273
McDonald's Corp.	21,166	6,110,624
MGM Resorts International *	7,196	248,118
Penn Entertainment, Inc. *	4,799	98,859
Planet Fitness, Inc., Class A *	1,211	130,982
Royal Caribbean Cruises Ltd.	4,856	1,294,610
Service Corp. International	4,420	345,290
Starbucks Corp.	7,965	857,671
Travel & Leisure Co.	2,070	112,525
Vail Resorts, Inc.	183	31,132
Wendy's Co.	2,662	39,477
Wyndham Hotels & Resorts, Inc.	2,186	229,574
Wynn Resorts Ltd.	2,942	255,513
Yum! Brands, Inc.	5,445	710,573
		17,309,915

Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	13,082	262,294
BJ's Wholesale Club Holdings, Inc. *	4,129	408,978
Casey's General Stores, Inc.	958	404,056
Dollar General Corp.	6,892	489,746
Dollar Tree, Inc. *	6,331	464,379
Grocery Outlet Holding Corp. *	2,942	47,631
Kroger Co.	20,813	1,282,913
Maplebear, Inc. *	5,206	251,346
Performance Food Group Co. *	4,109	371,084
Sysco Corp.	5,846	426,290
Target Corp.	14,518	2,002,177
U.S. Foods Holding Corp. *	7,184	509,561
Walgreens Boots Alliance, Inc.	22,540	231,711
Walmart, Inc.	136,214	13,370,766
		20,522,932

Energy 6.5%
Antero Midstream Corp.	6,627	106,297
Antero Resources Corp. *	9,150	341,478
APA Corp.	11,428	250,616
Baker Hughes Co., Class A	31,312	1,445,988
Cheniere Energy, Inc.	3,432	767,567
Chevron Corp.	54,072	8,067,002
Chord Energy Corp.	1,931	217,141
Civitas Resources, Inc.	2,193	111,317
ConocoPhillips	40,612	4,013,684
Coterra Energy, Inc.	22,899	634,760
SECURITY	NUMBER OF SHARES	VALUE ($)
Devon Energy Corp.	19,540	666,314
Diamondback Energy, Inc.	5,917	972,518
DT Midstream, Inc.	3,040	307,283
EOG Resources, Inc.	17,847	2,244,974
EQT Corp.	17,344	886,625
Expand Energy Corp.	7,236	735,178
Exxon Mobil Corp.	140,850	15,047,006
Halliburton Co.	27,655	719,583
Hess Corp.	3,094	430,159
HF Sinclair Corp.	4,817	173,797
Kinder Morgan, Inc.	60,817	1,671,251
Marathon Petroleum Corp.	10,498	1,529,664
Matador Resources Co.	3,400	197,200
New Fortress Energy, Inc.	1,252	18,780
NOV, Inc.	12,014	173,602
Occidental Petroleum Corp.	21,358	996,351
ONEOK, Inc.	18,306	1,778,794
Ovintiv, Inc.	8,247	348,188
Permian Resources Corp., Class A	16,020	234,693
Phillips 66	12,951	1,526,534
Range Resources Corp.	7,462	276,393
Schlumberger NV	44,294	1,784,162
TechnipFMC PLC	13,281	399,094
Valero Energy Corp.	9,903	1,317,099
Viper Energy, Inc.	2,357	110,543
Williams Cos., Inc.	38,180	2,116,318
		52,617,953

Equity Real Estate Investment Trusts (REITs) 4.2%
Agree Realty Corp.	3,371	244,633
Alexandria Real Estate Equities, Inc.	5,433	528,903
American Homes 4 Rent, Class A	10,573	366,143
Americold Realty Trust, Inc.	8,815	192,608
AvalonBay Communities, Inc.	4,450	985,719
Brixmor Property Group, Inc.	9,409	245,199
BXP, Inc.	4,944	361,604
Camden Property Trust	3,256	370,240
Cousins Properties, Inc.	5,062	154,543
Crown Castle, Inc.	13,638	1,217,601
CubeSmart	7,004	292,067
Digital Realty Trust, Inc.	10,396	1,703,489
EastGroup Properties, Inc.	1,538	260,876
EPR Properties	2,351	108,381
Equinix, Inc.	2,861	2,613,981
Equity LifeStyle Properties, Inc.	5,910	386,809
Equity Residential	11,849	836,895
Essex Property Trust, Inc.	2,002	569,709
Extra Space Storage, Inc.	6,561	1,010,394
Federal Realty Investment Trust	2,643	287,109
First Industrial Realty Trust, Inc.	4,106	219,219
Gaming & Leisure Properties, Inc.	8,153	394,524
Healthcare Realty Trust, Inc., Class A	11,151	186,779
Healthpeak Properties, Inc.	21,913	452,723
Highwoods Properties, Inc.	3,283	97,801
Host Hotels & Resorts, Inc.	21,937	366,567
Invitation Homes, Inc.	19,196	597,955
Iron Mountain, Inc.	3,910	397,139
Kilroy Realty Corp.	3,650	142,423
Kimco Realty Corp.	20,662	463,862
Lamar Advertising Co., Class A	2,046	258,655
Lineage, Inc.	1,938	116,280
Medical Properties Trust, Inc. (a)	18,891	88,599
Mid-America Apartment Communities, Inc.	3,642	555,696
National Storage Affiliates Trust	2,185	81,173
NNN REIT, Inc.	5,871	231,259
Omega Healthcare Investors, Inc.	8,444	312,935
Park Hotels & Resorts, Inc.	6,302	85,014
Prologis, Inc.	28,998	3,458,011

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Public Storage	4,207	1,255,705
Rayonier, Inc.	4,844	126,622
Realty Income Corp.	27,343	1,494,021
Regency Centers Corp.	5,653	406,112
Rexford Industrial Realty, Inc.	6,892	280,229
SBA Communications Corp., Class A	3,366	664,987
Simon Property Group, Inc.	7,551	1,312,817
STAG Industrial, Inc.	5,718	195,441
Sun Communities, Inc.	3,869	489,428
UDR, Inc.	10,297	429,797
Ventas, Inc.	13,129	793,254
VICI Properties, Inc., Class A	32,703	973,568
Vornado Realty Trust	5,500	237,930
Welltower, Inc.	19,338	2,639,250
Weyerhaeuser Co.	22,866	700,157
WP Carey, Inc.	6,783	379,238
		33,622,073

Financial Services 11.6%
Affiliated Managers Group, Inc.	928	174,408
Affirm Holdings, Inc. *	8,130	496,499
AGNC Investment Corp.	25,525	254,484
Ally Financial, Inc.	7,383	287,715
American Express Co.	11,006	3,493,855
Ameriprise Financial, Inc.	269	146,164
Annaly Capital Management, Inc.	17,543	358,053
Apollo Global Management, Inc.	4,125	705,292
Bank of New York Mellon Corp.	23,185	1,992,287
Berkshire Hathaway, Inc., Class B *	57,446	26,923,216
Blackrock, Inc.	4,633	4,982,791
Block, Inc. *	10,074	914,921
Capital One Financial Corp.	11,879	2,419,871
Carlyle Group, Inc.	6,867	385,651
Cboe Global Markets, Inc.	3,309	676,128
Charles Schwab Corp. (b)	41,948	3,469,939
CME Group, Inc.	11,280	2,667,946
Coinbase Global, Inc., Class A *	1,015	295,700
Corebridge Financial, Inc.	9,254	312,415
Credit Acceptance Corp. *	40	20,311
Discover Financial Services	7,844	1,577,350
Euronet Worldwide, Inc. *	1,312	129,232
Evercore, Inc., Class A	1,117	325,349
FactSet Research Systems, Inc.	769	364,821
Fidelity National Information Services, Inc.	17,133	1,395,825
Fiserv, Inc. *	12,120	2,618,405
Franklin Resources, Inc.	8,953	199,115
Global Payments, Inc.	7,989	901,559
Goldman Sachs Group, Inc.	7,040	4,508,416
Houlihan Lokey, Inc., Class A	1,500	272,580
Interactive Brokers Group, Inc., Class A	3,311	719,944
Intercontinental Exchange, Inc.	17,830	2,849,769
Invesco Ltd.	11,422	219,645
Jack Henry & Associates, Inc.	2,275	396,055
Janus Henderson Group PLC	4,005	179,945
Jefferies Financial Group, Inc.	3,923	301,639
KKR & Co., Inc.	15,047	2,513,902
Lazard, Inc.	199	10,820
MarketAxess Holdings, Inc.	1,157	255,269
MGIC Investment Corp.	8,089	206,593
Morgan Stanley	34,281	4,745,519
MSCI, Inc., Class A	1,004	599,157
Nasdaq, Inc.	12,921	1,063,915
Northern Trust Corp.	6,147	690,247
OneMain Holdings, Inc.	3,517	195,334
PayPal Holdings, Inc. *	31,466	2,787,258
Raymond James Financial, Inc.	5,769	971,961
Rithm Capital Corp.	16,174	186,163
Robinhood Markets, Inc., Class A *	21,076	1,094,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Rocket Cos., Inc., Class A *	4,207	53,008
S&P Global, Inc.	9,821	5,120,768
SEI Investments Co.	3,138	271,688
SLM Corp.	6,612	184,541
SoFi Technologies, Inc. *	27,922	440,609
Starwood Property Trust, Inc.	9,699	187,676
State Street Corp.	9,186	933,481
Stifel Financial Corp.	3,120	361,452
Synchrony Financial	12,196	841,280
T. Rowe Price Group, Inc.	6,881	804,526
TPG, Inc.	1,976	132,886
Tradeweb Markets, Inc., Class A	2,199	279,053
UWM Holdings Corp.	887	5,349
Virtu Financial, Inc., Class A	2,506	100,390
Voya Financial, Inc.	3,089	219,288
Western Union Co.	8,858	91,415
WEX, Inc. *	1,128	207,428
XP, Inc., Class A	11,568	157,903
		93,651,072

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	53,220	2,779,681
Archer-Daniels-Midland Co.	14,959	766,350
Boston Beer Co., Inc., Class A *	220	55,147
Brown-Forman Corp., Class B	6,922	228,495
Bunge Global SA	4,368	332,536
Campbell's Co.	6,011	233,046
Coca-Cola Co.	52,023	3,302,420
Coca-Cola Consolidated, Inc.	190	259,848
Conagra Brands, Inc.	14,973	387,651
Constellation Brands, Inc., Class A	5,000	904,000
Darling Ingredients, Inc. *	4,977	186,438
Flowers Foods, Inc.	5,845	114,270
Freshpet, Inc. *	990	158,351
General Mills, Inc.	17,517	1,053,472
Hershey Co.	3,934	587,150
Hormel Foods Corp.	9,151	274,347
Ingredion, Inc.	2,051	279,838
J.M. Smucker Co.	3,248	347,179
Kellanova	8,224	672,148
Keurig Dr. Pepper, Inc.	35,147	1,128,219
Kraft Heinz Co.	27,911	832,864
Lamb Weston Holdings, Inc.	2,998	179,700
McCormick & Co., Inc. - Non Voting Shares	7,902	610,271
Molson Coors Beverage Co., Class B	5,330	291,818
Mondelez International, Inc., Class A	42,024	2,436,972
Monster Beverage Corp. *	4,520	220,169
PepsiCo, Inc.	9,061	1,365,402
Philip Morris International, Inc.	48,787	6,352,067
Pilgrim's Pride Corp. *	1,129	52,544
Post Holdings, Inc. *	1,503	159,558
Seaboard Corp.	8	19,507
Tyson Foods, Inc., Class A	8,823	498,411
		27,069,869

Health Care Equipment & Services 7.3%
Abbott Laboratories	54,284	6,944,552
Acadia Healthcare Co., Inc. *	2,881	129,962
Align Technology, Inc. *	966	211,660
Amedisys, Inc. *	1,013	93,703
Baxter International, Inc.	15,973	520,081
Becton Dickinson & Co.	9,072	2,246,227
Boston Scientific Corp. *	46,095	4,718,284
Cardinal Health, Inc.	3,096	382,851
Centene Corp. *	15,832	1,013,723
Certara, Inc. *	3,938	56,038
Chemed Corp.	418	234,916

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Group	7,797	2,293,955
Cooper Cos., Inc. *	6,122	591,079
CVS Health Corp.	39,584	2,235,704
DENTSPLY SIRONA, Inc.	6,332	125,120
Doximity, Inc., Class A *	3,533	208,800
Edwards Lifesciences Corp. *	15,173	1,099,284
Elevance Health, Inc.	6,129	2,425,245
Encompass Health Corp.	3,098	307,538
Enovis Corp. *	1,741	81,792
Envista Holdings Corp. *	5,442	111,670
GE HealthCare Technologies, Inc.	12,923	1,141,101
Globus Medical, Inc., Class A *	3,505	324,984
HCA Healthcare, Inc.	4,385	1,446,655
Henry Schein, Inc. *	3,944	315,520
Hologic, Inc. *	7,173	517,460
Humana, Inc.	3,782	1,108,996
Labcorp Holdings, Inc.	2,637	658,723
Masimo Corp. *	647	112,727
McKesson Corp.	2,316	1,377,441
Medtronic PLC	40,285	3,658,684
Molina Healthcare, Inc. *	657	203,939
Premier, Inc., Class A	2,960	67,074
Quest Diagnostics, Inc.	3,482	567,914
QuidelOrtho Corp. *	1,992	86,572
ResMed, Inc.	3,320	784,118
Solventum Corp. *	4,340	321,420
STERIS PLC	3,092	682,250
Stryker Corp.	7,984	3,124,059
Teleflex, Inc.	1,448	260,988
Tenet Healthcare Corp. *	2,976	419,289
UnitedHealth Group, Inc.	26,900	14,592,981
Universal Health Services, Inc., Class B	1,801	339,597
Zimmer Biomet Holdings, Inc.	6,214	680,309
		58,824,985

Household & Personal Products 1.8%
BellRing Brands, Inc. *	4,036	312,185
Church & Dwight Co., Inc.	7,663	808,600
Colgate-Palmolive Co.	11,475	994,882
Coty, Inc., Class A *	12,159	89,125
Estee Lauder Cos., Inc., Class A	4,613	384,863
Kenvue, Inc.	60,075	1,278,997
Kimberly-Clark Corp.	6,224	808,933
Procter & Gamble Co.	57,540	9,551,065
Reynolds Consumer Products, Inc.	1,653	45,639
Spectrum Brands Holdings, Inc.	826	69,846
		14,344,135

Insurance 4.0%
Aflac, Inc.	17,505	1,879,687
Allstate Corp.	6,955	1,337,655
American Financial Group, Inc.	2,262	308,899
American International Group, Inc.	20,381	1,501,265
Aon PLC, Class A	6,160	2,284,251
Arch Capital Group Ltd.	11,316	1,053,180
Arthur J Gallagher & Co.	7,181	2,167,369
Assurant, Inc.	1,634	351,620
Assured Guaranty Ltd.	1,591	150,509
Axis Capital Holdings Ltd.	2,387	217,265
Brighthouse Financial, Inc. *	1,869	115,336
Brown & Brown, Inc.	4,187	438,211
Chubb Ltd.	12,697	3,452,060
Cincinnati Financial Corp.	4,802	658,114
CNA Financial Corp.	656	32,183
Everest Group Ltd.	1,128	391,991
Fidelity National Financial, Inc.	8,139	473,446
First American Financial Corp.	3,130	197,879
SECURITY	NUMBER OF SHARES	VALUE ($)
Globe Life, Inc.	2,780	339,410
Hanover Insurance Group, Inc.	1,131	173,145
Hartford Financial Services Group, Inc.	9,081	1,012,986
Kemper Corp.	1,899	127,575
Lincoln National Corp.	5,374	188,950
Loews Corp.	5,617	479,973
Markel Group, Inc. *	304	555,949
Marsh & McLennan Cos., Inc.	13,353	2,895,999
MetLife, Inc.	18,459	1,596,888
Old Republic International Corp.	7,402	270,765
Primerica, Inc.	1,055	306,129
Principal Financial Group, Inc.	7,118	586,879
Progressive Corp.	2,880	709,747
Prudential Financial, Inc.	11,276	1,361,690
Reinsurance Group of America, Inc.	2,056	468,480
RenaissanceRe Holdings Ltd.	1,610	374,454
RLI Corp.	2,446	179,414
Travelers Cos., Inc.	7,168	1,757,450
Unum Group	5,695	434,244
W.R. Berkley Corp.	9,217	542,236
White Mountains Insurance Group Ltd.	77	148,799
Willis Towers Watson PLC	3,159	1,041,096
		32,563,178

Materials 4.2%
Air Products & Chemicals, Inc.	6,965	2,335,086
Albemarle Corp.	3,674	309,314
Alcoa Corp.	7,686	271,470
Amcor PLC	45,114	438,508
AptarGroup, Inc.	2,074	325,929
Ashland, Inc.	1,511	95,933
ATI, Inc. *	3,894	222,308
Avery Dennison Corp.	1,569	291,410
Axalta Coating Systems Ltd. *	6,814	244,895
Ball Corp.	9,258	515,671
Berry Global Group, Inc.	3,589	243,765
Celanese Corp., Class A	2,535	180,086
CF Industries Holdings, Inc.	5,443	501,899
Chemours Co.	4,237	80,461
Cleveland-Cliffs, Inc. *	10,223	104,684
Corteva, Inc.	21,944	1,432,285
CRH PLC	21,556	2,134,691
Crown Holdings, Inc.	3,669	322,358
Dow, Inc.	22,091	862,654
DuPont de Nemours, Inc.	13,119	1,007,539
Eagle Materials, Inc.	252	64,699
Eastman Chemical Co.	3,645	363,224
Ecolab, Inc.	1,036	259,197
Element Solutions, Inc.	6,975	180,025
FMC Corp.	3,939	219,717
Freeport-McMoRan, Inc.	44,907	1,609,916
Graphic Packaging Holding Co.	9,317	255,565
Huntsman Corp.	5,133	86,388
International Flavors & Fragrances, Inc.	8,021	698,549
International Paper Co.	16,418	913,333
Linde PLC	15,079	6,727,044
Louisiana-Pacific Corp.	591	69,129
LyondellBasell Industries NV, Class A	8,166	618,166
Martin Marietta Materials, Inc.	1,816	988,122
Mosaic Co.	10,015	279,318
MP Materials Corp. *	4,185	91,903
NewMarket Corp.	213	106,078
Newmont Corp.	35,757	1,527,539
Nucor Corp.	7,437	955,134
Olin Corp.	3,736	109,427
Packaging Corp. of America	2,781	591,407
PPG Industries, Inc.	7,257	837,313
Reliance, Inc.	1,688	488,676

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Gold, Inc.	2,049	286,491
RPM International, Inc.	3,091	391,321
Scotts Miracle-Gro Co.	1,346	95,512
Sealed Air Corp.	4,270	148,724
Sherwin-Williams Co.	660	236,386
Silgan Holdings, Inc.	2,575	141,677
Smurfit WestRock PLC	16,225	861,385
Sonoco Products Co.	3,037	144,683
Steel Dynamics, Inc.	4,554	583,823
U.S. Steel Corp.	6,975	257,029
Vulcan Materials Co.	3,083	845,204
Westlake Corp.	1,047	119,641
		34,072,691

Media & Entertainment 2.4%
Charter Communications, Inc., Class A *	2,944	1,017,123
Comcast Corp., Class A	119,105	4,009,074
Electronic Arts, Inc.	8,290	1,018,924
Fox Corp., Class A	10,871	556,378
IAC, Inc. *	2,343	99,179
Interpublic Group of Cos., Inc.	11,641	333,747
Liberty Broadband Corp., Class C *	3,026	231,973
Liberty Media Corp.-Liberty Formula One, Class C *	4,667	446,632
Liberty Media Corp.-Liberty Live, Class C *	2,043	150,344
Madison Square Garden Sports Corp. *	538	118,290
Match Group, Inc.	8,076	288,313
New York Times Co., Class A	5,033	273,292
News Corp., Class A	15,985	449,498
Nexstar Media Group, Inc., Class A	577	88,408
Omnicom Group, Inc.	6,072	526,989
Paramount Global, Class B (a)	18,986	206,568
Playtika Holding Corp.	2,121	15,208
Roku, Inc. *	3,385	280,143
Sirius XM Holdings, Inc.	6,804	163,364
Take-Two Interactive Software, Inc. *	5,409	1,003,424
TKO Group Holdings, Inc. *	2,132	330,908
TripAdvisor, Inc. *	3,135	55,051
Trump Media & Technology Group Corp. *	857	27,304
Walt Disney Co.	56,990	6,443,289
Warner Bros Discovery, Inc. *	76,142	794,922
ZoomInfo Technologies, Inc., Class A *	9,590	98,681
		19,027,026

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	1,201	18,015
AbbVie, Inc.	31,583	5,808,114
Agilent Technologies, Inc.	9,009	1,365,044
Alnylam Pharmaceuticals, Inc. *	461	125,074
Amgen, Inc.	3,719	1,061,477
Avantor, Inc. *	21,274	473,985
Azenta, Inc. *	1,483	80,156
Biogen, Inc. *	4,570	657,760
BioMarin Pharmaceutical, Inc. *	5,924	375,345
Bio-Rad Laboratories, Inc., Class A *	591	213,280
Bio-Techne Corp.	4,862	357,600
Bristol-Myers Squibb Co.	63,655	3,752,462
Bruker Corp.	1,294	75,246
Charles River Laboratories International, Inc. *	1,605	264,440
Danaher Corp.	20,257	4,512,044
Elanco Animal Health, Inc. *	15,376	184,973
Exact Sciences Corp. *	3,442	192,924
Exelixis, Inc. *	1,452	48,134
Fortrea Holdings, Inc. *	2,443	41,067
Gilead Sciences, Inc.	39,167	3,807,032
GRAIL, Inc. *	829	25,102
SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	4,997	663,302
Incyte Corp. *	4,686	347,514
Ionis Pharmaceuticals, Inc. *	311	9,921
IQVIA Holdings, Inc. *	5,015	1,009,820
Jazz Pharmaceuticals PLC *	1,888	234,811
Johnson & Johnson	75,708	11,518,972
Mettler-Toledo International, Inc. *	662	903,259
Moderna, Inc. *	10,119	398,891
Organon & Co.	8,023	124,838
Perrigo Co. PLC	4,260	106,117
Pfizer, Inc.	177,933	4,718,783
Qiagen NV *	6,856	306,084
Regeneron Pharmaceuticals, Inc. *	3,004	2,021,632
Repligen Corp. *	1,507	250,478
Revvity, Inc.	3,859	486,736
Roivant Sciences Ltd. *	13,278	147,784
Royalty Pharma PLC, Class A	12,256	387,044
Sotera Health Co. *	4,840	66,356
Thermo Fisher Scientific, Inc.	11,985	7,164,034
United Therapeutics Corp. *	1,370	481,103
Vertex Pharmaceuticals, Inc. *	4,057	1,873,036
Viatris, Inc.	37,231	419,966
Waters Corp. *	724	300,807
West Pharmaceutical Services, Inc.	893	305,004
Zoetis, Inc.	2,513	429,472
		58,115,038

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	9,596	1,388,925
CoStar Group, Inc. *	12,732	975,271
Howard Hughes Holdings, Inc. *	985	75,225
Jones Lang LaSalle, Inc. *	1,026	290,153
Millrose Properties, Inc., Class A *(c)	3,821	42,260
Seaport Entertainment Group, Inc. *	236	6,280
Zillow Group, Inc., Class C *	6,265	515,108
		3,293,222

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *	17,177	1,991,673
Allegro MicroSystems, Inc. *	3,909	94,168
Amkor Technology, Inc.	3,590	88,350
Analog Devices, Inc.	15,550	3,294,889
Applied Materials, Inc.	2,109	380,358
Astera Labs, Inc. *	3,232	327,789
Cirrus Logic, Inc. *	1,680	168,739
First Solar, Inc. *	3,344	560,187
GLOBALFOUNDRIES, Inc. *	3,070	127,313
Intel Corp.	133,736	2,598,490
Lattice Semiconductor Corp. *	554	31,589
MACOM Technology Solutions Holdings, Inc. *	1,748	231,173
Marvell Technology, Inc.	24,736	2,791,705
Microchip Technology, Inc.	16,635	903,281
Micron Technology, Inc.	34,595	3,156,448
MKS Instruments, Inc.	1,956	221,576
ON Semiconductor Corp. *	13,328	697,588
Onto Innovation, Inc. *	1,132	231,788
Qorvo, Inc. *	2,986	247,778
QUALCOMM, Inc.	2,168	374,912
Skyworks Solutions, Inc.	5,038	447,173
Teradyne, Inc.	445	51,527
Texas Instruments, Inc.	25,109	4,635,372
Universal Display Corp.	731	109,592
Wolfspeed, Inc. *	3,833	23,496
		23,786,954

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 3.7%
Accenture PLC, Class A	19,692	7,580,435
Akamai Technologies, Inc. *	4,670	466,533
Amdocs Ltd.	3,514	309,900
ANSYS, Inc. *	2,737	959,318
Aspen Technology, Inc. *	845	222,700
Bill Holdings, Inc. *	2,392	231,474
CCC Intelligent Solutions Holdings, Inc. *	14,205	157,817
Cognizant Technology Solutions Corp., Class A	15,614	1,289,872
Dolby Laboratories, Inc., Class A	1,821	152,472
DoubleVerify Holdings, Inc. *	1,919	39,551
Dropbox, Inc., Class A *	5,105	164,126
DXC Technology Co. *	5,699	123,782
EPAM Systems, Inc. *	1,609	408,622
Fair Isaac Corp. *	115	215,459
Fortinet, Inc. *	3,637	366,901
Gen Digital, Inc.	17,051	458,842
Globant SA *	337	71,889
Guidewire Software, Inc. *	1,406	297,046
HashiCorp, Inc., Class A *	946	32,353
Informatica, Inc., Class A *	2,460	63,173
International Business Machines Corp.	28,791	7,361,859
Kyndryl Holdings, Inc. *	7,094	269,288
MicroStrategy, Inc., Class A *	4,839	1,620,049
nCino, Inc. *	947	32,207
Nutanix, Inc., Class A *	5,636	387,559
Okta, Inc. *	2,803	264,099
PTC, Inc. *	1,460	282,481
Roper Technologies, Inc.	3,350	1,928,427
Salesforce, Inc.	4,408	1,506,214
SentinelOne, Inc., Class A *	7,380	176,751
Twilio, Inc., Class A *	3,848	564,040
Tyler Technologies, Inc. *	200	120,328
UiPath, Inc., Class A *	1,977	28,113
Unity Software, Inc. *	5,198	115,396
VeriSign, Inc. *	2,441	524,815
Zoom Communications, Inc., Class A *	8,271	719,081
		29,512,972

Technology Hardware & Equipment 2.7%
Amphenol Corp., Class A	15,456	1,093,976
Arrow Electronics, Inc. *	1,653	192,657
Avnet, Inc.	2,752	142,168
CDW Corp.	2,091	416,402
Ciena Corp. *	4,505	392,566
Cisco Systems, Inc.	125,266	7,591,120
Cognex Corp.	5,108	203,809
Coherent Corp. *	3,921	354,811
Corning, Inc.	24,044	1,252,212
Crane NXT Co.	1,550	99,154
Dell Technologies, Inc., Class C	7,180	743,848
F5, Inc. *	1,832	544,580
Hewlett Packard Enterprise Co.	40,712	862,687
HP, Inc.	22,906	744,445
Ingram Micro Holding Corp. *	410	9,561
IPG Photonics Corp. *	863	63,284
Jabil, Inc.	3,181	516,626
Juniper Networks, Inc.	10,236	356,827
Keysight Technologies, Inc. *	5,467	975,040
Littelfuse, Inc.	765	182,345
Lumentum Holdings, Inc. *	2,138	181,858
Motorola Solutions, Inc.	2,709	1,271,198
NetApp, Inc.	3,560	434,676
Pure Storage, Inc., Class A *	1,221	82,772
TD SYNNEX Corp.	2,359	336,181
Teledyne Technologies, Inc. *	1,452	742,451
SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	7,639	572,619
Ubiquiti, Inc.	70	28,248
Vontier Corp.	4,724	182,110
Western Digital Corp. *	10,838	705,879
Zebra Technologies Corp., Class A *	1,261	494,236
		21,770,346

Telecommunication Services 1.8%
AT&T, Inc.	225,295	5,346,251
Frontier Communications Parent, Inc. *	7,729	276,389
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	3,147	90,476
Liberty Global Ltd., Class C *	9,803	114,989
T-Mobile U.S., Inc.	15,024	3,500,141
Verizon Communications, Inc.	132,254	5,209,485
		14,537,731

Transportation 2.1%
Alaska Air Group, Inc. *	3,939	288,532
American Airlines Group, Inc. *	19,061	322,512
Avis Budget Group, Inc. *	317	28,435
CH Robinson Worldwide, Inc.	3,635	361,646
CSX Corp.	60,479	1,987,945
Delta Air Lines, Inc.	20,207	1,359,325
Expeditors International of Washington, Inc.	3,710	421,382
FedEx Corp.	7,103	1,881,372
GXO Logistics, Inc. *	3,696	167,983
JB Hunt Transport Services, Inc.	2,542	435,241
Kirby Corp. *	1,812	197,780
Knight-Swift Transportation Holdings, Inc.	4,898	279,627
Landstar System, Inc.	1,114	183,431
Lyft, Inc., Class A *	3,686	49,908
Norfolk Southern Corp.	7,091	1,810,332
Ryder System, Inc.	1,298	206,914
Saia, Inc. *	344	165,158
Schneider National, Inc., Class B	1,423	42,334
Southwest Airlines Co.	18,740	575,505
U-Haul Holding Co., Non Voting Shares	1,935	125,272
Union Pacific Corp.	9,975	2,471,705
United Airlines Holdings, Inc. *	10,269	1,086,871
United Parcel Service, Inc., Class B	22,877	2,613,240
		17,062,450

Utilities 4.5%
AES Corp.	22,201	244,211
Alliant Energy Corp.	8,021	472,277
Ameren Corp.	8,360	787,512
American Electric Power Co., Inc.	16,546	1,627,465
American Water Works Co., Inc.	6,097	759,930
Atmos Energy Corp.	4,856	692,029
Brookfield Renewable Corp.	4,261	113,726
CenterPoint Energy, Inc.	20,244	659,347
Clearway Energy, Inc., Class C	3,591	93,115
CMS Energy Corp.	9,336	616,176
Consolidated Edison, Inc.	10,865	1,018,485
Constellation Energy Corp.	8,310	2,492,834
Dominion Energy, Inc.	26,292	1,461,572
DTE Energy Co.	6,496	778,741
Duke Energy Corp.	24,213	2,711,614
Edison International	11,934	644,436
Entergy Corp.	13,375	1,084,445
Essential Utilities, Inc.	7,928	281,285
Evergy, Inc.	6,972	447,393
Eversource Energy	11,226	647,516
Exelon Corp.	31,389	1,255,560
FirstEnergy Corp.	18,060	718,788

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IDACORP, Inc.	1,678	184,479
MDU Resources Group, Inc.	6,265	111,642
National Fuel Gas Co.	2,873	201,196
NextEra Energy, Inc.	64,531	4,617,838
NiSource, Inc.	14,651	546,482
NRG Energy, Inc.	3,814	390,706
OGE Energy Corp.	6,281	265,247
PG&E Corp.	67,062	1,049,520
Pinnacle West Capital Corp.	3,568	310,273
PPL Corp.	23,167	778,411
Public Service Enterprise Group, Inc.	15,644	1,306,900
Sempra	19,876	1,648,317
Southern Co.	34,365	2,884,942
UGI Corp.	6,770	208,042
WEC Energy Group, Inc.	9,922	984,858
Xcel Energy, Inc.	18,032	1,211,750
		36,309,060
Total Common Stocks (Cost $557,128,772)		804,915,793

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	7,300	1,412,842
Total Investment Companies (Cost $1,339,970)		1,412,842

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)	4,646,396	4,646,396
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	287,100	287,100
		4,933,496
Total Short-Term Investments (Cost $4,933,496)		4,933,496
Total Investments in Securities (Cost $563,402,238)		811,262,131

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	7	2,123,538	(13,329)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $276,039.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.	$2,879,098	$160,538	($59,164 )	($2,613 )	$492,080	$3,469,939	41,948	$10,187

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$787,084,840	$—	$—	$787,084,840
Real Estate Management & Development	3,250,962	—	42,260	3,293,222
Telecommunication Services	14,537,731	—	0 *	14,537,731
Investment Companies [1]	1,412,842	—	—	1,412,842
Short-Term Investments [1]	4,933,496	—	—	4,933,496
Liabilities
Futures Contracts [2]	(13,329)	—	—	(13,329)
Total	$811,206,542	$—	$42,260	$811,248,802

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	33,473	2,089,385
BorgWarner, Inc.	31,205	995,439
Gentex Corp.	33,031	856,163
Harley-Davidson, Inc.	16,958	458,883
Lear Corp.	7,718	726,187
Lucid Group, Inc. *	140,634	388,150
QuantumScape Corp., Class A *	50,696	262,098
Rivian Automotive, Inc., Class A *	119,394	1,499,589
Thor Industries, Inc.	7,271	747,750
		8,023,644

Banks 2.9%
Bank OZK	15,094	766,624
BOK Financial Corp.	3,213	354,780
Citizens Financial Group, Inc.	63,840	3,036,869
Columbia Banking System, Inc.	29,700	828,630
Comerica, Inc.	18,926	1,274,098
Commerce Bancshares, Inc.	17,663	1,179,888
Cullen/Frost Bankers, Inc.	8,431	1,175,281
East West Bancorp, Inc.	19,666	2,025,008
Fifth Third Bancorp	96,518	4,276,713
First Citizens BancShares, Inc., Class A	1,712	3,774,429
First Hawaiian, Inc.	18,181	502,159
First Horizon Corp.	75,954	1,662,633
FNB Corp.	50,835	797,601
Huntington Bancshares, Inc.	206,257	3,547,621
KeyCorp	132,207	2,377,082
M&T Bank Corp.	23,741	4,777,639
NU Holdings Ltd., Class A *	454,633	6,019,341
Pinnacle Financial Partners, Inc.	10,820	1,350,011
Popular, Inc.	10,181	1,048,032
Prosperity Bancshares, Inc.	12,776	1,022,080
Regions Financial Corp.	131,249	3,233,975
Synovus Financial Corp.	20,526	1,158,077
TFS Financial Corp.	7,050	96,726
Webster Financial Corp.	24,434	1,471,904
Western Alliance Bancorp	15,358	1,349,508
Wintrust Financial Corp.	9,239	1,208,554
Zions Bancorp NA	20,713	1,198,454
		51,513,717

Capital Goods 11.4%
A.O. Smith Corp.	16,972	1,142,216
AAON, Inc.	9,647	1,122,718
Acuity Brands, Inc.	4,408	1,465,175
Advanced Drainage Systems, Inc.	10,010	1,210,309
AECOM	19,079	2,011,690
AGCO Corp.	8,854	924,623
Air Lease Corp., Class A	14,894	688,103
Allegion PLC	12,507	1,660,054
Allison Transmission Holdings, Inc.	12,321	1,448,210
AMETEK, Inc.	32,984	6,087,527
API Group Corp. *	32,488	1,239,417
Armstrong World Industries, Inc.	6,175	932,487
Axon Enterprise, Inc. *	10,258	6,690,062
SECURITY	NUMBER OF SHARES	VALUE ($)
AZEK Co., Inc., Class A *	20,509	1,050,676
Builders FirstSource, Inc. *	16,378	2,739,712
BWX Technologies, Inc.	13,047	1,473,398
Carlisle Cos., Inc.	6,453	2,513,185
CNH Industrial NV	124,415	1,602,465
Comfort Systems USA, Inc.	5,028	2,195,979
Core & Main, Inc., Class A *	27,345	1,543,352
Crane Co.	6,994	1,191,218
Cummins, Inc.	19,520	6,954,000
Curtiss-Wright Corp.	5,436	1,885,966
Donaldson Co., Inc.	17,102	1,217,491
Dover Corp.	19,590	3,990,091
EMCOR Group, Inc.	6,501	2,912,838
Esab Corp.	8,093	1,002,237
Everus Construction Group, Inc. *	7,209	496,051
Fastenal Co.	81,782	5,989,714
Ferguson Enterprises, Inc.	28,903	5,234,911
Flowserve Corp.	18,687	1,170,180
Fortive Corp.	49,545	4,029,495
Fortune Brands Innovations, Inc.	17,573	1,259,457
Gates Industrial Corp. PLC *	33,786	699,032
Generac Holdings, Inc. *	8,401	1,254,521
Graco, Inc.	23,856	2,007,960
Hayward Holdings, Inc. *	20,425	307,601
HEICO Corp.	15,559	3,717,667
Hexcel Corp.	11,596	756,059
Howmet Aerospace, Inc.	57,892	7,327,969
Hubbell, Inc., Class B	7,649	3,235,603
Huntington Ingalls Industries, Inc.	5,584	1,101,500
IDEX Corp.	10,838	2,431,072
Ingersoll Rand, Inc.	57,659	5,408,414
ITT, Inc.	11,776	1,778,412
L3Harris Technologies, Inc.	27,057	5,736,355
Lennox International, Inc.	4,580	2,713,284
Lincoln Electric Holdings, Inc.	7,897	1,569,766
Loar Holdings, Inc. *	4,246	337,472
Masco Corp.	30,836	2,444,678
MasTec, Inc. *	8,936	1,296,524
Middleby Corp. *	7,583	1,297,755
MSC Industrial Direct Co., Inc., Class A	6,515	523,871
Nordson Corp.	8,120	1,788,186
nVent Electric PLC	23,528	1,531,438
Oshkosh Corp.	9,335	1,086,594
Otis Worldwide Corp.	57,026	5,441,421
Owens Corning	12,331	2,275,686
Pentair PLC	23,617	2,448,611
Quanta Services, Inc.	20,752	6,383,523
RBC Bearings, Inc. *	4,053	1,413,484
Regal Rexnord Corp.	9,488	1,506,030
Rockwell Automation, Inc.	16,374	4,559,013
Sensata Technologies Holding PLC	21,201	575,819
Simpson Manufacturing Co., Inc.	6,028	1,012,704
SiteOne Landscape Supply, Inc. *	6,395	910,008
Snap-on, Inc.	7,398	2,627,400
Spirit AeroSystems Holdings, Inc., Class A *	16,636	565,790
Standardaero, Inc. *	9,749	261,663
Stanley Black & Decker, Inc.	21,926	1,931,023
Textron, Inc.	26,728	2,044,959
Timken Co.	9,275	744,504
Toro Co.	14,680	1,222,404

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trex Co., Inc. *	15,314	1,115,319
United Rentals, Inc.	9,355	7,091,651
Valmont Industries, Inc.	2,830	938,881
Vertiv Holdings Co., Class A	51,147	5,985,222
Watsco, Inc.	4,947	2,367,585
WESCO International, Inc.	6,026	1,114,810
Westinghouse Air Brake Technologies Corp.	24,354	5,063,684
WillScot Holdings Corp. *	25,533	946,253
Woodward, Inc.	8,392	1,554,618
WW Grainger, Inc.	6,217	6,606,619
Xylem, Inc.	34,523	4,282,233
		200,417,657

Commercial & Professional Services 3.4%
Amentum Holdings, Inc. *	18,739	392,957
Booz Allen Hamilton Holding Corp., Class A	18,013	2,323,677
Broadridge Financial Solutions, Inc.	16,728	3,984,944
CACI International, Inc., Class A *	3,143	1,214,015
Clarivate PLC *	57,873	313,672
Clean Harbors, Inc. *	7,274	1,694,842
Concentrix Corp.	6,695	350,015
Dayforce, Inc. *	21,497	1,520,698
Dun & Bradstreet Holdings, Inc.	43,438	534,287
Equifax, Inc.	17,550	4,822,389
FTI Consulting, Inc. *	5,010	978,704
Genpact Ltd.	24,805	1,207,755
Jacobs Solutions, Inc.	17,634	2,471,052
KBR, Inc.	18,991	1,033,490
Leidos Holdings, Inc.	19,017	2,700,985
ManpowerGroup, Inc.	6,679	402,209
MSA Safety, Inc.	5,305	873,893
Parsons Corp. *	6,495	514,859
Paychex, Inc.	45,948	6,785,141
Paycom Software, Inc.	7,291	1,513,320
Paycor HCM, Inc. *	11,571	256,066
Paylocity Holding Corp. *	6,196	1,273,402
RB Global, Inc.	26,199	2,344,287
Robert Half, Inc.	14,445	935,892
Rollins, Inc.	39,921	1,976,089
Science Applications International Corp.	7,023	760,450
SS&C Technologies Holdings, Inc.	30,741	2,488,484
Tetra Tech, Inc.	37,981	1,397,701
TransUnion	27,741	2,753,294
Veralto Corp.	35,283	3,647,909
Verisk Analytics, Inc., Class A	20,131	5,786,455
Vestis Corp.	19,007	265,718
		59,518,651

Consumer Discretionary Distribution & Retail 3.4%
Advance Auto Parts, Inc.	8,525	413,462
AutoNation, Inc. *	3,634	685,191
Bath & Body Works, Inc.	31,349	1,179,036
Best Buy Co., Inc.	30,819	2,646,119
Burlington Stores, Inc. *	9,066	2,574,109
CarMax, Inc. *	22,111	1,893,586
Carvana Co., Class A *	15,457	3,825,298
Coupang, Inc., Class A *	165,465	3,890,082
Dick's Sporting Goods, Inc.	7,997	1,919,680
Dillard's, Inc., Class A	441	206,437
eBay, Inc.	68,390	4,614,957
Etsy, Inc. *	15,917	874,002
Five Below, Inc. *	7,782	729,796
Floor & Decor Holdings, Inc., Class A *	15,004	1,501,900
GameStop Corp., Class A *	56,081	1,508,579
Gap, Inc.	28,956	696,971
SECURITY	NUMBER OF SHARES	VALUE ($)
Genuine Parts Co.	19,868	2,309,655
Kohl's Corp.	15,536	205,231
Lithia Motors, Inc., Class A	3,744	1,408,118
LKQ Corp.	37,040	1,384,926
Macy's, Inc.	39,001	607,636
Murphy USA, Inc.	2,613	1,314,104
Nordstrom, Inc.	14,238	344,560
Ollie's Bargain Outlet Holdings, Inc. *	8,666	966,346
Penske Automotive Group, Inc.	2,610	432,294
Pool Corp.	5,316	1,830,033
RH *	2,129	892,285
Ross Stores, Inc.	46,509	7,002,395
Tractor Supply Co.	77,051	4,188,492
Ulta Beauty, Inc. *	6,719	2,769,236
Valvoline, Inc. *	18,506	686,758
Wayfair, Inc., Class A *	13,602	657,929
Williams-Sonoma, Inc.	17,874	3,778,027
		59,937,230

Consumer Durables & Apparel 2.7%
Amer Sports, Inc. *	8,340	266,630
Birkenstock Holding PLC *	5,589	330,533
Brunswick Corp.	9,399	633,869
Capri Holdings Ltd. *	16,320	404,410
Carter's, Inc.	5,103	275,154
Columbia Sportswear Co.	4,695	414,569
Crocs, Inc. *	8,129	829,727
Deckers Outdoor Corp. *	21,669	3,843,214
DR Horton, Inc.	41,689	5,915,669
Garmin Ltd.	22,123	4,775,250
Hasbro, Inc.	19,784	1,144,307
Leggett & Platt, Inc.	19,160	202,330
Lennar Corp., Class A	35,103	4,606,918
Mattel, Inc. *	48,238	899,156
Mohawk Industries, Inc. *	7,513	918,840
Newell Brands, Inc.	59,638	593,994
NVR, Inc. *	411	3,294,650
Polaris, Inc.	7,296	348,019
PulteGroup, Inc.	29,134	3,314,867
PVH Corp.	7,945	711,872
Ralph Lauren Corp., Class A	5,635	1,407,059
SharkNinja, Inc. *	9,449	1,056,493
Skechers USA, Inc., Class A *	18,822	1,418,049
Tapestry, Inc.	33,242	2,424,671
Tempur Sealy International, Inc.	24,002	1,515,486
Toll Brothers, Inc.	14,368	1,951,318
TopBuild Corp. *	4,301	1,473,867
Under Armour, Inc., Class A *	51,615	430,985
VF Corp.	49,853	1,294,682
Whirlpool Corp.	7,543	792,090
YETI Holdings, Inc. *	12,067	449,616
		47,938,294

Consumer Services 3.9%
ADT, Inc.	46,742	358,979
Aramark	37,339	1,452,860
Boyd Gaming Corp.	9,070	695,215
Bright Horizons Family Solutions, Inc. *	8,224	1,008,262
Caesars Entertainment, Inc. *	30,069	1,083,987
Carnival Corp. *	146,608	4,056,643
Cava Group, Inc. *	10,774	1,455,029
Choice Hotels International, Inc. (a)	3,912	576,355
Churchill Downs, Inc.	9,950	1,229,621
Darden Restaurants, Inc.	16,741	3,268,513
Domino's Pizza, Inc.	4,973	2,233,474
DraftKings, Inc., Class A *	64,725	2,715,214
Duolingo, Inc. *	5,315	1,934,607

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dutch Bros, Inc., Class A *	15,580	974,062
Expedia Group, Inc. *	17,738	3,032,311
Grand Canyon Education, Inc. *	4,123	724,164
H&R Block, Inc.	19,835	1,097,074
Hilton Worldwide Holdings, Inc.	34,223	8,763,484
Hyatt Hotels Corp., Class A	5,841	924,221
Las Vegas Sands Corp.	49,685	2,277,063
Light & Wonder, Inc. *	12,687	1,115,314
Marriott Vacations Worldwide Corp.	4,961	430,466
MGM Resorts International *	32,825	1,131,806
Norwegian Cruise Line Holdings Ltd. *	62,763	1,779,331
Penn Entertainment, Inc. *	21,523	443,374
Planet Fitness, Inc., Class A *	12,075	1,306,032
Royal Caribbean Cruises Ltd.	33,871	9,030,009
Service Corp. International	20,114	1,571,306
Texas Roadhouse, Inc., Class A	9,524	1,724,796
Travel & Leisure Co.	9,447	513,539
Vail Resorts, Inc.	5,329	906,569
Wendy's Co.	24,537	363,884
Wingstop, Inc.	4,182	1,245,818
Wyndham Hotels & Resorts, Inc.	10,840	1,138,417
Wynn Resorts Ltd.	14,610	1,268,878
Yum! Brands, Inc.	40,256	5,253,408
		69,084,085

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	59,654	1,196,063
BJ's Wholesale Club Holdings, Inc. *	18,854	1,867,489
Casey's General Stores, Inc.	5,292	2,232,007
Dollar General Corp.	31,328	2,226,168
Dollar Tree, Inc. *	28,889	2,119,008
Grocery Outlet Holding Corp. *	13,749	222,596
Kroger Co.	94,790	5,842,855
Maplebear, Inc. *	23,820	1,150,030
Performance Food Group Co. *	21,801	1,968,848
Sysco Corp.	70,221	5,120,515
U.S. Foods Holding Corp. *	32,720	2,320,830
Walgreens Boots Alliance, Inc.	102,034	1,048,909
		27,315,318

Energy 5.2%
Antero Midstream Corp.	48,521	778,277
Antero Resources Corp. *	41,501	1,548,817
APA Corp.	51,876	1,137,641
Baker Hughes Co., Class A	142,605	6,585,499
Cheniere Energy, Inc.	31,915	7,137,790
Chord Energy Corp.	8,762	985,287
Civitas Resources, Inc.	14,008	711,046
Coterra Energy, Inc.	104,298	2,891,141
Devon Energy Corp.	88,989	3,034,525
Diamondback Energy, Inc.	26,946	4,428,845
DT Midstream, Inc.	13,901	1,405,113
EQT Corp.	84,192	4,303,895
Expand Energy Corp.	32,955	3,348,228
Halliburton Co.	125,949	3,277,193
Hess Corp.	39,914	5,549,243
HF Sinclair Corp.	22,031	794,878
Kinder Morgan, Inc.	276,979	7,611,383
Matador Resources Co.	16,817	975,386
New Fortress Energy, Inc.	11,339	170,085
NOV, Inc.	55,222	797,958
ONEOK, Inc.	83,370	8,101,063
Ovintiv, Inc.	37,555	1,585,572
Permian Resources Corp., Class A	93,266	1,366,347
Range Resources Corp.	33,910	1,256,026
Targa Resources Corp.	30,906	6,082,301
TechnipFMC PLC	60,491	1,817,755
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	2,683	3,480,307
Viper Energy, Inc.	14,928	700,123
Weatherford International PLC	10,252	645,363
Williams Cos., Inc.	173,884	9,638,390
		92,145,477

Equity Real Estate Investment Trusts (REITs) 6.4%
Agree Realty Corp.	15,308	1,110,902
Alexandria Real Estate Equities, Inc.	24,780	2,412,333
American Homes 4 Rent, Class A	48,265	1,671,417
Americold Realty Trust, Inc.	40,568	886,411
AvalonBay Communities, Inc.	20,266	4,489,122
Brixmor Property Group, Inc.	42,766	1,114,482
BXP, Inc.	22,432	1,640,676
Camden Property Trust	14,780	1,680,634
Cousins Properties, Inc.	23,113	705,640
Crown Castle, Inc.	62,113	5,545,449
CubeSmart	32,007	1,334,692
Digital Realty Trust, Inc.	47,344	7,757,788
EastGroup Properties, Inc.	6,988	1,185,305
EPR Properties	10,755	495,805
Equity LifeStyle Properties, Inc.	26,992	1,766,626
Equity Residential	53,962	3,811,336
Essex Property Trust, Inc.	9,131	2,598,409
Extra Space Storage, Inc.	29,879	4,601,366
Federal Realty Investment Trust	12,086	1,312,902
First Industrial Realty Trust, Inc.	18,837	1,005,707
Gaming & Leisure Properties, Inc.	37,160	1,798,172
Healthcare Realty Trust, Inc., Class A	50,375	843,781
Healthpeak Properties, Inc.	99,814	2,062,157
Highwoods Properties, Inc.	14,981	446,284
Host Hotels & Resorts, Inc.	99,486	1,662,411
Invitation Homes, Inc.	87,485	2,725,158
Iron Mountain, Inc.	41,594	4,224,703
Kilroy Realty Corp.	16,594	647,498
Kimco Realty Corp.	94,100	2,112,545
Lamar Advertising Co., Class A	12,451	1,574,055
Lineage, Inc.	8,727	523,620
Medical Properties Trust, Inc. (a)	84,033	394,115
Mid-America Apartment Communities, Inc.	16,610	2,534,354
National Storage Affiliates Trust	10,066	373,952
NNN REIT, Inc.	26,530	1,045,017
Omega Healthcare Investors, Inc.	38,463	1,425,439
Park Hotels & Resorts, Inc.	28,952	390,562
Rayonier, Inc.	22,114	578,060
Realty Income Corp.	124,527	6,804,155
Regency Centers Corp.	25,832	1,855,771
Rexford Industrial Realty, Inc.	31,532	1,282,091
SBA Communications Corp., Class A	15,330	3,028,595
Simon Property Group, Inc.	46,224	8,036,505
STAG Industrial, Inc.	25,890	884,920
Sun Communities, Inc.	17,587	2,224,755
UDR, Inc.	46,840	1,955,102
Ventas, Inc.	59,795	3,612,814
VICI Properties, Inc., Class A	148,940	4,433,944
Vornado Realty Trust	24,952	1,079,423
Weyerhaeuser Co.	104,139	3,188,736
WP Carey, Inc.	30,962	1,731,085
		112,606,781

Financial Services 8.9%
Affiliated Managers Group, Inc.	4,189	787,281
Affirm Holdings, Inc. *	36,968	2,257,636
AGNC Investment Corp.	115,799	1,154,516
Ally Financial, Inc.	39,314	1,532,067
Ameriprise Financial, Inc.	13,888	7,546,184

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Annaly Capital Management, Inc.	80,065	1,634,127
ARES Management Corp., Class A	26,432	5,239,351
Bank of New York Mellon Corp.	105,589	9,073,263
Block, Inc. *	79,364	7,207,838
Blue Owl Capital, Inc., Class A	73,993	1,924,558
Carlyle Group, Inc.	31,282	1,756,797
Cboe Global Markets, Inc.	15,070	3,079,253
Coinbase Global, Inc., Class A *	28,947	8,433,129
Corebridge Financial, Inc.	42,225	1,425,516
Corpay, Inc. *	9,639	3,667,543
Credit Acceptance Corp. *	887	450,392
Discover Financial Services	35,725	7,183,940
Equitable Holdings, Inc.	45,146	2,456,845
Euronet Worldwide, Inc. *	6,052	596,122
Evercore, Inc., Class A	5,111	1,488,681
FactSet Research Systems, Inc.	5,439	2,580,316
Fidelity National Information Services, Inc.	78,029	6,357,023
Franklin Resources, Inc.	40,582	902,544
Global Payments, Inc.	36,365	4,103,790
Houlihan Lokey, Inc., Class A	7,475	1,358,357
Interactive Brokers Group, Inc., Class A	15,078	3,278,560
Invesco Ltd.	52,288	1,005,498
Jack Henry & Associates, Inc.	10,338	1,799,742
Janus Henderson Group PLC	18,122	814,221
Jefferies Financial Group, Inc.	24,990	1,921,481
Lazard, Inc.	15,591	847,683
LPL Financial Holdings, Inc.	10,635	3,901,875
MarketAxess Holdings, Inc.	5,278	1,164,485
MGIC Investment Corp.	36,626	935,428
Morningstar, Inc.	3,826	1,257,377
MSCI, Inc., Class A	10,859	6,480,325
Nasdaq, Inc.	58,848	4,845,544
Northern Trust Corp.	27,993	3,143,334
OneMain Holdings, Inc.	16,079	893,028
Raymond James Financial, Inc.	26,272	4,426,307
Rithm Capital Corp.	73,792	849,346
Robinhood Markets, Inc., Class A *	95,987	4,986,525
Rocket Cos., Inc., Class A *	19,862	250,261
SEI Investments Co.	14,253	1,234,025
Shift4 Payments, Inc., Class A *	8,745	1,048,088
SLM Corp.	30,020	837,858
SoFi Technologies, Inc. *	151,100	2,384,358
Starwood Property Trust, Inc.	44,677	864,500
State Street Corp.	41,830	4,250,765
Stifel Financial Corp.	14,214	1,646,692
Synchrony Financial	55,544	3,831,425
T. Rowe Price Group, Inc.	31,336	3,663,805
Toast, Inc., Class A *	64,736	2,648,997
TPG, Inc.	12,010	807,672
Tradeweb Markets, Inc., Class A	16,552	2,100,449
UWM Holdings Corp.	13,201	79,602
Virtu Financial, Inc., Class A	11,542	462,373
Voya Financial, Inc.	14,100	1,000,959
Western Union Co.	48,650	502,068
WEX, Inc. *	5,685	1,045,415
XP, Inc., Class A	58,545	799,139
		156,206,279

Food, Beverage & Tobacco 2.1%
Archer-Daniels-Midland Co.	68,125	3,490,044
Boston Beer Co., Inc., Class A *	1,253	314,090
Brown-Forman Corp., Class B	31,456	1,038,363
Bunge Global SA	19,783	1,506,080
Campbell's Co.	27,348	1,060,282
Celsius Holdings, Inc. *	25,163	628,572
Coca-Cola Consolidated, Inc.	862	1,178,888
Conagra Brands, Inc.	68,076	1,762,488
SECURITY	NUMBER OF SHARES	VALUE ($)
Darling Ingredients, Inc. *	22,580	845,847
Flowers Foods, Inc.	26,766	523,275
Freshpet, Inc. *	6,651	1,063,827
General Mills, Inc.	79,777	4,797,789
Hershey Co.	20,807	3,105,445
Hormel Foods Corp.	41,482	1,243,630
Ingredion, Inc.	9,378	1,279,534
J.M. Smucker Co.	14,763	1,578,017
Kellanova	37,453	3,061,034
Lamb Weston Holdings, Inc.	20,288	1,216,063
McCormick & Co., Inc. - Non Voting Shares	36,010	2,781,052
Molson Coors Beverage Co., Class B	24,384	1,335,024
Pilgrim's Pride Corp. *	5,893	274,260
Post Holdings, Inc. *	6,777	719,446
Seaboard Corp.	36	87,780
Tyson Foods, Inc., Class A	40,182	2,269,881
		37,160,711

Health Care Equipment & Services 5.3%
Acadia Healthcare Co., Inc. *	12,898	581,829
Align Technology, Inc. *	10,705	2,345,573
Amedisys, Inc. *	4,599	425,407
Baxter International, Inc.	72,789	2,370,010
Cardinal Health, Inc.	34,797	4,302,997
Cencora, Inc.	23,729	6,032,149
Centene Corp. *	72,105	4,616,883
Certara, Inc. *	17,150	244,045
Chemed Corp.	2,122	1,192,564
Cooper Cos., Inc. *	27,901	2,693,842
DaVita, Inc. *	6,750	1,189,350
DENTSPLY SIRONA, Inc.	29,003	573,099
Dexcom, Inc. *	55,742	4,840,078
Doximity, Inc., Class A *	17,479	1,033,009
Encompass Health Corp.	14,138	1,403,479
Enovis Corp. *	7,903	371,283
Envista Holdings Corp. *	24,374	500,154
GE HealthCare Technologies, Inc.	64,962	5,736,145
Globus Medical, Inc., Class A *	15,943	1,478,235
Henry Schein, Inc. *	18,003	1,440,240
Hologic, Inc. *	32,724	2,360,709
Humana, Inc.	17,225	5,050,887
IDEXX Laboratories, Inc. *	11,612	4,900,845
Inspire Medical Systems, Inc. *	4,184	809,604
Insulet Corp. *	9,983	2,779,068
Labcorp Holdings, Inc.	12,010	3,000,098
Masimo Corp. *	6,209	1,081,794
Molina Healthcare, Inc. *	8,109	2,517,115
Penumbra, Inc. *	5,265	1,405,597
Premier, Inc., Class A	13,706	310,578
Quest Diagnostics, Inc.	15,879	2,589,865
QuidelOrtho Corp. *	8,883	386,055
ResMed, Inc.	20,773	4,906,167
Solventum Corp. *	19,823	1,468,091
STERIS PLC	14,080	3,106,752
Teleflex, Inc.	6,652	1,198,956
Tenet Healthcare Corp. *	13,570	1,911,877
Universal Health Services, Inc., Class B	8,164	1,539,404
Veeva Systems, Inc., Class A *	21,072	4,915,255
Zimmer Biomet Holdings, Inc.	28,301	3,098,393
		92,707,481

Household & Personal Products 0.9%
BellRing Brands, Inc. *	18,337	1,418,367
Church & Dwight Co., Inc.	34,855	3,677,900
Clorox Co.	17,743	2,815,459
Coty, Inc., Class A *	54,472	399,280

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
elf Beauty, Inc. *	7,655	764,811
Kenvue, Inc.	273,601	5,824,965
Reynolds Consumer Products, Inc.	7,862	217,070
Spectrum Brands Holdings, Inc.	3,908	330,460
		15,448,312

Insurance 5.2%
Aflac, Inc.	79,725	8,560,870
Allstate Corp.	37,531	7,218,337
American Financial Group, Inc.	10,243	1,398,784
Arch Capital Group Ltd.	51,538	4,796,642
Arthur J Gallagher & Co.	35,126	10,601,729
Assurant, Inc.	7,439	1,600,798
Assured Guaranty Ltd.	7,181	679,323
Axis Capital Holdings Ltd.	10,992	1,000,492
Brighthouse Financial, Inc. *	8,617	531,755
Brown & Brown, Inc.	34,119	3,570,894
Cincinnati Financial Corp.	21,872	2,997,557
CNA Financial Corp.	3,210	157,483
Everest Group Ltd.	6,136	2,132,321
Fidelity National Financial, Inc.	37,105	2,158,398
First American Financial Corp.	14,318	905,184
Globe Life, Inc.	12,652	1,544,683
Hanover Insurance Group, Inc.	5,096	780,147
Hartford Financial Services Group, Inc.	41,356	4,613,262
Kemper Corp.	8,659	581,712
Kinsale Capital Group, Inc.	3,155	1,394,321
Lincoln National Corp.	24,274	853,474
Loews Corp.	25,583	2,186,067
Markel Group, Inc. *	1,810	3,310,092
Old Republic International Corp.	33,748	1,234,502
Primerica, Inc.	4,809	1,395,427
Principal Financial Group, Inc.	32,443	2,674,925
Prudential Financial, Inc.	51,355	6,201,630
Reinsurance Group of America, Inc.	9,393	2,140,289
RenaissanceRe Holdings Ltd.	7,315	1,701,323
RLI Corp.	11,794	865,090
Ryan Specialty Holdings, Inc., Class A	14,614	973,000
Unum Group	25,937	1,977,696
W.R. Berkley Corp.	42,036	2,472,978
White Mountains Insurance Group Ltd.	356	687,956
Willis Towers Watson PLC	14,387	4,741,452
		90,640,593

Materials 5.3%
Albemarle Corp.	16,749	1,410,098
Alcoa Corp.	35,314	1,247,290
Amcor PLC	205,169	1,994,243
AptarGroup, Inc.	9,444	1,484,125
Ashland, Inc.	7,005	444,747
ATI, Inc. *	17,567	1,002,900
Avery Dennison Corp.	11,455	2,127,537
Axalta Coating Systems Ltd. *	31,172	1,120,322
Ball Corp.	42,237	2,352,601
Berry Global Group, Inc.	16,364	1,111,443
Celanese Corp., Class A	15,546	1,104,388
CF Industries Holdings, Inc.	24,738	2,281,091
Chemours Co.	21,330	405,057
Cleveland-Cliffs, Inc. *	68,589	702,351
Corteva, Inc.	99,940	6,523,084
Crown Holdings, Inc.	16,703	1,467,526
Dow, Inc.	100,555	3,926,673
DuPont de Nemours, Inc.	59,749	4,588,723
Eagle Materials, Inc.	4,751	1,219,772
Eastman Chemical Co.	16,748	1,668,938
Element Solutions, Inc.	31,866	822,461
FMC Corp.	17,751	990,151
SECURITY	NUMBER OF SHARES	VALUE ($)
Graphic Packaging Holding Co.	42,271	1,159,493
Huntsman Corp.	23,260	391,466
International Flavors & Fragrances, Inc.	36,530	3,181,398
International Paper Co.	74,776	4,159,789
Louisiana-Pacific Corp.	8,906	1,041,735
LyondellBasell Industries NV, Class A	37,201	2,816,116
Martin Marietta Materials, Inc.	8,758	4,765,403
Mosaic Co.	45,690	1,274,294
MP Materials Corp. *	18,707	410,806
NewMarket Corp.	969	482,581
Nucor Corp.	33,869	4,349,796
Olin Corp.	16,710	489,436
Packaging Corp. of America	12,665	2,693,339
PPG Industries, Inc.	33,032	3,811,232
Reliance, Inc.	7,687	2,225,386
Royal Gold, Inc.	9,399	1,314,168
RPM International, Inc.	18,157	2,298,676
Scotts Miracle-Gro Co.	6,030	427,889
Sealed Air Corp.	20,846	726,066
Silgan Holdings, Inc.	11,804	649,456
Smurfit WestRock PLC	73,848	3,920,590
Sonoco Products Co.	14,055	669,580
Steel Dynamics, Inc.	20,762	2,661,688
U.S. Steel Corp.	31,928	1,176,547
Vulcan Materials Co.	18,905	5,182,806
Westlake Corp.	4,778	545,982
		92,821,239

Media & Entertainment 3.4%
Charter Communications, Inc., Class A *	13,406	4,631,639
Electronic Arts, Inc.	37,757	4,640,713
Fox Corp., Class A	49,565	2,536,737
IAC, Inc. *	10,549	446,539
Interpublic Group of Cos., Inc.	53,114	1,522,778
Liberty Broadband Corp., Class C *	18,064	1,384,786
Liberty Media Corp.-Liberty Formula One, Class C *	32,979	3,156,090
Liberty Media Corp.-Liberty Live, Class C *	9,339	687,257
Live Nation Entertainment, Inc. *	22,558	3,263,692
Madison Square Garden Sports Corp. *	2,659	584,634
Match Group, Inc.	36,766	1,312,546
New York Times Co., Class A	23,004	1,249,117
News Corp., Class A	72,695	2,044,183
Nexstar Media Group, Inc., Class A	4,358	667,733
Omnicom Group, Inc.	27,697	2,403,823
Paramount Global, Class B (a)	87,220	948,954
Pinterest, Inc., Class A *	85,944	2,832,714
Playtika Holding Corp.	10,287	73,758
ROBLOX Corp., Class A *	75,032	5,332,524
Roku, Inc. *	18,092	1,497,294
Sirius XM Holdings, Inc.	30,691	736,891
Take-Two Interactive Software, Inc. *	24,632	4,569,482
TKO Group Holdings, Inc. *	11,287	1,751,855
Trade Desk, Inc., Class A *	63,788	7,570,360
TripAdvisor, Inc. *	15,482	271,864
Trump Media & Technology Group Corp. *(a)	10,531	335,518
Warner Bros Discovery, Inc. *	346,774	3,620,321
ZoomInfo Technologies, Inc., Class A *	43,477	447,378
		60,521,180

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
10X Genomics, Inc., Class A *	15,043	225,645
Agilent Technologies, Inc.	41,030	6,216,866
Alnylam Pharmaceuticals, Inc. *	18,403	4,992,918
Apellis Pharmaceuticals, Inc. *	14,887	431,872

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avantor, Inc. *	96,888	2,158,665
Azenta, Inc. *	6,817	368,459
Biogen, Inc. *	20,814	2,995,759
BioMarin Pharmaceutical, Inc. *	27,036	1,713,001
Bio-Rad Laboratories, Inc., Class A *	2,698	973,654
Bio-Techne Corp.	22,162	1,630,015
Bruker Corp.	15,534	903,302
Charles River Laboratories International, Inc. *	7,288	1,200,771
Elanco Animal Health, Inc. *	70,474	847,802
Exact Sciences Corp. *	26,062	1,460,775
Exelixis, Inc. *	40,033	1,327,094
Fortrea Holdings, Inc. *	12,604	211,873
GRAIL, Inc. *(a)	3,900	118,092
Illumina, Inc. *	22,757	3,020,764
Incyte Corp. *	22,682	1,682,097
Intra-Cellular Therapies, Inc. *	14,677	1,865,153
Ionis Pharmaceuticals, Inc. *	22,366	713,475
IQVIA Holdings, Inc. *	25,751	5,185,221
Jazz Pharmaceuticals PLC *	8,575	1,066,473
Medpace Holdings, Inc. *	3,619	1,263,574
Mettler-Toledo International, Inc. *	3,015	4,113,787
Natera, Inc. *	16,366	2,895,473
Neurocrine Biosciences, Inc. *	14,246	2,162,828
Organon & Co.	36,687	570,850
Perrigo Co. PLC	19,243	479,343
Qiagen NV *	30,918	1,380,163
Repligen Corp. *	7,959	1,322,865
Revvity, Inc.	17,598	2,219,636
Roivant Sciences Ltd. *	60,546	673,877
Royalty Pharma PLC, Class A	55,963	1,767,312
Sarepta Therapeutics, Inc. *	12,936	1,471,082
Sotera Health Co. *	21,565	295,656
Ultragenyx Pharmaceutical, Inc. *	12,711	546,954
United Therapeutics Corp. *	6,238	2,190,598
Viatris, Inc.	169,617	1,913,280
Viking Therapeutics, Inc. *	15,173	496,916
Waters Corp. *	8,420	3,498,342
West Pharmaceutical Services, Inc.	10,371	3,542,215
		74,114,497

Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A *	43,702	6,325,427
CoStar Group, Inc. *	57,987	4,441,804
Howard Hughes Holdings, Inc. *	4,388	335,112
Jones Lang LaSalle, Inc. *	6,749	1,908,617
Millrose Properties, Inc., Class A *(b)	17,517	193,738
Seaport Entertainment Group, Inc. *	1,064	28,313
Zillow Group, Inc., Class C *	28,553	2,347,628
		15,580,639

Semiconductors & Semiconductor Equipment 1.9%
Allegro MicroSystems, Inc. *	17,618	424,418
Amkor Technology, Inc.	16,014	394,104
Astera Labs, Inc. *	15,427	1,564,606
Cirrus Logic, Inc. *	7,642	767,562
Enphase Energy, Inc. *	18,785	1,169,930
Entegris, Inc.	21,510	2,184,125
First Solar, Inc. *	15,249	2,554,512
GLOBALFOUNDRIES, Inc. *	14,036	582,073
Lattice Semiconductor Corp. *	19,395	1,105,903
MACOM Technology Solutions Holdings, Inc. *	7,967	1,053,636
Microchip Technology, Inc.	75,760	4,113,768
MKS Instruments, Inc.	9,513	1,077,633
Monolithic Power Systems, Inc.	6,710	4,276,753
ON Semiconductor Corp. *	60,702	3,177,143
SECURITY	NUMBER OF SHARES	VALUE ($)
Onto Innovation, Inc. *	7,010	1,435,368
Qorvo, Inc. *	13,509	1,120,977
Skyworks Solutions, Inc.	22,972	2,038,995
Teradyne, Inc.	22,321	2,584,548
Universal Display Corp.	6,662	998,767
Wolfspeed, Inc. *	17,622	108,023
		32,732,844

Software & Services 8.8%
Akamai Technologies, Inc. *	21,238	2,121,676
Amdocs Ltd.	15,991	1,410,246
ANSYS, Inc. *	12,464	4,368,632
Appfolio, Inc., Class A *	3,248	759,740
AppLovin Corp., Class A *	37,470	13,848,537
Aspen Technology, Inc. *	3,849	1,014,404
Bentley Systems, Inc., Class B	20,010	931,466
Bill Holdings, Inc. *	14,399	1,393,391
CCC Intelligent Solutions Holdings, Inc. *	64,216	713,440
Cloudflare, Inc., Class A *	42,841	5,929,194
Cognizant Technology Solutions Corp., Class A	71,112	5,874,562
Confluent, Inc., Class A *	35,283	1,047,199
Datadog, Inc., Class A *	42,706	6,094,573
DocuSign, Inc., Class A *	29,041	2,809,136
Dolby Laboratories, Inc., Class A	8,323	696,885
DoubleVerify Holdings, Inc. *	20,784	428,358
Dropbox, Inc., Class A *	33,890	1,089,564
DXC Technology Co. *	25,603	556,097
Dynatrace, Inc. *	42,189	2,436,415
Elastic NV *	12,433	1,399,707
EPAM Systems, Inc. *	7,800	1,980,888
Fair Isaac Corp. *	3,389	6,349,495
Five9, Inc. *	10,494	430,149
Gartner, Inc. *	10,768	5,845,193
Gen Digital, Inc.	77,657	2,089,750
Gitlab, Inc., Class A *	17,470	1,271,117
Globant SA *	6,022	1,284,613
GoDaddy, Inc., Class A *	19,973	4,247,258
Guidewire Software, Inc. *	11,710	2,473,972
HashiCorp, Inc., Class A *	20,715	708,453
HubSpot, Inc. *	6,981	5,441,899
Informatica, Inc., Class A *	11,556	296,758
Kyndryl Holdings, Inc. *	32,453	1,231,916
Manhattan Associates, Inc. *	8,759	1,827,040
MicroStrategy, Inc., Class A *	23,522	7,874,930
MongoDB, Inc., Class A *	10,234	2,797,157
nCino, Inc. *	11,790	400,978
Nutanix, Inc., Class A *	35,747	2,458,143
Okta, Inc. *	23,125	2,178,838
Palantir Technologies, Inc., Class A *	287,460	23,712,575
Pegasystems, Inc.	6,399	692,948
Procore Technologies, Inc. *	15,310	1,218,064
PTC, Inc. *	16,912	3,272,134
RingCentral, Inc., Class A *	11,779	410,145
SentinelOne, Inc., Class A *	39,683	950,408
Teradata Corp. *	13,565	432,859
Twilio, Inc., Class A *	21,864	3,204,825
Tyler Technologies, Inc. *	6,056	3,643,532
UiPath, Inc., Class A *	60,852	865,315
Unity Software, Inc. *	43,289	961,016
VeriSign, Inc. *	11,896	2,557,640
Zoom Communications, Inc., Class A *	37,669	3,274,943
Zscaler, Inc. *	13,320	2,698,499
		154,006,672

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.5%
Arrow Electronics, Inc. *	7,467	870,279
Avnet, Inc.	12,418	641,514
CDW Corp.	19,193	3,822,094
Ciena Corp. *	20,578	1,793,167
Cognex Corp.	24,570	980,343
Coherent Corp. *	17,756	1,606,740
Corning, Inc.	109,505	5,703,020
Crane NXT Co.	6,936	443,696
F5, Inc. *	8,351	2,482,418
Hewlett Packard Enterprise Co.	185,372	3,928,033
HP, Inc.	137,624	4,472,780
Ingram Micro Holding Corp. *	2,505	58,417
IPG Photonics Corp. *	3,855	282,687
Jabil, Inc.	15,788	2,564,129
Juniper Networks, Inc.	46,523	1,621,792
Keysight Technologies, Inc. *	24,894	4,439,845
Littelfuse, Inc.	3,474	828,063
Lumentum Holdings, Inc. *	9,679	823,296
NetApp, Inc.	29,435	3,594,013
Pure Storage, Inc., Class A *	43,849	2,972,524
Super Micro Computer, Inc. *	70,782	2,018,703
TD SYNNEX Corp.	10,781	1,536,400
Teledyne Technologies, Inc. *	6,613	3,381,425
Trimble, Inc. *	34,818	2,609,957
Ubiquiti, Inc.	599	241,720
Vontier Corp.	21,389	824,546
Western Digital Corp. *	49,358	3,214,687
Zebra Technologies Corp., Class A *	7,307	2,863,906
		60,620,194

Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	35,041	1,253,066
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	16,046	461,322
Liberty Global Ltd., Class C *	44,953	527,299
		2,241,687

Transportation 2.2%
Alaska Air Group, Inc. *	17,930	1,313,373
American Airlines Group, Inc. *	93,587	1,583,492
Avis Budget Group, Inc. *	2,429	217,881
CH Robinson Worldwide, Inc.	16,574	1,648,947
Delta Air Lines, Inc.	92,030	6,190,858
Expeditors International of Washington, Inc.	20,166	2,290,454
GXO Logistics, Inc. *	16,675	757,879
JB Hunt Transport Services, Inc.	11,564	1,979,988
Kirby Corp. *	8,291	904,963
Knight-Swift Transportation Holdings, Inc.	22,400	1,278,816
Landstar System, Inc.	5,043	830,380
Lyft, Inc., Class A *	52,437	709,997
Old Dominion Freight Line, Inc.	27,635	5,129,332
Ryder System, Inc.	5,909	941,954
Saia, Inc. *	3,787	1,818,177
Schneider National, Inc., Class B	6,718	199,861
Southwest Airlines Co.	85,405	2,622,788
U-Haul Holding Co., Non Voting Shares	15,591	1,009,361
United Airlines Holdings, Inc. *	46,766	4,949,713
XPO, Inc. *	16,329	2,182,697
		38,560,911

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.4%
AES Corp.	100,984	1,110,824
Alliant Energy Corp.	36,606	2,155,361
Ameren Corp.	38,011	3,580,636
American Water Works Co., Inc.	27,865	3,473,094
Atmos Energy Corp.	22,115	3,151,609
Brookfield Renewable Corp.	19,302	515,170
CenterPoint Energy, Inc.	92,195	3,002,791
Clearway Energy, Inc., Class C	16,279	422,114
CMS Energy Corp.	42,539	2,807,574
Consolidated Edison, Inc.	49,480	4,638,255
DTE Energy Co.	29,535	3,540,656
Edison International	54,349	2,934,846
Entergy Corp.	60,911	4,938,664
Essential Utilities, Inc.	35,967	1,276,109
Evergy, Inc.	31,863	2,044,649
Eversource Energy	51,140	2,949,755
Exelon Corp.	142,955	5,718,200
FirstEnergy Corp.	82,251	3,273,590
IDACORP, Inc.	7,575	832,796
MDU Resources Group, Inc.	29,291	521,966
National Fuel Gas Co.	12,996	910,110
NiSource, Inc.	66,757	2,490,036
NRG Energy, Inc.	29,359	3,007,536
OGE Energy Corp.	28,540	1,205,244
PG&E Corp.	305,422	4,779,854
Pinnacle West Capital Corp.	16,188	1,407,709
PPL Corp.	105,508	3,545,069
Public Service Enterprise Group, Inc.	71,246	5,951,891
UGI Corp.	30,628	941,198
Vistra Corp.	48,473	8,144,918
WEC Energy Group, Inc.	45,186	4,485,162
Xcel Energy, Inc.	82,124	5,518,733
		95,276,119
Total Common Stocks (Cost $1,310,028,578)		1,747,140,212

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	28,000	2,577,960
Total Investment Companies (Cost $2,253,604)		2,577,960

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)	7,263,776	7,263,776
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)(d)	2,307,660	2,307,660
		9,571,436
Total Short-Term Investments (Cost $9,571,436)		9,571,436
Total Investments in Securities (Cost $1,321,853,618)		1,759,289,608

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/21/25	17	5,525,000	(40,702)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,232,964.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,729,317,886	$—	$—	$1,729,317,886
Real Estate Management & Development	15,386,901	—	193,738	15,580,639
Telecommunication Services	2,241,687	—	0 *	2,241,687
Investment Companies[1]	2,577,960	—	—	2,577,960
Short-Term Investments[1]	9,571,436	—	—	9,571,436
Liabilities
Futures Contracts[2]	(40,702)	—	—	(40,702)
Total	$1,759,055,168	$—	$193,738	$1,759,248,906

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 7.3%
ANZ Group Holdings Ltd.	1,774,288	33,504,891
APA Group	781,744	3,296,797
Aristocrat Leisure Ltd.	338,160	15,724,303
ASX Ltd.	115,715	4,537,123
BHP Group Ltd.	3,018,808	74,140,967
BlueScope Steel Ltd.	265,698	3,469,560
Brambles Ltd.	833,352	10,183,967
CAR Group Ltd.	222,727	5,550,222
Cochlear Ltd.	38,089	7,496,738
Coles Group Ltd.	786,250	9,477,427
Commonwealth Bank of Australia	995,880	98,275,622
Computershare Ltd.	315,691	6,862,505
CSL Ltd.	287,896	49,703,163
Endeavour Group Ltd.	894,038	2,332,086
Fortescue Ltd.	1,011,494	11,845,979
Goodman Group	1,026,606	22,893,473
GPT Group	1,147,416	3,257,337
Insurance Australia Group Ltd.	1,396,484	7,919,812
James Hardie Industries PLC *	253,966	8,536,067
Lottery Corp. Ltd.	1,342,302	4,172,988
Macquarie Group Ltd.	215,941	31,944,699
Medibank Pvt Ltd.	1,644,000	4,053,634
Mineral Resources Ltd.	106,159	2,264,741
Mirvac Group	2,301,362	2,784,008
National Australia Bank Ltd.	1,831,305	45,126,376
Northern Star Resources Ltd.	696,416	7,370,672
Orica Ltd.	283,101	3,068,818
Origin Energy Ltd.	1,018,502	6,568,697
Pro Medicus Ltd.	34,230	5,857,979
Qantas Airways Ltd. *	454,746	2,635,190
QBE Insurance Group Ltd.	891,009	11,500,924
Ramsay Health Care Ltd.	109,990	2,284,892
REA Group Ltd.	30,990	4,753,191
Reece Ltd.	140,504	2,058,385
Rio Tinto Ltd.	216,824	15,615,865
Santos Ltd.	1,915,483	8,293,955
Scentre Group	3,090,299	6,993,564
SEEK Ltd.	211,223	2,969,742
SGH Ltd.	123,015	3,629,332
Sonic Healthcare Ltd.	262,486	4,611,286
South32 Ltd.	2,684,116	5,511,424
Stockland	1,403,322	4,445,730
Suncorp Group Ltd.	757,034	9,705,958
Telstra Group Ltd.	2,392,703	5,841,522
Transurban Group	1,833,949	15,106,375
Treasury Wine Estates Ltd.	478,210	3,172,440
Vicinity Ltd.	2,306,237	3,125,576
Washington H Soul Pattinson & Co. Ltd.	143,341	3,024,437
Wesfarmers Ltd.	676,844	31,882,311
Westpac Banking Corp.	2,048,508	42,504,147
WiseTech Global Ltd.	109,068	8,256,742
Woodside Energy Group Ltd.	1,137,081	17,330,004
Woolworths Group Ltd.	734,105	13,802,279
Xero Ltd. *	86,027	9,682,773
		730,958,695

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.2%
Erste Group Bank AG	198,715	12,216,765
OMV AG	90,203	3,714,505
Verbund AG	39,990	3,074,086
		19,005,356

Belgium 1.0%
Ageas SA	96,057	4,948,238
Anheuser-Busch InBev SA	533,724	26,299,982
Argenx SE *	35,613	23,509,464
D'ieteren Group	13,255	2,223,355
Elia Group SA	18,884	1,274,313
Groupe Bruxelles Lambert NV	47,138	3,272,317
KBC Group NV	136,818	10,495,001
Lotus Bakeries NV	236	2,517,393
Sofina SA	9,337	2,327,216
Syensqo SA	45,500	3,585,113
UCB SA	74,946	14,580,989
Warehouses De Pauw CVA	106,528	2,288,222
		97,321,603

Denmark 2.7%
AP Moller - Maersk AS, Class A	1,779	2,574,471
AP Moller - Maersk AS, Class B	2,600	3,839,882
Carlsberg AS, Class B	56,621	5,930,546
Coloplast AS, Class B	75,703	8,718,528
Danske Bank AS	405,868	12,118,238
Demant AS *	52,197	2,095,640
DSV AS	121,795	24,263,291
Genmab AS *	37,630	7,396,438
Novo Nordisk AS, Class B	1,915,905	161,749,519
Novonesis (Novozymes) B, Class B	208,795	11,970,850
Orsted AS *	99,998	3,855,976
Pandora AS	49,066	9,387,220
Rockwool AS, B Shares	5,437	1,925,324
Tryg AS	196,032	3,971,323
Vestas Wind Systems AS *	601,765	8,277,055
Zealand Pharma AS *	38,801	3,942,816
		272,017,117

Finland 1.0%
Elisa OYJ	86,442	3,725,098
Fortum OYJ	268,558	3,902,014
Kesko OYJ, B Shares	167,284	3,208,746
Kone OYJ, B Shares	202,450	10,479,001
Metso OYJ	369,156	3,664,139
Neste OYJ	241,895	3,065,120
Nokia OYJ	3,172,345	14,959,019
Nordea Bank Abp	1,876,406	22,318,071
Orion OYJ, B Shares	64,293	3,490,951
Sampo OYJ, A Shares	294,129	12,141,731
Stora Enso OYJ, R Shares	353,879	3,919,301
UPM-Kymmene OYJ	315,053	9,290,880
Wartsila OYJ Abp	294,280	5,559,005
		99,723,076

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
France 11.4%
Accor SA	115,175	5,921,113
Aeroports de Paris SA	21,124	2,407,120
Air Liquide SA	343,730	60,043,382
Airbus SE	353,499	61,145,225
Alstom SA *	203,088	4,019,697
Amundi SA	37,132	2,613,936
ArcelorMittal SA	276,467	6,890,975
Arkema SA	33,318	2,655,437
AXA SA	1,049,248	39,805,482
BioMerieux	24,755	3,004,518
BNP Paribas SA	606,163	41,406,795
Bollore SE	410,962	2,427,964
Bouygues SA	114,755	3,647,646
Bureau Veritas SA	187,507	5,859,902
Capgemini SE	92,955	16,891,441
Carrefour SA	316,338	4,506,990
Cie de Saint-Gobain SA	271,131	25,424,875
Cie Generale des Etablissements Michelin SCA	397,234	13,814,609
Covivio SA	33,021	1,754,842
Credit Agricole SA	628,006	9,454,246
Danone SA	381,329	26,710,166
Dassault Aviation SA	11,288	2,547,168
Dassault Systemes SE	397,225	15,508,387
Edenred SE	143,380	4,946,642
Eiffage SA	42,726	3,817,008
Engie SA	1,086,505	17,935,897
EssilorLuxottica SA	176,676	48,490,256
Eurazeo SE	23,622	1,950,071
Eurofins Scientific SE	82,180	4,408,972
Euronext NV	47,493	5,516,174
Gecina SA	27,170	2,652,484
Getlink SE	183,264	2,931,735
Hermes International SCA	18,821	52,937,057
Ipsen SA	23,046	2,844,832
Kering SA	45,001	11,780,734
Klepierre SA	129,332	3,850,383
La Francaise des Jeux SACA	57,992	2,203,565
Legrand SA	155,560	15,859,782
L'Oreal SA	143,701	53,317,696
LVMH Moet Hennessy Louis Vuitton SE	163,641	119,687,736
Orange SA	1,113,477	11,974,893
Pernod Ricard SA	120,549	13,767,811
Publicis Groupe SA	137,007	14,570,956
Renault SA	114,769	5,891,980
Rexel SA	128,975	3,414,470
Safran SA	216,804	53,744,903
Sanofi SA	679,119	73,808,038
Sartorius Stedim Biotech	17,594	4,056,804
Schneider Electric SE	325,240	82,488,880
SEB SA	15,150	1,441,371
Societe Generale SA	427,930	13,852,109
Sodexo SA	50,867	3,757,184
STMicroelectronics NV	405,387	9,056,730
Teleperformance SE	32,347	3,029,029
Thales SA	54,962	8,896,985
TotalEnergies SE	1,284,421	74,409,270
Unibail-Rodamco-Westfield *	69,412	5,811,629
Veolia Environnement SA	419,764	11,977,495
Vinci SA	296,636	32,099,835
		1,141,643,312

Germany 9.2%
adidas AG	96,038	25,321,368
Allianz SE	233,308	76,073,892
BASF SE	532,927	25,675,201
SECURITY	NUMBER OF SHARES	VALUE ($)
Bayer AG	588,600	13,170,885
Bayerische Motoren Werke AG	170,116	13,815,052
Bechtle AG	45,999	1,543,902
Beiersdorf AG	58,815	7,867,917
Brenntag SE	78,191	4,919,775
Carl Zeiss Meditec AG, Bearer Shares	24,751	1,507,809
Commerzbank AG	562,686	10,864,932
Continental AG	64,334	4,572,418
Covestro AG *	106,594	6,557,433
CTS Eventim AG & Co. KGaA	37,189	3,626,350
Daimler Truck Holding AG	293,144	12,909,311
Delivery Hero SE *	106,282	2,746,765
Deutsche Bank AG	1,125,785	22,034,803
Deutsche Boerse AG	112,272	27,735,424
Deutsche Lufthansa AG	346,803	2,249,630
Deutsche Post AG	606,704	21,843,050
Deutsche Telekom AG	2,077,766	69,706,889
E.ON SE	1,340,176	15,874,134
Evonik Industries AG	151,576	2,846,274
Fresenius Medical Care AG	121,295	6,025,304
Fresenius SE & Co. KGaA *	252,276	9,653,471
GEA Group AG	92,105	4,861,036
Hannover Rueck SE	36,101	9,512,209
Heidelberg Materials AG	81,314	11,442,180
Henkel AG & Co. KGaA	59,284	4,579,529
Infineon Technologies AG	774,335	25,458,972
Knorr-Bremse AG	43,781	3,460,431
LEG Immobilien SE	45,287	3,732,012
Mercedes-Benz Group AG	445,026	27,075,443
Merck KGaA	76,803	11,593,602
MTU Aero Engines AG	31,922	10,904,970
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,570	43,129,506
Nemetschek SE	33,771	4,034,995
Puma SE	64,831	2,034,410
QIAGEN NV *	124,432	5,525,670
Rational AG	2,979	2,647,221
Rheinmetall AG	25,895	20,245,595
RWE AG	374,424	11,602,931
SAP SE	621,441	171,253,063
Scout24 SE	44,619	4,338,836
Siemens AG	452,144	96,928,850
Siemens Energy AG *	380,503	22,638,897
Siemens Healthineers AG	168,989	9,591,167
Symrise AG	78,459	8,033,734
Talanx AG	38,360	3,258,328
Vonovia SE	443,068	13,554,867
Zalando SE *	130,811	4,875,056
		925,455,499

Hong Kong 1.9%
AIA Group Ltd.	6,500,400	45,698,747
BOC Hong Kong Holdings Ltd.	2,234,090	7,262,430
CK Asset Holdings Ltd.	1,147,711	4,795,623
CK Hutchison Holdings Ltd.	1,595,525	8,034,569
CK Infrastructure Holdings Ltd.	381,000	2,594,546
CLP Holdings Ltd.	984,426	8,185,090
Futu Holdings Ltd., ADR	33,565	3,244,057
Galaxy Entertainment Group Ltd.	1,304,000	5,674,445
Hang Seng Bank Ltd.	458,740	5,748,277
Henderson Land Development Co. Ltd.	798,735	2,215,270
HKT Trust & HKT Ltd.	2,267,000	2,787,236
Hong Kong & China Gas Co. Ltd.	6,427,696	4,935,116
Hong Kong Exchanges & Clearing Ltd.	716,265	28,034,366
Hongkong Land Holdings Ltd.	655,401	2,851,924
Jardine Matheson Holdings Ltd.	94,017	3,787,053
Link REIT	1,534,140	6,338,708

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MTR Corp. Ltd.	874,860	2,742,623
Power Assets Holdings Ltd.	839,438	5,430,882
Sands China Ltd. *	1,486,400	3,573,323
Sino Land Co. Ltd.	2,412,425	2,313,586
SITC International Holdings Co. Ltd.	796,000	1,893,032
Sun Hung Kai Properties Ltd.	867,604	7,755,810
Swire Pacific Ltd., A Shares	242,590	2,106,820
Techtronic Industries Co. Ltd.	819,500	11,021,526
WH Group Ltd.	4,796,789	3,741,949
Wharf Holdings Ltd.	578,000	1,409,412
Wharf Real Estate Investment Co. Ltd.	981,188	2,441,616
		186,618,036

Ireland 0.3%
AIB Group PLC	1,246,354	7,328,808
Bank of Ireland Group PLC	592,375	5,885,946
Kerry Group PLC, Class A	91,494	9,395,667
Kingspan Group PLC	90,563	6,282,507
		28,892,928

Israel 0.9%
Azrieli Group Ltd.	23,908	1,980,912
Bank Hapoalim BM	750,336	9,625,827
Bank Leumi Le-Israel BM	899,092	11,252,061
Check Point Software Technologies Ltd. *	52,139	11,367,345
CyberArk Software Ltd. *	25,374	9,413,246
Elbit Systems Ltd.	15,673	4,730,505
Global-e Online Ltd. *	57,580	3,448,466
ICL Group Ltd.	439,565	2,613,490
Israel Discount Bank Ltd., A Shares	746,036	5,454,488
Mizrahi Tefahot Bank Ltd.	94,358	4,491,301
Monday.com Ltd. *	22,412	5,725,369
Nice Ltd. *	38,013	6,354,009
Teva Pharmaceutical Industries Ltd., ADR *	675,483	11,976,313
Wix.com Ltd. *	31,153	7,442,140
		95,875,472

Italy 2.8%
Amplifon SpA	77,357	2,067,276
Banco BPM SpA	761,924	6,697,462
BPER Banca SpA	582,411	3,967,497
Davide Campari-Milano NV	366,061	2,111,848
DiaSorin SpA	13,862	1,484,725
Enel SpA	4,840,895	34,407,573
Eni SpA	1,378,216	19,403,121
Ferrari NV	75,025	32,188,329
FinecoBank Banca Fineco SpA	362,708	6,886,066
Generali	555,571	17,591,322
Infrastrutture Wireless Italiane SpA	198,623	2,065,013
Intesa Sanpaolo SpA	8,719,373	37,740,333
Leonardo SpA	240,804	7,523,084
Mediobanca Banca di Credito Finanziario SpA	292,976	4,789,365
Moncler SpA	138,199	8,748,392
Nexi SpA *	307,242	1,560,280
Poste Italiane SpA	268,158	4,069,459
Prysmian SpA	166,223	11,562,315
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,688,079
Snam SpA	1,202,019	5,558,681
Stellantis NV	1,168,678	15,604,059
Telecom Italia SpA *	5,411,165	1,485,293
Tenaris SA	242,379	4,580,771
Terna - Rete Elettrica Nazionale	851,558	7,024,432
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit SpA	877,322	40,289,490
Unipol Assicurazioni SpA	231,930	3,142,816
		286,237,081

Japan 22.3%
Advantest Corp.	455,592	25,188,397
Aeon Co. Ltd.	384,300	9,310,526
AGC, Inc.	117,293	3,388,516
Aisin Corp.	305,900	3,460,219
Ajinomoto Co., Inc.	273,200	10,951,863
ANA Holdings, Inc.	93,400	1,752,095
Asahi Group Holdings Ltd.	847,700	9,181,723
Asahi Kasei Corp.	737,900	5,011,549
Asics Corp.	404,200	9,009,669
Astellas Pharma, Inc.	1,075,850	10,429,312
Bandai Namco Holdings, Inc.	351,200	8,711,175
Bridgestone Corp.	340,057	12,198,150
Brother Industries Ltd.	138,100	2,433,315
Canon, Inc.	549,695	17,716,079
Capcom Co. Ltd.	199,500	4,555,020
Central Japan Railway Co.	461,100	8,551,923
Chiba Bank Ltd.	340,300	2,898,214
Chubu Electric Power Co., Inc.	392,000	4,083,802
Chugai Pharmaceutical Co. Ltd.	400,000	17,246,004
Concordia Financial Group Ltd.	618,700	3,592,435
Dai Nippon Printing Co. Ltd.	230,296	3,403,634
Daifuku Co. Ltd.	192,990	3,960,995
Dai-ichi Life Holdings, Inc.	538,400	14,701,110
Daiichi Sankyo Co. Ltd.	1,042,700	29,070,897
Daikin Industries Ltd.	156,900	18,429,657
Daito Trust Construction Co. Ltd.	34,300	3,675,334
Daiwa House Industry Co. Ltd.	353,100	11,123,972
Daiwa Securities Group, Inc.	791,800	5,731,966
Denso Corp.	1,129,700	15,633,345
Dentsu Group, Inc.	119,200	2,761,503
Disco Corp.	54,800	15,860,391
East Japan Railway Co.	539,180	9,599,199
Eisai Co. Ltd.	152,700	4,523,299
ENEOS Holdings, Inc.	1,624,900	8,168,885
FANUC Corp.	566,800	16,886,007
Fast Retailing Co. Ltd.	113,200	37,283,226
Fuji Electric Co. Ltd.	78,600	3,744,891
FUJIFILM Holdings Corp.	666,333	14,680,047
Fujikura Ltd.	149,600	6,021,139
Fujitsu Ltd.	988,400	19,115,416
Hankyu Hanshin Holdings, Inc.	133,900	3,407,031
Hikari Tsushin, Inc.	10,393	2,374,055
Hitachi Construction Machinery Co. Ltd.	66,253	1,586,408
Hitachi Ltd.	2,760,175	69,391,953
Honda Motor Co. Ltd.	2,669,817	25,270,206
Hoshizaki Corp.	66,700	2,468,645
Hoya Corp.	207,107	27,811,539
Hulic Co. Ltd.	260,400	2,295,044
Idemitsu Kosan Co. Ltd.	510,715	3,408,594
Inpex Corp.	508,800	6,072,043
Isuzu Motors Ltd.	334,100	4,491,766
ITOCHU Corp.	707,100	32,557,749
Japan Airlines Co. Ltd.	88,700	1,455,363
Japan Exchange Group, Inc.	600,000	6,339,714
Japan Post Bank Co. Ltd.	857,800	8,873,004
Japan Post Holdings Co. Ltd.	1,146,100	11,969,875
Japan Post Insurance Co. Ltd.	111,800	2,178,717
Japan Real Estate Investment Corp.	3,910	2,754,684
Japan Tobacco, Inc.	713,600	18,179,545
JFE Holdings, Inc.	348,800	4,033,676
Kajima Corp.	235,800	4,192,776
Kansai Electric Power Co., Inc.	550,900	6,077,956
Kao Corp.	275,619	10,928,936

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kawasaki Kisen Kaisha Ltd. (a)	214,500	2,714,437
KDDI Corp.	913,000	30,417,500
Keyence Corp.	115,700	49,833,000
Kikkoman Corp.	408,985	4,280,535
Kirin Holdings Co. Ltd.	459,200	5,810,661
Kobe Bussan Co. Ltd.	89,500	2,033,846
Kokusai Electric Corp.	82,600	1,275,532
Komatsu Ltd.	515,409	15,546,409
Konami Group Corp.	60,000	5,523,183
Kubota Corp.	561,700	7,045,587
Kyocera Corp.	753,100	7,817,021
Kyowa Kirin Co. Ltd.	143,300	2,135,414
Lasertec Corp.	47,800	4,971,365
LY Corp.	1,701,700	4,970,542
M3, Inc.	252,800	2,294,421
Makita Corp.	139,800	4,134,231
Marubeni Corp.	846,800	12,589,848
MatsukiyoCocokara & Co.	202,600	2,998,708
McDonald's Holdings Co. Japan Ltd.	55,000	2,073,921
MEIJI Holdings Co. Ltd.	144,600	2,911,672
Minebea Mitsumi, Inc.	209,300	3,358,991
Mitsubishi Chemical Group Corp.	802,300	4,097,874
Mitsubishi Corp.	1,989,500	31,730,974
Mitsubishi Electric Corp.	1,134,500	18,595,549
Mitsubishi Estate Co. Ltd.	644,502	9,365,254
Mitsubishi HC Capital, Inc.	525,038	3,491,546
Mitsubishi Heavy Industries Ltd.	1,906,600	27,903,556
Mitsubishi UFJ Financial Group, Inc.	6,607,109	83,556,079
Mitsui & Co. Ltd.	1,511,900	29,923,503
Mitsui Chemicals, Inc.	100,600	2,206,103
Mitsui Fudosan Co. Ltd.	1,583,431	14,291,715
Mitsui OSK Lines Ltd.	201,200	6,837,323
Mizuho Financial Group, Inc.	1,434,113	39,489,460
MonotaRO Co. Ltd.	150,600	2,594,629
MS&AD Insurance Group Holdings, Inc.	768,586	15,935,783
Murata Manufacturing Co. Ltd.	998,000	15,679,372
NEC Corp.	147,500	14,628,876
Nexon Co. Ltd.	186,200	2,418,916
NIDEC Corp.	503,300	8,692,763
Nintendo Co. Ltd.	619,890	40,667,663
Nippon Building Fund, Inc.	4,565	3,635,046
Nippon Paint Holdings Co. Ltd.	575,600	3,627,026
Nippon Sanso Holdings Corp.	98,500	2,789,573
Nippon Steel Corp.	538,041	11,169,180
Nippon Telegraph & Telephone Corp.	17,850,275	17,572,713
Nippon Yusen KK	260,700	8,181,686
Nissan Motor Co. Ltd.	1,304,996	3,571,024
Nissin Foods Holdings Co. Ltd.	118,900	2,658,594
Nitori Holdings Co. Ltd.	47,700	5,585,888
Nitto Denko Corp.	432,400	7,670,424
Nomura Holdings, Inc.	1,795,100	11,670,634
Nomura Research Institute Ltd.	219,700	7,423,052
NTT Data Group Corp.	371,400	7,207,609
Obayashi Corp.	373,300	5,013,465
Obic Co. Ltd.	189,200	5,650,507
Olympus Corp.	711,200	10,793,169
Omron Corp.	102,500	3,381,436
Ono Pharmaceutical Co. Ltd.	227,800	2,369,886
Oracle Corp. Japan	23,200	2,117,923
Oriental Land Co. Ltd.	653,800	14,693,550
ORIX Corp.	689,600	14,566,299
Osaka Gas Co. Ltd.	224,200	4,407,934
Otsuka Corp.	136,300	3,072,844
Otsuka Holdings Co. Ltd.	265,400	13,858,439
Pan Pacific International Holdings Corp.	226,600	6,308,845
Panasonic Holdings Corp.	1,376,512	14,045,539
Rakuten Group, Inc. *	890,420	5,591,086
Recruit Holdings Co. Ltd.	834,200	58,220,626
Renesas Electronics Corp. *	1,009,500	13,521,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Resona Holdings, Inc.	1,245,085	9,241,572
Ricoh Co. Ltd.	319,300	3,661,834
SBI Holdings, Inc.	162,990	4,698,486
SCREEN Holdings Co. Ltd.	49,500	3,449,276
SCSK Corp.	95,400	2,112,258
Secom Co. Ltd.	249,400	8,392,592
Seiko Epson Corp.	174,800	3,158,859
Sekisui Chemical Co. Ltd.	221,900	3,677,455
Sekisui House Ltd.	352,169	8,093,890
Seven & i Holdings Co. Ltd.	1,320,709	21,083,474
SG Holdings Co. Ltd.	186,628	1,758,861
Shimadzu Corp.	142,500	4,133,777
Shimano, Inc.	45,500	6,384,820
Shin-Etsu Chemical Co. Ltd.	1,074,600	33,314,976
Shionogi & Co. Ltd.	442,200	6,502,155
Shiseido Co. Ltd.	233,800	3,926,297
Shizuoka Financial Group, Inc.	250,200	2,232,394
SMC Corp.	33,600	12,713,778
SoftBank Corp.	17,107,000	22,004,094
SoftBank Group Corp.	568,300	34,741,125
Sompo Holdings, Inc.	531,000	14,807,493
Sony Group Corp.	3,715,600	82,000,850
Subaru Corp.	345,900	6,025,370
Sumitomo Corp.	656,300	14,228,739
Sumitomo Electric Industries Ltd.	431,700	8,065,072
Sumitomo Metal Mining Co. Ltd.	147,200	3,361,471
Sumitomo Mitsui Financial Group, Inc.	2,217,238	54,639,610
Sumitomo Mitsui Trust Group, Inc.	386,200	9,711,118
Sumitomo Realty & Development Co. Ltd.	183,900	6,354,371
Suntory Beverage & Food Ltd.	85,600	2,658,935
Suzuki Motor Corp.	937,500	11,218,304
Sysmex Corp.	292,800	5,596,978
T&D Holdings, Inc.	290,200	5,521,004
Taisei Corp.	94,300	3,956,123
Takeda Pharmaceutical Co. Ltd.	946,690	25,465,974
TDK Corp.	1,165,300	14,085,332
Terumo Corp.	804,400	15,101,730
TIS, Inc.	129,200	2,856,778
Toho Co. Ltd.	67,308	3,033,366
Tokio Marine Holdings, Inc.	1,120,497	36,957,738
Tokyo Electric Power Co. Holdings, Inc. *	859,590	2,252,756
Tokyo Electron Ltd.	266,400	44,937,381
Tokyo Gas Co. Ltd.	202,940	5,740,927
Tokyu Corp.	315,300	3,598,302
TOPPAN Holdings, Inc.	139,300	3,909,730
Toray Industries, Inc.	830,300	5,761,429
TOTO Ltd.	87,300	2,133,895
Toyota Industries Corp.	96,800	8,076,703
Toyota Motor Corp.	6,108,415	115,873,635
Toyota Tsusho Corp.	381,707	6,446,891
Trend Micro, Inc.	76,800	4,549,650
Unicharm Corp.	666,600	5,206,020
West Japan Railway Co.	260,964	4,800,551
Yakult Honsha Co. Ltd.	156,900	2,865,571
Yamaha Motor Co. Ltd.	546,700	4,573,479
Yaskawa Electric Corp.	135,100	3,922,395
Yokogawa Electric Corp.	136,100	2,987,546
Zensho Holdings Co. Ltd.	57,900	3,194,216
ZOZO, Inc.	76,100	2,496,266
		2,243,639,327

Netherlands 4.6%
ABN AMRO Bank NV, GDR	280,201	4,699,845
Adyen NV *	13,011	21,001,278
Aegon Ltd.	806,305	5,263,958
AerCap Holdings NV	115,159	11,009,200
Akzo Nobel NV	100,941	5,733,249

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ASM International NV	27,942	16,211,486
ASML Holding NV	237,694	175,837,247
ASR Nederland NV	93,439	4,604,394
BE Semiconductor Industries NV	45,728	5,831,755
Coca-Cola Europacific Partners PLC	124,205	9,756,303
CVC Capital Partners PLC *	126,088	2,985,478
DSM-Firmenich AG	110,638	11,294,960
EXOR NV	59,882	5,673,718
Heineken Holding NV	75,493	4,551,839
Heineken NV	169,907	11,804,740
IMCD NV	33,454	5,238,908
ING Groep NV, Series N	1,965,280	32,664,697
InPost SA *	132,821	2,172,889
JDE Peet's NV	75,925	1,326,107
Koninklijke Ahold Delhaize NV	553,450	19,612,938
Koninklijke KPN NV	2,279,426	8,248,153
Koninklijke Philips NV *	479,683	13,221,147
NN Group NV	162,794	7,471,633
Prosus NV *	812,716	31,043,742
Randstad NV	66,376	2,865,453
Universal Music Group NV	487,734	13,603,988
Wolters Kluwer NV	140,800	25,578,011
		459,307,116

New Zealand 0.2%
Auckland International Airport Ltd.	1,038,166	5,060,287
Fisher & Paykel Healthcare Corp. Ltd.	350,276	7,410,833
Infratil Ltd.	550,293	3,480,120
Mercury NZ Ltd.	388,476	1,381,152
Meridian Energy Ltd.	789,690	2,628,472
		19,960,864

Norway 0.6%
Aker BP ASA	193,831	4,045,725
DNB Bank ASA	532,280	11,305,989
Equinor ASA	496,420	11,955,666
Gjensidige Forsikring ASA	119,153	2,444,391
Kongsberg Gruppen ASA	52,123	6,187,157
Mowi ASA	275,959	5,541,757
Norsk Hydro ASA	823,318	4,855,892
Orkla ASA	420,562	3,905,353
Salmar ASA	39,663	2,100,769
Telenor ASA	369,709	4,520,636
Yara International ASA	97,859	2,930,920
		59,794,255

Portugal 0.1%
EDP Renovaveis SA	181,278	1,696,027
EDP SA	1,904,359	5,987,636
Galp Energia SGPS SA	275,227	4,606,244
Jeronimo Martins SGPS SA	168,553	3,331,025
		15,620,932

Singapore 1.7%
CapitaLand Ascendas REIT	2,232,595	4,232,658
CapitaLand Integrated Commercial Trust	3,463,634	4,944,229
CapitaLand Investment Ltd.	1,417,649	2,552,157
DBS Group Holdings Ltd.	1,183,282	38,731,095
Genting Singapore Ltd.	3,627,200	2,008,497
Grab Holdings Ltd., Class A *	1,251,772	5,733,116
Keppel Ltd.	883,800	4,390,444
Oversea-Chinese Banking Corp. Ltd.	2,004,701	25,569,511
Sea Ltd., ADR *	219,018	26,674,202
Sembcorp Industries Ltd.	516,100	2,111,095
Singapore Airlines Ltd.	892,750	4,164,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Exchange Ltd.	516,500	4,647,192
Singapore Technologies Engineering Ltd.	968,949	3,439,023
Singapore Telecommunications Ltd.	4,415,137	10,787,778
United Overseas Bank Ltd.	749,833	20,612,640
Wilmar International Ltd.	1,147,734	2,623,791
Yangzijiang Shipbuilding Holdings Ltd.	1,534,500	3,436,479
		166,658,491

Spain 2.8%
Acciona SA	14,578	1,642,480
ACS Actividades de Construccion y Servicios SA	104,195	5,305,005
Aena SME SA	44,973	9,685,392
Amadeus IT Group SA	271,930	19,899,171
Banco Bilbao Vizcaya Argentaria SA	3,416,322	38,894,677
Banco de Sabadell SA	3,278,061	7,726,960
Banco Santander SA	9,222,806	47,262,303
CaixaBank SA	2,368,102	14,334,971
Cellnex Telecom SA *	313,863	10,512,276
Endesa SA	184,194	4,077,745
Ferrovial SE	282,963	12,077,794
Grifols SA *	183,195	1,567,349
Iberdrola SA	3,641,115	51,454,639
Iberdrola SA - Interim Shares *(b)	62,778	887,150
Industria de Diseno Textil SA	648,409	35,196,048
Redeia Corp. SA	236,217	3,973,434
Repsol SA	699,076	8,124,585
Telefonica SA	2,339,169	9,530,466
		282,152,445

Sweden 3.7%
AddTech AB, B Shares	150,816	4,402,041
Alfa Laval AB	174,219	7,766,092
Assa Abloy AB, B Shares	593,260	18,175,295
Atlas Copco AB, A Shares	1,615,336	26,985,409
Atlas Copco AB, B Shares	914,004	13,588,131
Beijer Ref AB	228,866	3,396,109
Boliden AB	163,322	4,905,423
Epiroc AB, A Shares	395,480	7,536,427
Epiroc AB, B Shares	223,679	3,734,187
EQT AB	223,346	7,292,367
Essity AB, B Shares	365,278	9,250,945
Evolution AB	100,629	7,720,217
Fastighets AB Balder, B Shares *	406,876	2,895,202
Getinge AB, B Shares	131,774	2,587,647
H & M Hennes & Mauritz AB, B Shares	335,913	4,475,303
Hexagon AB, B Shares	1,237,117	14,323,003
Holmen AB, B Shares	44,602	1,689,998
Industrivarden AB, A Shares	82,630	2,933,837
Industrivarden AB, C Shares	84,711	2,993,272
Indutrade AB	162,977	4,486,624
Investment AB Latour, B Shares	88,274	2,307,982
Investor AB, B Shares	1,031,668	29,377,999
L E Lundbergforetagen AB, B Shares	44,511	2,142,283
Lifco AB, B Shares	137,126	4,496,622
Nibe Industrier AB, B Shares	919,975	3,685,851
Saab AB, B Shares	193,605	4,185,086
Sagax AB, B Shares	129,930	2,859,539
Sandvik AB	637,053	13,144,314
Securitas AB, B Shares	292,029	3,715,496
Skandinaviska Enskilda Banken AB, A Shares	941,948	13,351,406
Skanska AB, B Shares	201,594	4,319,117
SKF AB, B Shares	202,231	4,084,617
Spotify Technology SA *	91,284	50,073,838
Svenska Cellulosa AB SCA, B Shares	358,982	4,944,017
Svenska Handelsbanken AB, A Shares	859,220	9,506,129

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swedbank AB, A Shares	499,524	10,876,357
Swedish Orphan Biovitrum AB *	117,030	3,544,317
Tele2 AB, B Shares	316,909	3,525,562
Telefonaktiebolaget LM Ericsson, B Shares	1,661,510	12,510,964
Telia Co. AB	1,383,858	4,072,520
Trelleborg AB, B Shares	125,899	4,740,377
Volvo AB, A Shares	128,505	3,544,875
Volvo AB, B Shares	937,446	25,829,828
		371,976,625

Switzerland 9.8%
ABB Ltd.	941,179	51,249,439
Adecco Group AG	101,437	2,414,777
Alcon AG	297,387	27,137,704
Avolta AG *	54,480	2,462,530
Bachem Holding AG	18,855	1,200,451
Baloise Holding AG	25,633	4,677,275
Banque Cantonale Vaudoise	18,579	1,874,902
Barry Callebaut AG	2,142	2,354,644
BKW AG	12,353	2,107,533
Chocoladefabriken Lindt & Spruengli AG	63	7,130,508
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	594	6,823,329
Cie Financiere Richemont SA, Class A	319,909	61,844,337
Clariant AG *	133,642	1,504,280
EMS-Chemie Holding AG	4,096	2,899,539
Galderma Group AG *	49,395	6,003,872
Geberit AG	19,882	11,089,551
Givaudan SA	5,512	24,129,941
Helvetia Holding AG	22,074	3,851,807
Holcim AG *	310,402	31,109,711
Julius Baer Group Ltd.	120,878	8,493,410
Kuehne & Nagel International AG	28,877	6,561,802
Logitech International SA	90,274	8,936,327
Lonza Group AG	42,679	27,062,417
Nestle SA	1,558,251	132,358,812
Novartis AG	1,171,761	122,656,145
Partners Group Holding AG	13,497	20,503,958
Roche Holding AG	417,509	131,253,015
Roche Holding AG, Bearer Shares	19,277	6,410,677
Sandoz Group AG	244,078	11,685,809
Schindler Holding AG	13,573	3,817,236
Schindler Holding AG, Participation Certificates	24,650	7,122,812
SGS SA	89,414	8,685,537
SIG Group AG *	178,462	3,891,984
Sika AG	90,981	23,105,886
Sonova Holding AG	30,343	10,586,164
Straumann Holding AG	66,796	9,472,718
Swatch Group AG, Bearer Shares	17,123	3,172,220
Swiss Life Holding AG	17,014	13,890,911
Swiss Prime Site AG	46,456	5,303,492
Swiss Re AG	179,547	27,410,955
Swisscom AG	15,264	8,589,649
Temenos AG	32,596	2,771,855
UBS Group AG	1,957,369	69,015,911
VAT Group AG	16,103	6,186,123
Zurich Insurance Group AG	87,179	52,827,381
		983,639,336

United Kingdom 14.8%
3i Group PLC	575,885	27,667,421
Admiral Group PLC	154,524	5,162,722
Anglo American PLC	751,725	22,011,399
Antofagasta PLC	231,950	4,918,363
Ashtead Group PLC	260,498	16,977,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Associated British Foods PLC	199,661	4,684,955
AstraZeneca PLC	921,917	129,414,615
Auto Trader Group PLC	517,796	5,043,258
Aviva PLC	1,606,824	10,184,930
BAE Systems PLC	1,795,033	27,134,122
Barclays PLC	8,673,423	31,788,044
Barratt Redrow PLC	828,852	4,642,990
Berkeley Group Holdings PLC	61,104	2,923,510
BP PLC	9,627,658	49,806,687
British American Tobacco PLC	1,188,938	47,172,227
BT Group PLC	3,868,074	6,779,385
Bunzl PLC	200,292	8,525,762
Centrica PLC	3,088,430	5,427,932
Coca-Cola HBC AG *	124,912	4,336,239
Compass Group PLC	1,006,228	34,668,949
Croda International PLC	78,481	3,232,564
DCC PLC	58,277	4,018,320
Diageo PLC	1,323,887	39,439,141
Endeavour Mining PLC	106,054	2,157,600
Entain PLC	354,723	3,080,026
Experian PLC	546,667	26,928,610
Glencore PLC *	6,150,848	26,574,405
GSK PLC	2,464,314	42,927,307
Haleon PLC	5,103,586	23,788,892
Halma PLC	228,439	8,557,616
Hargreaves Lansdown PLC	203,211	2,769,339
Hikma Pharmaceuticals PLC	99,146	2,817,580
HSBC Holdings PLC	10,830,257	113,112,472
Imperial Brands PLC	477,596	16,108,188
Informa PLC	788,288	8,411,353
InterContinental Hotels Group PLC	94,831	12,644,890
Intertek Group PLC	95,436	6,019,010
J Sainsbury PLC	1,044,851	3,281,612
JD Sports Fashion PLC	1,540,846	1,690,923
Kingfisher PLC	1,111,985	3,378,238
Land Securities Group PLC	422,187	3,044,774
Legal & General Group PLC	3,505,188	10,466,966
Lloyds Banking Group PLC	36,467,166	28,038,296
London Stock Exchange Group PLC	284,341	42,312,204
M&G PLC	1,367,040	3,521,682
Marks & Spencer Group PLC	1,213,509	5,027,085
Melrose Industries PLC	755,891	5,704,788
Mondi PLC	262,238	4,081,920
National Grid PLC	2,895,385	35,124,631
NatWest Group PLC	4,192,626	22,353,618
Next PLC	71,312	8,764,930
NMC Health PLC *(b)	48,950	0
Pearson PLC	346,998	5,756,964
Persimmon PLC	191,031	2,983,024
Phoenix Group Holdings PLC	408,826	2,634,884
Prudential PLC	1,609,218	13,391,801
Reckitt Benckiser Group PLC	411,101	27,185,591
RELX PLC	1,107,246	54,981,877
Rentokil Initial PLC	1,512,325	7,406,681
Rio Tinto PLC	677,201	40,782,323
Rolls-Royce Holdings PLC *	5,061,136	37,736,559
Sage Group PLC	603,552	10,030,719
Schroders PLC	484,837	2,117,285
Segro PLC	772,310	6,828,433
Severn Trent PLC	161,573	5,046,136
Shell PLC	3,690,409	121,173,579
Smith & Nephew PLC	513,956	6,517,540
Smiths Group PLC	207,704	5,290,258
Spirax Group PLC	42,175	4,193,164
SSE PLC	650,779	13,110,278
Standard Chartered PLC	1,252,103	16,840,176
Taylor Wimpey PLC	2,038,968	3,019,705
Tesco PLC	4,105,904	18,896,968
Unilever PLC	1,475,712	84,524,383

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Utilities Group PLC	403,677	5,100,508
Vodafone Group PLC	13,162,765	11,213,950
Whitbread PLC	107,878	3,741,918
Wise PLC, Class A *	393,118	5,416,186
WPP PLC	640,587	6,089,513
		1,490,660,042
Total Common Stocks (Cost $6,695,270,928)		9,977,157,608

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	35,935	2,730,446
Dr. Ing hc F Porsche AG	68,259	4,345,999
Henkel AG & Co. KGaA	102,822	8,983,544
Porsche Automobil Holding SE	89,102	3,521,384
Sartorius AG	15,274	4,407,642
Volkswagen AG	122,009	12,440,758
		36,429,773
Total Preferred Stocks (Cost $41,760,045)		36,429,773

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/07/25, strike EUR 0.45 *	104,195	51,452
Total Rights (Cost $49,199)		51,452

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)(d)	1,721,600	1,721,600
Total Short-Term Investments (Cost $1,721,600)		1,721,600

Total Investments in Securities (Cost $6,738,801,772)		10,015,360,433

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	261	30,935,025	425,790

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,619,804.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,415,427,424	$—	$1,415,427,424
Austria	3,074,086	15,931,270	—	19,005,356
Finland	7,216,049	92,507,027	—	99,723,076
France	3,757,184	1,137,886,128	—	1,141,643,312
Germany	6,557,433	918,898,066	—	925,455,499
Hong Kong	7,440,705	179,177,331	—	186,618,036
Israel	54,103,384	41,772,088	—	95,875,472
Japan	6,546,718	2,237,092,609	—	2,243,639,327
Netherlands	40,378,441	418,928,675	—	459,307,116
New Zealand	11,168,879	8,791,985	—	19,960,864
Norway	17,538,473	42,255,782	—	59,794,255
Portugal	3,331,025	12,289,907	—	15,620,932
Singapore	32,407,318	134,251,173	—	166,658,491
Spain	—	281,265,295	887,150	282,152,445
Sweden	61,216,237	310,760,388	—	371,976,625
Switzerland	30,133,813	953,505,523	—	983,639,336
United Kingdom	2,817,580	1,487,842,462	0 *	1,490,660,042
Preferred Stocks
Germany	8,983,544	27,446,229	—	36,429,773
Rights[1]	51,452	—	—	51,452
Short-Term Investments[1]	1,721,600	—	—	1,721,600
Futures Contracts[2]	425,790	—	—	425,790
Total	$298,869,711	$9,716,029,362	$887,150	$10,015,786,223

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG87637JAN25